UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA 90067-6022
(Address of principal executive offices)  (Zip code)

John T. Genoy
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31
Date of reporting period: October 31, 2008

Item 1 — Schedule of Investments
SUNAMERICA SERIES TRUST
CASH MANAGEMENT PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Short-Term Investment Securities — 90.5%	Principal Amount	Market Value (Note 1)

ASSET-BACKED COMMERCIAL PAPER — 48.3%
CAFCO LLC 2.78% due 11/19/08*	$5,000,000	$4,993,050
Cancara Asset Securitisation LLC 2.85% due 11/10/08*	15,000,000	14,989,312
Cancara Asset Securitisation LLC 4.30% due 11/13/08*	7,000,000	6,989,967
Chariot Funding LLC 4.00% due 11/26/08*	24,000,000	23,933,333
Charta LLC 3.50% due 12/12/08*	20,000,000	19,920,278
Charta LLC 3.75% due 11/17/08*	10,000,000	9,983,333
Ciesco LLC 4.00% due 11/05/08*	35,000,000	34,984,444
Clipper Receivables Co. LLC 2.90% due 11/21/08*	8,500,000	8,486,306
Clipper Receivables Co. LLC 2.97% due 12/11/08*	13,000,000	12,957,100
Fairway Finance Corp. 3.15% due 01/23/09*	16,000,000	15,870,080
Fairway Finance Corp. 3.40% due 01/23/09*	20,000,000	19,837,600
Gemini Securitization Corp. LLC 2.75% due 11/06/08*	14,000,000	13,994,653
Gemini Securitization Corp. LLC 2.85% due 02/09/09*	22,000,000	21,782,200
Gotham Funding Corp. 4.20% due 12/10/08*	10,000,000	9,954,500
Govco LLC 2.72% due 11/17/08*	10,000,000	9,987,911
Grampian Funding LLC 2.89% due 11/10/08*	7,500,000	7,494,591
Grampian Funding, Ltd. 2.89% due 11/20/08*	17,000,000	16,974,070
Jupiter Security Co. LLC 2.50% due 11/10/08*	37,000,000	36,967,625
Old Line Funding LLC 3.65% due 12/19/08*	7,700,000	7,662,527
Old Line Funding LLC 4.10% due 11/12/08*	25,000,000	24,968,681
Park Avenue Receivables Corp. 3.10% due 11/17/08*	15,000,000	14,979,333
Picaros Funding LLC 2.82% due 12/05/08*	10,000,000	9,973,367
Solitaire Funding LLC 2.88% due 12/03/08*	4,000,000	3,989,760
Solitaire Funding LLC 2.90% due 11/17/08*	3,000,000	2,996,133
Tulip Funding Corp. 4.25% due 11/03/08*	35,000,000	34,991,736
Variable Funding Capital Company LLC 2.80% due 11/17/08*	15,000,000	14,981,333

TOTAL ASSET-BACKED COMMERCIAL PAPER (cost $404,706,199)		404,643,223

CERTIFICATES OF DEPOSIT — 8.4%
Chase Bank USA NA 2.73% due 11/13/08	20,000,000	19,994,732
Suntrust Bank 2.90% due 11/17/08	30,000,000	30,003,733
Union Bank Of California NA 4.55% due 12/08/08	20,000,000	20,000,000

TOTAL CERTIFICATES OF DEPOSIT (cost $69,998,465)		69,998,465

COMMERCIAL PAPER — 7.1%
Citigroup Funding, Inc. 2.87% due 11/24/08	10,000,000	9,981,664
Dexia Delaware LLC 2.81% due 11/12/08	8,000,000	7,993,131
General Electric Capital Corp. 0.25% due 11/03/08	35,000,000	34,999,514
JPMorgan Chase & Co. 2.75% due 12/10/08	7,000,000	6,979,146

TOTAL COMMERCIAL PAPER (cost $59,953,455)		59,953,455

CORPORATE NOTES — 3.1%
Cheyne Finance LLC 4.83% due 04/08/09*(1)(3)(4)(5)(6)(7).	3,157,859	80,863
Cheyne Finance LLC 4.83% due 10/25/09*(1)(3)(4)(5)(6)(7).	2,169,914	55,984
Issuer Entity LLC 2.63% due 10/29/09*(1)(3)(4)(8)	7,740,613	3,140,367
Merrill Lynch & Co., Inc. 4.44% due 12/17/08(4)	3,250,000	3,250,927
Wells Fargo Bank NA 3.20% due 12/18/08(4)	20,000,000	19,992,058

TOTAL CORPORATE NOTES (cost $31,120,061)		26,520,199

SOVEREIGN AGENCY — 23.6%
Federal Home Loan Bank Discount Notes 1.30% due 11/14/08	35,000,000	34,983,570
Federal Home Loan Bank Discount Notes 2.48% due 02/09/09	10,000,000	9,952,400
Federal Home Loan Bank Discount Notes 2.50% due 11/19/08	25,000,000	24,968,750
Federal Home Loan Mtg. Corp. Discount Notes 2.55% due 11/24/08	40,000,000	39,934,833
Federal Home Loan Mtg. Corp. Discount Notes 2.61% due 02/19/09	63,000,000	62,669,250
Federal National Mtg. Assoc. Discount Notes 2.64% due 12/08/08	25,000,000	24,932,167

TOTAL SOVEREIGN AGENCY (cost $197,248,006)		197,440,970

TOTAL SHORT-TERM INVESTMENT SECURITIES — (cost $763,026,186)		758,556,312

Repurchase Agreement — 10.1%

REPURCHASE AGREEMENT — 10.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.05%, dated 10/31/08, to be repurchased 11/03/08 in the amount of $84,275,351 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.33% due 03/06/12 and having an approximate value of $31,247,425; Federal National Mtg. Assoc. Notes, bearing interest at 4.37% due 12/23/10 and having an approximate value of $32,717,156; Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.13% due 10/18/16 and having an approximate value of $2,917,275; Federal National Mtg. Assoc. Notes, bearing interest at 5.50% due 07/09/10 and having an approximate value of $18,819,113; Federal National Mtg. Assoc. Notes, bearing interest at 5.65% due 10/26/17 and having an approximate value of $24,839, and Federal National Mtg. Assoc. Notes, bearing interest at 5.13% due 12/18/17 and having an approximate value of $236,966; the aggregate value of collateral being $85,962,774 (cost $84,275,000)
	$84,275,000	$84,275,000

TOTAL INVESTMENTS — (cost $847,301,186)(9)	100.6%	842,831,312
Liabilities in excess of other assets	(0.6)	(5,145,696)

NET ASSETS	100.0%	$837,685,616

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2008, the aggregate value of these securities was $407,920,437 representing 48.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security; see Note 1

(2)	Variable Rate Security — the rate reflected is as of October 31, 2008, maturity date reflects next reset date.

(3)	Illiquid security. At October 31, 2008, The aggregate value of these securities was $3,277,214 representing 0.4% of net assets.

(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2008.

(5)	Security in default

(6)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(7)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, Plc (“SIV Portfolio”) (formerly Cheyne Finance Plc), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, have materially adversely affected the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of October 31, 2008, represents the Notes’ residual value that may be distributed to the Portfolio.

(8)	The secured liquidity notes (“SLNs”) issued by the Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issuance of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs. Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 30, 2008 but were extended to October 30, 2009 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(9)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

Industry Allocation*
Asset Backed/Trade & Term Receivable	25.4%
US Agency	23.6
Asset Backed/Multi-Asset	17.9
Banks-Domestic	11.6
Repurchase Agreements	10.1
Asset Backed/Securities	4.9
Finance	4.2
Finance Sector-Misc.	2.1
Asset Backed/Mortgages	0.4
Investment Banker/Broker	0.4

100.6%

*	Calculated as a percentage of net assets

SUNAMERICA SERIES TRUST
CORPORATE BOND PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Asset Backed Securities — 0.0%	Shares/ Principal Amount	Market Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES — 0.0%
125 Home Loan Owner Trust Series 1998-1A, Class B1 9.26% due 02/15/29*(1)	$44,212	$33,159
SMFC Trust Series 1997-A, Class B1-4 5.66% due 01/20/35*(1)(2)(3)	5,722	3,719

TOTAL ASSET BACKED SECURITIES (cost $49,543)		36,878

Corporate Bonds & Notes — 81.0%

ADVERTISING SALES — 0.2%
Lamar Media Corp Company Guar. Notes 7.25% due 01/01/13	375,000	294,375
Lamar Media Corp. Senior Notes 6.63% due 08/15/15	1,425,000	1,047,375

		1,341,750

ADVERTISING SERVICES — 0.9%
Blackrock, Inc. Senior Notes 6.25% due 09/15/17	7,190,000	6,281,242
R.H. Donnelley Corp. Senior Notes Class A-1 6.88% due 01/15/13	350,000	80,500
R.H. Donnelley Corp. Senior Notes Class A-2 6.88% due 01/15/13	325,000	74,750
WDAC Subsidiary Corp. Senior Notes 8.38% due 12/01/14*	1,225,000	490,000

		6,926,492

AEROSPACE/DEFENSE — 1.7%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	1,175,000	969,375
Boeing Co. Notes 5.13% due 02/15/13	1,000,000	948,545
Boeing Co. Debentures 8.75% due 09/15/31	900,000	983,250
Lockheed Martin Corp. Senior Notes 4.12% due 03/14/13	970,000	899,126
Lockheed Martin Corp. Company Guar. Notes 7.65% due 05/01/16	2,000,000	2,058,400
Raytheon Co. Senior Notes 5.38% due 04/01/13	6,750,000	6,364,953
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	1,350,000	1,080,000

		13,303,649

AEROSPACE/DEFENSE-EQUIPMENT — 0.1%
Sequa Corp. Senior Notes 11.75% due 12/01/15*	875,000	542,500
Sequa Corp Senior Notes 13.50% due 12/01/15*(4)	361,812	206,233

		748,733

AGRICULTURAL CHEMICALS — 0.1%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	700,000	595,000
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	525,000	458,467

		1,053,467

AGRICULTURAL OPERATIONS — 0.0%
Eurofresh, Inc. Senior Notes 11.50% due 01/15/13*	450,000	162,000

AIRLINES — 0.3%
Southwest Airlines Co. Notes 6.50% due 03/01/12	1,320,000	1,261,456
Southwest Airlines Co. Debentures 7.38% due 03/01/27	1,215,000	932,618

		2,194,074

APPLIANCES — 0.4%
ALH Finance LLC/ALH Finance Corp. Senior Sub. Notes 8.50% due 01/15/13	925,000	721,500
Whirlpool Corp. Senior Notes 5.50% due 03/01/13	2,730,000	2,529,356

		3,250,856

APPLICATIONS SOFTWARE — 0.1%
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/16	575,000	356,500
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	750,000	705,000

		1,061,500

AUTO-CARS/LIGHT TRUCKS — 0.9%
DaimlerChrysler NA Holding Corp. Notes 4.88% due 06/15/10	5,000,000	4,297,190
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	1,620,000	1,214,323
Ford Motor Co. Notes 7.45% due 07/16/31	650,000	204,750

General Motors Corp. Notes 7.20% due 01/15/11	1,000,000	405,000
General Motors Corp. Debentures 7.40% due 09/01/25	2,800,000	728,000
General Motors Corp. Senior Bonds 8.38% due 07/15/33	1,050,000	341,250
General Motors Corp. Notes 9.45% due 11/01/11	250,000	77,500

		7,268,013

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.1%
Tenneco Automotive, Inc. Company Guar. Notes 8.63% due 11/15/14	750,000	354,375
United Components, Inc. Senior Sub. Notes 9.38% due 06/15/13	1,325,000	821,500

		1,175,875

BANKS-COMMERCIAL — 2.2%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	1,236,000	690,535
Hudson United Bank Sub. Notes 7.00% due 05/15/12	1,000,000	1,097,471
Manufacturers & Traders Trust Co. Sub. Notes 5.63% due 12/01/21(5)	2,235,000	1,704,031
Marshall & Ilsley Bank Notes 4.40% due 03/15/10	2,500,000	2,203,167
Marshall & Ilsley Corp. Notes 5.35% due 04/01/11	2,500,000	1,828,085
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	1,700,000	1,663,496
State Street Bank & Trust Co. Sub. Notes 5.30% due 01/15/16	770,000	657,738
US Bank NA. Sub. Notes 4.95% due 10/30/14	3,690,000	3,490,670
Wachovia Bank NA Sub. Notes 4.80% due 11/01/14	2,000,000	1,678,908
Wachovia Bank NA Sub. Notes 4.88% due 02/01/15	1,350,000	1,154,389
Zions Bancorp. Sub. Notes 5.50% due 11/16/15	1,490,000	996,259

		17,164,749

BANKS-FIDUCIARY — 0.5%
Northern Trust Corp. Senior Notes 5.30% due 08/29/11	960,000	956,720
Wilmington Trust Corp. Notes 8.50% due 04/02/18	2,850,000	2,975,126

		3,931,846

BANKS-SUPER REGIONAL — 1.5%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	460,000	421,612
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	1,360,000	1,151,554
PNC Funding Corp. Company Guar. Notes 7.50% due 11/01/09	1,710,000	1,687,898
Wachovia Corp. Notes 5.75% due 02/01/18	3,520,000	3,073,206
Wells Fargo Bank NA Sub. Notes 6.45% due 02/01/11	5,000,000	4,994,210

		11,328,480

BEVERAGES-NON-ALCOHOLIC — 0.8%
Bottling Group LLC Senior Notes 5.50% due 04/01/16	3,710,000	3,425,273
PepsiCo, Inc. Senior Notes 4.65% due 02/15/13	2,675,000	2,570,458

		5,995,731

BEVERAGES-WINE/SPIRITS — 0.2%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	550,000	456,500
Constellation Brands, Inc. Company Guar. Notes 8.38% due 12/15/14	1,075,000	956,750

		1,413,250

BROADCAST SERVICES/PROGRAM — 0.1%
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	1,450,000	841,000

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.2%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	1,200,000	924,000
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	375,000	135,000
Panolam Industries International, Inc. Company Guar. Notes 10.75% due 10/01/13	325,000	195,000

Ply Gem Industries, Inc. Senior Notes 11.75% due 06/15/13	600,000	396,000

		1,650,000

BUILDING & CONSTRUCTION-MISC. — 0.1%
Esco Corp. Senior Notes 8.63% due 12/15/13*	575,000	460,000

BUILDING PRODUCTS-WOOD — 0.3%
Masco Corp. Senior Bonds 4.80% due 06/15/15	3,000,000	2,264,967

CABLE TV — 2.7%
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	7,750,000	7,372,505
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	500,000	414,540
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	5,335,000	4,528,343
COX Communications, Inc. Notes 7.13% due 10/01/12	1,950,000	1,862,426
CSC Holdings, Inc. Debentures 8.13% due 08/15/09	1,500,000	1,436,250
DirecTV Holdings LLC Senior Notes 8.38% due 03/15/13	1,674,000	1,569,375
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	1,900,000	1,524,750
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	2,450,000	2,007,084

		20,715,273

CASINO HOTELS — 0.6%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,950,000	1,155,375
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	725,000	427,750
MGM Mirage, Inc. Company Guar. Notes 8.38% due 02/01/11	1,800,000	1,044,000
MGM Mirage, Inc. Senior Notes 13.00% due 11/15/13*	550,000	495,000
San Pasqual Casino Development Group Notes 8.00% due 09/15/13*	650,000	500,500
Seminole Hard Rock Entertainment, Inc. Sec. Notes 5.32% due 03/15/14*(5)	675,000	445,500
Wynn Las Vegas LLC 1st Mtg. Bonds 6.63% due 12/01/14	1,300,000	958,750

		5,026,875

CASINO SERVICES — 0.2%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. Mtg. Backed Notes 10.25% due 06/15/15*	925,000	124,875
Herbst Gaming, Inc. Company Guar. Notes 7.00% due 11/15/14†(6)(8)(10)	625,000	3,125
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	1,625,000	812,500
Indianapolis Downs LLC & Capital Corp. Senior Sub. Notes 15.50% due 11/01/13*(4)	87,109	36,150
Tunica-Biloxi Gaming Authority Senior Notes 9.00% due 11/15/15*	325,000	292,500

		1,269,150

CELLULAR TELECOM — 1.4%
Alltel Communications, Inc. Senior Notes 10.38% due 12/01/17*	450,000	526,500
Centennial Communications Corp. Senior Notes 9.63% due 01/01/13(5)	200,000	152,000
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	796,000	704,460
Centennial Communications Corp./Cellular Operating Co., LLC Senior Notes 8.13% due 02/01/14	300,000	256,500
Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	1,000,000	958,812
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	2,000,000	1,995,774
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	4,750,000	4,418,246

MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	1,525,000	1,269,562
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	1,125,000	618,750

		10,900,604

CHEMICALS-DIVERSIFIED — 0.8%
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	3,630,000	3,481,257
E.I. Du Pont de Nemours & Co. Senior Notes 6.00% due 07/15/18	1,000,000	915,234
Rohm & Haas Co. Notes 6.00% due 09/15/17	1,400,000	1,214,069
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/23	225,000	182,250
Union Carbide Corp. Debentures 7.50% due 06/01/25	75,000	64,500

		5,857,310

CHEMICALS-SPECIALTY — 0.8%
Albemarle Corp. Senior Notes 5.10% due 02/01/15	3,440,000	2,900,656
Chemtura Corp. Company Guar. Notes 6.88% due 06/01/16	1,375,000	859,375
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	2,700,000	2,322,000

		6,082,031

COATINGS/PAINT — 0.3%
RPM International, Inc. Senior Note 4.45% due 10/15/09	2,350,000	1,994,436

COMMERCIAL SERVICES — 0.4%
ARAMARK Corp. Company Guar. Notes 6.30% due 02/01/15(5)	300,000	214,500
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	2,400,000	2,052,000
US Investigations Services, Inc. Company Guar. Notes 10.25% due 11/01/15*	625,000	481,250
US Investigations Services, Inc. Company Guar. Notes 11.75% due 05/01/16*	475,000	304,000

		3,051,750

COMMERCIAL SERVICES-FINANCE — 0.2%
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	975,000	731,250
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	850,000	726,750

		1,458,000

COMPUTER SERVICES — 0.7%
Ceridian Corp. Senior Notes 11.25% due 11/15/15*	1,400,000	871,500
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,175,000	940,000
Sungard Data Systems, Inc. Senior Notes 5.13% due 02/28/14*	2,025,000	1,680,750
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	450,000	373,500
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,150,000	805,000
Unisys Corp. Senior Notes 12.50% due 01/15/16	1,025,000	717,500

		5,388,250

COMPUTERS — 0.8%
Dell, Inc. Debentures 7.10% due 04/15/28	1,000,000	818,313
Hewlett-Packard Co. Senior Notes 5.40% due 03/01/17	1,875,000	1,620,643
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	3,000,000	2,725,158
International Business Machines Corp. Debentures 5.88% due 11/29/32	1,000,000	803,230

		5,967,344

COMPUTERS-INTEGRATED SYSTEMS — 0.1%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	1,050,000	640,500

CONSUMER PRODUCTS-MISC. — 0.8%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	800,000	784,000

Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	1,450,000	1,080,250
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(7)	825,000	569,250
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	5,700,000	3,933,000

		6,366,500

CONTAINERS-METAL/GLASS — 0.4%
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	1,325,000	1,086,500
Crown Americas LLC Senior Notes 7.75% due 11/15/15	1,650,000	1,439,625
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	925,000	864,875
Russell-Stanley Holdings, Inc. Senior Sub. Notes 9.00% due 11/30/08†(1)(6)(8)(9)(10)	13,694	635

		3,391,635

CONTAINERS-PAPER/PLASTIC — 0.3%
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	1,275,000	663,000
Graphic Packaging International, Inc. Senior Sub. Notes 9.50% due 08/15/13	2,000,000	1,370,000

		2,033,000

DATA PROCESSING/MANAGEMENT — 0.4%
Dun & Bradstreet Corp. Senior Notes 5.50% due 03/15/11	750,000	754,085
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	1,275,000	816,000
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	2,220,000	1,696,216

		3,266,301

DIRECT MARKETING — 0.1%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	200,000	140,000
Affinity Group, Inc. Senior Notes 10.88% due 02/15/12(4)	386,559	212,607
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	200,000	158,000

		510,607

DISTRIBUTION/WHOLESALE — 0.3%
Baker & Taylor, Inc. Company Guar. Notes 11.50% due 07/01/13*	900,000	532,125
Nebraska Book Co., Inc. Senior Sub. Notes 8.63% due 03/15/12	1,425,000	940,500
SGS International, Inc. Company Guar. Notes 12.00% due 12/15/13	1,325,000	1,033,500

		2,506,125

DIVERSIFIED BANKING INSTITUTIONS — 2.0%
Bank of America Corp. Senior Notes 5.38% due 06/15/14	10,000,000	9,015,680
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	3,000,000	2,843,013
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	4,440,000	3,680,649

		15,539,342

DIVERSIFIED FINANCIAL SERVICES — 1.8%
Capmark Financial Group, Inc. Senior Notes 6.30% due 05/10/17	1,920,000	425,847
General Electric Capital Corp. Notes 3.75% due 12/15/09	1,000,000	981,452
General Electric Capital Corp. Notes 4.25% due 06/15/12	3,000,000	2,713,317
General Electric Capital Corp. Notes 5.63% due 05/01/18	7,080,000	5,828,525
IBM International Group Capital LLC Company Guar. Notes 5.05% due 10/22/12	2,000,000	1,952,122
ZFS Finance USA Trust I Bonds 6.15% due 12/15/65*(5)	3,650,000	2,443,850

		14,345,113

DIVERSIFIED MANUFACTURING OPERATIONS — 1.5%
Dover Corp. Senior Notes 5.45% due 03/15/18	2,400,000	2,181,197
General Electric Co. Notes 5.00% due 02/01/13	5,000,000	4,716,445
Harsco Corp. Senior Notes 5.75% due 05/15/18	1,650,000	1,442,592

Ingersoll Rand Global Holding Co. Company Guar. Notes 6.88% due 08/15/18	1,670,000	1,444,059
Koppers Holdings, Inc. Senior Notes 9.88% due 11/15/14(7)	375,000	300,000
Koppers Industries Company Guar. Notes 9.88% due 10/15/13	769,000	692,100
SPX Corp. Senior Notes 7.63% due 12/15/14*	775,000	651,000

		11,427,393

DIVERSIFIED OPERATIONS — 0.1%
American Achievement Group Holding Corp. Senior Notes 14.75% due 10/01/12(4)	137,282	119,435
Kansas City Southern Ry Co Senior Notes 8.00% due 06/01/15	825,000	678,563
Nebco Evans Holding, Co. Senior Notes 12.38% due 07/15/07†(1)(8)(10)	125,000	0

		797,998

ELECTRIC-DISTRIBUTION — 0.2%
Ameren Union Electric Co. Senior Notes 6.00% due 04/01/18	2,360,000	1,886,955

ELECTRIC-GENERATION — 0.5%
Edison Mission Energy Senior Notes 7.00% due 05/15/17	1,450,000	1,147,313
Edison Mission Energy Senior Notes 7.75% due 06/15/16	750,000	601,875
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/17*	2,462,032	2,017,340

		3,766,528

ELECTRIC-INTEGRATED — 5.4%
Alabama Power Co. Senior Notes 5.50% due 10/15/17	1,000,000	872,314
Alabama Power Co. Debentures 5.70% due 02/15/33	1,000,000	785,520
American Electric Power Co., Inc. Senior Notes 5.38% due 03/15/10	1,000,000	972,846
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	1,145,000	759,843
CMS Energy Corp. Senior Notes 6.88% due 12/15/15	125,000	102,220
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	5,110,000	4,192,622
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	820,000	697,835
Consolidated Edison Co. of New York Notes 5.50% due 09/15/16	960,000	835,367
Dominion Resources, Inc Senior Notes 5.95% due 06/15/35	1,500,000	1,006,851
Duke Energy Indiana, Inc. 1st Mtg. Bonds 6.35% due 08/15/38	460,000	389,332
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	125,000	96,250
Exelon Generation Co. LLC Notes 5.35% due 01/15/14	1,000,000	815,547
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	3,000,000	2,825,964
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/19*	94,470	82,068
FPL Group Capital, Inc. Company Guar. Notes 5.35% due 06/15/13	1,000,000	940,784
Midamerican Energy Co. Notes 4.65% due 10/01/14	800,000	688,178
Midamerican Energy Co. Bonds 6.75% due 12/30/31	2,250,000	1,852,486
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/37	4,750,000	3,396,920
Northern States Power Co. 1st Mtg. Bonds 5.25% due 03/01/18	1,435,000	1,275,571
Pacific Gas & Electric Co. Notes 4.20% due 03/01/11	4,100,000	3,906,357
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	1,000,000	885,881
Pacific Gas & Electric Co. Notes 6.05% due 03/01/34	1,660,000	1,266,173
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/36	1,540,000	903,170
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	1,750,000	1,726,394

PSI Energy, Inc. Senior Notes 6.05% due 06/15/16	2,335,000	1,929,140
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	675,000	530,888
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	2,725,000	2,077,812
Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	400,000	305,000
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	3,370,000	3,072,116
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/36	860,000	609,938
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/14	2,000,000	1,852,000

		41,653,387

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.1%
Freescale Semiconductor, Inc. Senior Notes 8.88% due 12/15/14	750,000	333,750
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	1,475,000	538,375

		872,125

ELECTRONIC CONNECTORS — 0.2%
Thomas & Betts Corp. Notes 7.25% due 06/01/13	1,205,000	1,237,311

ELECTRONICS-MILITARY — 0.4%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	300,000	246,000
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	175,000	151,375
L-3 Communications Corp. Company Guar. Notes 6.13% due 01/15/14	2,275,000	1,945,125
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	575,000	477,250

		2,819,750

ENGINES-INTERNAL COMBUSTION — 0.1%
Briggs & Stratton Corp. Company Guar. Notes 8.88% due 03/15/11	960,000	907,200

ENTERPRISE SOFTWARE/SERVICE — 0.7%
BMC Software, Inc. Senior Notes 7.25% due 06/01/18	1,175,000	1,012,375
Oracle Corp. Notes 6.50% due 04/15/38	4,920,000	4,093,558

		5,105,933

FINANCE-AUTO LOANS — 1.7%
American Honda Finance Corp. Notes 4.63% due 04/02/13*	2,860,000	2,594,409
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11	1,800,000	1,089,790
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	1,025,000	561,364
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	3,325,000	2,095,312
General Motors Acceptance Corp. Notes 7.00% due 02/01/12	2,875,000	1,610,920
General Motors Acceptance Corp. Bonds 8.00% due 11/01/31	2,300,000	1,042,802
GMAC LLC Senior Bonds 6.88% due 09/15/11	3,275,000	1,918,000
Nissan Motor Acceptance Corp. Senior Notes 5.63% due 03/14/11*	2,210,000	2,260,456

		13,173,053

FINANCE-COMMERCIAL — 0.3%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	2,300,000	1,559,964
Textron Financial Corp. Junior Sub. Bonds 6.00% due 02/15/67*(5)	2,400,000	712,159

		2,272,123

FINANCE-CONSUMER LOANS — 0.7%
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(5)	3,700,000	2,021,081
HSBC Finance Corp. Notes 4.75% due 04/15/10	860,000	833,895

HSBC Finance Corp. Notes 5.00% due 06/30/15	3,070,000	2,539,498

		5,394,474

FINANCE-CREDIT CARD — 0.7%
American Express Co. Senior Notes 4.88% due 07/15/13	1,600,000	1,270,987
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	4,220,000	3,527,646
MBNA Corp. Senior Notes 7.50% due 03/15/12	1,000,000	990,482

		5,789,115

FINANCE-INVESTMENT BANKER/BROKER — 4.3%
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	2,760,000	2,628,674
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	1,500,000	925,748
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	8,000,000	7,120,528
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	6,330,000	5,678,529
Lehman Brothers Holdings, Inc. Bonds 7.88% due 08/15/10(6)(9)	4,250,000	552,500
Morgan Stanley Notes 4.00% due 01/15/10	1,000,000	946,655
Morgan Stanley Notes 5.30% due 03/01/13	2,000,000	1,654,156
Morgan Stanley Senior Notes 5.95% due 12/28/17	1,130,000	905,135
Morgan Stanley Senior Notes 6.00% due 04/28/15	1,980,000	1,608,845
Morgan Stanley Senior Notes 6.63% due 04/01/18	3,090,000	2,570,806
The Bear Stearns Cos., Inc. Notes 3.25% due 03/25/09	1,400,000	1,385,397
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	1,500,000	1,324,831
The Bear Stearns Cos., Inc. Notes 7.25% due 02/01/18	3,810,000	3,586,764
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	2,940,000	2,435,475

		33,324,043

FINANCE-OTHER SERVICES — 0.9%
American Real Estate Partners Company Guar. Notes 7.13% due 02/15/13	925,000	582,750
National Rural Utilities Cooperative Finance Corp. Senior Notes 5.50% due 07/01/13	2,120,000	1,885,473
National Rural Utilities Cooperative Finance Corp Notes 5.45% due 02/01/18	2,620,000	2,012,375
TIAA Global Markets, Inc. Notes 4.95% due 07/15/13*	2,470,000	2,316,544

		6,797,142

FINANCIAL GUARANTEE INSURANCE — 0.0%
MBIA, Inc. Debentures 6.63% due 10/01/28	250,000	119,236

FISHERIES — 0.1%
ASG Consolidated LLC/ASG Finance, Inc. Senior Notes 11.50% due 11/01/11(7)	1,250,000	1,081,250

FOOD-DAIRY PRODUCTS — 0.2%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	1,575,000	1,197,000

FOOD-MEAT PRODUCTS — 0.2%
Pierre Foods, Inc. Senior Sub. Notes 9.88% due 07/15/12†(6)(8)(9)(10)	375,000	30,000
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	975,000	653,250
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	950,000	598,500

		1,281,750

FOOD-MISC. — 1.2%
B&G Foods Holding Corp. Senior Notes 8.00% due 10/01/11	675,000	573,750

Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	600,000	495,000
General Mills, Inc. Notes 5.70% due 02/15/17	2,370,000	2,018,612
Kellogg Co. Senior Notes 4.25% due 03/06/13	1,540,000	1,423,364
Kellogg Co. Senior Notes 5.13% due 12/03/12	1,120,000	1,068,621
Kraft Foods, Inc. Notes 5.25% due 10/01/13	2,500,000	2,241,205
Michael Foods, Inc. Senior Sub. Notes 8.00% due 11/15/13	1,700,000	1,470,500

		9,291,052

FOOD-RETAIL — 0.1%
Jitney-Jungle Stores of America, Inc. Company Guar. Notes 10.38% due 09/15/07†(1)(8)(10)	125,000	0
The Kroger Co. Senior Notes 6.90% due 04/15/38	1,290,000	1,026,756

		1,026,756

FOOD-WHOLESALE/DISTRIBUTION — 0.2%
Sysco Corp. Senior Notes 4.20% due 02/12/13	1,500,000	1,465,534

FORESTRY — 0.2%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	2,175,000	1,492,139

GAMBLING (NON-HOTEL) — 0.2%
Great Canadian Gaming Corp. Company Guar. Notes 7.25% due 02/15/15*	1,000,000	750,000
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	850,000	365,500
Shingle Springs Tribal Gaming Authority Senior Notes 9.38% due 06/15/15*	800,000	392,000

		1,507,500

GOLF — 0.0%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	450,000	171,000

HEALTH CARE COST CONTAINMENT — 0.1%
Viant Holdings, Inc. Company Guar. Notes 9.88% due 07/15/17*	1,240,000	694,400

HOME FURNISHINGS — 0.1%
Norcraft Holdings LP/Norcraft Capital Corp. Senior Notes 9.75% due 09/01/12(7)	225,000	184,500
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	875,000	494,375

		678,875

HOTEL/MOTELS — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	1,470,000	964,660

INDEPENDENT POWER PRODUCERS — 0.3%
NRG Energy, Inc. Company Guar. Notes 7.25% due 02/01/14	1,250,000	1,093,750
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,225,000	1,056,562

		2,150,312

INDUSTRIAL GASES — 0.3%
Airgas, Inc. Senior Notes 7.13% due 10/01/18*	250,000	206,250
Praxair, Inc. Senior Notes 4.63% due 03/30/15	2,485,000	2,212,157

		2,418,407

INSTRUMENTS-CONTROLS — 0.3%
Thermo Electron Corp. Senior Notes 5.00% due 06/01/15	2,584,000	2,273,920

INSTRUMENTS-SCIENTIFIC — 0.0%
Fisher Scientific International, Inc. Senior Sub. Notes 6.13% due 07/01/15	250,000	222,500

INSURANCE-LIFE/HEALTH — 0.9%
Pacific Life Corp. Bonds 6.60% due 09/15/33*	2,700,000	2,330,829
Pacific Life Global Funding Notes 5.15% due 04/15/13*	2,350,000	1,969,471

Prudential Financial, Inc. Notes 6.63% due 12/01/37	4,130,000	2,738,153

		7,038,453

INSURANCE-MULTI-LINE — 0.5%
CNA Financial Corp. Notes 6.00% due 08/15/11	1,050,000	973,287
CNA Financial Corp. Notes 6.50% due 08/15/16	280,000	209,355
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/16	830,000	858,642
The Allstate Corp. Senior Notes 5.00% due 08/15/14	2,000,000	1,774,332
USF&G Capital II Company Guar. Notes 8.31% due 07/01/46*	250,000	200,720

		4,016,336

INSURANCE-MUTUAL — 0.5%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	3,600,000	3,091,306
Union Central Life Insurance Notes 8.20% due 11/01/26*	1,250,000	912,982

		4,004,288

INSURANCE-PROPERTY/CASUALTY — 0.8%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	2,050,000	1,762,000
Ace INA Holdings, Inc. Company Guar. Notes 5.70% due 02/15/17	3,010,000	2,440,300
Chubb Corp. Senior Notes 5.75% due 05/15/18	630,000	517,992
St Paul Travelers Cos., Inc. Senior Notes 5.50% due 12/01/15	775,000	685,624
The Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/37(5)	725,000	432,138

		5,838,054

INSURANCE-REINSURANCE — 0.7%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.85% due 01/15/15	5,925,000	5,590,036

INVESTMENT COMPANIES — 0.1%
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	1,750,000	868,437

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.7%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	1,550,000	1,504,757
FMR Corp. Bonds 7.57% due 06/15/29*	2,200,000	1,993,711
Janus Capital Group, Inc. Notes 6.25% due 06/15/12	750,000	591,155
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	1,100,000	697,480
Nuveen Investments, Inc. Senior Notes 5.00% due 09/15/10	430,000	146,200
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	430,000	68,800
Nuveen Investments, Inc. Senior Notes 10.50% due 11/15/15*	1,750,000	472,500

		5,474,603

MACHINERY-ELECTRICAL — 0.1%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	1,200,000	918,000

MACHINERY-GENERAL INDUSTRIAL — 0.4%
Roper Industries, Inc. Senior Notes 6.63% due 08/15/13	2,660,000	2,742,226

MEDICAL INSTRUMENTS — 0.2%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	975,000	721,500
Medtronic, Inc. Senior Notes 4.38% due 09/15/10	900,000	883,002

		1,604,502

MEDICAL PRODUCTS — 0.8%
Baxter International, Inc. Senior Notes 6.25% due 12/01/37	1,130,000	968,431
Covidien International Finance SA Senior Notes 6.55% due 10/15/37	1,400,000	1,106,728
LVB Acquisition Holding LLC Company Guar. Notes 11.63% due 10/15/17	2,750,000	2,392,500
Universal Hospital Services, Inc. Senior Sec. Notes 6.30% due 06/01/15(5)	300,000	204,000
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	825,000	660,000

VWR Funding, Inc. Company Guaranteed Notes 10.25% due 07/15/15	1,750,000	1,041,250

		6,372,909

MEDICAL-BIOMEDICAL/GENE — 0.7%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	600,000	486,000
Genentech, Inc. Senior Notes 4.75% due 07/15/15	5,500,000	4,897,673

		5,383,673

MEDICAL-DRUGS — 1.2%
Abbott Laboratories Notes 5.15% due 11/30/12	5,450,000	5,386,911
Eli Lilly & Co. Notes 5.20% due 03/15/17	4,290,000	3,892,703

		9,279,614

MEDICAL-HMO — 0.9%
Aetna, Inc. Senior Notes 5.75% due 06/15/11	810,000	760,617
Cigna Corp. Senior Notes 6.35% due 03/15/18	1,635,000	1,335,309
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	4,000,000	3,000,728
WellPoint, Inc. Bonds 6.80% due 08/01/12	1,800,000	1,913,726

		7,010,380

MEDICAL-HOSPITALS — 0.7%
HCA, Inc. Senior Notes 7.50% due 11/06/33	625,000	356,250
HCA, Inc. Senior Notes 9.63% due 11/15/16	6,025,000	4,850,125
United Surgical Partners Company Guar. Notes 9.25% due 05/01/17	950,000	610,375

		5,816,750

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.2%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/16	750,000	382,500
National Mentor Holdings, Inc. Company Guar. Notes 11.25% due 07/01/14	1,325,000	1,219,000

		1,601,500

METAL PROCESSORS & FABRICATION — 0.0%
Hawk Corp. Senior Notes 8.75% due 11/01/14	275,000	276,719

METAL-ALUMINUM — 0.1%
Alcoa, Inc. Notes 5.55% due 02/01/17	1,470,000	1,050,434

METAL-DIVERSIFIED — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	1,000,000	785,000

MINING — 0.3%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	2,960,000	2,160,957

MISCELLANEOUS MANUFACTURING — 0.1%
Reddy Ice Holdings, Inc. Senior Notes 10.50% due 11/01/12(7)	1,350,000	810,000

MULTIMEDIA — 1.5%
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/16	650,000	619,547
News America Holdings, Inc. Company Guar. Notes 9.25% due 02/01/13	1,000,000	1,013,332
News America, Inc. Company Guar. Bonds 6.65% due 11/15/37	400,000	316,824
News America, Inc. Company Guar. Bonds 7.63% due 11/30/28	1,000,000	844,775
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	2,600,000	2,299,508
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	1,600,000	1,488,934
Walt Disney Co. Notes 5.70% due 07/15/11	5,400,000	5,426,541

		12,009,461

NETWORKING PRODUCTS — 0.5%
Cisco Systems, Inc. Senior Notes 5.25% due 02/22/11	1,950,000	1,951,655
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	2,230,000	2,067,072

		4,018,727

NON-HAZARDOUS WASTE DISPOSAL — 0.4%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	1,350,000	1,188,000

Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	600,000	534,000
Browning-Ferris Industries, Inc. Debentures 9.25% due 05/01/21	275,000	258,500
Republic Services, Inc. Senior Notes 6.75% due 08/15/11	900,000	875,831

		2,856,331

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.9%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	3,980,000	3,319,726
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 01/15/16	2,875,000	2,307,187
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/19*	650,000	442,000
Forest Oil Corp. Senior Notes 7.25% due 06/15/19*	475,000	323,000
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,125,000	798,750
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	800,000	544,000
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10	2,250,000	2,250,000
Pioneer Natural Resources Co. Bonds 6.88% due 05/01/18	375,000	278,425
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	1,325,000	967,250
Range Resources Corp. Company Guar. Bonds 6.38% due 03/15/15	475,000	382,375
Range Resources Corp. Senior Notes 7.25% due 05/01/18	200,000	161,500
Range Resources Corp. Senior Sub. Notes 7.38% due 07/15/13	125,000	109,063
Sandridge Energy, Inc. Senior Notes 8.00% due 06/01/18*	975,000	648,375
Southwestern Energy Co Senior Notes 7.50% due 02/01/18*	450,000	369,000
XTO Energy, Inc. Senior Notes 6.25% due 08/01/17	1,380,000	1,162,331
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	440,000	308,972
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	605,000	448,355

		14,820,309

OIL FIELD MACHINERY & EQUIPMENT — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	900,000	612,000

OIL REFINING & MARKETING — 0.2%
Reliance Industries, Ltd. Notes 8.25% due 01/15/27*	500,000	353,518
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	1,540,000	1,176,158

		1,529,676

OIL-FIELD SERVICES — 0.1%
Basic Energy Services, Inc. Company Guar. Notes 7.13% due 04/15/16	800,000	528,000

OPTICAL SUPPLIES — 0.1%
Bausch & Lomb, Inc. Senior Notes 9.88% due 11/01/15*	675,000	531,563

PAPER & RELATED PRODUCTS — 1.0%
International Paper Co. Senior Notes 4.25% due 01/15/09	1,500,000	1,488,700
Louisiana Pacific Corp. Senior Notes 8.88% due 08/15/10	3,540,000	3,443,298
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	1,000,000	590,000
Pope & Talbot, Inc. Debentures 8.38% due 06/01/13†(6)(8)(9)(10)	250,000	2,813
Rock-Tenn Co. Senior Notes 9.25% due 03/15/16*	925,000	814,000
Westvaco Corp. Debentures 7.65% due 03/15/27	1,350,000	1,099,656

		7,438,467

PHARMACY SERVICES — 0.1%
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	1,125,000	866,250

PIPELINES — 1.6%
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	2,380,000	1,982,740
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	1,550,000	1,038,500
El Paso Energy Corp. Senior Notes 7.80% due 08/01/31	1,375,000	954,271
Holly Energy Partners LP Company Guar. Notes 6.25% due 03/01/15	800,000	544,000
Kinder Morgan Energy Partners Senior Notes 5.85% due 09/15/12	1,000,000	906,527
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/35	2,540,000	1,609,115
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	1,300,000	936,000
Pacific Energy Partners LP Company Guar. Notes 6.25% due 09/15/15	75,000	57,425
Pacific Energy Partners LP Senior Notes 7.13% due 06/15/14	250,000	229,866
Spectra Energy Capital LLC Senior Notes 6.25% due 02/15/13	3,005,000	2,825,923
Tennessee Gas Pipeline Co. Debentures 7.50% due 04/01/17	350,000	276,833
Tennessee Gas Pipeline Co. Bonds 8.38% due 06/15/32	325,000	262,509
Transcontinental Gas Pipe Line Corp. Senior Notes 8.88% due 07/15/12	250,000	242,627
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	600,000	495,000
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	300,000	247,500

		12,608,836

POULTRY — 0.0%
Pilgrim’s Pride Corp. Senior Notes 7.63% due 05/01/15(6)(15)	450,000	153,000
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17(6)(15)	1,175,000	141,000

		294,000

POWER CONVERTER/SUPPLY EQUIPMENT — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/18	2,160,000	1,950,471

PUBLISHING-PERIODICALS — 0.4%
Dex Media, Inc. Senior Notes 9.00% due 11/15/13(7)	500,000	112,500
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	1,581,000	592,875
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	1,275,000	176,906
MediMedia USA, Inc. Senior Sub. Notes 11.38% due 11/15/14*	1,075,000	860,000
R.H. Donnelley Corp. Senior Notes 8.88% due 01/15/16	825,000	173,250
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17	1,150,000	247,250
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	2,100,000	714,000

		2,876,781

QUARRYING — 0.0%
Compass Minerals International, Inc. Series 2005-GG3, Class A3 12.00% due 06/01/13(7)	237,000	238,778

RACETRACKS — 0.3%
International Speedway Corp. Notes 4.20% due 04/15/09	1,300,000	1,294,658
Penn National Gaming, Inc. Senior Sub. Notes 6.75% due 03/01/15	1,075,000	833,125

		2,127,783

REAL ESTATE INVESTMENT TRUSTS — 1.0%
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	910,000	692,103
Host Hotels & Resorts LP Senior Notes 6.88% due 11/01/14	900,000	670,500

Host Marriott LP Company Guar. Notes 6.38% due 03/15/15	550,000	398,750
Host Marriott LP Senior Notes 7.13% due 11/01/13	800,000	628,000
Liberty Property LP Senior Notes 6.63% due 10/01/17	1,300,000	953,144
Prologis Senior Notes 5.50% due 04/01/12	980,000	636,475
Simon Property Group LP Notes 4.88% due 08/15/10	500,000	457,805
Simon Property Group LP Notes 5.60% due 09/01/11	1,010,000	897,580
Simon Property Group LP Senior Notes 6.13% due 05/30/18	1,400,000	996,835
Simon Property Group LP Notes 6.35% due 08/28/12	400,000	346,909
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 6.50% due 06/01/16	200,000	164,000
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	75,000	61,500
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 7.13% due 06/01/15	275,000	237,875
Ventas Realty LP / Ventas Capital Corp. Senior Notes 9.00% due 05/01/12	625,000	587,500

		7,728,976

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.1%
Apache Finance Property, Ltd. Company Guar. Notes 7.00% due 03/15/09	550,000	551,077
Susa Partnership LP Notes 8.20% due 06/01/17	250,000	279,135

		830,212

RECYCLING — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	250,000	86,250
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	450,000	146,250

		232,500

RENTAL AUTO/EQUIPMENT — 0.5%
Erac USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*	2,680,000	1,643,730
Rental Service Corp. Notes 9.50% due 12/01/14	1,375,000	825,000
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	1,100,000	803,000
The Hertz Corp. Company Guar. Notes 10.50% due 01/01/16	1,275,000	787,312

		4,059,042

RESORT/THEME PARKS — 0.0%
HRP Myrtle Beach Operations LLC Sec. Notes 7.38% due 04/01/12*(5)(6)(8)(9)	475,000	212,563

RETAIL-AUTOMOBILE — 0.2%
AutoNation, Inc. Senior Notes 6.75% due 04/15/13(5)	150,000	91,500
AutoNation, Inc. Company Guar. Notes 7.00% due 04/15/14	850,000	552,500
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	1,200,000	573,000

		1,217,000

RETAIL-CONSUMER ELECTRONICS — 0.3%
Best Buy Co., Inc. Senior Notes 6.75% due 07/15/13*	2,140,000	2,015,063

RETAIL-CONVENIENCE STORE — 0.1%
Couche-Tard US Senior Sub. Notes 7.50% due 12/15/13	750,000	577,500

RETAIL-DISCOUNT — 1.4%
Costco Wholesale Corp. Senior Notes 5.30% due 03/15/12	2,735,000	2,733,364
Dollar General Corp. Company Guar. Notes 11.88% due 07/15/17	1,275,000	1,042,313
Target Corp. Notes 5.88% due 03/01/12	600,000	594,059
Target Corp. Notes 5.88% due 07/15/16	3,770,000	3,243,527

Wal-Mart Stores, Inc. Notes 4.13% due 02/15/11	3,500,000	3,507,683

		11,120,946

RETAIL-DRUG STORE — 0.6%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	4,790,000	3,865,779
CVS Corp. Pass Through Certs. 5.30% due 01/11/27*	730,438	459,975
CVS Corp. Senior Notes 5.75% due 08/15/11	450,000	424,541

		4,750,295

RETAIL-OFFICE SUPPLIES — 0.0%
U.S. Office Products Co. Senior Notes 9.75% due 06/15/30†(1)(8)	300,000	0

RETAIL-PETROLEUM PRODUCTS — 0.4%
AmeriGas Partners LP Senior Notes 7.25% due 05/20/15	500,000	376,250
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. Senior Notes 7.13% due 05/20/16	1,425,000	1,050,937
Inergy LP/ Inergy Finance Corp. Senior Notes 6.88% due 12/15/14	1,775,000	1,313,500

		2,740,687

RETAIL-REGIONAL DEPARTMENT STORES — 0.1%
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	875,000	614,651

RETAIL-RESTAURANTS — 0.2%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	800,000	596,000
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	1,325,000	821,500

		1,417,500

RUBBER-TIRES — 0.1%
American Tire Distributors, Inc. Senior Notes 10.75% due 04/01/13	375,000	286,875
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	750,000	315,000

		601,875

SAVINGS & LOANS/THRIFTS — 0.5%
Astoria Financial Corp. Notes 5.75% due 10/15/12	1,700,000	1,627,719
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	2,130,000	1,894,812

		3,522,531

SCHOOLS — 0.5%
Boston University Notes 7.63% due 07/15/97	2,000,000	2,256,190
Education Management LLC Company Guar. Notes 10.25% due 06/01/16	1,475,000	1,017,750
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/15*	1,075,000	838,500

		4,112,440

SEMICONDUCTOR EQUIPMENT — 0.3%
KLA Tencor Corp. Senior Notes 6.90% due 05/01/18	2,640,000	2,127,761

SPECIAL PURPOSE ENTITIES — 3.2%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(7)	900,000	864,000
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	650,000	624,000
Army Hawaii Family Housing Trust Bonds 5.52% due 06/15/50*	790,000	543,062
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	4,020,000	3,559,726
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/50*	1,630,000	1,135,409
Capital One Capital IV Company Guar. Bonds 6.75% due 02/17/37(5)	2,980,000	1,403,857
CDX North America High Yield Credit Linked Certificates, Series 10-T 8.88% due 06/29/13*	10,000,000	8,300,000
Da-Lite Screen Co., Inc. Senior Notes 9.50% due 05/15/11	250,000	222,500
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	1,000,000	601,250

Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	500,000	280,000
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	1,125,000	714,375
Kar Holdings, Inc. Senior Notes 10.00% due 05/01/15	1,700,000	960,500
Nalco Finance Holdings, Inc. Senior Notes 9.00% due 02/01/14(7)	183,000	146,400
NBC Acquisition Corp. Senior Notes 11.00% due 03/15/13(7)	800,000	522,000
Rainbow National Services LLC Senior Sub. Debentures 10.38% due 09/01/14*	1,353,000	1,177,110
Regency Energy Partners Company Guar. Notes 8.38% due 12/15/13	1,050,000	798,000
Sensus Metering Systems, Inc. Senior Sub. Notes 8.63% due 12/15/13	1,075,000	881,500
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	700,000	605,500
Universal City Development Partners Senior Notes 11.75% due 04/01/10	225,000	180,000
Universal City Florida Holding Co. Senior Notes 7.55% due 05/01/10(5)	1,075,000	795,500
Vanguard Health Holding Co. I LLC Senior Notes 11.25% due 10/01/15(7)	375,000	294,375
Vanguard Health Holding Co. II LLC Senior Sub. Notes 9.00% due 10/01/14	625,000	518,750

		25,127,814

STEEL PIPE & TUBE — 0.2%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	1,120,000	733,600
Valmont Industries, Inc. Company Guar. Notes 6.88% due 05/01/14	600,000	487,500

		1,221,100

TELECOM SERVICES — 1.6%
Digicel Group Ltd. Senior Notes 9.13% due 01/15/15*	935,000	523,600
Embarq Corp. Notes 6.74% due 06/01/13	1,270,000	1,104,900
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	950,000	669,750
Qwest Corp. Notes 8.88% due 03/15/12	2,050,000	1,793,750
Verizon Global Funding Corp. Notes 4.90% due 09/15/15	3,000,000	2,539,470
Verizon Global Funding Corp. Notes 7.25% due 12/01/10	4,800,000	4,785,734
West Corp. Company Guar. Notes 9.50% due 10/15/14	800,000	436,000
West Corp. Company Guar. Notes 11.00% due 10/15/16	1,850,000	864,875

		12,718,079

TELECOMMUNICATION EQUIPMENT — 0.7%
Harris Corp. Senior Notes 5.95% due 12/01/17	6,400,000	5,704,768

TELEPHONE-INTEGRATED — 1.1%
AT&T, Inc. Notes 5.10% due 09/15/14	2,000,000	1,746,784
BellSouth Corp. Bonds 5.20% due 09/15/14	2,000,000	1,751,762
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	1,225,000	661,500
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	350,000	336,875
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	4,200,000	2,961,000
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	375,000	259,687
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	275,000	232,375
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	375,000	283,125

		8,233,108

TELEVISION — 0.1%
Newport Television LLC/ NTV Finance Corp. Senior Notes 13.00% due 03/15/17*	1,100,000	467,500

Univision Communications, Inc. Company Guar. Notes 9.75% due 03/15/15*	1,075,000	220,375

		687,875

TEXTILE-PRODUCTS — 0.0%
Invista Notes 9.25% due 05/01/12*	350,000	290,500

THEATERS — 0.2%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	250,000	177,500
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(7)	1,325,000	1,113,000

		1,290,500

TOBACCO — 0.4%
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	3,410,000	2,917,102
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	650,000	520,239

		3,437,341

TRANSACTIONAL SOFTWARE — 0.1%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	975,000	414,375

TRANSPORT-MARINE — 0.0%
Holt Group, Inc. Company Guar. Notes 9.75% due 01/15/06†(1)(8)(11)(12)	100,000	0

TRANSPORT-RAIL — 1.0%
Burlington North Santa Fe Corp. Notes 4.88% due 01/15/15	3,450,000	3,078,090
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/21	381,552	374,346
Norfolk Southern Corp. Senior Notes 6.75% due 02/15/11	1,295,000	1,248,340
Union Pacific Corp. Senior Notes 4.88% due 01/15/15	3,320,000	2,957,765

		7,658,541

TRANSPORT-SERVICES — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	820,000	803,799

VITAMINS & NUTRITION PRODUCTS — 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 7.58% due 03/15/14	1,500,000	930,000

WIRE & CABLE PRODUCTS — 0.3%
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/17	1,450,000	1,109,250
General Cable Corp. Company Guar. Notes 7.13% due 04/01/17	1,530,000	979,200

		2,088,450

TOTAL CORPORATE BONDS & NOTES (cost $765,490,380)		627,545,495

Foreign Corporate Bonds & Notes — 14.0%

AGRICULTURAL CHEMICALS — 0.1%
Fertinitro Finance, Inc. Company Guar. Notes 8.29% due 04/01/20*(8)(10)	1,005,000	432,150

BANKS-COMMERCIAL — 0.2%
Barclays Bank PLC Sub. Notes 5.93% due 12/31/16*(5)(13)	2,850,000	1,529,960

BANKS-SPECIAL PURPOSE — 0.1%
Corporacion Andina de Fomento Notes 7.38% due 01/18/11	1,185,000	1,168,633

BREWERY — 0.3%
SABMiller PLC Notes 6.50% due 07/01/16*	2,645,000	2,404,353

BROADCAST SERVICES/PROGRAM — 0.5%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	6,015,000	4,119,252

CABLE TV — 0.4%
Cox Communications, Inc. Notes 4.63% due 01/15/10	1,720,000	1,648,725
Kabel Deutschland GmbH Company Guar. Bonds 10.63% due 07/01/14	1,325,000	1,113,000
Videotron Ltd. Senior Notes 9.13% due 04/15/18*	325,000	288,437

		3,050,162

CELLULAR TELECOM — 1.1%
America Movil SA de CV Notes 5.75% due 01/15/15	3,900,000	3,227,363
Rogers Wireless, Inc. Senior Sub. Notes 8.00% due 12/15/12	1,625,000	1,515,313
Vodafone Group PLC 5.35% due 02/27/12	2,480,000	2,324,665
Vodafone Group PLC Notes 5.63% due 02/27/17	1,790,000	1,461,177

		8,528,518

COMPUTERS-MEMORY DEVICES — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,400,000	980,000
SMART Modular Technologies, Inc. Sec. Notes 9.38% due 04/01/12(5)	146,000	144,540

		1,124,540

CRUISE LINES — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	600,000	417,000
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 06/15/16	350,000	224,000

		641,000

DIVERSIFIED MANUFACTURING OPERATIONS — 0.5%
Tyco Electronics Group SA Company Guar. Notes 5.95% due 01/15/14	3,870,000	3,526,150

DIVERSIFIED MINERALS — 0.8%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 12/15/10	2,410,000	2,393,450
Rio Tinto Finance USA Ltd. Guar. Notes 5.88% due 07/15/13	2,380,000	2,030,878
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	2,380,000	1,846,164

		6,270,492

DIVERSIFIED OPERATIONS — 0.2%
Hutchison Whampoa International, Ltd. Company Guar. Notes 6.50% due 02/13/13*	890,000	775,316
Stena AB Senior Notes 7.00% due 12/01/16	250,000	212,500
Stena AB Senior Notes 7.50% due 11/01/13	375,000	330,000

		1,317,816

ELECTRIC-DISTRIBUTION — 0.6%
Hydro-Quebec Co. Company Guar. Notes 6.30% due 05/11/11	4,200,000	4,554,476

ELECTRIC-GENERATION — 0.1%
Intergen NV Sec. Notes 9.00% due 06/30/17*	1,100,000	880,000

ELECTRIC-INTEGRATED — 0.1%
Enersis SA Notes 7.40% due 12/01/16	600,000	540,507

ELECTRONIC COMPONENTS-MISC. — 0.2%
Koninklijke Philips Electronics N.V. Senior Notes 4.63% due 03/11/13	380,000	344,262
Koninklijke Philips Electronics N.V. Senior Notes 5.75% due 03/11/18	1,590,000	1,314,916

		1,659,178

FINANCE-OTHER SERVICES — 0.2%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	1,000,000	550,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15	950,000	693,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 10.63% due 04/01/17	775,000	480,500

		1,724,000

INSURANCE-MULTI-LINE — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/30	2,500,000	1,394,350

INVESTMENT COMPANIES — 0.2%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.50% due 11/16/11*	1,400,000	1,284,625

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.7%
Invesco PLC Notes 4.50% due 12/15/09	3,510,000	3,389,667
Invesco PLC Company Guar. Notes 5.63% due 04/17/12	2,000,000	1,941,024

		5,330,691

METAL-ALUMINUM — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	295,000	197,650

METAL-DIVERSIFIED — 0.2%
Noranda, Inc. Notes 6.00% due 10/15/15	1,750,000	1,391,665

MULTIMEDIA — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	1,025,000	709,812

NON-FERROUS METALS — 0.1%
Codelco, Inc. Bonds 5.63% due 09/21/35*	1,600,000	1,098,112

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.2%
Canadian Natural Resources, Ltd. Notes 4.90% due 12/01/14	2,270,000	1,933,811
Canadian Natural Resources, Ltd. Bonds 5.85% due 02/01/35	4,960,000	3,338,864
EOG Co. of Canada Company Guar. Notes 7.00% due 12/01/11*	1,100,000	1,169,584
Husky Oil, Ltd. Senior Debentures 7.55% due 11/15/16	3,180,000	2,831,580
Ras Laffan Liquefied Natural Gas Co., Ltd. Sec. Notes 3.44% due 09/15/09*	396,000	391,022

		9,664,861

OIL COMPANIES-INTEGRATED — 1.6%
Conoco Funding Co. Company Guar. Notes 7.25% due 10/15/31	2,795,000	2,493,328
ConocoPhillips Australia Funding Co. Company Guar. Notes 5.50% due 04/15/13	2,460,000	2,350,744
PC Financial Partnership Notes 5.00% due 11/15/14	3,000,000	2,393,022
Petro-Canada Bonds 5.35% due 07/15/33	2,650,000	1,481,631
Qatar Petroleum Notes 5.58% due 05/30/11*	1,333,400	1,341,843
Statoil ASA Notes 5.13% due 04/30/14*	2,310,000	2,151,938

		12,212,506

OIL-FIELD SERVICES — 0.3%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	600,000	458,301
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/38	2,100,000	1,541,986

		2,000,287

PIPELINES — 0.4%
Enbridge, Inc. Senior Notes 5.60% due 04/01/17	3,870,000	3,108,539

PRECIOUS METALS — 0.5%
Barrick Gold Finance Co. Notes 4.88% due 11/15/14	4,500,000	3,787,645

RADIO — 0.0%
XM Satellite Radio Holdings, Inc. Senior Notes 13.00% due 08/01/13*	350,000	133,000

SATELLITE TELECOM — 0.4%
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	1,775,000	1,517,625
Intelsat Intermediate Holding Co., Ltd. Disc. Notes 9.50% due 02/01/15*(7)	2,400,000	1,644,000

		3,161,625

SEISMIC DATA COLLECTION — 0.1%
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/17	650,000	435,500

SPECIAL PURPOSE ENTITIES — 0.2%
Ceva Group PLC Senoir Notes 10.00% due 09/01/14*	1,275,000	918,000
Petroplus Finance, Ltd. Company Guar. Notes 7.00% due 05/01/17*	1,225,000	802,375

		1,720,375

SPECIFIED PURPOSE ACQUISITIONS — 0.0%
Basell AF SCA Company Guar. Bonds 8.38% due 08/15/15*	450,000	157,500

STEEL-PRODUCERS — 0.1%
ArcelorMittal Notes 6.13% due 06/01/18*	1,425,000	981,899

TELECOM SERVICES — 0.1%
Digicel Group, Ltd. Senior Notes 8.88% due 01/15/15*	875,000	490,000

TELEPHONE-INTEGRATED — 1.5%
KT Corp. Notes 5.88% due 06/24/14*	3,050,000	2,819,879
Telecom Italia Capital Company Guar. Bonds 4.88% due 10/01/10	4,210,000	3,626,544
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	4,440,000	4,039,912
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	1,815,000	1,438,878

		11,925,213

TELEVISION — 0.2%
British Sky Broadcasting PLC Company Guar. Notes 8.20% due 07/15/09	1,500,000	1,486,818
Videotron Ltee Company Guar. Notes 6.38% due 12/15/15	325,000	247,000

		1,733,818

TRANSPORT-RAIL — 0.3%
Canadian Pacific Railway Co. Bonds 7.13% due 10/15/31	2,950,000	1,994,775

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $131,807,947)		108,385,635

Foreign Government Agencies — 1.3%

SOVEREIGN — 1.3%
United Mexican States Notes 6.63% due 03/03/15	5,150,000	4,944,000
United Mexican States Notes 6.75% due 09/27/34	2,156,000	1,789,480
United Mexican States Notes 9.88% due 02/01/10	2,850,000	3,063,750

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $10,802,055)		9,797,230

U.S. Government Agencies — 1.4%

FEDERAL HOME LOAN MTG. CORP. — 0.4%
5.92% due 07/01/36(5)	3,180,819	3,218,778

FEDERAL NATIONAL MTG. ASSOC. — 0.9%
5.50% due 11/01/35	3,972,607	3,885,499
6.00% due 01/01/37	3,045,720	3,046,037
6.50% due 03/01/29	111,181	113,725
6.50% due 06/01/29	29,976	30,662
6.50% due 08/01/29	79,927	81,806
6.50% due 11/01/31	16,026	16,377
6.50% due 05/01/32	38,753	39,542

		7,213,648

RESOLUTION FUNDING CORP — 0.1%
zero coupon due 01/15/21 STRIP(14)	640,000	324,249

TOTAL U.S. GOVERNMENT AGENCIES (cost $10,684,480)		10,756,675

Common Stock — 0.0%

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.0%
Neenah Enterprises, Inc. †(1)(8)	4,538	2,950

CONTAINERS-METAL/GLASS — 0.0%
Russell-Stanley Holdings, Inc.†*(1)(8)(10)	1,500	0

TELECOM SERVICES — 0.0%
Virgin Media, Inc.	3,102	17,867

TOTAL COMMON STOCK (cost $178,068)		20,817

Membership Interest Certificates — 0.0%

HOME FURNISHINGS — 0.0%
CVC Claims Litigation Trust†(1)(8)(10)	5	0

RETAIL-BEDDING — 0.0%
Sleepmaster, LLC†(1)(8)(10)	264	3

TOTAL MEMBERSHIP INTEREST CERTIFICATES (cost $85,648)		3

Preferred Stock — 0.1%

FINANCE-INVESTMENT BANKER/BROKER — 0.0%
Lehman Brothers Holdings, Inc., Class D 5.67%	30,000	105

REAL ESTATE INVESTMENT TRUSTS — 0.1%
ProLogis Trust, Series C 8.54%	20,000	880,000

TOTAL PREFERRED STOCK (cost $2,274,140)		880,105

Warrants — 0.0%†

Sirius XM Radio, Inc. Class A Expires 03/15/10 (strike price $9.83) (cost $25,250)	125	50

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $921,397,511)		757,422,888

Short-Term Investment Securities — 0.7%

TIME DEPOSITS — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.10% due 11/03/08	4,353,000	4,353,000

U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Bills 1.18% due 04/16/09(17)	1,000,000	994,168

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $5,347,168)		5,347,168

TOTAL INVESTMENTS (cost $926,744,679)(16)	98.5%	762,770,056
Other assets less liabilities	1.5	11,796,257

NET ASSETS	100.0%	$774,566,313

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2008, the aggregate value of these securities was $88,899,222 representing 11.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security; see Note 1

(2)	Collateralized Mortgage Obligation

(3)	Variable Rate Security — the rate reflected is as of October 31, 2008, maturity date reflects the stated maturity date.

(4)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2008.

(6)	Bond in default

(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(8)	Illiquid security. At October 31, 2009, the aggregate value of these securities was $654,239 representing 0.1% of net assets.

(9)	Company has filed for Chapter 11 bankruptcy protection.

(10)	To the extent permitted by the Statement of Additional Information, the Corporate Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2008, the Corporate Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

CVC Claims Ligitation Trust
Membership Interest Certificates	05/19/2006	$5	$9,558	$0	$0.00	0.00%

Fertinitro Finance, Inc.
8.29% due 04/01/20	05/14/1999	555,000	427,874
	05/27/1999	450,000	346,071

		1,005,000	773,945	432,150	43.00	0.06

Herbst Gaming, Inc.
7.00% due 11/15/14	11/05/2004	100,000	100,058
	07/05/2005	200,000	204,561
	01/09/2007	50,000	48,992
	03/08/2007	100,000	100,544
	12/18/2007	125,000	75,875
	01/03/2008	50,000	30,390

		625,000	560,420	3,125	0.50	0.00

Jitney-Jungle Stores of America, Inc.
10.38% due 09/15/07	09/15/1997	50,000	51,970
	02/27/1998	25,000	26,905
	04/28/1998	50,000	52,913

		125,000	131,788	0	0.00	0.00

Nebco Evans Holding Co.
12.38% due 07/15/07	01/06/1998	125,000	125,000	0	0.00	0.00

Pierre Foods, Inc.
9.88% due 07/15/12	06/24/2004	375,000	382,612	30,000	8.00	0.00

Pope & Talbot, Inc.
8.38% due 06/01/13	04/23/1997	250,000	235,744	2,813	1.13	0.00

Russell Stanley Holdings, Inc.
9.00% due 11/30/08	02/05/1999	13,694	78,233	635	4.64	0.00

Russell Stanley Holdings, Inc.
Common Stock	02/05/1999	1,500	0	0	0.00	0.00

SleepMaster, LLC
Membership Interest Certificates	02/25/2003	264	58,497	3	0.01	0.00

				$468,726		0.06%

(11)	Company has filed for Chapter 7 bankruptcy protection.

(12)	Bond in default of principal and interest

(13)	Perpetual maturity — maturity date reflects the next call date.

(14)	Principal Only

(15)	Company has filed for Chapter 11 bankruptcy protection subsequent to October 31, 2008.

(16)	See Note 4 for cost of investments on a tax basis.

(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

STRIP — Separate Trading of Registered Interest and Principal of Securities

Open Futures Contracts

Number					Unrealized
of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	October 31, 2008	(Depreciation)

90 Long	U.S. Treasury 20YR Bonds	December 2008	$10,662,764	$10,181,250	$(481,514)
100 Long	U.S. Treasury 2YR Notes	December 2008	21,215,576	21,482,813	267,237

					$(214,277)

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL BOND PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Asset Backed Securities — 5.0%		Principal Amount**	Market Value (Note 1)

UNITED KINGDOM — 0.5%
Pillar Funding PLC Series 2005-1, Class A 5.08% due 11/15/12(2)	EUR	1,000,000	$1,181,334

UNITED STATES — 4.5%
American Home Mtg. Assets Series 2007-1, Class A1 3.37% due 02/25/47(1)(2)		$1,706,180	801,563
American Home Mtg. Investment Trust Series 2004-3, Class 1A 3.63% due 10/25/34(1)(2)		18,435	14,392
CIT Mtg. Loan Trust Series 2007-1, Class 2A1 4.26% due 10/25/37*(2)(6)		622,417	529,055
CIT Mtg. Loan Trust Series 2007-1, Class 2A2 4.51% due 10/25/37*(2)(6)		300,000	142,500
CIT Mtg. Loan Trust Series 2007-1, Class 2A3 4.71% due 10/25/37*(2)(6)		400,000	157,000
Countrywide Alternative Loan Trust Series 2007-0A11, Class A1A 4.05% due 11/25/47(1)(2)		957,779	442,162
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 4.49% due 03/20/46(1)(2)		1,305,421	694,992
Countrywide Alternative Loan Trust Series 2007 15CB Class A5 5.75% due 07/25/37(1)		1,765,945	1,032,146
Countrywide Alternative Loan Trust Series 2005 46CB Class A8 5.50% due 10/25/35(1)		1,553,929	1,319,642
Countrywide Alternative Loan Trust Series 2005-82, Class A1 3.53% due 02/25/36(1)(2)		1,444,035	848,857
HSBC Home Equity Loan Trust Series 2007-3, Class APT 5.48% due 11/20/36(2)		1,235,100	920,077
Lehman XS Trust Series 2007-7N Class 1A2 3.50% due 06/25/47(1)(2)		1,866,286	700,862
Residential Accredit Loans, Inc. Series 2005-QS13 Class 2A3 5.75% due 09/25/35(1)		671,863	598,789
Sequoia Mtg. Trust Series 2004-10, Class A3A 4.51% due 11/20/34(1)(2)		179,743	142,549
Structured Adjustable Rate Mtg. Loan Trust Series 2007-10, Class 1A1 6.00% due 11/25/37(1)(2)		1,289,254	745,407
Washington Mutual Alternative Mtg. Pass-Through Certificates Series-AR5 Class 4A 3.66% due 06/25/46(1)(2)		2,425,203	1,168,164
Washington Mutual Alternative Mtg. Pass-Through Certificates Series 2007-OA2 Class 2A 3.37% due 01/25/47(1)(2)(5)		840,355	352,949
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1 6.60% due 12/28/37(1)		1,696,218	1,012,504

			11,623,610

TOTAL ASSET BACKED SECURITIES (cost $20,635,366)			12,804,944

Corporate Bonds & Notes — 5.6%

AUSTRALIA — 0.3%
Australia & New Zealand Banking Group Senior Notes 5.25% due 05/20/13	EUR	300,000	361,180
St. George Bank, Ltd. Senior Notes 6.50% due 06/24/13	EUR	250,000	318,979

			680,159

BERMUDA — 0.1%
Arch Capital Group, Ltd. Debentures 7.35% due 05/01/34		190,000	132,769

ITALY — 0.2%
Banca Pop Bergamo Capital Trust Bank Guar. Notes 8.36% due 02/15/11(2)(3)	EUR	450,000	502,944

JAPAN — 0.2%
Resona Bank, Ltd Sub. Notes 3.75% due 04/15/15(2)	EUR	420,000	506,123

LUXEMBOURG — 1.3%
European Investment Bank Notes 1.90% due 01/26/26	EUR	91,000,000	932,198
European Investment Bank Notes 4.25% due 10/15/14	EUR	1,130,000	1,449,314
John Deere Bank SA Notes 6.00% due 06/23/11	EUR	650,000	856,239

			3,237,751

NETHERLANDS — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30		90,000	79,690
Imperial Tobacco Overseas BV Company Guar. Notes 7.13% due 04/01/09		570,000	571,560

			651,250

UNITED KINGDOM — 1.2%
Astrazeneca PLC Notes 5.63% due 01/10/10	EUR	1,000,000	1,284,199
Chester Asset Receivables Deal 11 Bonds 6.13% due 12/15/12	EUR	1,100,000	1,374,665

Fortis Capital Co. Bank Guar. 6.25% due 06/26/09(2)(3)	EUR	32,000	195,771
Royal Bank Of Scotland PLC Senior Notes 5.25% due 05/15/13	EUR	225,000	274,166

			3,128,801

UNITED STATES — 2.1%
Citicorp Sub. Notes Series E 5.50% due 06/30/10	EUR	570,000	355,432
CNA Financial Corp. Senior Notes 6.60% due 12/15/08		330,000	328,570
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/22		110,000	105,707
Cox Communications, Inc. Notes 4.63% due 01/15/10		560,000	536,794
Daimler North American Corp. Senior Notes 5.75% due 06/18/10	EUR	400,000	508,827
Inter-American Development Bank Notes 7.00% due 06/15/25		850,000	996,600
International Business Machines Corp. Notes 6.63% due 01/30/14	EUR	1,050,000	1,350,656
JPMorgan Chase Co. Notes 5.25% due 05/08/13	EUR	450,000	547,187
Morgan Stanley Senior Notes 6.50% due 04/15/11	EUR	250,000	270,913
Wachovia Bank NA Notes 6.00% due 05/23/13	EUR	400,000	479,649

			5,480,335

TOTAL CORPORATE BONDS & NOTES (cost $16,372,883)			14,320,132

Government Agencies — 62.5%

AUSTRALIA — 0.1%
Government of Australia Bonds 6.00% due 02/15/17	AUD	450,000	318,073

AUSTRIA — 0.6%
Government of Austria Bonds 3.80% due 10/20/13*	EUR	780,000	988,879
OeBB — Infrastruktur Bau AG Govt. Guar. Notes 4.75% due 10/28/13		290,000	301,785
SCHIG Govt. Guar. Notes 4.63% due 11/21/13		260,000	266,512

			1,557,176

BELGIUM — 2.1%
Kingdom of Belgium Senior Bonds 3.75% due 03/28/09	EUR	1,700,000	2,172,350
Kingdom of Belgium Bonds 4.25% due 09/28/13	EUR	500,000	648,452
Kingdom of Belgium Bonds 4.25% due 09/28/14	EUR	1,400,000	1,802,570
Kingdom of Belgium Bonds 5.50% due 03/28/28	EUR	600,000	813,076

			5,436,448

CANADA — 0.9%
Government of Canada Bonds 4.50% due 06/01/15	CAD	900,000	800,144
Government of Canada Bonds 5.13% due 11/14/16	CAD	550,000	558,012
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,000,000	978,926

			2,337,082

DENMARK — 0.4%
Kingdom of Denmark Bonds 6.00% due 11/15/11	DKK	5,000,000	899,622

FRANCE — 6.3%
Government of France Notes 3.50% due 01/12/09	EUR	1,600,000	2,040,870
Government of France Notes 3.75% due 01/12/13	EUR	5,250,000	6,770,142
Government of France Bonds 3.75% due 04/25/21	EUR	500,000	591,168
Government of France Bonds 4.00% due 10/25/38	EUR	1,740,000	1,975,586
Government of France Bonds 5.50% due 04/25/29	EUR	1,400,000	1,947,460
Government of France Bonds 5.75% due 10/25/32	EUR	2,050,000	2,955,368

			16,280,594

GERMANY — 21.0%
Bundesrepublik Deutschland Bonds 4.00% due 07/04/16	EUR	1,200,000	1,546,130
Federal Republic of Germany Bonds 4.25% due 01/04/14	EUR	4,100,000	5,458,508
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	2,970,000	3,646,487
Federal Republic of Germany Bonds 6.25% due 01/04/24	EUR	300,000	454,747
Federal Republic of Germany Bonds 6.50% due 07/04/27	EUR	1,280,000	2,008,037
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 0.75% due 03/22/11	JPY	1,000,000,000	10,171,434
Kreditanstalt fuer Wiederaufbau Global Notes 0.75% due 03/22/11	JPY	1,070,000,000	10,796,442
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 1.35% due 01/20/14	JPY	950,000,000	9,664,714
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 2.05% due 02/16/26	JPY	645,000,000	6,163,119
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 2.60% due 06/20/37	JPY	255,000,000	2,622,959
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 5.38% due 01/29/14	GBP	300,000	497,184
Kreditanstalt fuer Wiederaufbau Govt. Guar. Bonds 5.50% due 01/25/10	GBP	290,000	475,367
Landwirtschaftliche Rentenbank Govt. Guar. Notes 4.88% due 05/04/10	GBP	340,000	555,936

			54,061,064

ITALY — 13.9%
Republic of Italy Bonds 0.65% due 03/20/09	JPY	1,470,000,000	14,906,689
Republic of Italy Bonds 1.80% due 02/23/10	JPY	770,000,000	7,914,210
Republic of Italy Bonds 3.00% due 01/15/10	EUR	2,000,000	2,540,381
Republic of Italy Bonds 4.50% due 02/01/18	EUR	5,320,000	6,531,619
Republic of Italy Bonds 5.50% due 11/01/10	EUR	800,000	1,057,173
Republic of Italy Bonds 6.00% due 05/01/31	EUR	2,090,000	2,841,378

			35,791,450

JAPAN — 7.5%
Government of Japan Bonds 1.50% due 12/20/17	JPY	300,000,000	3,080,693
Government of Japan Bonds 1.70% due 12/20/16	JPY	165,000,000	1,736,957
Government of Japan Bonds 1.90% due 03/20/24	JPY	450,000,000	4,537,180
Government of Japan Bonds 2.00% due 12/20/25	JPY	70,000,000	703,861
Government of Japan Bonds 2.10% due 12/20/26	JPY	35,000,000	354,899
Japan Finance Corp. for Municipal Enterprises Government Guar. Bonds 1.90% due 06/22/18	JPY	860,000,000	8,965,459

			19,379,049

NETHERLANDS — 2.6%
Government of Netherlands Bonds 3.25% due 07/15/15	EUR	1,750,000	2,132,321
Government of Netherlands Bonds 4.25% due 07/15/13	EUR	3,500,000	4,588,104

			6,720,425

PHILIPPINES — 0.2%
Asian Development Bank Senior Notes 2.35% due 06/21/27	JPY	40,000,000	404,623

SPAIN — 2.4%
Kingdom of Spain Bonds 4.40% due 01/31/15	EUR	4,800,000	6,228,631

SWEDEN — 0.4%
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	4,700,000	607,790
Kingdom of Sweden Debentures Series 1041 6.75% due 05/05/14	SEK	2,300,000	348,646

			956,436

UNITED STATES — 4.1%
Federal Home Loan Bank 5.00% due 03/14/14		2,800,000	2,854,838
Federal Home Loan Mtg. Corp. 6.50% due 08/01/38		5,788,249	5,870,008

Federal National Mtg. Assoc. 6.50% due 05/01/38		1,871,000	1,897,615

			10,622,461

TOTAL GOVERNMENT AGENCIES (cost $156,388,278)			160,993,134

Government Treasuries — 20.5%

AUSTRIA — 2.3%
Republic of Austria Treasury Notes 5.50% due 01/15/10	EUR	4,500,000	5,904,267

ITALY — 9.3%
Italy Buoni Poliennali Del Tesoro Bonds 4.00% due 02/01/37	EUR	580,000	602,309
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 10/15/12	EUR	13,340,000	17,069,309
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 08/01/34	EUR	610,000	739,115
Italy Buoni Poliennali Del Tesoro Bonds 5.25% due 08/01/11	EUR	4,200,000	5,539,985

			23,950,718

UNITED KINGDOM — 2.7%
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/32	GBP	1,490,000	2,198,064
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	850,000	1,282,040
United Kingdom Gilt Treasury Bonds 4.50% due 12/07/42	GBP	850,000	1,357,414
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	900,000	1,415,869
United Kingdom Gilt Treasury Bonds 8.75% due 08/25/17	GBP	400,000	835,600

			7,088,987

UNITED STATES — 6.2%
United States Treasury Bonds 1.75% due 01/15/28		2,823,957	2,207,541
5.25% due 11/15/28		500,000	531,719
6.63% due 02/15/27		1,500,000	1,837,734
7.50% due 11/15/24		540,000	710,353
8.00% due 11/15/21		5,650,000	7,346,763
United States Treasury Notes 3.13% due 08/31/13		3,200,000	3,256,249

			15,890,359

TOTAL GOVERNMENT TREASURIES (cost $59,285,921)			52,834,331

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $252,682,448)(4)			240,952,541

Short-Term Investment Securities — 6.0%

COMMERCIAL PAPER — 1.9%
Bank Of Scotland 3.45% due 01/29/09		5,000,000	4,956,877
TIME DEPOSITS — 4.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.15% due 11/03/08		10,453,000	10,453,000

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $15,409,877)			15,409,877

TOTAL INVESTMENTS — (cost $268,092,325)(4)		99.6%	256,362,418
Other assets less liabilities		0.4	1,156,190

NET ASSETS —		100.0%	$257,518,608

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2008, the aggregate value of these securities was $1,817,434 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	In United States dollars unless otherwise indicated.

(1)	Collateralized Mortgage Obligation.

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2008.

(3)	Perpetual maturity— maturity date reflects the next call date.

(4)	See Note 4 for cost of investments on a tax basis.

(5)	Fair valued security; see note 1

(6)	Illiquid Security. At October 31, 2008, the aggregate value of these securities was $1,990,160 representing 0.8% of net assets.
Open Futures Contracts

				Value as of	Unrealized
Number of		Expiration	Value at	October 31,	Appreciation
Contracts	Description	Date	Trade Date	2008	(Depreciation)

78 Long	Euro-BOBL	December 2008	$11,077,881	$11,099,444	$21,563
2 Short	Euro-Bund	December 2008	297,302	294,010	3,292
50 Long	LIF Long Gilt	December 2008	9,063,826	8,990,841	(72,985)
188 Long	Euro Shatz	December 2008	25,032,201	25,273,276	241,075
188 Long	U.S. Treasury 10 Year Note	December 2008	21,622,713	21,258,687	(364,026)
41 Long	U.S. Treasury 2 Year Note	December 2008	8,833,636	8,807,953	(25,683)
325 Long	U.S. Treasury 5 Year Note	December 2008	37,063,346	36,808,789	(254,557)
150 Short	U.S. Treasury Long Bond	December 2008	18,103,738	16,968,750	1,134,988

					$683,667

Open Forward Foreign Currency Contracts

	Contract to		In Exchange		Delivery	Gross Unrealized
	Deliver		For		Date	Appreciation

*	AUD	912,591	USD	625,410	12/11/2008	$21,099
*	CAD	11,105,963	USD	10,016,600	12/17/2008	803,471
*	CHF	5,830,681	USD	5,225,356	12/17/2008	194,245
*	EUR	17,472,061	USD	24,297,223	12/17/2008	2,057,484
	EUR	17,008,868	USD	21,908,733	11/28/2008	250,233
*	GBP	3,072,112	USD	5,394,104	12/17/2008	462,341
*	GBP	153,674	USD	266,441	11/21/2008	19,386
*	NOK	29,658,888	USD	4,881,684	12/17/2008	492,204
*	NZD	3,518,582	USD	2,345,135	12/17/2008	307,033
*	SEK	36,143,248	USD	5,346,555	12/17/2008	693,803
*	USD	14,106,160	JPY	1,489,538,362	11/06/2008	1,015,600
*	USD	5,638,198	AUD	6,893,362	12/17/2008	731,376
*	USD	2,896,169	JPY	301,764,222	12/17/2008	172,825

						$7,221,100

	Contract to		In Exchange		Delivery	Gross Unrealized
	Deliver		For		Date	Depreciation

*	AUD	6,893,362	USD	5,294,000	12/17/2008	$(1,075,574)
*	JPY	565,583,997	USD	5,623,505	11/06/2008	(118,291)
*	JPY	301,764,222	USD	2,789,000	12/17/2008	(279,993)
	USD	344,166	DKK	1,829,140	12/10/2008	(31,828)
*	USD	2,091,129	NZD	3,518,582	12/17/2008	(53,027)
*	USD	712,325	AUD	993,480	12/11/2008	(54,450)
	USD	3,350,722	CAD	3,873,435	12/16/2008	(137,500)
*	USD	5,240,821	CHF	5,830,681	12/17/2008	(209,710)
*	USD	5,383,000	GBP	3,072,112	12/17/2008	(451,238)
*	USD	5,371,709	SEK	36,143,248	12/17/2008	(718,957)
*	USD	5,227,232	NOK	29,658,888	12/17/2008	(837,752)
*	USD	8,308,078	GBP	4,500,584	11/21/2008	(1,072,721)
*	USD	10,586,214	CAD	11,105,963	12/17/2008	(1,373,086)
*	USD	24,440,551	EUR	17,472,061	12/17/2008	(2,200,812)

						$(8,614,939)

Net Unrealized Appreciation (Depreciation)						$(1,393,839)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar	EUR — Euro Dollar	NZD — New Zealand Dollar
CAD — Canada Dollar	GBP — British Pound	SEK — Swedish Krona
CHF — Swiss Franc	JPY — Japanese Yen	USD — United States Dollar
DKK — Danish Krone	NOK — Norwegian Krone
Interest Rate Swap Contracts #

			Rates Exchanged		Upfront Payments	Gross
	Notional Amount	Termination	Payments received	Payments made	made (Received) by	Unrealized
Swap Counterparty	(000’s)	Date	by the Portfolio	by the Portfolio	the Portfolio	Appreciation

Barclay’s Bank	GBP 8,490	05/17/12	12 month UKRPI	2.860%	$0	$400,718
	GBP 870	05/24/12	12 month UKRPI	2.860%	565	65,311
	GBP 530	05/31/12	12 month UKRPI	2.890%	0	23,985
	GBP 900	05/17/17	6 month UKRPI	5.203%	0	4,145
Citibank NA	USD 2,350	12/17/10	3.500%	3 month LIBOR	1,568	31,929
	USD 2,700	07/21/11	5.600%	3 month LIBOR	5,318	177,535
	SEK 2,600	12/17/13	4.750%	3 month SKOF	(12,560)	25,889
	JPY 240,000	12/17/13	1.500%	6 month JYOR	13,841	22,960
	JPY 194,000	12/17/13	1.500%	6 month JYOR	16,215	13,533
	JPY 166,000	12/17/13	1.500%	6 month JYOR	12,918	12,537
	JPY 112,000	12/17/13	1.500%	6 month JYOR	9,428	7,746
	JPY 63,000	12/17/13	1.500%	6 month JYOR	4,820	4,841
	SEK 1,400	12/17/18	5.000%	3 month SKOF	12,438	580
Credit Suisse First Boston International (London)	SEK 4,190	12/17/13	3 month SKOF	4.750%	7,604	13,877
	SEK 2,260	12/17/13	5.000%	3 month SKOF	19,683	1,332
	SEK 2,700	12/17/18	5.000%	3 month SKOF	7,585	17,521
	EUR 990	12/17/38	5.000%	6 month EURO	46,397	100,023
Deutsche Bank AG	CAD 2,800	12/17/13	4.000%	3 month CDOR	66,730	46,887
	EUR 4,320	12/17/18	4.750%	6 month EURO	(144,416)	258,486
	EUR 7,840	12/17/18	4.750%	6 month EURO	144,681	62,335
JPMorgan Chase Bank NA	AUD 1,170	12/17/18	7.250%	6 month BBSW	(7,361)	85,260
	AUD 1,340	12/17/18	7.250%	6 month BBSW	42,152	48,686
	AUD 280	12/17/18	7.250%	6 month BBSW	(721)	19,364
	AUD 1,580	12/17/18	6 month BBSW	7.250%	(123,470)	18,273
	AUD 1,580	12/17/18	6 month BBSW	7.250%	(121,468)	16,271
	USD 860	12/17/18	3 month LIBOR	4.750%	(9,395)	119,648
	USD 860	12/17/18	4.750%	3 month LIBOR	15,000	3,644
The Royal Bank of Scotland	GBP 1,130	06/11/12	12 month UKRPI	3.055%	0	39,242
	CAD 3,350	12/17/13	4.000%	3 month CDOR	77,831	58,104
	CAD 2,440	12/17/13	4.000%	3 month CDOR	54,390	44,619
UBS AG	JPY 1,067,000	12/17/13	1.500%	6 month JYOR	(22,555)	186,167
	AUD 590	12/17/13	6 month BBSW	7.500%	(629)	29,270
	JPY 242,000	12/17/13	1.500%	6 month JYOR	19,518	17,590
	JPY 83,000	12/17/13	1.500%	6 month JYOR	6,842	5,886
	JPY 83,000	12/17/13	1.500%	6 month JYOR	7,227	5,500
	JPY 349,000	12/17/18	2.000%	6 month JYOR	18,948	118,018
	AUD 1,530	12/17/18	7.250%	6 month BBSW	(9,375)	111,241
	AUD 1,300	12/17/18	7.250%	6 month BBSW	(5,226)	84,717
	AUD 770	12/17/18	7.250%	6 month BBSW	(3,601)	54,867
	AUD 1,440	12/17/18	7.250%	6 month BBSW	46,203	51,414
	AUD 2,190	12/17/18	6 month BBSW	7.250%	(168,824)	23,013
	AUD 1,660	12/17/18	6 month BBSW	7.250%	(122,763)	12,240
	AUD 820	12/17/18	6 month BBSW	7.250%	(64,454)	9,858

						$2,455,062

			Rates Exchanged		Upfront Payments	Gross
	Notional Amount	Termination	Payments received	Payments made	made (Received) by	Unrealized
Swap Counterparty	(000’s)	Date	by the Portfolio	by the Portfolio	the Portfolio	Depreciation

Barclay’s Bank	GBP 8,490	05/17/17	3.050%	12 month UKRPI	0	(1,349,908)
	GBP 90	05/24/17	5.489%	6 month UKRPI	0	(509)
	GBP 870	05/24/17	3.050%	12 month UKRPI	0	(161,108)
	GBP 60	05/31/17	6 month UKRPI	5.238%	0	(421)
	GBP 530	05/31/17	3.075%	12 month UKRPI	0	(82,550)
	GBP 480	06/07/12	12 month UKRPI	3.000%	0	(18,202)
	GBP 50	06/07/17	6 month UKRPI	5.344%	0	(677)
	GBP 480	06/07/17	3.133%	12 month UKRPI	0	(71,082)
	GBP 2,160	12/17/13	6 month UKRPI	5.250%	(12,179)	(96,758)
	EUR 5,440	12/17/13	6 month EURO	4.500%	46,860	(202,277)
	SEK 41,900	12/17/18	3 month SKOF	5.000%	(147,077)	(242,532)
Citibank NA	SEK 120	06/12/17	6 month UKRPI	5.404%	0	(4,330)
	USD 11,030	12/17/11	3 month LIBOR	3.750%	(6,497)	(153,669)
	SEK 2,600	12/17/13	3 month SKOF	4.750%	(9,215)	(4,115)
	JPY 308,000	12/17/13	6 month JYOR	1.500%	(23,535)	(23,693)
	JPY 200,000	12/17/18	6 month JYOR	2.000%	(67,041)	(11,449)
	USD 1,700	12/17/28	5.000%	3 month LIBOR	164,882	(49,836)
Credit Suisse First Boston International (London)	SEK 4,190	12/17/13	3 month SKOF	4.750%	(14,411)	(7,070)
	JPY 207,000	12/17/13	6 month JYOR	1.500%	(12,806)	(18,935)
	JPY 250,000	12/17/13	6 month JYOR	1.500%	(18,141)	(20,194)
	JPY 278,000	12/17/13	6 month JYOR	1.500%	(10,659)	(31,969)
	USD 2,810	12/17/18	5.000%	3 month LIBOR	329,712	(90,061)
Deutsche Bank AG	GBP 130	12/17/18	5.250%	6 month UKRPI	9,761	(2,108)
	GBP 730	12/17/18	5.250%	6 month UKRPI	61,611	(18,638)
	GBP 690	12/17/18	5.250%	6 month UKRPI	59,722	(19,104)
	USD 2,810	12/17/38	3 month LIBOR	5.000%	(170,000)	(69,651)
JPMorgan Chase Bank NA	AUD 2,820	12/17/13	6 month BBSW	7.500%	(114,251)	(22,640)
	CAD 1,280	12/17/13	3 month CDOR	4.000%	7,220	(59,159)
	AUD 1,960	12/17/13	6 month BBSW	7.500%	(13,165)	(81,979)
Merril Lynch Capital Markets	GBP 580	12/17/18	6 month UKRPI	5.250%	29,864	(64,007)
The Royal Bank of Canada	CAD 170	12/17/13	3 month CDOR	4.000%	1,288	(8,186)
	AUD 4,780	12/17/13	7.500%	6 month BBSW	268,197	(36,163)
	CAD 3,920	12/17/13	3 month CDOR	4.000%	(86,686)	(72,378)
The Royal Bank of Scotland	GBP 1,130	06/12/17	3.160%	12 month UKRPI	(7,174)	(156,007)
	GBP 340	12/17/18	6 month UKRPI	5.250%	16,798	(36,813)
	USD 1,100	12/17/28	3 month LIBOR	5.000%	6,879	(81,321)
UBS AG	JPY 103,000	12/17/13	6 month JYOR	1.500%	(6,445)	(9,349)
	AUD 1,300	12/17/13	6 month BBSW	7.500%	(47,561)	(15,545)
	JPY 204,000	12/17/13	6 month JYOR	1.500%	(13,034)	(18,247)
	AUD 1,940	12/17/13	6 month BBSW	7.500%	(66,055)	(28,118)
	AUD 2,550	12/17/13	6 month BBSW	7.500%	(79,566)	(44,218)
	AUD 6,380	12/17/13	7.500%	6 month BBSW	358,114	(67,717)
	GBP 630	12/17/18	6 month UKRPI	5.250%	(15,782)	(21,305)
	USD 600	12/17/28	3 month LIBOR	5.000%	2,065	(42,669)

						(3,616,667)

Total					$262,780	$(1,161,605)

#	Illiquid Security

BBSW — Australian Bank Bill Swap Reference Rate CDOR — Canadian Dollar Offered Rate EUR — Euro Offered Rate	JYOR — Japanese Yen Offered Rate LIBOR — London Interbank Offered Rate SKOF — Swedish Krona Offered Rate	UKRPI — United Kingdom Retail Price Index

Industry Allocation*
Foreign Government Agencies	62.9%
Banks-Special Purpose	16.1
Time Deposits	4.1
Collateralized Mortgage Obligation — Other	3.2
Federal Home Loan Mtg. Corp.	2.3
Commercial Paper	1.9
Federal Home Loan Bank	1.1
anks-Commercial	1.0
SupraNational	0.9
Federal National Mtg. Assoc.	0.7
Asset Backed Securities	0.7
Special Purpose Entities	0.5
Computers	0.5
Medical-Drugs	0.5
Credit Card Other	0.5
Finance-Investment Banker/Broker	0.5
Home Equity Other	0.4
Finance-Consumer Loans	0.3
Diversified Financial Services	0.3
Cable TV	0.2
Tobacco	0.2
Auto-Cars/Light Trucks	0.2
Banks-Money Center	0.2
Banks-Cooperative	0.2
Insurance-Multi-line	0.1
Insurance-Property/Casualty	0.1

99.6%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
HIGH-YIELD BOND PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Convertible Bonds & Notes — 0.8%	Principal Amount /Shares	Market Value (Note 1)

DRUG DELIVERY SYSTEMS — 0.1%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	$250,000	$128,125

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.3%
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	1,650,000	647,625

OPTICAL SUPPLIES — 0.1%
Advanced Medical Optics, Inc. Senior Sub. Notes 2.50% due 07/15/24	250,000	194,063

TELECOM SERVICES — 0.3%
ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3)	1,221,000	610,500

TOTAL CONVERTIBLE BONDS & NOTES (cost $3,034,067)		1,580,313

Corporate Bonds & Notes — 74.0%

AGRICULTURAL CHEMICALS — 0.2%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	515,000	418,640

AIRLINES — 1.2%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	2,625,000	1,785,000
American Airlines, Inc. Series 1997-C1, Class X 7.86% due 04/01/13	194,000	154,230
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	425,000	352,750
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 12/31/49	98,198	94,270

		2,386,250

APPLICATIONS SOFTWARE — 0.3%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13.	625,000	587,500

AUTO-CARS/LIGHT TRUCKS — 0.6%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	2,200,000	528,000
General Motors Corp. Senior Notes 7.13% due 07/15/13	2,167,000	736,780

		1,264,780

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.2%
Lear Corp. Company Guar. Notes Series B 5.75% due 08/01/14	137,000	54,800
Lear Corp. Senior Notes 8.75% due 12/01/16	919,000	340,030

		394,830

AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT — 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(1)(3)	1,975,000	0

BEVERAGES-NON-ALCOHOLIC — 0.1%
Cott Beverages USA, Inc. Company Guar. Notes 8.00% due 12/15/11	347,000	225,550

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.8%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	1,550,000	1,379,500
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	300,000	231,000

		1,610,500

BUILDING PRODUCTS-WOOD — 0.1%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15(19)	765,000	99,450

CABLE TV — 2.3%
CCH I LLC/CCH I Capital Corp. Senior Notes 11.00% due 10/01/15	2,876,000	1,193,540
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 09/15/10	1,485,000	1,032,075
CCH II LLC/CCH II Capital Corp. Company Guar. Notes Series B 10.25% due 09/15/10	355,000	239,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	775,000	511,500
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	374,000	303,875
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	650,000	622,375
DirecTV Holdings LLC/DirecTV Financing Co. Senior Notes 7.63% due 05/15/16*	710,000	596,400

		4,499,390

CASINO HOTELS — 3.7%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(3)(4)	2,046,934	1,801,302

Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(3)	3,250,000	3,250,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	50,000	29,625
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	1,630,000	953,550
Seminole Hard Rock Entertainment, Inc. Sec. Notes 5.32% due 03/15/14*(5)	675,000	445,500
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	1,100,000	869,000

		7,348,977

CASINO SERVICES — 0.3%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	1,140,000	570,000

CELLULAR TELECOM — 0.2%
Centennial Communications Corp. Senior Notes 9.63% due 01/01/13(5)	592,000	449,920

CHEMICALS-SPECIALTY — 2.8%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	100,000	87,000
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	2,615,000	2,327,350
JohnsonDiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	1,030,000	916,700
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	3,535,000	1,520,050
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12(19)	2,765,000	608,300

		5,459,400

COMPUTER SERVICES — 1.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,420,000	1,136,000
Sungard Data Systems, Inc. Senior Notes 5.13% due 02/28/14*	1,300,000	1,079,000

		2,215,000

COMPUTERS-INTEGRATED SYSTEMS — 0.2%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	600,000	366,000

CONSUMER PRODUCTS-MISC. — 0.6%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	345,000	338,100
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	190,000	131,100
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(6)	940,000	648,600

		1,117,800

CONTAINERS-METAL/GLASS — 1.6%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	325,000	224,250
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	1,365,000	1,010,100
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	2,019,000	1,887,765

		3,122,115

CONTAINERS-PAPER/PLASTIC — 0.5%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	600,000	306,000
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	1,455,000	712,950

		1,018,950

DECISION SUPPORT SOFTWARE — 0.6%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	1,875,000	1,106,250

DIRECT MARKETING — 0.6%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	1,825,000	1,277,500

DIVERSIFIED MANUFACTURING OPERATIONS — 0.5%
Harland Clarke Holdings Corp. Notes 7.55% due 05/15/15(5)	525,000	228,375
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	850,000	410,125
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	575,000	184,000

Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	95,000	69,350

		891,850

ELECTRIC-GENERATION — 1.8%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	1,345,000	1,008,750
Edison Mission Energy Senior Notes 7.63% due 05/15/27	865,000	562,250
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	278,512	276,075
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	350,000	318,500
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	403,764	343,680
The AES Corp. Senior Notes 8.00% due 10/15/17	745,000	573,650
The AES Corp. Senior Notes 8.00% due 06/01/20*	575,000	422,625

		3,505,530

ELECTRIC-INTEGRATED — 2.3%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	705,000	542,850
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	240,000	220,200
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,105,000	773,500
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(2)(3)	4,750,000	0
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*	1,450,000	906,250
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	2,490,000	1,898,625
Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	300,000	228,750

		4,570,175

ELECTRONIC COMPONENTS-MISC. — 0.1%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	150,000	102,000

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.8%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	375,000	236,250
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	670,000	415,400
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	1,030,000	375,950
Spansion LLC Senior Sec. Notes 5.94% due 06/01/13*(5)	2,190,000	470,850
Spansion LLC Senior Notes 11.25% due 01/15/16*	60,000	10,800

		1,509,250

ENERGY-ALTERNATE SOURCES — 0.1%
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12(7)(8)	625,000	256,250

FINANCE-AUTO LOANS — 1.8%
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	323,000	217,018
GMAC LLC Senior Notes 4.05% due 05/15/09(5)	593,000	516,736
GMAC LLC Senior Notes 6.00% due 12/15/11	2,275,000	1,284,040
GMAC LLC Senior Bonds 6.88% due 09/15/11	2,690,000	1,575,396

		3,593,190

FUNERAL SERVICES & RELATED ITEMS — 0.6%
Service Corp. International Senior Notes 7.00% due 06/15/17	905,000	690,063
Service Corp. International Senior Notes 7.63% due 10/01/18	3,000	2,355
Service Corp. International Debentures 7.88% due 02/01/13	625,000	593,750

		1,286,168

GAMBLING (NON-HOTEL) — 0.8%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	1,185,000	722,850
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(7)(8)	975,000	209,625

Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	734,000	693,630

		1,626,105

HOME FURNISHINGS — 0.2%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(6)	594,000	166,320
Simmons Co. Company Guar. Notes 7.88% due 01/15/14	605,000	302,500

		468,820

HOTELS/MOTELS — 0.8%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	1,555,000	997,144
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	775,000	528,937

		1,526,081

HUMAN RESOURCES — 0.4%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	775,000	744,000

INDEPENDENT POWER PRODUCERS — 1.3%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,685,000	1,453,312
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	700,000	675,500
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	635,000	485,775

		2,614,587

INSURANCE BROKERS — 0.7%
USI Holdings Corp. Senior Notes 6.68% due 11/15/14*(5)	653,000	412,206
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,695,000	1,067,850

		1,480,056

MEDICAL INFORMATION SYSTEMS — 0.4%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,575,000	763,875

MEDICAL PRODUCTS — 1.1%
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17	1,375,000	1,144,688
Universal Hospital Services, Inc. Senior Sec. Notes 6.30% due 06/01/15(5)	1,240,000	843,200
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	325,000	260,000

		2,247,888

MEDICAL-HMO — 1.1%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	2,400,000	2,208,000

MEDICAL-HOSPITALS — 3.6%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	1,940,000	1,624,750
HCA, Inc. Senior Notes 6.25% due 02/15/13	1,000,000	645,000
HCA, Inc. Senior Notes 8.75% due 09/01/10	240,000	211,200
HCA, Inc. Senior Notes 9.13% due 11/15/14	150,000	129,000
HCA, Inc. Senior Notes 9.25% due 11/15/16	2,695,000	2,290,750
HCA, Inc. Senior Notes 9.63% due 11/15/16	1,475,000	1,187,375
IASIS Healthcare LLC / IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	1,395,000	1,102,050

		7,190,125

MEDICAL-NURSING HOMES — 0.3%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	720,000	608,400

METAL-ALUMINUM — 0.1%
Noranda Aluminum Holding Corp. Senior Notes 8.58% due 11/15/14	700,000	262,500

METAL-DIVERSIFIED — 0.8%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	1,250,000	1,000,000
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	640,000	502,400

		1,502,400

MINING — 0.5%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.83% due 11/15/14(5)	2,290,000	1,030,500

MULTIMEDIA — 0.3%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	725,000	609,000

NON-FERROUS METALS — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(3)(9)(10)	600,000	0

NON-HAZARDOUS WASTE DISPOSAL — 0.6%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	1,280,000	1,113,600
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	115,000	92,000

		1,205,600

OFFICE AUTOMATION & EQUIPMENT — 0.5%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	950,000	1,054,500

OIL COMPANIES-EXPLORATION & PRODUCTION — 4.4%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	1,050,000	729,750
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	365,000	293,825
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	1,350,000	702,000
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,105,000	563,550
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	690,000	539,063
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	600,000	251,250
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	590,000	386,450
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	100,000	70,500
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	1,115,000	599,312
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	895,000	635,450
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	225,000	164,250
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	850,000	573,750
Quicksilver Resources, Inc. Senior Notes 7.75% due 08/01/15	925,000	642,875
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	2,920,000	2,014,800
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	650,000	650,000

		8,816,825

OIL-FIELD SERVICES — 1.1%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	1,280,000	832,000
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	725,000	464,000
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	500,000	370,000
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	560,423	575,415

		2,241,415

PAPER & RELATED PRODUCTS — 1.4%
Bowater, Inc. Notes 6.50% due 06/15/13	900,000	254,250
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	1,030,000	597,400
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	209,000	153,615
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	445,000	309,275
International Paper Co. Notes 7.95% due 06/15/18	400,000	323,962
NewPage Corp. Senior Notes 9.05% due 05/01/12(5)	292,000	204,400
NewPage Corp. Sec. Notes 10.00% due 05/01/12	690,000	469,200
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	833,000	491,470

		2,803,572

PHYSICIANS PRACTICE MANAGEMENT — 0.9%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	2,220,000	1,731,600

PIPELINES — 2.6%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	440,000	306,900
Atlas Pipeline Partners LP Senior Notes 8.75% due 06/15/18*	1,675,000	1,130,625
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	825,000	569,250
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 8.13% due 03/01/16	830,000	610,050
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	100,000	87,000
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	1,495,000	1,122,745
MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	575,000	422,625
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	550,000	396,000
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	1,375,000	508,750

		5,153,945

PRINTING-COMMERCIAL — 0.2%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	665,000	359,100

PUBLISHING-PERIODICALS — 0.7%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	91,000	69,615
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	1,692,000	234,765
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17	13,000	2,795
R.H. Donnelley Inc. Company Guar. Notes 11.75% due 05/15/15*	1,094,000	426,660
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	1,965,000	668,100

		1,401,935

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	1,505,000	1,249,150

RECYCLING — 0.5%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	2,910,000	1,003,950

RENTAL AUTO/EQUIPMENT — 0.3%
Rental Service Corp. Notes 9.50% due 12/01/14	1,005,000	603,000

RESEARCH & DEVELOPMENT — 0.3%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	1,145,000	629,750

RETAIL-DRUG STORE — 0.4%
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	2,145,000	772,200

RETAIL-PETROLEUM PRODUCTS — 0.5%
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*	575,000	408,250
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	700,000	537,250

		945,500

RETAIL-RESTAURANTS — 0.3%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	985,000	610,700

RUBBER-TIRES — 0.2%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	790,000	331,800

RUBBER/PLASTIC PRODUCTS — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(3)(9)(10)	750,000	75

SATELLITE TELECOM — 0.4%
Telesat Canada/Telesat LLC Senior Notes 11.00% due 11/01/15*	1,350,000	783,000

SEISMIC DATA COLLECTION — 0.6%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,795,000	1,130,850

SOAP & CLEANING PREPARATION — 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(6)	125,000	92,500

SPECIAL PURPOSE ENTITIES — 5.7%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(6)	950,000	912,000

AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	575,000	552,000
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15*	1,150,000	977,500
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16*	525,000	532,182
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	1,340,000	469,000
CCM Merger, Inc. Notes 8.00% due 08/01/13*	1,055,000	622,450
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,670,000	885,100
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	1,250,000	887,500
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	925,000	556,156
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	908,000	508,480
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	1,025,000	650,875
KAR Holdings, Inc. Company Guar. Notes 6.80% due 05/01/14(5)	620,000	384,400
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	790,000	513,500
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	815,000	407,500
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	589,000	547,770
MXEnergy Holdings, Inc. Senior Notes 10.63% due 08/01/11(5)	1,250,000	687,500
Snoqualmie Entertainment Authority Senior Sec. Notes 6.88% due 02/01/14*(5)	625,000	403,125
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	595,000	383,775
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	400,000	346,000

		11,226,813

STEEL-PRODUCERS — 0.6%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	1,759,000	1,196,120

STORAGE/WAREHOUSING — 0.6%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	790,000	568,800
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	815,000	611,250

		1,180,050

TELECOM SERVICES — 1.9%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	450,000	279,000
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	1,850,000	1,147,000
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	830,000	585,150
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	1,530,000	868,275
Qwest Corp. Senior Notes 7.88% due 09/01/11	400,000	347,000
Qwest Corp. Notes 8.88% due 03/15/12	625,000	546,875

		3,773,300

TELEPHONE-INTEGRATED — 2.8%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	85,000	57,800
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	275,000	184,250
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	875,000	842,187
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	957,000	674,685
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	486,000	403,380
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	1,798,000	1,447,390

Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	2,990,000	1,958,450

		5,568,142

TELEVISION — 1.0%
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	1,465,000	820,400
Paxson Communications Corp. Senior Sec. Notes 11.00% due 01/15/13*(4)(5)	3,179,466	1,112,813
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	765,000	54,506
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	785,000	58,875

		2,046,594

THEATERS — 1.0%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,293,000	918,030
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	433,000	342,070
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(6)	750,000	630,000

		1,890,100

TRANSACTIONAL SOFTWARE — 0.3%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,575,000	669,375

TRANSPORT-AIR FREIGHT — 4.6%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	6,100,446	5,978,437
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	1,871,779	1,591,012
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	586,827	510,539
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,281,640	1,089,395

		9,169,383

TRANSPORT-SERVICES — 0.3%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	300,000	225,000
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	525,000	385,875

		610,875

TRAVEL SERVICES — 0.1%
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	250,000	100,000

VITAMINS & NUTRITION PRODUCTS — 0.2%
General Nutrition Centers, Inc. Company Guar. Notes 7.58% due 03/15/14	565,000	350,300

TOTAL CORPORATE BONDS & NOTES (cost $212,823,258)		146,837,571

Foreign Corporate Bonds & Notes — 8.9%

BUILDING PRODUCTS-DOORS & WINDOWS — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15(19)	165,000	21,450

CONTAINERS-METAL/GLASS — 0.4%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17	2,625,000	820,312

DIVERSIFIED MANUFACTURING OPERATIONS — 0.5%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	1,120,000	957,600

ELECTRONIC COMPONENTS-MISC. — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	1,297,000	437,738

FOOD-MEAT PRODUCTS — 0.5%
JBS SA Company Guar. Notes 9.38% due 02/07/11	1,345,000	807,000
JBS SA Senior Notes 10.50% due 08/04/16*	375,000	176,250

		983,250

INDEPENDENT POWER PRODUCERS — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(3)(8)(12)	4,590,000	4,590

MEDICAL PRODUCTS — 0.6%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.56% due 12/01/13(5)	1,520,000	927,200
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	395,000	165,900

		1,093,100

MEDICAL-DRUGS — 0.8%
Elan Finance PLC / Elan Finance Corp. Company Guar. Bonds 7.75% due 11/15/11	2,235,000	1,486,275

METAL PROCESSORS & FABRICATION — 0.0%
International Utility Structures Senior Sub Notes 10.75% due 02/01/08†(1)(3)(8)(12)	3,329,000	66,580

MULTIMEDIA — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	475,000	328,938

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.6%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	675,000	391,500
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	1,285,000	771,000
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	75,000	44,625

		1,207,125

OIL-FIELD SERVICES — 0.4%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	1,010,000	848,400

PAPER & RELATED PRODUCTS — 0.7%
Abitibi-Consolidated Co. of Canada Notes 6.00% due 06/20/13.	390,000	79,950
Abitibi-Consolidated Co. of Canada Senior Notes 13.75% due 04/01/11*	1,250,000	987,500
Abitibi-Consolidated Co. of Canada Senior Notes 15.50% due 07/15/10*	225,000	85,500
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	1,283,000	320,750

		1,473,700

PRINTING-COMMERCIAL — 0.1%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16†(8)(12)	1,840,000	257,600

SATELLITE TELECOM — 2.5%
Intelsat Intermediate Holding Co., Ltd. Disc. Notes 9.50% due 02/01/15*(6)	2,847,000	1,950,195
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	2,375,000	2,066,250
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	1,073,000	912,050

		4,928,495

SPECIAL PURPOSE ENTITY — 0.2%
Hellas Telecommunications Luxembourg II Sub. Notes 10.50% due 01/15/15*(5)	1,210,000	350,900

TELECOM SERVICES — 0.4%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	875,000	691,250
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	175,000	134,750

		826,000

TELECOMMUNICATION EQUIPMENT — 0.4%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	1,555,000	820,262

TRANSPORT-MARINE — 0.2%
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	705,000	493,500

TRANSPORT-RAIL — 0.2%
TFM SA de CV Senior Notes 9.38% due 05/01/12	350,000	295,750

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $33,798,054)		17,701,565

Loans (13)(14)— 7.2%

BEVERAGES-NON-ALCOHOLIC — 0.2%
Le-Natures, Inc. 9.39% due 03/01/11†(2)(3)(7)(8)	1,200,000	390,000

BUILDING-RESIDENTIAL/COMMERCIAL — 0.3%
TOUSA, Inc. 14.00% due 07/31/13(2)(3)(4)	1,147,624	516,431

CASINO SERVICES — 0.9%
Herbst Gaming, Inc. Tranche 1 12.50% due 12/02/11(2)(3)(20)	531,033	294,723
Herbst Gaming, Inc. Delayed Draw- Term B, Tranche 2 12.50% due 12/02/11(2)(3)(20)	957,622	531,480
Holding Gaming Borrower LP Term Loan B 9.25% due 02/19/13(2)(3)	1,000,000	910,000

		1,736,203

COMPUTER SERVICES — 0.4%
CompuCom Systems, Inc. 6.68% due 08/30/14(2)(3)	990,000	752,400

DIVERSIFIED FINANCIAL SERVICES — 1.2%
Wind Acquisition Holdings Finance S.A. 11.75% due 12/21/11(2)(3)(4)	2,037,038	1,436,112
Wind Finance SL S.A 9.64% due 11/26/14(3)	1,000,000	850,000

		2,286,112

ELECTRIC PRODUCTS-MISC. — 0.4%
Texas Competitive Electric 6.30% due 10/10/14(2)(3)	888,333	693,566
Texas Competitive Electric 7.26% due 10/10/14(2)(3)	7,500	5,856
Texas Competitive Electric 7.64% due 10/10/14(2)(3)	94,167	73,520

		772,942

FOOD-MISC. — 0.3%
Dole Food Co. BTL-C 5.31% due 04/01/13(2)(3)	759,494	556,646
Dole Food Co. 5.50% due 04/12/13(2)(3)	184,087	134,920

		691,566

GAMBLING (NON-HOTEL) — 0.5%
Greektown Holdings LLC DIP Delayed Draw Loan 9.75% due 06/01/09(2)(3)(16)	118,762	114,011
Greektown Holdings LLC Delayed Draw Loan 9.75% due 06/09/09(2)(3)(16)	89,634	86,049
Greektown Holdings LLC Delayed Draw Loan 9.75% due 11/11/09(2)(3)(16)	708,962	680,603
Greektown Holdings LLC DIP Delayed Draw 10.25% due 06/01/09(2)(3)(16)	157,147	150,861

		1,031,524

LEISURE PRODUCTS — 0.2%
AMC Entertainment Holdings, Inc. First Lien 7.82% due 06/15/12(2)(3)	562,411	435,869

MEDICAL-DRUGS — 0.7%
Triax Pharmaceuticals LLC 14.00% due 08/30/11(1)(2)(3)(15)	1,549,501	1,393,478

MEDICAL-HOSPITALS — 0.9%
Capella Healthcare, Inc. 13.00% due 02/29/16(2)(3)	1,000,000	915,000
Iasis Healthcare Corp. 8.76% due 06/15/14(2)(3)	1,152,282	933,348

		1,848,348

OIL-FIELD SERVICES — 0.6%
Stallion Oilfield Service 8.05% due 07/30/12(2)(3)	2,000,000	1,200,000

PAPER & RELATED PRODUCTS — 0.4%
Boise Paper Holdings LLC 10.50% due 02/22/15(2)(3)	1,000,000	755,000

PUBLISHING — PERIODICALS — 0.2%
Idearc, Inc. BTL-B 5.54% due 11/17/14(2)(3)	800,000	345,334

TOTAL LOANS (cost $16,686,803)		14,155,207

Common Stock — 1.8%

CASINO SERVICES — 0.2%
Capital Gaming International, Inc.†(1)	103	0
Shreveport Gaming Holdings, Inc.†(1)(2)(3)	17,578	339,431

		339,431

CELLULAR TELECOM — 0.4%
iPCS, Inc.†(1)(2)(3)	51,675	843,336

FOOD-MISC. — 0.2%
Wornick Co.†	8,418	420,900

INDEPENDENT POWER PRODUCERS — 0.1%
Mirant Corp.†	5,913	103,596

MEDICAL-DRUGS — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(3)(17)	128,418	53,936

MEDICAL-HOSPITALS — 0.3%
MedCath Corp.†	39,641	611,264

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.0%
Critical Care Systems International, Inc.(1)(2)(3)	70,165	702

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.6%
EXCO Resources, Inc.†	137,571	1,264,277

Transmeridian Exploration, Inc.†	119	25

		1,264,302

TOTAL COMMON STOCK (cost $6,022,000)		3,637,467

Preferred Stock — 0.6%

MEDICAL-DRUGS — 0.0%
Triax Pharmaceuticals LLC, Class C 14.70%(1)(2)(3)(17)	39,177	78,353

MEDICAL-GENERIC DRUGS — 0.3%
Mylan, Inc. 6.50%	877	499,592

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.3%
Transmeridian Exploration, Inc. 15.00%(1)(4)	7,922	554,540

TOTAL PREFERRED STOCK (cost $1,663,461)		1,132,485

Warrants — 0.0%†

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(1)	44,885	449

TELECOM SERVICES — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(1)	3,500	0

TOTAL WARRANTS (cost $131,987)		449

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $276,159,630)		185,045,057

Repurchase Agreement — 3.8%

State Street Bank & Trust Co. Joint Repurchase Agreement (cost $7,566,000)(18)	7,566,000	7,566,000

TOTAL INVESTMENTS (cost $283,725,630) (11)	97.1%	192,611,057
Other assets less liabilities	2.9	5,801,693

NET ASSETS	100.0%	$198,412,750

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2008, the aggregate value of these securities was $41,426,889 representing 20.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security; see Note 1

(2)	To the extent permitted by the Statement of Additional Information, the High-Yield Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2008, the High-Yield Bond Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

AMC Entertainment Holdings
7.82% due 06/15/12
Loan Agreement	6/8/07	$500,000	$487,500
	9/15/07	13,813	13,813
	12/15/07	13,767	15,007
	3/17/08	13,324	13,324
	6/15/08	10,665	10,665
		10,842	12,417

		562,411	552,726	$435,869	77.50	0.22%

Boise Paper Holdings LLC
10.50% due 02/22/15
Loan Agreement	2/29/08	1,000,000	927,718	755,000	75.50	0.38%

Capella Healthcare, Inc.
13.00% due 02/29/16
Loan Agreement	3/11/08	1,000,000	990,484	915,000	91.50	0.46%

Critical Care Systems International, Inc.
Common Stock	6/26/06	70,165	583,324	702	0.01	0.00%

CompuCom Systems, Inc.
6.68% due 08/30/14
Loan Agreement	8/17/07	990,000	955,015	752,400	76.00	0.38%

Dole Food Co.
5.31% due 04/01/13
Loan Agreement	11/26/07	759,494	720,616	556,646	73.29	0.28%

Dole Food Co.
5.50% due 04/12/13
Loan Agreement	11/26/07	184,087	174,657	134,920	73.29	0.07%

Greektown Holdings LLC
9.75% due 06/01/09
DIP Delayed Draw Loan
Loan Agreement	8/11/08	118,762	118,762	114,011	96.00	0.06%

Greektown Holdings LLC
9.75% due 06/09/09
Delayed Draw Loan
Loan Agreement	6/6/08	89,634	89,085	86,049	96.00	0.04%

Greektown Holdings LLC
9.75% due 11/11/09
Delayed Draw Loan
Loan Agreement	6/6/08	483,315	479,221
	8/15/08	225,647	223,391

		708,962	702,612	680,603	96.00	0.34%

Greektown Holdings LLC
10.25% due 06/01/09
DIP Delayed Draw Loan
Loan Agreement	6/6/08	82,642	82,642
	8/15/08	74,505	74,505

		157,147	157,147	150,861	96.00	0.08%

Herbst Gaming, Inc.
12.50% due 12/02/11
Tranche 1
Loan Agreement	3/26/08	184,265	147,025
	3/26/08	173,384	123,536
	3/28/08	173,384	123,536

		531,033	394,097	294,723	55.50	0.15%

Herbst Gaming, Inc.
12.50% due 12/02/11
Delayed Draw Term B, Tranche 2
Loan Agreement	3/26/08	49,019	34,465
	3/26/08	746,541	598,210
	3/28/08	51,892	37,501
	9/26/08	110,170	93,217

		957,622	763,393	531,480	55.50	0.27%

Holding Gaming Borrower LP
9.25% due 02/19/13
Term B
Loan Agreement	8/16/08	1,000,000	941,532	910,000	91.00	0.46%

Iasis Healthcare Corp.
8.76% due 06/15/14
Loan Agreement	4/13/07	1,000,000	986,484
	8/15/07	26,516	26,516
	10/31/07	27,834	27,834
	1/26/08	28,397	28,397
	4/30/08	23,502	23,502
	7/31/08	22,825	23,224
		23,208	23,617

		1,152,282	1,139,574	933,348	81.00	0.47%

ICO North America, Inc.
7.50% due 08/15/09	8/11/05	1,125,000	1,125,000
	2/15/08	47,000	47,000
	9/12/08	49,000	49,000

		1,221,000	1,221,000	610,500	50.00	0.31%

Idearc Inc.
5.54% due 11/17/14
Loan Agreement	10/21/08	300,000	135,000
	10/21/08	200,000	91,000
	10/23/08	300,000	137,250

		800,000	363,250	345,334	43.17	0.17%

IPCS, Inc. Common Stock	7/20/04	51,675	783,939	843,336	16.32	0.43%

Le-Natures, Inc.
9.39% due 03/01/11
Loan Agreement	9/26/06	1,200,000	1,200,000	390,000	32.50	0.20%

Shreveport Gaming Holdings, Inc.
Common Stock	7/21/05	2,402	55,313
	7/29/05	15,176	349,393

		17,578	404,706	339,431	19.31	0.17%

Southern Energy, Inc.
7.90% due 07/15/09	1/10/06	4,750,000	0	0	0.00	0.00%

Stallion Oilfield Service
8.05% due 07/30/12
Loan Agreement	7/18/07	1,000,000	987,275
	12/4/07	1,000,000	957,200

		2,000,000	1,944,475	1,200,000	60.00	0.60%

Texas Competitive Electric Holdings Co., Inc.
6.30% due 10/10/14
Loan Agreement	10/31/07	880,833	880,833
	8/15/08	7,500	7,500

		888,333	888,333	693,566	78.08	0.35%

Texas Competitive Electric Holdings Co., Inc.
7.26% due 10/10/14
Loan Agreement	8/11/08	7,500	7,500	5,856	78.08	0.00%

Texas Competitive Electric Holdings Co., Inc.
7.64% due 10/10/14
Loan Agreement	10/31/07	94,167	94,167	73,520	78.07	0.04%

TOUSA, Inc.
14.00% due 07/31/13
Loan Agreement	10/11/07	1,022,829	931,684
	1/29/08	11,293	11,293
	3/14/08	10,700	10,700
	4/9/08	26,285	26,285
	6/30/08	37,503	37,503
		39,014	39,014

		1,147,624	1,056,479	516,431	45.00	0.26%

Triax Pharmaceuticals LLC
14.00% due 08/30/11
Loan Agreement	8/31/07	1,500,000	1,393,239
	10/31/07	3,875	3,875
	1/24/08	11,404	11,404
	4/16/08	11,239	11,239
	7/1/08	11,449	11,449
		11,534	11,534

		1,549,501	1,442,740	1,393,478	89.93	0.70%

Triax Pharmaceuticals LLC
Common Stock	8/31/07	128,418	53,936	53,936	0.42	0.03%

Triax Pharmaceuticals LLC Class C 14.70%
Preferred Stock	8/31/07	39,177	78,353	78,353	2.00	0.04%

Wind Acqusition Holdings Finance S.A.
11.75% due 12/21/11
Loan Agreement	2/27/07	206,305	206,137
	3/6/07	206,305	206,343
	3/15/07	412,610	413,686
	3/19/07	206,305	206,343
	6/21/07	412,749	417,783
	8/15/07	32,877	26,162
	10/18/07	47,602	47,602
	11/1/07	300,000	302,862
	1/18/08	58,098	58,098
	4/18/08	53,312	53,312
	7/18/08	48,862	48,862
	10/20/08	52,013	51,852

		2,037,038	2,039,042	1,436,112	70.50	0.72%

				$15,231,465		7.68%

(3)	Illiquid security. At October 31, 2008, the aggregate value of these securities was $19,402,710 representing 9.8% of net assets.

(4)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2008.

(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(7)	Company has filed for Chapter 11 bankruptcy protection.

(8)	Bond in default

(9)	Company has filed for Chapter 7 bankruptcy protection.

(10)	Bond is in default and did not pay principal at maturity

(11)	See Note 4 for cost of investments on a tax basis.

(12)	Company has filed bankruptcy in county of issuance

(13)	The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)	Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	A portion of the interest is paid in the form of additional bonds.

(16)	Loan is subject to an unfunded loan commitment. See Note 5 for details

(17)	Consist of more than one class of securities traded together as a unit.

(18)	See Note 2 for details of Joint Repurchase Agreement.

(19)	Security is in default of interest subsequent to October 31, 2008.

(20)	As of December 1, 2008, the issuer was not in default with respect to interest and/or principal payments concerning the securities noted. The issuer disclosed in filings with the Securities and Exchange Commission that it entered into a forbearance and standstill agreement (the “Forbearance Agreement”) with respect to an amended credit agreement (the “Credit Agreement”) under which the issuer is currently in default due to, among others, a “going concern” qualification in its auditors’ report on its annual financial statements, and failure to comply with financial ratio covenants. The Forbearance Agreement expired in accordance with its terms and the issuer and the lenders remain in active discussions regarding the terms of a restructuring agreement and a forbearance agreement through February 2, 2009. There can be no assurance, however, that the issuer will be successful in reaching agreement with the lenders regarding a new forbearance agreement or the terms of a restructuring agreement.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TOTAL RETURN BOND PORTFOLIO
Portfolio of Investments — October 31, 2008

Asset Backed Securities — 5.7%	Shares/ Principal Amount/Shares Subject to Put or Call**	Market Value (Note 1)

DIVERSIFIED FINANCIAL SERVICES — 5.7%
Access Group, Inc. Student Loan Backed Note Series 2008-1, Class A 4.84% due 10/27/25(1)(7)	$600,000	$538,907
Bank of America Credit Card Trust Series 2006-A9, Class A9 4.60% due 02/15/13(1)	800,000	731,148
Bear Stearns Commercial Mtg. Securities Series 1999-CLF1, Class A3 7.00% due 05/20/30(2)	447,168	440,998
Chase Issuance Trust Series 2008-A13, Class A13 4.32% due 09/15/15(1)	1,400,000	1,330,000
Ford Credit Auto Owner Trust Series 2008-C, Class A2B 5.46% due 01/15/11(1)	900,000	876,520
Ford Credit Auto Owner Trust Series 2008-B, Class A2 5.76% due 12/15/10(1)	900,000	881,337
Franklin Auto Trust Series 2008-A, Class A3 5.86% due 06/20/12(1)	900,000	842,809
GS Mtg. Securities Corp. II Series 2001-ROCK, Class A2 6.62% due 05/03/18*(2)	300,000	318,409
GSR Mtg. Loan Trust Series 2005-AR6, Class 2A1 4.54% due 09/25/35(2)	330,646	262,027
Residential Asset Securitization Trust Series 2003-A8, Class A2 3.61% due 10/25/18(1)(2)	572,484	531,210
SLM Student Loan Trust Series 2008-9, Class A 5.03% due 04/25/23(1)	2,600,000	2,372,906
SLM Student Loan Trust Series 2007-2, Class A2 3.54% due 07/25/17(1)	500,000	452,553
SLM Student Loan Trust Series 2008-7, Class A1 3.94% due 04/25/10(1)	388,151	377,356
South Carolina Student Loan Corp. Series 2008-1, Class A1 3.31% due 09/02/14(1)	479,116	469,384
WaMu Mtg. Pass Through Certs. Series 2005-AR13, Class A1A1 3.55% due 10/25/45(1)(2)	378,338	214,446

TOTAL ASSET BACKED SECURITIES (cost $11,330,906)		10,640,010

Convertible Bonds & Notes — 0.6%

INSURANCE-LIFE/HEALTH — 0.6%
Prudential Financial, Inc. Senior Notes 1.19% due 12/15/37(1)
TOTAL CONVERTIBLE BONDS & NOTES (cost $1,153,803)	1,200,000	1,087,560

Corporate Bonds & Notes — 20.4%

BANKS-COMMERCIAL — 1.0%
KeyBank NA Sub. Notes 7.41% due 10/15/27	650,000	468,606
UBS AG Stamford Branch Senior Notes 3.98% due 06/19/10(1)	900,000	899,295
Unicredito Italiano NY Notes 5.07% due 05/18/09(1)	500,000	499,938

		1,867,839

BANKS-SUPER REGIONAL — 1.4%
Bank of America Corp. Senior Notes 5.65% due 05/01/18	2,000,000	1,719,062
KeyCorp Senior Notes 6.50% due 05/14/13	1,000,000	880,419

		2,599,481

BEVERAGES-NON-ALCOHOLIC — 1.1%
PepsiCo, Inc. Senior Notes 7.90% due 11/01/18	2,000,000	2,110,024

COMPUTERS — 0.9%
Hewlett-Packard Co. Notes 2.88% due 06/15/10(1)	700,000	681,491
International Business Machines Corp. Senior Notes 4.10% due 07/28/11(1)	1,100,000	1,029,094

		1,710,585

DIVERSIFIED BANKING INSTITUTIONS — 1.4%
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	1,700,000	1,563,844
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	1,200,000	1,031,689

		2,595,533

ELECTRIC-INTEGRATED — 2.0%
Constellation Energy Group, Inc. Senior Notes 7.00% due 04/01/12	1,000,000	921,288
Dominion Resources, Inc. Senior Notes 3.87% due 06/17/10(1)	800,000	800,071
FPL Group Capital, Inc. Company Guar. Notes 3.70% due 06/17/11(1)	800,000	807,647
Southern Co. Senior Notes 3.51% due 08/20/10(1)	1,200,000	1,198,765

		3,727,771

FINANCE-COMMERCIAL — 0.4%
Caterpillar Financial Services Corp. Senior Notes 4.23% due 06/24/11(1)		900,000	761,792

FINANCE-CONSUMER LOANS — 0.7%
John Deere Capital Corp. Senior Notes 3.57% due 06/10/11(1)		1,300,000	1,224,526

FINANCE-CREDIT CARD — 1.4%
American Express Credit Corp. Senior Notes 5.88% due 05/02/13		3,100,000	2,591,398

FINANCE-INVESTMENT BANKER/BROKER — 6.1%
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18		700,000	627,957
Lehman Brothers Holdings, Inc. Senior Notes 6.88% due 05/02/18†(3)(4)(9)		1,000,000	130,000
Merrill Lynch & Co., Inc. Senior Notes 3.01% due 02/05/10(1)		900,000	815,951
Merrill Lynch & Co., Inc. Senior Notes 5.26% due 05/30/14(1)	EUR	200,000	211,734
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18		1,900,000	1,687,559
Morgan Stanley Senior Notes 6.00% due 04/28/15		1,800,000	1,462,587
Morgan Stanley Senior Notes 6.60% due 04/01/12		900,000	806,072
Morgan Stanley Senior Notes 6.63% due 04/01/18		1,000,000	831,976
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17		900,000	799,952
The Bear Stearns Cos., Inc. Notes 7.25% due 02/01/18		1,300,000	1,223,830
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18		1,000,000	828,393
The Goldman Sachs Group, Inc. Senior Notes 6.88% due 01/15/11		1,800,000	1,754,968

			11,180,979

INSURANCE-LIFE/HEALTH — 0.4%
Pricoa Global Funding I Notes 3.57% due 01/30/12*(1)		500,000	440,408
Pricoa Global Funding I Notes 3.97% due 09/27/13*(1)		400,000	329,268

			769,676

INTERNET CONNECTIVITY SERVICES — 0.0%
Rhythms Netconnections, Inc. Senior Notes 13.50% due 05/15/08†(3)(7)		1,700,000	0
Rhythms Netconnections, Inc. Senior Notes 14.00% due 02/15/10†(3)(7)		400,000	0

			0

MEDICAL-DRUGS — 0.5%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38		1,000,000	845,364

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.5%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15		1,000,000	820,724

METAL-ALUMINUM — 0.2%
Alcoa, Inc. Senior Notes 6.00% due 07/15/13		500,000	430,271

MISCELLANEOUS MANUFACTURING — 0.0%
Propex Fabrics, Inc. Company Guar. Notes 10.00% due 12/01/12(3)(4)		205,000	513

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.6%
Pemex Project Funding Master Trust Company Guar. Notes 9.13% due 10/13/10		1,130,000	1,130,000

SPECIAL PURPOSE ENTITIES — 0.5%
CA FM Lease Trust Senior Notes 8.50% due 07/15/17*(9)		156,389	180,327
Harley-Davidson Funding Corp. Senior Notes 6.80% due 06/15/18*		1,000,000	794,851

			975,178

TELEPHONE-INTEGRATED — 0.5%
AT&T Corp. Senior Notes 8.00% due 11/15/31		1,000,000	922,753

TOBACCO — 0.2%
Reynolds American, Inc. Company Guar. 7.25% due 06/01/13		500,000	437,519

TRANSPORT-SERVICES — 0.6%
Ryder System, Inc. Senior Notes 7.20% due 09/01/15		1,200,000	1,101,048

WEB HOSTING/DESIGN — 0.0%
Exodus Communications, Inc. Senior Notes 11.63% due 07/15/10†(3)(7)		485,000	0

TOTAL CORPORATE BONDS & NOTES (cost $42,868,956)			37,802,974

Foreign Corporate Bonds & Notes — 5.5%

BANKS-COMMERCIAL — 2.8%
ANZ National International, Ltd./New Zealand Company Guar. Notes 6.20% due 07/19/13*		1,000,000	902,537
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(1)(5)		1,100,000	694,474
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38		1,000,000	825,220

National Australia Bank Ltd. Senior Notes 5.35% due 06/12/13*	1,800,000	1,673,229
UBS AG Notes 5.75% due 04/25/18	1,300,000	1,010,711

		5,106,171

BANKS-MONEY CENTER — 0.7%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13	1,300,000	1,211,444

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Citigroup Funding, Inc. (Russian Treasury Bond Credit Linked) 7.34% due 02/24/10(7)(9)	465,000	338,641

OIL COMPANIES-INTEGRATED — 0.1%
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	400,000	285,811

PAPER & RELATED PRODUCTS — 0.4%
Pindo Deli Finance BV Company Guar. Bonds zero coupon due 04/28/27*(9)	1,743,170	122,022
Pindo Deli Finance BV Company Guar. Notes 5.43% due 04/28/15(1)(9)*	89,325	64,314
Pindo Deli Finance BV Company Guar. Notes 5.43% due 04/28/18(1)(9)*	432,197	151,269
Tjiwi Kimia Finance BV Company Guar. Notes zero coupon due 04/28/27(9)*	724,965	54,372
Tjiwi Kimia Finance BV Company Guar. Notes 5.43% due 04/28/15(1)	237,418	173,315
Tjiwi Kimia Finance BV Company Guar. Notes 5.53% due 04/28/18(1)(9)*	293,490	105,657

		670,949

SPECIAL PURPOSE ENTITIES — 0.6%
Pearson Dollar Finance Two PLC Company Guar. Notes 5.50% due 05/06/13*	1,100,000	1,020,470
TransCapitalInvest Ltd. for OJSC AK Transneft Notes 8.70% due 08/07/18*	300,000	177,000

		1,197,470

SPECIFIED PURPOSE ACQUISITIONS — 0.0%
Murrin Murrin Holdings Property, Ltd. Bonds 9.38% due 08/31/30†(7)	600,000	60

TELEPHONE-INTEGRATED — 0.7%
British Telecommunications PLC Senior Notes 5.95% due 01/15/18	1,700,000	1,346,318

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $12,166,958)		10,156,864

Foreign Government Agencies — 0.2%

SOVEREIGN — 0.2%
Republic of Bulgaria Bonds 8.25% due 01/15/15	310,000	287,339
Russian Federation Bonds 7.50% due 03/31/30*(6)	384	327

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $352,022)		287,666

Municipal Bonds & Notes — 1.1%

U.S. MUNICIPAL BONDS & NOTES — 1.1%
Chicago Transit Authority Series A 6.90% due 12/01/40	800,000	723,216
Chicago Transit Authority Series B 6.90% due 12/01/40	900,000	813,618
Ohio Housing Finance Agency Series F 6.04% due 09/01/17	490,000	463,809

TOTAL U.S. MUNICIPAL BONDS & NOTES (cost $2,189,761)		2,000,643

U.S. Government Agencies — 85.0%

FEDERAL HOME LOAN MTG. CORP. — 3.0%
5.00% due 02/01/36	4,167,578	3,951,993
Federal Home Loan Mtg. Corp. REMIC Series T-62, Class 1A1 3.86% due 10/25/44(1)(2)	220,170	213,158
Series T-61, Class 1A1 4.06% due 07/25/44(1)(2)	198,359	180,830
Series 3346, Class FA 4.82% due 02/15/19(1)(2)	1,344,416	1,306,227

		5,652,208

FEDERAL NATIONAL MTG. ASSOC. — 59.8%
4.50% due 02/01/38	997,315	905,916
4.50% due November TBA	9,000,000	8,173,125
5.00% due 09/01/35	561,180	533,203
5.00% due 02/01/38	445,955	422,652
5.00% due 02/01/38	1,995,573	1,891,096
5.00% due 02/01/38	994,406	942,345
5.00% due 02/01/38	799,940	758,060
5.00% due 04/01/38	3,973,718	3,765,677
5.00% due November TBA	28,000,000	26,521,264
5.00% due December TBA	8,000,000	7,567,504
5.09% due 06/01/35	681,288	684,721
5.50% due 10/01/38	9,896,875	9,675,741
5.50% due 10/01/38	7,320,232	7,149,808
5.50% due 10/01/38	4,376,933	4,275,032
5.50% due 10/01/38	4,209,691	4,111,684
5.50% due November TBA	3,000,000	2,930,625
5.50% due January TBA	26,000,000	25,317,500
6.00% due January TBA	5,000,000	4,981,250

		110,607,203

GOVERNMENT NATIONAL MTG. ASSOC. — 21.0%
5.00% due 07/15/38	45,955	45,697
5.00% due November TBA	4,000,000	3,816,248
6.00% due November TBA	20,000,000	20,000,000
6.00% due December TBA	12,000,000	11,977,500
6.50% due November TBA	3,000,000	3,031,875

		38,871,320

SOVEREIGN AGENCY— 1.2%
Overseas Private Investment Corp. Bonds 4.00% due 09/20/13		2,192,079	2,190,913

TOTAL U.S. GOVERNMENT AGENCIES (cost $159,303,086)			157,321,644

U.S. Government Treasuries — 6.2%

UNITED STATES TREASURY BONDS — 0.4%
2.38% due 01/15/25		813,701	704,741

UNITED STATES TREASURY NOTES — 5.8%
3.13% due 04/30/13		7,700,000	7,893,101
3.38% due 06/30/13		400,000	411,969
3.38% due 07/31/13		500,000	514,687
3.88% due 05/15/18		2,000,000	2,010,000

			10,829,757

TOTAL U.S. GOVERNMENT TREASURIES (cost $11,634,064)			11,534,498

Common Stock — 0.0%

COMMUNICATIONS SOFTWARE — 0.0%
Ventelo GmbH†(7)		11,286	0

ELECTRIC-INTEGRATED — 0.0%
PNM Resources, Inc.		63	614

TELECOM EQUIPMENT-FIBER OPTICS — 0.0%
Viatel Holding Bermuda Ltd.		2	40

TELEPHONE-INTEGRATED — 0.0%
XO Holdings, Inc.(9)		682	115

TOTAL COMMON STOCK (cost $418,866)			769

Membership Interest Certificates — 0.0%

ELECTRIC-INTEGRATED — 0.0%
SW Acquisition†(7)

TOTAL MEMBERSHIP INTEREST CERTIFICATES (cost $0)		1	6

Warrants† — 0.1%

BANKS-COMMERCIAL — 0.1%
Central Bank of Nigeria Expires 11/15/20 (strike price $250.00)(7)		750	163,500

TELEPHONE-INTEGRATED — 0.0%
XO Holdings, Inc., Series A Expires 01/16/10 (strike price $6.25)(9)		1,369	19
XO Holdings, Inc., Series B Expires 01/16/10 (strike price $7.50)(9)		1,027	12
XO Holdings, Inc., Series C Expires 01/16/10 (strike price $10.00)(9)		1,027	10

			41

TOTAL WARRANTS (cost $0)			163,541

Options — Purchased — 0.2%

Options Purchased(10) (cost $211,049)		121,000	280,248

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $241,678,176)			231,370,218

Short-Term Investment Securities — 30.6%

COMMERCIAL PAPER — 4.5%
Bank of America Corp. 3.17% due 02/12/09		1,700,000	1,683,661
Citigroup Funding, Inc. 3.60% due 01/22/09		1,600,000	1,588,089
Morgan Stanley 3.80% due 01/22/09		1,800,000	1,774,025
Wells Fargo Bank NA 2.70% due 11/25/08		3,300,000	3,299,736

			8,345,511

U.S. GOVERNMENT AGENCIES — 1.8%
Federal Home Loan Mtg. Corp. 2.50% due 11/24/08		3,400,000	3,394,569

U.S. GOVERNMENT TREASURIES — 24.3%
0.10% due 11/28/08		500,000	499,962
0.15% due 11/28/08		12,500,000	12,498,594
0.30% due 12/26/08		1,000,000	999,542
0.55% due 11/28/08		5,100,000	5,097,896
0.80% due 11/28/08		25,800,000	25,784,530

			44,880,524

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $56,630,711)	.		56,620,604

Repurchase Agreements — 10.7%
Agreement with Merrill Lynch, bearing interest at 0.15%, dated 10/31/08, to be repurchased 11/03/08 in the amount of $4,900,061 and collateralized by United States Treasury Notes, bearing interest at 1.75% due 01/19/10 and having an approximate value of $4,838,046		4,900,000	4,900,000
Agreement with JP Morgan bearing interest at 0.10%, dated 10/31/08, to be repurchased 11/03/08 in the amount of $14,900,124 and collateralized by United States Treasury Notes, bearing interest at 1.75% due 01/15/09 and having an approximate value of $15,198,000		14,900,000	14,900,000

TOTAL REPURCHASE AGREEMENTS (cost $19,800,000)			19,800,000

TOTAL INVESTMENTS (cost $318,060,182)(8)		166.2%	$307,697,025
Liabilities in excess of other assets		(66.2)	(122,600,479)

NET ASSETS		100.0%	$185,096,546

Bonds & Notes Sold Short — (17.3)%

FEDERAL NATIONAL MTG. ASSOC. — (15.0)%
5.00% due November TBA		(2,500,000)	$(2,367,970)
5.50% due November TBA		(26,000,000)	(25,398,750)

			(27,766,720)

U.S. GOVERNMENT TREASURIES — (2.3)%
3.88% due 05/18/18		(2,000,000)	(2,010,000)
4.00% due 08/15/18		(2,200,000)	(2,202,922)

			(4,212,922)

TOTAL BONDS & NOTES SOLD SHORT (proceeds $(31,198,858))			$(31,979,642)

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2008, the aggregate value of these securities was $7,028,934 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	In United States Dollars unless otherwise indicated.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2008.

(2)	Collateralized Mortgage Obligation

(3)	Bond in default

(4)	Company has filed for Chapter 11 bankruptcy protection.

(5)	Perpetual maturity — maturity date reflects the next call date.

(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(7)	Fair valued security; see Note 1

(8)	See Note 4 for cost of investments on a tax basis.

(9)	Illiquid security. At October 31, 2008, the aggregate value of these securities was $1,146,758 representing 0.6% of net assets.

(10)	Options — Purchased

					Market
					Value at	Unrealized
		Strike	Number of		October 31,	Appreciation
Issue	Contract Month	Price	Contracts	Cost	2008	(Depreciation)

Federal National Mtg. Assoc. 5.00% due December 2038	Nov-08	$96.41	10,000	$17,031	$27,060	$10,029

Federal National Mtg. Assoc. 5.00% due March 2039	Feb-09	94.06	50,000	121,875	136,750	14,875

Federal National Mtg. Assoc. 5.00% due March 2039	Feb-09	93.59	10,000	23,438	22,643	(795)

Option to purchase an interest rate swap with Barclay’s Bank for the obligation to receive a fixed rate of 4.25% versus the three month USD-LIBOR-BBA, maturing on November 24, 2011	Nov-09	4.25	51,000	48,705	93,795	45,090

				$211,049	$280,248	$69,199

REMIC	—	Real Estate Mortgage Investment Conduit

TBA	—	Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Open Call Option Contracts Written at October 31, 2008 were as follows:

					Market
					Value at	Unrealized
		Strike	Number of	Premiums	October 31,	Appreciation
Issue	Contract Month	Price	Contracts	Received	2008	(Depreciation)

Option to enter an interest rate swap with Barclays Bank for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing on November 24, 2016	Dec-08	$4.80	17,000	$45,390	$66,087	$(20,697)

U.S. Treasury Long Bond Futures	Dec-08	118.00	14	10,903	6,125	4,778

			17,014	$56,293	$72,212	$(15,919)

Open Put Option Contracts Written at October 31, 2008 were as follows:

					Market
					Value at	Unrealized
		Strike	Number of	Premiums	October 31,	Appreciation
Issue	Contract Month	Price	Contracts	Received	2008	(Depreciation)

Euro Dollar Futures	Dec-08	$97.00	30	$9,281	$3,375	$5,906

Open Futures Contracts

					Unrealized
			Value at	Value as of	Appreciation
Number of Contracts	Description	Expiration Date	Trade Date	October 31, 2008	(Depreciation)

54 Long	3 Month Euro Dollar EURIBOR Interest Rate Futures	December 2008	$16,268,733	$16,491,276	$222,543
106 Long	90 Day Euro Dollar Futures	December 2008	25,722,876	25,905,075	182,199
10 Long	Euro-Bobl Futures	December 2008	1,378,941	1,423,006	44,065
2 Short	Long Gilt Futures	December 2008	360,938	359,634	1,304
50 Long	U.S. Treasury 10 Year Notes	December 2008	5,807,898	5,653,906	(153,992)
8 Short	U.S. Treasury 5 Year Notes	December 2008	893,043	906,063	(13,020)
16 Long	90 Day Euro Dollar Futures	June 2009	3,885,000	3,903,200	18,200
27 Long	90 Day Euro Dollar Futures	September 2009	6,528,263	6,573,488	45,225
36 Long	90 Day Sterling Futures	September 2009	6,909,786	7,032,390	122,604
33 Long	3 Month Euro Dollar EURIBOR Interest Rate Futures	December 2009	10,008,672	10,135,540	126,868
46 Long	90 Day Euro Dollar Futures	December 2009	11,098,832	11,173,400	74,568
88 Long	90 Day Sterling Futures	December 2009	16,798,958	17,025,885	226,927
82 Long	90 Day Sterling Futures	December 2009	15,710,004	15,975,163	265,159
12 Long	3 Month Euro Dollar EURIBOR Interest Rate Futures	March 2010	3,645,327	3,681,847	36,520
202 Long	90 Day Euro Dollar Futures	March 2010	48,674,140	49,015,300	341,160

					$1,540,330

Open Forward Foreign Currency Contracts

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Appreciation

GBP	131,000	USD	228,416	11/5/2008	$17,604
* MYR	832,540	USD	235,819	11/12/2008	139
* USD	1,658,820	JPY	166,133,000	11/5/2008	28,044

					$45,787

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Depreciation

* CNY	5,872,705	USD	856,106	9/8/2009	$(3,017)
* JPY	132,072,000	USD	1,330,775	11/5/2008	(9,969)
* USD	3,536,502	CNY	23,513,290	9/8/2009	(142,480)
USD	79,935	GBP	44,000	11/3/2008	(9,123)
USD	71,799	GBP	44,000	12/9/2008	(1,137)
* USD	283,899	MYR	920,062	11/12/2008	(23,443)
USD	125,865	MYR	444,495	2/12/2009	(530)
USD	110,000	MYR	387,890	4/14/2009	(383)
USD	539,000	RUB	13,006,070	5/6/2009	(119,300)

					(309,382)

Net Unrealized Appreciation (Depreciation)					$(263,595)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.
CNY — China Yuan Renminbi
GBP — British Pound
JPY — Japanese Yen
MYR — Malaysian Ringgit
USD — United States Dollar
Interest Rate Swap Contracts @

				Rates Exchanged
						Upfront payments
		Notional Amount	Termination	Payments received	Payments made by	made (received) by	Gross Unrealized
Swap Counterparty		(000’s)	Date	by the Portfolio	the Portfolio	the Portfolio	Appreciation

Bank of America NA	USD	14,500	12/17/13	4.000%	3 month LIBOR	$(52,218)	$113,370
	USD	1,900	12/17/23	3 month LIBOR	5.000%	(104,576)	6,878
	USD	6,600	12/17/38	3 month LIBOR	5.000%	(565,833)	2,951
Barclays Bank PLC	EUR	700	03/18/10	5.000%	6 month EURIBOR	(3,433)	19,514
	EUR	300	12/17/10	5.500%	6 month EURIBOR	1,341	14,037
	GBP	22,000	12/19/09	5.000%	6 month LIBOR	(218,506)	658,671
Morgan Stanley Capital Services, Inc.	EUR	1,200	12/17/10	5.500%	6 month EURIBOR	1,871	59,642
	USD	2,000	06/17/10	4.000%	3 month LIBOR	(3,160)	27,613
Royal Bank of Scotland PLC	USD	12,700	12/17/13	4.000%	3 month LIBOR	(12,998)	66,559
	USD	1,100	12/17/23	3 month LIBOR	5.000%	(61,215)	4,653

							$973,888

				Rates Exchanged
						Upfront payments
		Notional Amount	Termination	Payments received	Payments made by	made (received) by	Gross Unrealized
Swap Counterparty		(000’s)	Date	by the Portfolio	the Portfolio	the Portfolio	Depreciation

Bank of America NA	USD	1,600	12/07/18	3 month LIBOR	5.000%	$(51,690)	$(15,423)
	USD	800	12/17/28	3 month LIBOR	5.000%	(34,624)	(19,517)
Barclays Bank PLC	EUR	100	09/17/18	6 month EURIBOR	5.000%	374	(5,201)
	GBP	1,100	06/15/37	6 month LIBOR	4.000%	(4,504)	(54,653)
	USD	1,100	12/17/23	3 month LIBOR	5.000%	17,215	(73,777)
	USD	600	12/17/38	3 month LIBOR	5.000%	(39,243)	(11,928)
Morgan Stanley Capital Services, Inc.	GBP	800	06/15/37	6 month LIBOR	4.000%	(4,361)	(38,662)
Royal Bank of Scotland PLC	USD	2,000	12/17/28	3 month LIBOR	5.000%	(35,796)	(99,553)
	USD	2,400	12/17/38	3 month LIBOR	5.000%	(62,920)	(141,764)

							$(460,478)

Total						$(1,234,276)	$513,410

Credit Default Swaps — Buy Protection (1)

					Unrealized
	Fixed Deal	Expiration		Notional	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	Amount(2)	(Depreciation)

Alcoa, Inc.	(1.200)%	9/20/2013	Barclays Bank PLC	$500,000	$60,512
6.000% due 07/15/2013

AmerisourceBergen Corp.	(0.780)%	9/20/2015	Bank of America NA	1,000,000	59,674
5.875% due 09/15/2015

Bear Stearns Co., Inc.	(1.090)%	3/20/2018	Morgan Stanley Capital Services, Inc.	1,300,000	10,415
7.250% due 02/02/2018

British Telecom PLC	(1.460)%	3/20/2018	Morgan Stanley Capital Services, Inc.	1,600,000	66,808
5.950% due 01/15/2018

Constellation Energy Group	(1.360)%	6/20/2012	Bank of America NA	1,000,000	45,342
7.000% due 04/01/2012

Pearson Dollar Finance Two PLC	(0.610)%	6/20/2013	Barclays Bank PLC	1,100,000	9,134
5.500% due 05/06/2013

Raytheon Co.	(0.480)%	9/20/2013	Barclays Bank PLC	2,400,000	2,782
7.200% due 08/15/2027

Reynolds American, Inc.	(1.200)%	6/20/2013	Barclays Bank PLC	500,000	16,738
7.250% due 06/01/2013

Ryder System, Inc.	(1.730)%	9/20/2015	Bank of America NA	1,200,000	10,885
7.200% due 09/01/2015

CDX North American Investment	(1.500)%	6/20/2018	Morgan Stanley Capital Services, Inc.	1,756,800	69,122

Grade Index
Total					$351,412

@	Illiquid security

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
EURIBOR — Euro Interbank Offered Rate
LIBOR — London Interbank Offered Rate
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BALANCED PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 59.5%	Shares/ Principal Amount/ Shares Subject to Put or Call	Market Value (Note 1)

ADVERTISING AGENCIES — 0.1%
Omnicom Group, Inc.	3,610	$106,639

AEROSPACE/DEFENSE — 1.0%
Boeing Co.	4,770	249,328
General Dynamics Corp.	7,150	431,288
Lockheed Martin Corp.	5,190	441,410
Northrop Grumman Corp.	2,070	97,062

		1,219,088

AEROSPACE/DEFENSE-EQUIPMENT — 0.6%
United Technologies Corp.	14,590	801,866

AGRICULTURAL CHEMICALS — 0.5%
CF Industries Holdings, Inc.	450	28,886
Monsanto Co.	2,930	260,711
Terra Industries, Inc.	1,550	34,084
The Mosaic Co.	8,200	323,162

		646,843

AIRLINES — 0.3%
Southwest Airlines Co.	29,400	346,332

APPAREL MANUFACTURERS — 0.1%
VF Corp.	2,400	132,240

APPLICATIONS SOFTWARE — 0.8%
Microsoft Corp.	43,860	979,394

ATHLETIC FOOTWEAR — 0.1%
NIKE, Inc., Class B	2,650	152,719

AUTO-HEAVY DUTY TRUCKS — 0.2%
PACCAR, Inc.	8,700	254,388

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.4%
Johnson Controls, Inc.	31,700	562,041

BANKS-COMMERCIAL — 0.3%
Bank of Hawaii Corp.	2,100	106,491
BB&T Corp.	4,600	164,910
TCF Financial Corp.	5,600	99,344
Zions Bancorp	600	22,866

		393,611

BANKS-FIDUCIARY — 0.8%
Northern Trust Corp.	5,100	287,181
State Street Corp.	9,640	417,894
The Bank of New York Mellon Corp.	7,850	255,910

		960,985

BANKS-SUPER REGIONAL — 1.4%
Capital One Financial Corp.	4,050	158,436
Comerica, Inc.	2,100	57,939
Fifth Third Bancorp	1,000	10,850
KeyCorp.	6,700	81,941
SunTrust Banks, Inc.	1,630	65,428
US Bancorp	18,995	566,241
Wells Fargo & Co.	25,640	873,042

		1,813,877

BEVERAGES-NON-ALCOHOLIC — 1.1%
Coca-Cola Enterprises, Inc.	1,700	17,085
Pepsi Bottling Group, Inc.	4,150	95,948
PepsiCo, Inc.	8,700	495,987
The Coca-Cola Co.	16,880	743,733

		1,352,753

BREWERY — 0.1%
Anheuser-Busch Cos., Inc.	2,600	161,278

BUILDING-RESIDENTIAL/COMMERCIAL — 0.0%
D.R. Horton, Inc.	3,000	22,140
KB Home	1,400	23,366

		45,506

CABLE TV — 0.2%
DISH Network Corp., Class A†	18,250	287,255

CASINO SERVICES — 0.2%
International Game Technology	20,000	280,000

CHEMICALS-DIVERSIFIED — 0.3%
Celanese Corp., Class A	3,250	45,045
FMC Corp.	3,050	132,797
Olin Corp.	5,000	90,800
PPG Industries, Inc.	1,200	59,496

		328,138

COAL — 0.0%
Walter Industries, Inc.	1,600	62,000

COMMERCIAL SERVICES-FINANCE — 0.2%
Paychex, Inc.	3,150	89,901
The Western Union Co.	11,300	172,438

		262,339

COMPUTERS — 2.7%
Apple, Inc.†	3,897	419,279
Hewlett-Packard Co.	43,440	1,662,883
International Business Machines Corp.	14,730	1,369,448

		3,451,610

COMPUTERS-INTEGRATED SYSTEMS — 0.1%
Brocade Communications Systems, Inc.†	19,400	73,138

COMPUTERS-MEMORY DEVICES — 0.2%
NetApp, Inc.†	7,490	101,340
SanDisk Corp.†	3,600	32,004
Western Digital Corp.†	5,050	83,325

		216,669

COMPUTERS-PERIPHERY EQUIPMENT — 0.1%
Lexmark International, Inc., Class A†	3,900	100,737

CONSULTING SERVICES — 0.5%
Accenture Ltd., Class A	14,550	480,877
Watson Wyatt Worldwide, Inc., Class A	2,700	114,669

		595,546

CONSUMER PRODUCTS-MISC. — 0.2%
Kimberly-Clark Corp.	3,500	214,515

CONTAINERS-METAL/GLASS — 0.1%
Crown Holdings, Inc.†	4,800	96,864
Greif, Inc., Class A	2,300	93,334

		190,198

CONTAINERS-PAPER/PLASTIC — 0.1%
Sonoco Products Co.	4,200	105,756

COSMETICS & TOILETRIES — 1.6%
Procter & Gamble Co.	30,960	1,998,158
The Estee Lauder Cos., Inc., Class A	1,600	57,664

		2,055,822

CRUISE LINES — 0.1%
Carnival Corp.	4,700	119,380
Royal Caribbean Cruises, Ltd.	2,900	39,324

		158,704

DATA PROCESSING/MANAGEMENT — 0.1%
Broadridge Financial Solutions, Inc.	7,350	88,935

DISPOSABLE MEDICAL PRODUCTS — 0.0%
C.R. Bard, Inc.	400	35,300

DISTRIBUTION/WHOLESALE — 0.1%
Owens & Minor, Inc.	2,700	116,829

DIVERSIFIED BANKING INSTITUTIONS — 2.2%
Bank of America Corp.	61,380	1,483,555
Citigroup, Inc.	39,150	534,398
The Goldman Sachs Group, Inc.	8,907	823,897

		2,841,850

DIVERSIFIED MANUFACTURING OPERATIONS — 1.2%
Acuity Brands, Inc.	2,900	101,384
Danaher Corp.	3,820	226,297
General Electric Co.	36,730	716,602
Honeywell International, Inc.	9,800	298,410
Leggett & Platt, Inc.	5,400	93,744
Textron, Inc.	5,300	93,810

		1,530,247

E-COMMERCE/PRODUCTS — 0.1%
Amazon.com, Inc.†	1,900	108,756

ELECTRIC-INTEGRATED — 2.1%
American Electric Power Co., Inc.	21,530	702,524
CMS Energy Corp.	14,220	145,755
Dominion Resources, Inc.	12,200	442,616
DPL, Inc.	3,100	70,711
Edison International	15,650	556,984
Exelon Corp.	7,400	401,376
FirstEnergy Corp.	3,040	158,566
FPL Group, Inc.	1,730	81,725
NV Energy, Inc.	8,740	72,455
TECO Energy, Inc.	5,350	61,739

		2,694,451

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.6%
Altera Corp.	4,250	73,737
Amkor Technology, Inc.†	9,000	36,540
Broadcom Corp., Class A†	5,850	99,918
Intel Corp.	7,800	124,800
MEMC Electronic Materials, Inc.†	4,020	73,888
National Semiconductor Corp.	4,350	57,290
ON Semiconductor Corp.†	10,800	55,188
QLogic Corp.†	9,950	119,599
Xilinx, Inc.	8,810	162,280

		803,240

ELECTRONICS-MILITARY — 0.3%
L-3 Communications Holdings, Inc.	4,500	365,265

ENGINEERING/R&D SERVICES — 0.1%
Fluor Corp.	1,300	51,909
The Shaw Group, Inc.†	5,800	103,762

		155,671

ENGINES-INTERNAL COMBUSTION — 0.1%
Cummins, Inc.	3,660	94,611

ENTERPRISE SOFTWARE/SERVICE — 1.1%
BMC Software, Inc.†	4,770	123,161
CA, Inc.	18,850	335,530
Oracle Corp.†	47,420	867,312
Sybase, Inc.†	4,159	110,754

		1,436,757

FINANCE-CREDIT CARD — 0.2%
American Express Co.	4,900	134,750
Discover Financial Services	6,235	76,379

		211,129

FINANCE-INVESTMENT BANKER/BROKER — 0.8%
Greenhill & Co., Inc.	1,000	65,970
Investment Technology Group, Inc.†	3,050	62,250
Merrill Lynch & Co., Inc.	9,100	169,169
Morgan Stanley	35,500	620,185
TD Ameritrade Holding Corp.†	7,930	105,390

		1,022,964

FINANCE-OTHER SERVICES — 0.2%
CME Group, Inc.	210	59,251
NYSE Euronext	5,400	162,972
The NASDAQ OMX Group, Inc.†	2,750	89,265

		311,488

FOOD-MISC. — 0.7%
General Mills, Inc.	1,760	119,222
H.J. Heinz Co.	9,650	422,863
Kellogg Co.	800	40,336
Kraft Foods, Inc., Class A	11,310	329,574

		911,995

FOOD-RETAIL — 0.3%
Safeway, Inc.	20,440	434,759

FOOD-WHOLESALE/DISTRIBUTION — 0.5%
Sysco Corp.	22,082	578,548

GAS-DISTRIBUTION — 0.1%
Energen Corp.	2,670	89,632

HEALTH CARE COST CONTAINMENT — 0.1%
McKesson Corp.	2,800	103,012

HOTEL/MOTELS — 0.0%
Wyndham Worldwide Corp.	3,000	24,570

HUMAN RESOURCES — 0.1%
Hewitt Associates, Inc., Class A†	3,600	100,404

INDEPENDENT POWER PRODUCERS — 0.0%
Mirant Corp.†	248	4,345

INDUSTRIAL GASES — 0.7%
Airgas, Inc.	2,450	93,982
Praxair, Inc.	11,282	735,022

		829,004

INSTRUMENTS-CONTROLS — 0.1%
Woodward Governor Co.	3,150	101,115

INSTRUMENTS-SCIENTIFIC — 0.2%
Thermo Fisher Scientific, Inc.†	5,950	241,570

INSURANCE BROKERS — 0.0%
AON Corp.	1,000	42,300

INSURANCE-LIFE/HEALTH — 0.1%
AFLAC, Inc.	1,990	88,117
Principal Financial Group, Inc.	1,220	23,168
Prudential Financial, Inc.	2,750	82,500

		193,785

INSURANCE-MULTI-LINE — 0.8%
ACE, Ltd.	10,270	589,087
Assurant, Inc.	1,850	47,138
Genworth Financial, Inc., Class A	1,900	9,196
Hartford Financial Services Group, Inc.	1,440	14,861
MetLife, Inc.	6,630	220,249
XL Capital, Ltd., Class A	17,300	167,810

		1,048,341

INSURANCE-PROPERTY/CASUALTY — 0.6%
Chubb Corp.	5,980	309,884
The Travelers Cos., Inc.	11,050	470,177

		780,061

INSURANCE-REINSURANCE — 0.4%
Aspen Insurance Holdings, Ltd.	3,400	78,064
Axis Capital Holdings, Ltd.	1,500	42,720
Everest Re Group, Ltd.	300	22,410
RenaissanceRe Holdings, Ltd.	7,049	323,549

		466,743

INTERNET SECURITY — 0.2%
Symantec Corp.†	24,650	310,097

INTIMATE APPAREL — 0.1%
The Warnaco Group, Inc.†	2,800	83,468

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.0%
Ameriprise Financial, Inc.	2,030	43,848

MACHINERY-CONSTRUCTION & MINING — 0.2%
Caterpillar, Inc.	7,460	284,748

MACHINERY-FARMING — 0.1%
AGCO Corp.†	2,750	86,680

MACHINERY-GENERAL INDUSTRIAL — 0.1%
Gardner Denver, Inc.†	3,100	79,422

MEDICAL INFORMATION SYSTEMS — 0.1%
IMS Health, Inc.	6,300	90,342

MEDICAL INSTRUMENTS — 0.1%
Medtronic, Inc.	4,310	173,822

MEDICAL PRODUCTS — 1.0%
Baxter International, Inc.	3,950	238,936
Covidien, Ltd.	2,100	93,009
Johnson & Johnson	13,950	855,693
Zimmer Holdings, Inc.†	1,870	86,824

		1,274,462

MEDICAL-BIOMEDICAL/GENE — 1.5%
Amgen, Inc.†	16,175	968,721
Celgene Corp.†	5,940	381,704
Gilead Sciences, Inc.†	9,030	414,026
Invitrogen Corp.†	3,600	103,644

		1,868,095

MEDICAL-DRUGS — 3.4%
Abbott Laboratories	15,292	843,354
Bristol-Myers Squibb Co.	24,200	497,310
Eli Lilly & Co.	14,600	493,772
Merck & Co., Inc.	35,210	1,089,750
Pfizer, Inc.	46,030	815,191
Schering-Plough Corp.	36,270	525,552

		4,264,929

MEDICAL-GENERIC DRUGS — 0.1%
Watson Pharmaceuticals, Inc.†	4,900	128,233

MEDICAL-HMO — 0.7%
Aetna, Inc.	18,790	467,308
AMERIGROUP Corp.†	4,300	107,500
CIGNA Corp.	4,150	67,645
UnitedHealth Group, Inc.	2,200	52,206
WellPoint, Inc.†	4,890	190,074

		884,733

MEDICAL-HOSPITALS — 0.1%
Community Health Systems, Inc.†	4,500	92,250

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.2%
Cardinal Health, Inc.	7,930	302,926

METAL-ALUMINUM — 0.0%
Alcoa, Inc.	3,200	36,832

METAL-DIVERSIFIED — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	1,720	50,052

MULTIMEDIA — 1.7%
News Corp., Class A	44,530	473,799
The Walt Disney Co.	40,770	1,055,943
Time Warner, Inc.	57,620	581,386

		2,111,128

NETWORKING PRODUCTS — 1.0%
Atheros Communications, Inc.†	4,050	72,779
Cisco Systems, Inc.†	65,530	1,164,468

		1,237,247

OFFICE AUTOMATION & EQUIPMENT — 0.1%
Pitney Bowes, Inc.	4,050	100,359

OFFICE FURNISHINGS-ORIGINAL — 0.1%
Herman Miller, Inc.	5,100	112,200

OIL & GAS DRILLING — 0.5%
ENSCO International, Inc.	1,850	70,318
Nabors Industries, Ltd.†	3,100	44,578
Transocean, Inc.†	7,000	576,310

		691,206

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.8%
Anadarko Petroleum Corp.	2,100	74,130
Apache Corp.	2,820	232,171
Concho Resources, Inc.†	2,200	46,750
Devon Energy Corp.	1,300	105,118
Encore Acquisition Co.†	2,000	62,300
EOG Resources, Inc.	2,000	161,840
Occidental Petroleum Corp.	25,110	1,394,609
XTO Energy, Inc.	4,765	171,302

		2,248,220

OIL COMPANIES-INTEGRATED — 4.2%
Chevron Corp.	8,650	645,290
ConocoPhillips	12,810	666,376
Exxon Mobil Corp.	50,500	3,743,060
Hess Corp.	2,100	126,441
Marathon Oil Corp.	4,320	125,712

		5,306,879

OIL FIELD MACHINERY & EQUIPMENT — 0.3%
National-Oilwell Varco, Inc.†	14,350	428,921

OIL-FIELD SERVICES — 0.7%
Baker Hughes, Inc.	2,400	83,880
BJ Services Co.	9,000	115,650
Halliburton Co.	2,300	45,517
Key Energy Services, Inc.†	11,750	72,850
Schlumberger, Ltd.	8,260	426,629
Smith International, Inc.	1,000	34,480
Weatherford International, Ltd.†	3,200	54,016

		833,022

PHARMACY SERVICES — 0.5%
Express Scripts, Inc.†	7,050	427,300
Medco Health Solutions, Inc.†	1,900	72,105
Omnicare, Inc.	4,750	130,958

		630,363

QUARRYING — 0.1%
Compass Minerals International, Inc.	2,200	120,846

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Annaly Capital Management, Inc.	8,500	118,150
Apartment Investment & Management Co., Class A	2,089	30,562
Boston Properties, Inc.	1,550	109,864
ProLogis	5,360	75,040

		333,616

RETAIL-APPAREL/SHOE — 0.3%
Abercrombie & Fitch Co., Class A	477	13,814
Aeropostale, Inc.†	4,200	101,682
Ross Stores, Inc.	3,950	129,125
The Gap, Inc.	14,750	190,865

		435,486

RETAIL-AUTO PARTS — 0.3%
Advance Auto Parts, Inc.	7,280	227,136
AutoZone, Inc.†	1,000	127,290

		354,426

RETAIL-BUILDING PRODUCTS — 0.1%
Home Depot, Inc.	3,800	89,642

RETAIL-COMPUTER EQUIPMENT — 0.1%
GameStop Corp., Class A†	3,350	91,757

RETAIL-DISCOUNT — 1.1%
Big Lots, Inc.†	4,450	108,714
BJ’s Wholesale Club, Inc.†	3,451	121,475
Wal-Mart Stores, Inc.	22,010	1,228,378

		1,458,567

RETAIL-DRUG STORE — 0.3%
CVS Caremark Corp.	12,640	387,416

RETAIL-MAJOR DEPARTMENT STORES — 0.2%
TJX Cos., Inc.	8,200	219,432

RETAIL-OFFICE SUPPLIES — 0.4%
Staples, Inc.	26,697	518,723

RETAIL-REGIONAL DEPARTMENT STORES — 0.1%
Kohl’s Corp.†	4,200	147,546

RETAIL-RESTAURANTS — 0.5%
McDonald’s Corp.	10,920	632,596
Yum! Brands, Inc.	2,100	60,921

		693,517

SAVINGS & LOANS/THRIFTS — 0.5%
Capitol Federal Financial	1,524	70,881
Hudson City Bancorp, Inc.	27,550	518,216

		589,097

SCHOOLS — 0.3%
Apollo Group, Inc., Class A†	2,950	205,054
ITT Educational Services, Inc.†	1,330	116,575

		321,629

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.1%
Integrated Device Technology, Inc.†	8,800	55,968
Linear Technology Corp.	1,800	40,824
Marvell Technology Group, Ltd.†	6,700	46,632

		143,424

SEMICONDUCTOR EQUIPMENT — 0.4%
KLA-Tencor Corp.	7,670	178,327
Lam Research Corp.†	7,900	176,644
Novellus Systems, Inc.†	7,400	116,920

		471,891

SOAP & CLEANING PREPARATION — 0.1%
Church & Dwight Co., Inc.	1,150	67,954

STEEL-PRODUCERS — 0.2%
Nucor Corp.	1,300	52,663
United States Steel Corp.	4,030	148,626

		201,289

TELECOM EQUIPMENT-FIBER OPTICS — 0.4%
Corning, Inc.	44,580	482,801

TELECOM SERVICES — 0.1%
Embarq Corp.	2,980	89,400

TELECOMMUNICATION EQUIPMENT — 0.1%
CommScope, Inc.†	3,050	44,866
Harris Corp.	2,650	95,267

		140,133

TELEPHONE-INTEGRATED — 1.7%
AT&T, Inc.	22,831	611,186
CenturyTel, Inc.	3,090	77,590
Sprint Nextel Corp.	6,900	21,597
Verizon Communications, Inc.	46,320	1,374,314
Windstream Corp.	12,900	96,879

		2,181,566

THERAPEUTICS — 0.1%
Isis Pharmaceuticals, Inc.†	7,550	106,153

TOBACCO — 1.6%
Altria Group, Inc.	26,340	505,465
Lorillard, Inc.	7,026	462,732
Philip Morris International, Inc.	23,600	1,025,892
Reynolds American, Inc.	1,740	85,190

		2,079,279

TOOLS-HAND HELD — 0.1%
Snap-on, Inc.	2,700	99,765

TOYS — 0.1%
Hasbro, Inc.	3,550	103,199

TRANSPORT-RAIL — 1.3%
CSX Corp.	6,050	276,606
Norfolk Southern Corp.	22,190	1,330,069

		1,606,675

VITAMINS & NUTRITION PRODUCTS — 0.1%
Herbalife, Ltd.	4,050	98,941
NBTY, Inc.†	3,950	92,312

		191,253

WEB PORTALS/ISP — 0.6%
Google, Inc., Class A†	1,427	512,807
Sohu.com, Inc.†	2,050	112,627
Yahoo!, Inc.†	6,070	77,817

		703,251

WIRELESS EQUIPMENT — 0.8%
QUALCOMM, Inc.	26,310	1,006,621

TOTAL COMMON STOCK (cost $95,183,177)		75,270,502

Asset Backed Securities — 9.9%

DIVERSIFIED FINANCIAL SERVICES — 9.9%
American Home Mtg. Assets Series 2006-2, Class 2A1 3.45% due 09/25/46(1)(2)	$622,761	332,069
Asset Backed Securities Corp. Home Equity Series 2006-HE4, Class A5 3.42% due 05/25/36(1)	493,664	417,216
Banc of America Commercial Mtg., Inc. Series 2005-2, Class A5 4.86% due 07/10/43(2)	1,000,000	798,043
Bank of America Credit Card Trust Series 2006-C4, Class C4 4.82% due 11/15/11(1)	400,000	366,625

Capital Auto Receivables Asset Trust Series 2006-1, Class A3 5.03% due 10/15/09	27,241	27,228
Capital One Auto Finance Trust Series 2006-A, Class A3 5.33% due 11/15/10	145,293	143,892
Capital One Multi-Asset Execution Trust Series 2007-A9, Class A9 4.95% due 09/15/12	1,225,000	1,189,437
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/36*(2)	457,988	312,917
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/37(2)	410,616	278,251
CNH Equipment Trust, Series 2006-A, Class A3 5.20% due 08/16/10	335,834	335,688
Countrywide Alternative Loan Trust Series 2006-OA9, Class 1A1 4.48% due 07/25/36(1)(2)	668,597	344,899
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 4.49% due 02/25/36(1)(2)	577,620	307,519
Countrywide Alternative Loan Trust Series 2006-OA2, Class A1 4.49% due 03/25/36(1)(2)	634,507	337,750
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/36(2)	798,285	437,099
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-10, Class 1A10 5.85% due 05/25/36(2)	146,584	132,562
Credit Suisse Mtg. Capital Certificates Series 2004-AR8, Class 2A1 4.60% due 09/25/34(2)	169,273	135,203
First Horizon Alternative Mtg. Securities Series 2006-FA4, Class 1A1 6.00% due 08/25/36(2)	426,929	352,557
Ford Credit Auto Owner Trust Series 2006-A, Class A3 5.05% due 11/15/09	59,251	59,441
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	1,000,000	795,209
GSAMP Trust Series 2006-FMT, Class A2C 3.42% due 04/25/36(1)	750,000	549,472
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	586,185	574,972
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 6.08% due 06/15/38(2)(3)	220,000	176,140
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/37(2)	114,238	72,791
Mastr Asset Backed Securities Trust Series 2006-AB1, Class A1 3.40% due 02/25/36(1)	76,018	75,733
Merrill Lynch Mtg. Trust, Series 2005-CK11, Class A6 5.24% due 11/12/37(2)(3)	1,000,000	809,168
Option One Mtg. Loan Trust Series 2007-6, Class 2A1 3.32% due 06/25/37(1)	415,599	385,858
Residential Funding Mtg. Securities I Series 2007-S8, Class 1A1 6.00% due 09/25/37(2)	685,094	555,006
Wachovia Auto Owner Trust Series 2005-B, Class A5 4.93% due 11/20/12	1,000,000	953,582
Washington Mutual Mtg. Pass-Through Certificates Series 2006-5, Class 2CB1 6.00% due 07/25/36(2)	270,902	143,409
Wells Fargo Home Equity Trust Series 2006-1, Class A3 3.41% due 05/25/36(1)	500,000	362,500
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/37(2)	545,369	425,047
Wells Fargo Mtg. Backed Securities Trust Series 2007-11, Class A96 6.00% due 08/25/37(2)	413,704	305,883

TOTAL ASSET BACKED SECURITIES (cost $15,995,754)		12,493,166

Convertible Bonds & Notes — 0.0%

TELECOM SERVICES — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(6) (cost $37,000)	37,000	18,500

Corporate Bonds & Notes — 7.7%

APPAREL MANUFACTURERS — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.51% due 12/15/14(1)	65,000	44,119

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.0%
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	30,000	15,600
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	10,000	5,750

		21,350

BANKS-SUPER REGIONAL — 0.2%
Bank of America Corp. Senior Notes 5.65% due 05/01/18	230,000	197,692

BEVERAGES-NON-ALCOHOLIC — 0.2%
Coca-Cola Enterprises, Inc. Senior Notes 7.38% due 03/03/14	155,000	157,247
Dr. Pepper Snapple Group, Inc. Senior Notes 6.82% due 05/01/18*	165,000	144,462

		301,709

BEVERAGES-WINE/SPIRITS — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	70,000	58,100

BUILDING-RESIDENTIAL/COMMERCIAL — 0.0%
Beazer Homes USA, Inc. Senior Notes 6.50% due 11/15/13	35,000	14,000

CABLE TV — 0.5%
Charter Communications Operating LLC Senior Notes 8.00% due 04/30/12*	35,000	26,950
Comcast Corp. Company Guar. Notes 5.12% due 07/14/09(1)	400,000	383,226
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	70,000	58,100
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	110,000	88,275
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	65,000	49,502
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	16,734

		622,787

CASINO HOTELS — 0.1%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	50,000	29,625
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	20,000	12,500
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/16	20,000	11,800

		53,925

CELLULAR TELECOM — 0.0%
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	30,000	24,375

CHEMICALS-DIVERSIFIED — 0.0%
Huntsman LLC Company Guar. Senior Notes 11.50% due 07/15/12	45,000	44,775

CHEMICALS-SPECIALTY — 0.0%
Nalco Co. Senior Notes 7.75% due 11/15/11	25,000	22,750
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	15,000	12,900

		35,650

COAL — 0.0%
Arch Western Finance LLC Sec. Notes 6.75% due 07/01/13	60,000	50,400

COMMERCIAL SERVICES — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	40,000	32,000

COMPUTERS — 0.3%
Hewlett-Packard Co. Senior Notes 4.50% due 03/01/13	255,000	237,207
International Business Machines Corp. Notes 7.63% due 10/15/18	165,000	170,737

		407,944

CONSUMER PRODUCTS-MISC. — 0.1%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	55,000	40,975
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	25,000	17,250
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(7)	15,000	10,350

		68,575

CONTAINERS-METAL/GLASS — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	20,000	18,700

CONTAINERS-PAPER/PLASTIC — 0.0%
Stone Container Corp. Notes 8.38% due 07/01/12	40,000	20,400

DIVERSIFIED BANKING INSTITUTIONS — 0.2%
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	155,000	141,783
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	155,000	133,236

		275,019

DIVERSIFIED FINANCIAL SERVICES — 0.1%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	90,000	64,200
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	110,000	80,885

		145,085

DIVERSIFIED MANUFACTURING OPERATIONS — 0.2%
General Electric Co. Senior Notes 5.25% due 12/06/17	240,000	200,892
Sally Holdings LLC Company Guar. Notes 9.25% due 11/15/14	25,000	20,000

		220,892

ELECTRIC-INTEGRATED — 0.3%
Dominion Resources, Inc. Senior Notes 5.15% due 07/15/15	200,000	164,663

MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	180,000	132,496
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(5)(6)	200,000	0
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	25,000	19,063
Virginia Electric & Power Co. Senior Notes 6.35% due 11/30/37	55,000	42,052

		358,274

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.0%
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	25,000	9,125

ELECTRONICS-MILITARY — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	35,000	28,700

ENERGY-ALTERNATE SOURCES — 0.0%
Mirant North America LLC Senior Notes 7.38% due 12/31/13	35,000	30,581

ENTERPRISE SOFTWARE/SERVICE — 0.0%
Oracle Corp. Notes 6.50% due 04/15/38	60,000	49,921

FINANCE-AUTO LOANS — 0.1%
Ford Motor Credit Co. LLC Guar. Notes 7.80% due 06/01/12	35,000	20,439
GMAC LLC Senior Bonds 6.88% due 08/28/12	70,000	38,311

		58,750

FINANCE-COMMERCIAL — 0.0%
Caterpillar Financial Services Corp. Senior Notes 5.45% due 04/15/18	50,000	41,145

FINANCE-CONSUMER LOANS — 0.2%
HSBC Finance Corp. Senior Notes 3.15% due 06/19/09(1)	150,000	143,738
John Deere Capital Corp. Senior Notes 5.35% due 04/03/18	125,000	104,253

		247,991

FINANCE-INVESTMENT BANKER/BROKER — 0.7%
Credit Suisse First Boston USA, Inc. Senior Notes 2.94% due 12/09/08(1)	500,000	497,618
Credit Suisse USA, Inc. Senior Notes 5.50% due 08/16/11	80,000	76,193
Lehman Brothers Holdings Capital Trust VII Notes 5.86% due 05/31/12†(1)(8)(9)(10)	230,000	23
Morgan Stanley Senior Notes 5.45% due 01/09/17	235,000	187,801
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	160,000	98,106
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	55,000	35,821

		895,562

FINANCE-MORTGAGE LOAN/BANKER — 0.0%
Countrywide Financial Corp. Company Guar. Notes 3.42% due 03/24/09(1)	25,000	24,527

FINANCE-OTHER SERVICES — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/18	100,000	106,007

FOOD-MISC. — 0.2%
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	35,000	28,875
Kraft Foods, Inc. Senior Bonds 6.00% due 02/11/13	230,000	214,946

		243,821

FOOD-RETAIL — 0.0%
Safeway, Inc. Senior Notes 6.35% due 08/15/17	10,000	8,645

FUNERAL SERVICES & RELATED ITEMS — 0.1%
Service Corp. International Senior Notes 7.38% due 10/01/14	95,000	77,662
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13	25,000	20,563

		98,225

HOME FURNISHINGS — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	70,000	39,550

INDEPENDENT POWER PRODUCERS — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	60,000	51,750

INSURANCE-LIFE/HEALTH — 0.3%
Lincoln National Corp. Bonds 7.00% due 05/17/66(1)	260,000	122,200
Nationwide Financial Services Sub. Notes 6.75% due 05/15/37	85,000	45,665
Principal Life Income Funding Trusts 5.30% due 04/24/13	165,000	151,380
Reinsurance Group of America, Inc. Notes 6.75% due 12/15/65(1)	135,000	77,778

		397,023

INSURANCE-MULTI-LINE — 0.2%
Metropolitan Life Global Funding Senior Notes 5.13% due 04/10/13*	250,000	223,478

INSURANCE-MUTUAL — 0.1%
Liberty Mutual Group, Inc. Bonds 7.50% due 08/15/36*	135,000	84,823

INSURANCE-PROPERTY/CASUALTY — 0.1%
The Travelers Cos., Inc. Jr. Sub. Debentures 6.25% due 03/15/17(1)	115,000	68,546

MACHINERY-CONSTRUCTION & MINING — 0.1%
Terex Corp. Senior Sub. Notes 8.00% due 11/15/17	75,000	55,500

MACHINERY-ELECTRICAL — 0.0%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	15,000	11,475

MEDICAL PRODUCTS — 0.1%
Cooper Cos., Inc. Company Guar. Notes 7.13% due 02/15/15	45,000	36,000
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17	70,000	58,275

		94,275

MEDICAL-DRUGS — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	125,000	105,670

MEDICAL-HMO — 0.2%
PolyOne Corp. Senior Notes 8.88% due 05/01/12	80,000	62,800
UnitedHealth Group, Inc. Senior Notes 3.38% due 06/21/10(1)	250,000	231,090

		293,890

MEDICAL-HOSPITALS — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	30,000	25,125
HCA, Inc. Senior Notes 9.25% due 11/15/16	35,000	29,750
HCA, Inc. Senior Notes 9.63% due 11/15/16	65,000	52,325

		107,200

METAL-DIVERSIFIED — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	75,000	60,000

MULTIMEDIA — 0.3%
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	150,000	113,263
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	60,000	53,050
Viacom, Inc. Senior Notes 3.17% due 06/16/09(1)	215,000	203,278

		369,591

MUSIC — 0.0%
Steinway Musical Instruments Senior Notes 7.00% due 03/01/14*	15,000	11,925

NON-HAZARDOUS WASTE DISPOSAL — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 7.25% due 03/15/15	15,000	13,350
Allied Waste North America, Inc. Company Guar. Notes 7.38% due 04/15/14	15,000	13,350

		26,700

OFFICE SUPPLIES & FORMS — 0.0%
Acco Brands Corp. Company Guar. Notes 7.63% due 08/15/15	85,000	48,875

OIL & GAS DRILLING — 0.1%
Transocean, Inc. Senior Notes 6.80% due 03/15/38	125,000	97,073

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.4%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	90,000	64,194
Chesapeake Energy Corp. Company Guar. Notes 6.50% due 08/15/17	45,000	33,131
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 08/15/14	20,000	16,050
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/19	60,000	41,100
Newfield Exploration Co. Senior Sub. Notes 6.63% due 04/15/16	95,000	70,656
Pemex Project Funding Master Trust Company Guar. Notes 6.55% due 10/15/09(1)	250,000	245,723

		470,854

OIL FIELD MACHINERY & EQUIPMENT — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	55,000	41,178

OIL REFINING & MARKETING — 0.1%
Enterprise Products Operating LP Senior Notes 6.30% due 09/15/17	180,000	147,103
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	30,000	21,313

		168,416

PAPER & RELATED PRODUCTS — 0.0%
Georgia-Pacific Corp. Debentures 7.70% due 06/15/15	30,000	20,850

Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	25,000	18,375

		39,225

PIPELINES — 0.2%
Kinder Morgan Energy Partners LP Bonds 6.50% due 02/01/37	30,000	20,822
NGPL PipeCo LLC Senior Notes 7.12% due 12/15/17*	100,000	81,556
Sonat, Inc. Notes 7.63% due 07/15/11	60,000	49,880
Spectra Energy Capital LLC Senior Notes 7.50% due 09/15/38	85,000	64,775

		217,033

PRIVATE CORRECTIONS — 0.0%
Corrections Corp. of America Company Guar. Notes 6.25% due 03/15/13	25,000	21,563

PUBLISHING-PERIODICALS — 0.0%
Dex Media West LLC Senior Sub. Notes 9.88% due 08/15/13	75,000	28,125

REAL ESTATE INVESTMENT TRUSTS — 0.1%
Host Marriott LP Company Guar. Notes 6.38% due 03/15/15	25,000	18,125
Host Marriott LP Senior Notes 7.13% due 11/01/13	45,000	35,325

		53,450

RENTAL AUTO/EQUIPMENT — 0.0%
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	10,000	7,300

RESORT/THEME PARKS — 0.0%
Vail Resorts, Inc. Senior Sub. Notes 6.75% due 02/15/14	55,000	42,075

RETAIL-DISCOUNT — 0.2%
Wal-Mart Stores, Inc. Senior Notes 5.38% due 04/05/17	180,000	170,705
Wal-Mart Stores, Inc. Senior Notes 6.50% due 08/15/37	55,000	49,368

		220,073

RETAIL-DRUG STORE — 0.1%
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/28*	148,462	117,453

RETAIL-REGIONAL DEPARTMENT STORES — 0.0%
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	60,000	41,100

RUBBER-TIRES — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	20,000	15,900

SPECIAL PURPOSE ENTITIES — 0.3%
Allstate Life Global Funding Trust Notes 5.38% due 04/30/13	240,000	216,890
Goldman Sachs Capital II Bonds 5.79% due 06/01/12(1)(8)	180,000	82,661
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15	55,000	31,900

		331,451

TELECOM SERVICES — 0.0%
Qwest Corp. Notes 8.88% due 03/15/12	50,000	43,750

TELEPHONE-INTEGRATED — 0.6%
AT&T, Inc. Notes 6.30% due 01/15/38	245,000	193,473
BellSouth Corp. Notes 4.20% due 09/15/09	445,000	440,163
Verizon Communications, Inc. Notes 6.40% due 02/15/38	175,000	136,943

		770,579

TOBACCO — 0.1%
Philip Morris International, Inc. Notes 6.38% due 05/16/38	70,000	55,486

TRANSPORT-RAIL — 0.1%
CSX Corp. Senior Bonds 7.45% due 04/01/38	75,000	57,740

TOTAL CORPORATE BONDS & NOTES (cost $12,030,094)		9,748,866

Foreign Corporate Bonds & Notes — 2.8%

BANKS-COMMERCIAL — 0.4%
HBOS PLC Sub. Notes 5.92% due 10/01/15*(1)(8)	400,000	190,794
Royal Bank of Scotland Group PLC ADR Bonds 7.64% due 09/29/17(1)(8)	100,000	47,847
Shinsei Finance II Bonds 7.16% due 07/25/16*(1)(8)	425,000	219,690
Standard Chartered PLC Sub. Notes 6.41% due 01/30/17*(1)(8)	200,000	105,796

		564,127

BANKS-MONEY CENTER — 0.1%
Deutsche Bank AG/London Senior Notes 5.38% due 10/12/12	180,000	173,009

CELLULAR TELECOM — 0.1%
Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14	135,000	120,548

DIVERSIFIED MINERALS — 0.2%
Rio Tinto Finance USA Ltd. Guar. Notes 5.88% due 07/15/13	350,000	298,658

ELECTRIC-INTEGRATED — 0.1%
E.ON International Finance BV Notes 5.80% due 04/30/18*	175,000	149,396

GAS-DISTRIBUTION — 0.1%
Nakilat, Inc. Sec. Bonds 6.07% due 12/31/33*	90,000	67,168

INSURANCE-MULTI-LINE — 0.1%
XL Capital, Ltd. 6.50% due 04/15/17(1)(8)	260,000	72,800

MULTIMEDIA — 0.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	65,000	45,012

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.3%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	80,000	55,825
EnCana Corp. Notes 6.63% due 08/15/37	60,000	42,399
Nexen, Inc. Bonds 6.40% due 05/15/37	115,000	78,439
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	165,000	150,822

		327,485

OIL COMPANIES-INTEGRATED — 0.2%
Qatar Petroleum Notes 5.58% due 05/30/11*	180,009	181,149
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	85,000	60,735

		241,884

SEMICONDUCTOR EQUIPMENT — 0.0%
Sensata Technologies BV Company Guar. Notes 8.00% due 05/01/14	50,000	27,500

SPECIAL PURPOSE ENTITIES — 0.3%
IIRSA Norte Finance, Ltd. Senior Notes 8.75% due 05/30/24	210,107	161,782
QBE Capital Funding II LP Company Guar. 6.80% due 06/01/17*(1)(8)	120,000	51,000
Swiss Re Capital I LP Company Guar. 6.85% due 05/25/16*(1)(8)	365,000	199,927

		412,709

TELECOM SERVICES — 0.1%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*	75,000	63,000

TELEPHONE-INTEGRATED — 0.7%
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	45,000	30,622
Telefonica Emisiones SAU Company Guar. Notes 3.50% due 06/19/09(1)	500,000	481,496
Telefonica Emisiones SAU Company Guar. Notes 5.86% due 02/04/13	350,000	318,462

		830,580

TELEVISION — 0.0%
Videotron Ltd. Senior Notes 6.88% due 01/15/14	30,000	24,900

WIRELESS EQUIPMENT — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	95,000	83,128

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $4,856,306)		3,501,904

Foreign Government Agencies — 1.1%

SOVEREIGN — 1.1%
Argentina Bonos Bonds 3.00% due 04/30/13(1)	500,000	105,000
Federal Republic of Brazil Notes 8.00% due 01/15/18	205,000	205,000
Guatemala Government Bond Notes 9.25% due 08/01/13	150,000	142,601
Republic of Ukraine Senior Notes 6.58% due 11/21/16	465,000	186,000
Ukrainian Soviet Socialist Republic Notes 6.45% due 08/05/09(1)	100,000	70,000
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*	125,000	58,750
United Mexican States Bonds 5.52% due 01/13/09(1)	450,000	450,000
United Mexican States Bonds 8.00% due 09/24/22	210,000	208,950

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $2,100,508)		1,426,301

U.S. Government Agencies — 20.6%

FEDERAL HOME LOAN MTG. CORP. — 6.8%
5.00% due 07/15/14	125,000	128,484
5.00% due 03/01/19	123,419	121,113
5.00% due November TBA	200,000	189,250
5.13% due 10/18/16	245,000	244,044
5.42% due 06/01/37	57,089	57,314
5.46% due 07/01/37(1)	100,505	100,941
5.50% due 07/01/34	464,464	453,791
5.50% due 07/15/37	800,000	733,796
5.50% due 04/01/38	1,947,115	1,899,938
5.50% due November TBA	3,045,000	2,969,825
5.54% due 06/01/37(1)	531,961	534,239
5.57% due 06/01/37	61,983	62,365
6.00% due November TBA	800,000	798,500
6.50% due 05/01/16	53,050	54,401
6.75% due 09/15/29	245,000	276,505

		8,624,506

FEDERAL NATIONAL MTG. ASSOC. — 11.7%
3.66% due 02/25/33(1)	408,905	406,576
3.88% due 07/12/13	245,000	242,085
4.13% due 04/15/14	135,000	133,791
4.50% due 04/01/23	118,227	112,582
4.50% due 05/01/23	222,996	212,348
4.50% due November TBA	1,510,000	1,421,437
4.63% due 05/01/13	480,000	464,549
4.88% due 12/15/16	290,000	283,784
5.00% due 03/01/18	144,155	142,092
5.00% due 04/01/18	30,921	30,557
5.00% due 07/01/18	209,837	206,835
5.00% due 08/01/18	187,553	184,869
5.00% due 09/01/18	612,846	604,075
5.00% due 06/01/19	128,936	126,688
5.00% due November TBA	405,000	395,888
5.25% due 08/01/12	365,000	364,828
5.50% due 10/01/17	454,226	456,037
5.50% due 11/01/17	120,796	121,278
5.50% due November TBA	620,000	615,662
6.00% due 08/01/17	165,318	167,217
6.00% due November TBA	920,000	920,175
6.00% due December TBA	620,000	618,643
6.25% due 02/01/11	1,445,000	1,498,508
6.50% due 12/01/37	1,773,131	1,798,353
6.50% due November TBA	1,280,000	1,297,201
Federal National Mtg. Assoc. REMIC
Series 2006-43, Class G 6.50% due 09/25/33	282,608	288,711
Series 2006-63, Class AE 6.50% due 10/25/33	502,842	513,671
Series 2006-59, Class DC 6.50% due 12/25/33	894,039	912,866
Series 2006-78, Class BC 6.50% due 01/25/34	243,779	249,100

		14,790,406

GOVERNMENT NATIONAL MTG. ASSOC. — 1.9%
5.50% due 01/15/34	1,088,071	1,069,284
5.50% due November TBA	185,000	181,416
6.00% due November TBA	1,030,000	1,030,000
7.50% due 01/15/32	158,815	167,370

		2,448,070

TENNESSEE VALLEY AUTHORITY — 0.2% 4.65% due 06/15/35	248,000	209,345

TOTAL U.S. GOVERNMENT AGENCIES (cost $26,528,607)		26,072,327

U.S. Government Treasuries — 1.8%

UNITED STATES TREASURY BONDS — 0.3%
4.38% due 02/15/38	165,000	165,490
5.00% due 05/15/37	75,000	82,605
6.38% due 08/15/27	100,000	119,766

		367,861

UNITED STATES TREASURY NOTES — 1.5%
1.38% due 07/15/18	396,642	339,191
2.00% due 02/28/10	20,000	20,131
2.00% due 09/30/10	410,000	413,812
2.13% due 01/31/10(12)	50,000	50,399
2.75% due 07/31/10	255,000	260,857
3.13% due 11/30/09(12)	50,000	50,867
3.13% due 08/31/13	80,000	81,406
3.13% due 09/30/13	305,000	309,956
3.25% due 12/31/09(12)	75,000	76,500
4.00% due 08/15/18	315,000	315,418
4.88% due 05/15/09(12)	25,000	25,484

		1,944,021

TOTAL U.S. GOVERNMENT TREASURIES (cost $2,343,263)		2,311,882

Exchange Traded Funds — 0.1%

INDEX FUND — 0.1%
Financial Select Sector SPDR Fund (cost $175,262)	11,150	173,160

Put Options — Purchased — 0.0%

SOVEREIGN — 0.0%
U.S. Treasury Note 5 Year Futures expiring Nov. 2008 (strike price $114.00) (cost $10,262)	4,000	9,375

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $159,260,233)		131,025,983

Short-Term Investment Securities — 2.0%

COMMERCIAL PAPER — 2.0%
Edison Asset Securitization 2.00% due 12/04/08*	500,000	499,139
Govco LLC 3.05% due 12/15/08*	1,000,000	996,272
Kittyhawk Funding 4.10% due 11/05/08*	1,000,000	999,545

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $2,494,956)		2,494,956

Repurchase Agreement — 4.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03% dated 10/31/08, to be repurchased 11/03/08 in the amount of $5,350,013 and collateralized by Federal Home Loan Bank Notes bearing interest at 2.12% due 02/18/09 and having an approximate value of $5,460,400. (cost $5,350,000)	5,350,000	5,350,000

TOTAL INVESTMENTS (cost $167,105,189)(11)	109.7%	138,870,939
Liabilities in excess of other assets	(9.7)	(12,328,815)

NET ASSETS	100.0%	$126,542,124

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2008, the aggregate value of these securities was $4,979,200 representing 3.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2008.

(2)	Collateralized Mortgage Obligation

(3)	Variable Rate Security — the rate reflected is as of October 31, 2008, maturity date reflects the stated maturity date.

(4)	To the extent permitted by the Statement of Additional Information, the Balanced Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2008, the Balanced Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets
ICO North America, Inc.
7.50% due 08/15/09	8/11/05	$35,000	$35,000
	3/14/08	1,000	1,000
	9/11/08	1,000	1,000

		37,000		$18,500	$50.00	0.0%

Southern Energy, Inc.
7.90% due 07/15/09	1/10/06	200,000	0	0	0.00	0.0%
						0.0%

				$18,500		0.0%

(5)	Fair valued security; see Note 1

(6)	Illiquid security. At October 31, 2008, the aggregate value of these securities was $18,500 representing 0.0% of net assets.

(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(8)	Perpetual maturity — maturity date reflects the next call date.

(9)	Bond is in default

(10)	Company has filed for Chapter 11 bankruptcy protection.

(11)	See Note 4 for cost of investments on a tax basis

(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR	— American Depository Receipt

TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Open Futures Contracts

				Market
			Market	Value as of	Unrealized
Number of		Expiration	Value at	October 31,	Appreciation
Contracts	Description	Date	Trade Date	2008	(Depreciation)
23 Long	U.S. Treasury Notes 10 Year Futures	December 2008	$2,623,471	$2,600,797	$(22,674)
4 Long	U.S. Treasury Notes 30 Year Futures	December 2008	468,008	452,500	(15,508)
6 Short	U.S. Treasury Notes 2 Year Futures	December 2008	1,290,203	1,288,969	1,234

					$(36,948)

Written Put Options

					Market
					Value at	Unrealized
		Strike	Number of	Premiums	October 31,	Appreciation
Issue	Contract Month	Price	Contracts	Received	2008	(Depreciation)
U.S. Treasury Notes 5 Year Futures	November 2008	$112	4	$6,613	$5,313	$1,301

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS TOTAL RETURN PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 59.4%	Shares/ Principal Amount	Market Value (Note 1)

ADVERTISING AGENCIES — 0.6%
Omnicom Group, Inc.	169,480	$5,006,439

AEROSPACE/DEFENSE — 2.7%
Lockheed Martin Corp.	176,770	15,034,288
Northrop Grumman Corp.	134,250	6,294,983
Raytheon Co.	9,980	510,078

		21,839,349

AEROSPACE/DEFENSE-EQUIPMENT — 1.0%
United Technologies Corp.	141,430	7,772,993

ATHLETIC FOOTWEAR — 0.7%
NIKE, Inc., Class B	94,020	5,418,373

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.4%
Johnson Controls, Inc.	184,640	3,273,667

BANKS-FIDUCIARY — 2.0%
State Street Corp.	128,780	5,582,613
The Bank of New York Mellon Corp.	324,822	10,589,197

		16,171,810

BANKS-SUPER REGIONAL — 1.0%
PNC Financial Services Group, Inc.	86,620	5,774,955
SunTrust Banks, Inc.	48,050	1,928,727

		7,703,682

BEVERAGES-NON-ALCOHOLIC — 1.0%
Pepsi Bottling Group, Inc.	6,610	152,823
PepsiCo, Inc.	110,420	6,295,044
The Coca-Cola Co.	29,740	1,310,345

		7,758,212

BEVERAGES-WINE/SPIRITS — 0.5%
Diageo PLC(10)	289,460	4,433,736

BREWERY — 0.2%
Heineken NV(10)	30,640	1,033,930
Molson Coors Brewing Co., Class B	22,230	830,513

		1,864,443

BUILDING-RESIDENTIAL/COMMERCIAL — 0.2%
Pulte Homes, Inc.	130,350	1,452,099

CABLE TV — 0.4%
Rogers Communications, Inc.	65,250	1,894,215
Time Warner Cable, Inc. †	86,520	1,694,062

		3,588,277

CELLULAR TELECOM — 0.3%
America Movil SAB de CV, Series L ADR	17,260	534,025
Vodafone Group PLC ADR	78,694	1,516,433

		2,050,458

CHEMICALS-DIVERSIFIED — 0.9%
PPG Industries, Inc. Senior Notes	142,780	7,079,032

COATINGS/PAINT — 0.2%
The Sherwin-Williams Co.	25,220	1,435,270

COMMERCIAL SERVICES-FINANCE — 0.7%
Automatic Data Processing, Inc.	55,600	1,943,220
Lender Processing Services, Inc.	22,295	514,346
The Western Union Co.	87,430	1,334,182
Visa, Inc., Class A	34,690	1,920,091

		5,711,839

COMPUTERS — 1.2%
Hewlett-Packard Co.	28,700	1,098,636
International Business Machines Corp.	90,550	8,418,434

		9,517,070

CONSULTING SERVICES — 0.5%
Accenture Ltd., Class A	124,390	4,111,090

CONSUMER PRODUCTS-MISC. — 0.6%
Clorox Co.	42,660	2,594,155
Jarden Corp.†	109,300	1,945,540

		4,539,695

COSMETICS & TOILETRIES — 0.7%
Colgate-Palmolive Co.	12,590	790,148
Procter & Gamble Co.	69,050	4,456,487

		5,246,635

CRUISE LINES — 0.4%
Royal Caribbean Cruises, Ltd.	215,540	2,922,722

DATA PROCESSING/MANAGEMENT — 0.2%
Fidelity National Information Services, Inc.	85,380	1,288,384

DIALYSIS CENTERS — 0.3%
DaVita, Inc.†	38,780	2,200,765

DISTRIBUTION/WHOLESALE — 0.7%
WESCO International, Inc.†	68,980	1,371,322
WW Grainger, Inc.	51,620	4,055,784

		5,427,106

DIVERSIFIED BANKING INSTITUTIONS — 4.0%
Bank of America Corp.	391,755	9,468,718
JPMorgan Chase & Co.	379,260	15,644,475
The Goldman Sachs Group, Inc.	73,770	6,823,725

		31,936,918

DIVERSIFIED MANUFACTURING OPERATIONS — 1.6%
3M Co.	97,320	6,257,676
Danaher Corp.	48,760	2,888,542
Eaton Corp.	53,890	2,403,494
General Electric Co.	46,500	907,215
Ingersoll-Rand Co., Ltd., Class A	8,220	151,659

		12,608,586

ELECTRIC-INTEGRATED — 3.1%
Allegheny Energy, Inc.	58,360	1,759,554
American Electric Power Co., Inc.	85,280	2,782,686
CMS Energy Corp.	118,380	1,213,395
Dominion Resources, Inc.	62,888	2,281,577
DPL, Inc.	37,170	847,848
Entergy Corp.	16,390	1,279,239
FPL Group, Inc.	92,240	4,357,418
Pepco Holdings, Inc.	43,000	887,950
PG&E Corp.	132,440	4,856,575
PPL Corp.	76,220	2,501,540
Public Service Enterprise Group, Inc.	92,700	2,609,505

		25,377,287

ELECTRONIC COMPONENTS-MISC. — 0.2%
Flextronics International, Ltd.†	324,730	1,357,371

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.7%
Intel Corp.	349,970	5,599,520

ELECTRONIC DESIGN AUTOMATION — 0.0%
Synopsys, Inc.†	14,080	257,382

ENTERPRISE SOFTWARE/SERVICE — 1.3%
Oracle Corp.†	579,970	10,607,651

FINANCE-INVESTMENT BANKER/BROKER — 0.3%
Merrill Lynch & Co., Inc.	122,410	2,275,602

FINANCE-OTHER SERVICES — 0.1%
Deutsche Boerse AG(10)	14,400	1,149,831

FOOD-CONFECTIONERY — 0.0%
The J.M. Smucker Co.	3,600	160,416

FOOD-MISC. — 1.7%
General Mills, Inc.	33,300	2,255,742
Groupe Danone	21,312	1,181,895
Hain Celestial Group, Inc.†	4,500	104,580
Kellogg Co.	44,590	2,248,228
Nestle SA(10)	209,184	8,153,879

		13,944,324

FOOD-RETAIL — 0.3%
The Kroger Co.	79,020	2,169,889

GAS-DISTRIBUTION — 0.2%
Sempra Energy	44,190	1,882,052

HOTEL/MOTELS — 0.1%
Wyndham Worldwide Corp.	121,600	995,904

INDEPENDENT POWER PRODUCERS — 0.5%
NRG Energy, Inc.†	156,750	3,644,438

INDUSTRIAL GASES — 0.3%
Air Products & Chemicals, Inc.	47,960	2,787,915

INSURANCE BROKERS — 0.1%
AON Corp.	12,970	548,631

INSURANCE-LIFE/HEALTH — 0.1%
Prudential Financial, Inc.	31,100	933,000

INSURANCE-MULTI-LINE — 2.6%
ACE, Ltd.	7,530	431,921
Allstate Corp.	265,760	7,013,406
Genworth Financial, Inc., Class A	516,860	2,501,602
Hartford Financial Services Group, Inc.	13,230	136,534
MetLife, Inc.	320,990	10,663,288

		20,746,751

INSURANCE-PROPERTY/CASUALTY — 0.7%
Chubb Corp.	26,170	1,356,129
The Travelers Cos., Inc.	104,350	4,440,093

		5,796,222

INSURANCE-REINSURANCE — 0.5%
Aspen Insurance Holdings, Ltd.	51,440	1,181,062
Max Re Capital, Ltd.	100,940	1,609,993
PartnerRe, Ltd.	16,300	1,103,347

		3,894,402

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.5%
Franklin Resources, Inc.	46,900	3,189,200
Invesco, Ltd.	76,950	1,147,325

		4,336,525

MACHINE TOOLS & RELATED PRODUCTS — 0.1%
Kennametal, Inc.	54,270	1,151,609

MEDICAL INFORMATION SYSTEMS — 0.1%
IMS Health, Inc.	28,900	414,426

MEDICAL INSTRUMENTS — 0.0%
Medtronic, Inc.	9,700	391,201

MEDICAL PRODUCTS — 1.2%
Johnson & Johnson	114,520	7,024,657
The Cooper Cos., Inc.	15,800	260,384
Zimmer Holdings, Inc.†	47,570	2,208,675

		9,493,716

MEDICAL-BIOMEDICAL/GENE — 0.4%
Amgen, Inc.†	28,870	1,729,024
Genzyme Corp.†	25,630	1,867,915

		3,596,939

MEDICAL-DRUGS — 2.8%
Abbott Laboratories	18,410	1,015,312
Allergan, Inc.	5,500	218,185
GlaxoSmithKline PLC(10)	43,350	835,615
Merck & Co., Inc.	250,270	7,745,856
Merck KGaA(10)	18,360	1,625,601
Pfizer, Inc.	44,810	793,585
Roche Holding AG(10)	13,660	2,090,879
Wyeth	250,280	8,054,010

		22,379,043

MEDICAL-HMO — 0.5%
UnitedHealth Group, Inc.	65,760	1,560,485
WellPoint, Inc.†	66,060	2,567,752

		4,128,237

METAL PROCESSORS & FABRICATION — 0.1%
Timken Co.	66,630	1,058,084

MOTORCYCLE/MOTOR SCOOTER — 0.1%
Harley-Davidson, Inc.	29,590	724,363

MULTIMEDIA — 0.7%
The Walt Disney Co.	198,790	5,148,661
WPP Group PLC(10)	136,280	823,332

		5,971,993

NETWORKING PRODUCTS — 0.0%
Cisco Systems, Inc.†	13,300	236,341

OIL & GAS DRILLING — 0.3%
Noble Corp.	69,500	2,238,595

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.3%
Anadarko Petroleum Corp.	35,930	1,268,329
Apache Corp.	100,170	8,246,996
Devon Energy Corp.	83,430	6,746,150
EOG Resources, Inc.	20,430	1,653,196
Ultra Petroleum Corp.†	14,810	689,405

		18,604,076

OIL COMPANIES-INTEGRATED — 6.1%
Chevron Corp.	102,801	7,668,955
ConocoPhillips	34,070	1,772,321
Exxon Mobil Corp.	239,446	17,747,738
Hess Corp.	99,340	5,981,261
Marathon Oil Corp.	162,210	4,720,311

Total SA ADR	203,580	11,286,475

		49,177,061

OIL FIELD MACHINERY & EQUIPMENT — 0.1%
National-Oilwell Varco, Inc.†	20,930	625,598

OIL-FIELD SERVICES — 0.2%
Exterran Holdings, Inc.†	30,940	693,366
Halliburton Co.	55,770	1,103,688
North American Energy Partners, Inc.†	47,230	191,754

		1,988,808

PIPELINES — 0.5%
El Paso Corp.*	55,290	536,313
Williams Cos., Inc.	171,330	3,592,790

		4,129,103

RETAIL-APPAREL/SHOE — 0.1%
AnnTaylor Stores Corp.†	55,970	703,543
Nordstrom, Inc.	19,450	351,850

		1,055,393

RETAIL-DISCOUNT — 0.4%
Wal-Mart Stores, Inc.	50,860	2,838,497

RETAIL-DRUG STORE — 1.1%
CVS Caremark Corp.	223,808	6,859,715
Walgreen Co.	86,510	2,202,545

		9,062,260

RETAIL-OFFICE SUPPLIES — 0.3%
Staples, Inc.	124,000	2,409,320

RETAIL-REGIONAL DEPARTMENT STORES — 0.5%
Macy’s, Inc.	348,370	4,281,467

SAVINGS & LOANS/THRIFTS — 0.2%
New York Community Bancorp, Inc.	57,100	894,186
Sovereign Bancorp, Inc.†	323,600	938,440

		1,832,626

TELECOM SERVICES — 0.5%
Embarq Corp.	136,159	4,084,770

TELEPHONE-INTEGRATED — 1.9%
AT&T, Inc.	503,010	13,465,578
Verizon Communications, Inc.	55,090	1,634,520

		15,100,098

TOBACCO — 2.1%
Altria Group, Inc.	44,490	853,763
Lorillard, Inc.	55,140	3,631,521
Philip Morris International, Inc.	289,490	12,584,130

		17,069,414

TRANSPORT-RAIL — 0.1%
Burlington Northern Santa Fe Corp.	9,400	837,164

TRANSPORT-SERVICES — 0.2%
United Parcel Service, Inc., Class B	36,580	1,930,692

WEB PORTALS/ISP — 0.0%
Google, Inc., Class A†	980	352,173

WIRELESS EQUIPMENT — 0.2%
Nokia Oyj ADR	79,810	1,211,516
Rogers Communications, Inc., Class B	12,300	357,807

		1,569,323

TOTAL COMMON STOCK (cost $613,298,498)		479,556,153

Asset Backed Securities — 2.4%

DIVERSIFIED FINANCIAL SERVICES — 2.4%
Banc of America Commercial Mtg., Inc. Series 2007-1, Class AMFX 5.48% due 01/15/49(4)	$120,761	72,865
Bayview Financial Revolving Mtg. Loan Trust Series 2005-E, Class M1 4.04% due 12/28/40*(2)(5)(6)	850,000	610,121
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/35*(2)(6)	1,000,000	630,000
Chase Commercial Mtg. Securities Corp. Series 2000-2, Class A1 7.54% due 07/15/32(4)	6,477	6,458
Citigroup Commercial Mtg. Trust Series 2007-C6, Class A4 5.70% due 06/10/17(3)(4)	2,450,000	1,842,125
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/49(4)	1,000,000	737,263
Countrywide Asset-Backed Certificates Series 2005-1, Class AF3 4.58% due 05/25/35	5,045	4,928
Countrywide Asset-Backed Certificates Series 2005-3, Class AF3 4.82% due 03/25/35	107,034	105,364
Countrywide Asset-Backed Certificates Series 2006-15, Class A3 5.69% due 10/25/46	550,000	410,632
Credit Suisse Commercial Mtg. Trust Series 2006-C5, Class AM 5.34% due 12/15/39(4)	413,053	251,984
Credit Suisse Mtg. Capital Series 2007-C5 Class A4 5.70% due 09/15/17(4)	1,116,407	830,271
GE Capital Commercial Mtg. Corp. Series 2006-C1, Class AM 5.32% due 03/10/44(3)(4)	630,000	404,474
GMAC Mtg. Corp. Loan Trust Series 2006-HE3, Class A3 5.81% due 10/25/36	641,000	359,281
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A2 4.31% due 08/10/42(4)	633,450	609,520

Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/39(4)	1,725,000	1,038,640
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7 5.32% due 06/10/36(4)	293,478	252,131
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class AM 4.78% due 07/15/42(4)	765,000	517,880
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-Class A4 5.55% due 05/12/45(4)	468,000	359,241
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-CB12, Class AM 4.95% due 09/12/37(4)	800,000	543,281
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP1, Class A4 5.04% due 03/15/46(4)	959,574	776,256
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-C2, Class A3 5.21% due 05/15/41(4)	192,837	163,335
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP6, Class A4 5.48% due 04/15/43(4)	1,270,000	982,065
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD11, Class A4 5.82% due 06/15/49(4)	250,000	188,453
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(4)	1,270,000	1,007,691
Merrill Lynch Mortgage Trust Series 2007-C1, Class C 5.83% due 07/12/17(3)(4)	560,000	246,984
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-7, Class A4 5.75% due 06/12/50(3)(4)	1,116,407	839,132
Morgan Stanley Capital I, Series 1998-HF2, Class X 0.70% due 11/15/30*(3)(4)(7)	3,610,677	78,228
Multi-Family Capital Access One, Inc. Series 1, Class A 6.65% due 01/15/24(4)	73,585	73,461
Nomura Asset Securities Corp. Series1995-MD3, Class B1 9.94% due 04/04/27*(2)(3)(4)	1,348,535	1,455,671
RAAC Series Series 2004-SP3, Class AI3 4.97% due 09/25/34 (4)	425,000	337,042
Residential Funding Mtg. Securities I, Inc. Series 2005-HS2, Class AI3 5.32% due 01/25/35	669,000	312,299
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/23*(2)(4)	765,477	575,936
Structured Asset Securities Corp. Series 2005-4XS, Class 1A2B 4.67% due 03/25/35	746,202	632,484
Wachovia Bank Commercial Mtg. Trust Series 2006-C27, Class AM 5.80% due 07/15/45(4)	810,000	520,300
Wachovia Bank Commercial Mtg. Trust Series 2006-C26, Class AM 5.96% due 06/15/45(3)(4)	830,000	546,497
Wachovia Bank Commercial Mtg. Trust, Series 2005-C16, Class A4 4.85% due 10/15/41(4)	950,000	762,534

TOTAL ASSET BACKED SECURITIES (cost $26,039,663)		19,084,827

Corporate Bonds & Notes — 6.7%

BANKS-SUPER REGIONAL — 0.3%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	720,000	436,722
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/17	600,000	508,039
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	1,865,000	1,554,496

		2,499,257

BEVERAGES-NON-ALCOHOLIC — 0.1%
Dr Pepper Snapple Group, Inc. Senior Notes 6.12% due 05/01/13*(2)	260,000	243,997
Dr. Pepper Snapple Group, Inc. Senior Notes 6.82% due 05/01/18*	338,000	295,928

		539,925

BREWERY — 0.2%
Miller Brewing Co. Notes 5.50% due 08/15/13*	1,623,000	1,553,227

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.1%
CRH America, Inc. Notes 6.95% due 03/15/12	687,000	632,910

CABLE TV — 0.1%
Cox Communications, Inc. Notes 4.63% due 06/01/13	708,000	599,339

CELLULAR TELECOM — 0.0%
Cingular Wireless LLC Senior Notes 6.50% due 12/15/11	326,000	312,573

CHEMICALS-DIVERSIFIED — 0.1%
PPG Industries, Inc. Senior Notes 5.75% due 03/15/13	960,000	896,015

COMMERCIAL SERVICES-FINANCE — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	1,210,000	1,176,743

CONSUMER PRODUCTS-MISC. — 0.1%
Fortune Brands, Inc. Notes 5.13% due 01/15/11	808,000	747,213

DIVERSIFIED BANKING INSTITUTIONS — 0.1%
Bank of America Corp. Sub. Notes 5.49% due 03/15/19	348,000	260,608
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	598,000	472,697

		733,305

DIVERSIFIED FINANCIAL SERVICES — 0.2%
General Electric Capital Corp. Senior Notes 5.38% due 10/20/16	408,000	336,137
General Electric Capital Corp. Notes 5.45% due 01/15/13	203,000	187,616
ZFS Finance USA Trust I Bonds 6.50% due 05/09/17*(5)(9)	1,880,000	1,015,200

		1,538,953

DRUG DELIVERY SYSTEMS — 0.1%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	310,000	281,562
Hospira, Inc. Senior Notes 6.05% due 03/30/17	1,046,000	878,646

		1,160,208

ELECTRIC-GENERATION — 0.2%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	1,430,000	1,475,793
System Energy Resources, Inc. Sec. Bonds 5.13% due 01/15/14*	309,018	310,322

		1,786,115

ELECTRIC-INTEGRATED — 0.9%
Entergy Louisiana LLC Bonds 8.09% due 01/02/17	181,300	184,879
Exelon Generation Co. LLC Senior Notes 6.20% due 10/01/17	2,960,000	2,346,132
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	1,448,000	1,374,698
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	1,339,000	1,261,322
Midamerican Energy Holdings Co. Senior Notes 5.88% due 10/01/12	340,000	321,913
Midamerican Funding LLC Sec. Notes 6.93% due 03/01/29	166,000	175,654
PSEG Power LLC Senior Notes 5.50% due 12/01/15	409,000	324,593
PSEG Power LLC Company Guar. Notes 6.95% due 06/01/12	593,000	560,483
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	985,000	787,398

		7,337,072

FINANCE-CONSUMER LOANS — 0.1%
HSBC Finance Corp. Notes 5.25% due 01/14/11	725,000	667,134

FINANCE-CREDIT CARD — 0.1%
American Express Co. Senior Notes 5.50% due 09/12/16	1,374,000	1,091,040

FINANCE-INVESTMENT BANKER/BROKER — 0.5%
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17(11)(12)	1,140,000	1,425
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	710,000	469,803
Merrill Lynch & Co., Inc. Notes 6.15% due 04/25/13	720,000	664,345
Morgan Stanley Senior Notes 5.75% due 10/18/16	660,000	514,784
Morgan Stanley Notes 6.75% due 04/15/11	664,000	619,592

The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	853,000	625,061
UBS Preferred Funding Trust V Company Guar. Notes 6.24% due 05/15/16(5)(9)	1,380,000	826,358

		3,721,368

FOOD-RETAIL — 0.0%
The Kroger Co. Notes 5.00% due 04/15/13	342,000	308,374

HOTELS/MOTELS — 0.1%
Marriott International, Inc. Notes 6.38% due 06/15/17	850,000	585,503
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	593,000	389,145

		974,648

INSURANCE-MULTI-LINE — 0.1%
Metropolitan Life Global Funding Senior Notes 5.13% due 04/10/13*	340,000	303,931
The Allstate Corp. Senior Notes 5.55% due 05/09/35	73,000	47,415
The Allstate Corp. Senior Notes 6.13% due 12/15/32	604,000	439,490

		790,836

INSURANCE-PROPERTY/CASUALTY — 0.1%
Chubb Corp. Jr. Sub. Notes 6.39% due 04/15/17(5)	1,210,000	772,718

MACHINE TOOLS & RELATED PRODUCTS — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	710,000	738,321

MEDICAL-DRUGS — 0.1%
Allergan, Inc. Senior Notes 5.75% due 04/01/16	800,000	714,083
Glaxosmithline Capital, Inc. Company Guar. Notes 4.85% due 05/15/13	351,000	332,931

		1,047,014

MEDICAL-HOSPITALS — 0.0%
HCA, Inc. Senior Notes 8.75% due 09/01/10	63,000	55,440

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.0%
Cardinal Health, Inc. Notes 5.80% due 10/15/16	443,000	359,108

MULTIMEDIA — 0.2%
News America Holdings, Inc. Company Guar. Debentures 8.50% due 02/23/25	664,000	567,399
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	700,000	618,915

		1,186,314

NON-HAZARDOUS WASTE DISPOSAL — 0.1%
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	601,000	574,011

OFFICE AUTOMATION & EQUIPMENT — 0.0%
Xerox Corp. Senior Notes 5.50% due 05/15/12	470,000	365,282

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.2%
Ocean Energy, Inc. Company Guar. Senior Notes 7.25% due 10/01/11	1,248,000	1,251,496

OIL REFINING & MARKETING — 0.2%
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	565,000	457,699
Valero Energy Corp. Senior Notes 6.88% due 04/15/12	1,065,000	1,025,563

		1,483,262

OIL-FIELD SERVICES — 0.0%
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	270,000	223,053

PIPELINES — 0.3%
CenterPoint Energy Resources Corp. Senior Notes 7.88% due 04/01/13	652,000	614,080
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	1,154,000	1,112,665
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	110,000	83,666
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/32	212,000	164,800
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	708,000	638,513

		2,613,724

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Boston Properties LP Senior Notes 5.00% due 06/01/15	147,000	109,908

HRPT Properties Trust Senior Notes 6.25% due 08/15/16	988,000	701,584
Kimco Realty Corp. Senior Notes 6.00% due 11/30/12	750,000	622,721
Prologis Senior Notes 5.75% due 04/01/16	1,270,000	672,245
Simon Property Group LP Notes 5.10% due 06/15/15	1,142,000	833,596
Simon Property Group LP Notes 5.88% due 03/01/17	673,000	488,527
Vornado Realty LP Notes 4.75% due 12/01/10	500,000	495,889

		3,924,470

RETAIL-APPAREL/SHOE — 0.1%
Ltd. Brands, Inc. Senior Notes 5.25% due 11/01/14	616,000	387,511

RETAIL-BUILDING PRODUCTS — 0.0%
Home Depot, Inc. Senior Notes 5.25% due 12/16/13	122,000	102,763
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	227,000	135,777

		238,540

RETAIL-DISCOUNT — 0.1%
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	1,003,000	752,048

RETAIL-DRUG STORE — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	610,000	510,415

RETAIL-REGIONAL DEPARTMENT STORES — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.35% due 03/15/12	260,000	195,845

SOVEREIGN AGENCY — 0.0%
Financing Corp. Bonds 9.65% due 11/02/18	235,000	312,676

SPECIAL PURPOSE ENTITIES — 0.2%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	1,009,000	893,474
Fund American Cos., Inc. Notes 5.88% due 05/15/13	484,000	363,682

		1,257,156

TELEPHONE-INTEGRATED — 0.3%
BellSouth Corp. Senior Notes 6.55% due 06/15/34	912,000	715,254
Verizon New York, Inc. Notes 6.88% due 04/01/12	1,848,000	1,746,687

		2,461,941

TELEVISION — 0.2%
CBS Corp. Company Guar. Notes 6.63% due 05/15/11	832,000	740,572
Hearst-Argyle Television, Inc. Debentures 7.50% due 11/15/27	800,000	770,255

		1,510,827

TOBACCO — 0.2%
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	1,390,000	1,290,187

TRANSPORT-RAIL — 0.2%
Burlington Northern Santa Fe Corp. Notes 5.65% due 05/01/17	781,000	683,435
CSX Corp. Senior Notes 6.75% due 03/15/11	51,000	49,226
CSX Corp. Debentures 7.90% due 05/01/17	640,000	583,644

		1,316,305

TOTAL CORPORATE BONDS & NOTES (cost $66,309,842)		53,893,919

Foreign Corporate Bonds & Notes — 2.4%

BANKS-COMMERCIAL — 0.3%
BNP Paribas Jr. Sub.Notes 7.20% due 06/25/37*(5)(9)	400,000	255,435
Nordea Bank AB Bonds 5.42% due 04/20/15*(5)(9)	467,000	263,486
Royal Bank of Scotland Group PLC Bonds 6.99% due 10/05/17*(5)(9)	200,000	107,196
UniCredito Italiano Capital Trust Bank Guar. Notes 9.20% due 10/05/10*(5)(9)	1,112,000	756,159

Woori Bank Sub. Debentures Notes 6.13% due 05/03/16*(8)	1,480,000	1,184,059

		2,566,335

BANKS-MONEY CENTER — 0.2%
DBS Capital Funding Corp. Company Guar. Notes 7.66% due 03/15/11*(5)(9)	669,000	657,202
Unicredit Luxembourg Finance SA Senior Sub. Notes 6.00% due 10/31/17*	910,000	701,352

		1,358,554

BEVERAGES-WINE/SPIRITS — 0.2%
Diageo Finance BV Company Guar. Bonds 5.50% due 04/01/13	1,720,000	1,621,589

COMMERCIAL SERVICES-FINANCE — 0.1%
Natixis Notes 10.00% due 04/30/18(5)(9)	1,124,000	700,163

DIVERSIFIED MANUFACTURING OPERATIONS — 0.1%
Tyco Electronics Group SA Senior Notes 6.55% due 10/01/17	835,000	695,093

ELECTRIC-DISTRIBUTION — 0.2%
Hydro-Quebec Co. Company Guar. Notes 6.30% due 05/11/11	1,620,000	1,756,726

ELECTRIC-INTEGRATED — 0.1%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	645,000	515,398
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	887,000	733,782

		1,249,180

FINANCE-LEASING COMPANIES — 0.1%
ORIX Corp. Notes 5.48% due 11/22/11	1,200,000	1,058,760

INSURANCE-MULTI-LINE — 0.1%
ING Groep NV Bonds 5.78% due 12/08/15(5)(9)	1,000,000	550,000

MACHINERY-CONSTRUCTION & MINING — 0.1%
Atlas Copco AB Bonds 5.60% due 05/22/17*	900,000	807,471

OIL COMPANIES-EXPLORATION & PRODUCTION — 0.1%
Nexen, Inc. Bonds 5.88% due 03/10/35	254,000	167,059
Ras Laffan Liquefied Natural Gas Co., Ltd. III Company Guar. Senior Notes 5.83% due 09/30/16*	530,000	484,457

		651,516

OIL COMPANIES-INTEGRATED — 0.1%
Petro Canada Senior Notes 6.05% due 05/15/18	1,075,000	835,456

OIL-FIELD SERVICES — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	779,000	595,028

SPECIAL PURPOSE ENTITIES — 0.2%
MUFG Capital Finance 1, Ltd. Bonds 6.35% due 07/25/16(5)(9)	958,000	670,600
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	725,000	766,047

		1,436,647

STEEL-PRODUCERS — 0.1%
ArcelorMittal Notes 6.13% due 06/01/18*	1,092,000	752,445

TELECOM SERVICES — 0.1%
TELUS Corp. Notes 8.00% due 06/01/11	1,119,000	1,099,717

TELEPHONE-INTEGRATED — 0.1%
Deutsche Telekom International Finance BV Senior Notes 5.75% due 03/23/16	777,000	636,131
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/13	343,000	260,349
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	350,000	338,832

		1,235,312

WIRELESS EQUIPMENT — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	982,000	859,282

TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $24,422,245)		19,829,274

Foreign Government Agencies — 0.3%

REGIONAL AUTHORITY — 0.1%
Province of Ontario Canada Bonds 5.00% due 10/18/11	1,210,000	1,289,063

SOVEREIGN — 0.2%
AID-Egypt U.S. Govt. Guar. Notes 4.45% due 09/15/15	785,000	782,668
State of Israel Bonds 4.63% due 06/15/13	658,000	656,808

		1,439,476

TOTAL FOREIGN GOVERNMENT AGENCIES (cost $2,645,350)		2,728,539

Taxable Municipal Bonds & Notes — 0.3%

TAXABLE MUNICIPAL NOTES — 0.3%
California Educational Facilities Authority 5.00% due 03/15/39	415,000	400,529
Massachusetts Bay Transportation Authority Series A 5.25% due 07/01/33	770,000	754,300
Massachusetts Health & Educational Facilities Authority 5.50% due 06/01/30	465,000	473,844
Massachusetts Health & Educational Facilities Authority 5.50% due 06/01/35	740,000	739,963

TOTAL TAXABLE MUNICIPAL BONDS & NOTES (cost $2,615,245)		2,368,636

U.S. Government Agencies — 18.7%

FEDERAL HOME LOAN MTG. CORP. — 5.6%
4.50% due 08/01/18	787,072	754,656
4.50% due 11/01/18	1,019,137	977,164
4.50% due 01/01/19	679,332	651,354
4.50% due 03/01/19	85,439	81,863
4.50% due 08/01/19	47,106	44,989
4.50% due 02/01/20	86,820	82,918
4.50% due 04/01/35	676,258	615,476
4.63% due 10/25/12	2,500,000	2,546,602
5.00% due 03/01/18	440,620	433,763
5.00% due 05/01/18	558,164	549,479
5.00% due 09/01/18	287,341	282,870
5.00% due 02/01/19	728,111	714,506
5.00% due 08/01/20	103,628	101,530
5.00% due 12/01/21	33,730	32,968
5.00% due 09/01/33	1,308,205	1,240,942
5.00% due 11/01/33	862,204	817,872
5.00% due 03/01/34	427,975	405,703
5.00% due 04/01/34	238,228	225,830
5.00% due 07/01/35	747,529	708,160
5.00% due 08/01/35	906,269	858,539
5.00% due 09/01/35	421,420	399,225
5.00% due 10/01/35	2,436,695	2,308,364
5.00% due 11/01/35	1,904,562	1,804,255
5.50% due 08/23/17	4,700,000	4,782,236
5.50% due 01/01/19	423,002	422,574
5.50% due 04/01/19	33,145	33,184
5.50% due 06/01/19	23,149	23,125
5.50% due 07/01/19	210,029	209,816
5.50% due 03/01/21	106,938	106,730
5.50% due 10/01/24	355,353	350,229
5.50% due 06/01/25	576,868	567,670
5.50% due 07/01/25	276,245	271,840
5.50% due 08/01/25	426,926	420,119
5.50% due 09/01/25	408,111	401,604
5.50% due 05/01/33	1,338,804	1,308,876
5.50% due 12/01/33	322,135	314,933
5.50% due 01/01/34	1,289,560	1,260,733
5.50% due 04/01/34	160,868	157,172
5.50% due 11/01/34	91,571	89,466
5.50% due 05/01/35	76,696	74,886
5.50% due 09/01/35	215,140	210,062
5.50% due 10/01/35	696,997	680,545
5.50% due 06/01/36	505,022	493,712
5.50% due 02/01/37	658,475	642,624
6.00% due 04/01/16	65,569	66,005
6.00% due 04/01/17	117,580	118,365
6.00% due 07/01/17	59,773	60,172
6.00% due 10/01/17	84,237	84,800
6.00% due 08/01/19	620,491	624,667
6.00% due 09/01/19	125,195	126,037
6.00% due 11/01/19	195,180	196,489
6.00% due 05/01/21	200,968	202,332
6.00% due 10/01/21	354,896	357,305
6.00% due 02/01/23	505,588	508,273
6.00% due 12/01/25	178,365	178,361
6.00% due 02/01/26	190,433	190,429
6.00% due 04/01/34	101,436	101,474
6.00% due 07/01/34	774,430	774,721
6.00% due 08/01/34	1,724,404	1,725,051
6.00% due 09/01/34	163,010	163,071
6.00% due 07/01/35	297,973	297,712
6.00% due 08/01/35	260,457	260,229
6.00% due 10/01/35	270,899	270,969
6.00% due 11/01/35	647,079	646,512
6.00% due 03/01/36	252,122	251,823
6.00% due 07/01/36	914,685	914,435
6.00% due 10/01/36	586,131	586,350
6.00% due 11/01/36	1,059,453	1,058,195
6.00% due 01/01/37	464,620	464,068
6.00% due 03/01/37	723,474	722,615
6.00% due 05/01/37	1,050,698	1,049,450

6.00% due 06/01/37	758,823	757,922
6.50% due 05/01/34	79,696	81,071
6.50% due 06/01/34	108,345	110,213
6.50% due 08/01/34	556,192	565,786
6.50% due 10/01/34	296,292	302,329
6.50% due 11/01/34	12,985	13,209
6.50% due 05/01/37	252,216	255,778
6.50% due 07/01/37	1,141,550	1,157,674
6.50% due 02/01/38	642,251	651,323

		45,356,379

FEDERAL NATIONAL MTG. ASSOC. — 11.7%
4.01% due 08/01/13	83,052	78,647
4.02% due 08/01/13	234,307	222,387
4.50% due 04/01/18	493,406	474,165
4.50% due 06/01/18	637,916	613,038
4.50% due 07/01/18	366,321	352,035
4.50% due 03/01/19	507,090	485,413
4.50% due 04/01/20	593,443	568,074
4.50% due 05/01/20	830,473	792,636
4.50% due 07/01/20	177,863	170,260
4.50% due 11/01/20	262,861	250,885
4.50% due 08/01/33	1,406,498	1,280,236
4.50% due 02/01/35	408,281	371,374
4.50% due 09/01/35	436,776	397,020
4.59% due 05/01/14	470,904	451,848
4.63% due 04/01/14	205,597	197,402
4.67% due 04/01/13	60,197	59,088
4.82% due 12/01/12	632,372	623,598
4.85% due 08/01/14	557,791	540,437
4.87% due 02/01/14	315,323	307,340
4.88% due 03/01/20	157,232	146,277
4.92% due 05/01/15	1,154,743	1,112,447
4.94% due 08/01/15	200,000	195,203
5.00% due 02/01/18	1,996,724	1,969,971
5.00% due 07/01/19	495,882	487,237
5.00% due 09/01/19	271,264	266,534
5.00% due 11/01/19	568,793	558,876
5.00% due 03/01/20	583,569	571,753
5.00% due 05/01/20	538,948	528,035
5.00% due 07/01/20	533,403	522,602
5.00% due 11/01/33	588,574	558,864
5.00% due 03/01/34	775,735	736,448
5.00% due 05/01/34	241,984	229,617
5.00% due 08/01/34	266,961	253,318
5.00% due 09/01/34	687,450	652,318
5.00% due 12/01/34	191,577	181,787
5.00% due 01/01/35	593,435	563,108
5.00% due 03/01/35	424,640	403,147
5.00% due 06/01/35	1,592,597	1,510,213
5.00% due 07/01/35	3,714,954	3,522,782
5.00% due 08/01/35	589,797	559,287
5.00% due 10/01/35	376,200	356,740
5.00% due 08/01/36	850,035	806,063
5.10% due 06/01/15	454,000	444,110
5.27% due 12/01/16	330,000	317,547
5.37% due 02/01/13	290,259	294,867
5.37% due 05/01/18	510,000	495,818
5.46% due 11/01/18	730,427	719,975
5.50% due 11/01/17	439,487	441,239
5.50% due 01/01/18	681,829	684,547
5.50% due 02/01/18	385,871	386,927
5.50% due 07/01/19	1,085,863	1,086,799
5.50% due 08/01/19	108,439	108,533
5.50% due 09/01/19	475,111	475,520
5.50% due 01/01/21	330,035	329,701
5.50% due 05/01/22	171,887	171,515
5.50% due 05/01/25	341,903	339,722
5.50% due 06/01/25	448,410	440,864
5.50% due 07/01/27	104,881	103,056
5.50% due 02/01/33	725,308	710,311
5.50% due 03/01/33	433,761	424,793
5.50% due 06/01/33	961,100	941,227
5.50% due 07/01/33	3,901,295	3,820,628
5.50% due 11/01/33	1,128,083	1,104,758
5.50% due 12/01/33	198,195	194,097
5.50% due 01/01/34	675,718	661,745
5.50% due 02/01/34	1,402,933	1,373,745
5.50% due 03/01/34	111,320	108,985
5.50% due 04/01/34	314,884	308,177
5.50% due 05/01/34	1,160,181	1,135,466
5.50% due 06/01/34	85,486	83,665
5.50% due 07/01/34	1,866,145	1,826,393
5.50% due 08/01/34	631,642	618,186
5.50% due 09/01/34	2,968,002	2,904,777
5.50% due 10/01/34	3,398,951	3,326,547
5.50% due 11/01/34	3,651,526	3,573,741
5.50% due 12/01/34	1,403,661	1,373,760
5.50% due 01/01/35	4,928,690	4,826,931
5.50% due 02/01/35	331,698	324,538
5.50% due 03/01/35	724,438	708,553
5.50% due 04/01/35	277,673	271,584
5.50% due 09/01/35	987,397	965,746
5.50% due 03/01/37	348,423	340,620
6.00% due 01/01/17	552,179	558,659
6.00% due 08/01/17	309,736	313,294
6.00% due 03/01/18	76,182	77,057
6.00% due 11/01/18	655,585	663,321
6.00% due 01/01/21	171,072	172,458
6.00% due 05/01/21	85,209	85,895
6.00% due 07/01/21	328,040	330,681
6.00% due 11/01/25	231,185	231,070
6.00% due 04/01/26	374,614	374,200
6.00% due 03/01/34	303,037	303,494
6.00% due 04/01/34	910,410	911,785
6.00% due 05/01/34	866,991	868,301
6.00% due 06/01/34	1,918,479	1,921,378
6.00% due 07/01/34	1,130,759	1,132,466
6.00% due 08/01/34	1,390,804	1,392,906
6.00% due 09/01/34	507,727	508,494
6.00% due 10/01/34	1,364,036	1,366,188
6.00% due 11/01/34	137,194	137,401
6.00% due 12/01/34	64,714	64,812
6.00% due 08/01/35	219,859	219,917
6.00% due 09/01/35	610,041	612,426
6.00% due 10/01/35	127,816	127,849
6.00% due 11/01/35	194,505	194,555
6.00% due 12/01/35	1,258,868	1,259,196
6.00% due 02/01/36	1,264,152	1,264,442

6.00% due 03/01/36	546,066	546,123
6.00% due 04/01/36	616,827	616,891
6.00% due 06/01/36	352,451	352,523
6.00% due 08/01/36	285,794	285,824
6.00% due 12/01/36	385,987	386,027
6.00% due 01/01/37	754,030	754,066
6.00% due 02/01/37	270,623	270,636
6.00% due 03/01/37	387,224	387,243
6.00% due 04/01/37	409,446	409,466
6.00% due 06/01/37	491,360	491,384
6.00% due 07/01/37	650,892	650,923
6.00% due 09/01/37	386,512	386,531
6.33% due 03/01/11	126,054	130,950
6.50% due 06/01/31	278,190	284,292
6.50% due 07/01/31	77,051	78,741
6.50% due 09/01/31	296,109	302,605
6.50% due 02/01/32	316,807	323,757
6.50% due 07/01/32	683,503	698,129
6.50% due 08/01/32	509,393	519,772
6.50% due 01/01/33	312,374	318,739
6.50% due 04/01/34	71,593	72,828
6.50% due 06/01/34	117,923	119,957
6.50% due 08/01/34	395,732	402,559
6.50% due 03/01/36	192,590	195,340
6.50% due 05/01/36	294,017	298,216
6.50% due 01/01/37	246,970	250,498
6.50% due 02/01/37	1,399,585	1,419,497
6.50% due 04/01/37	322,235	326,818
6.50% due 05/01/37	532,535	540,110
6.50% due 06/01/37	347,839	352,787
6.50% due 07/01/37	451,523	457,946
6.63% due 09/15/09	2,374,000	2,444,733
7.50% due 02/01/30	37,608	39,602
7.50% due 03/01/31	97,872	103,518
7.50% due 01/01/32	75,750	80,120

		94,089,619

GOVERNMENT NATIONAL MTG. ASSOC. — 1.0%
4.50% due 07/20/33	70,480	64,410
4.50% due 09/20/33	437,110	399,462
4.50% due 12/20/34	230,549	210,355
5.00% due 07/20/33	105,227	100,613
5.00% due 06/15/34	434,213	415,265
5.00% due 10/15/34	216,267	207,421
5.50% due 11/15/32	446,143	438,928
5.50% due 05/15/33	2,248,338	2,210,573
5.50% due 08/15/33	189,084	185,908
5.50% due 12/15/33	593,702	583,505
5.50% due 09/15/34	248,346	244,058
5.50% due 10/15/35	34,386	33,776
6.00% due 09/15/32	633,197	635,303
6.00% due 04/15/33	454,609	455,979
6.00% due 02/15/34	263,168	263,796
6.00% due 07/15/34	227,917	228,461
6.00% due 09/15/34	282,401	283,076
6.00% due 01/20/35	141,140	141,016
6.00% due 02/20/35	193,741	193,570
6.00% due 04/20/35	112,336	112,238
6.00% due 01/15/38	901,526	902,552

		8,310,265

SMALL BUSINESS ADMINISTRATION — 0.4%
Small Business Administration Series 2003-20G, Class 1 4.35% due 07/01/23(3)	119,699	113,047
Small Business Administration Series 2004-20D, Class 1 4.77% due 04/01/24(3)	323,649	311,005
Small Business Administration Series 2005-20C, Class 1 4.95% due 03/01/25(3)	831,730	804,983
Small Business Administration Series 2004-20I, Class 1 4.99% due 09/01/24(3)	488,804	475,470
Small Business Administration Series 2004-20E, Class 1 5.18% due 05/01/24(3)	556,848	550,542
Small Business Administration Series 2004-20F, Class 1 5.52% due 06/01/24(3)	853,935	857,978

		3,113,025

TOTAL U.S. GOVERNMENT AGENCIES (cost $153,963,946)		150,869,288

U.S. Government Treasuries — 7.7%

UNITED STATES TREASURY BONDS — 1.9%
4.50% due 02/15/36	1,838,000	1,872,032
5.00% due 05/15/37	1,960,000	2,158,756
5.38% due 02/15/31	6,081,000	6,653,471
6.00% due 02/15/26	1,143,000	1,302,931
6.25% due 08/15/23	611,000	699,500
6.75% due 08/15/26	1,934,000	2,382,899
8.00% due 11/15/21	318,000	413,499

		15,483,088

UNITED STATES TREASURY NOTES — 5.8%
3.13% due 09/30/13	3,185,000	3,236,756
3.50% due 11/15/09	6,515,000	6,649,880
3.50% due 05/31/13	1,900,000	1,971,695
3.88% due 02/15/13	462,000	488,132
4.13% due 08/31/12	4,098,000	4,407,272
4.13% due 05/15/15	1,220,000	1,271,278
4.50% due 11/15/15	505,000	534,235
4.75% due 05/15/14	829,000	909,633
4.88% due 08/15/09	3,731,000	3,831,271
4.88% due 08/15/16	3,640,000	3,879,159
5.13% due 06/30/11	2,055,000	2,237,381

6.50% due 02/15/10	16,348,000	17,372,300

		46,788,992

TOTAL U.S. GOVERNMENT TREASURIES (cost $60,466,015)		62,272,080

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $949,760,804)		790,602,716

Short-Term Investment Securities — 1.3%

COMMERCIAL PAPER — 1.3%
BankAmerica Corp. 0.08% due 11/03/08 (cost $10,269,929)	10,270,000	10,269,929

TOTAL INVESTMENTS (cost $960,030,733) (1)	99.2%	800,872,645
Other assets less liabilities	0.8	6,486,865

NET ASSETS	100.0%	$807,359,510

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2008, the aggregate value of these securities was $15,884,640 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Illiquid Security. At October 31, 2008, the aggregate value of these Securities was $3,515,725 representing 0.4% of net assets.

(3)	Variable Rate Security — the rate reflected is as of October 31, 2008, maturity date reflects the stated maturity date.

(4)	Collateralized Mortgage Obligation

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of October 31, 2008.

(6)	Fair valued security; see Note 2

(7)	Interest Only

(8)	Variable Rate Security — the rate reflected is as of October 31, 2008, maturity date reflects next reset date.

(9)	Perpetual maturity — maturity date reflects the next call date.

(10)	Security was valued using fair value procedures at October 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(11)	Company has filed for Chapter 11 bankruptcy protection.

(12)	Bond in default

ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TELECOM UTILITY PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 91.2%	Shares/ Principal Amount	Market Value (Note 1)

BROADCAST SERVICES/PROGRAM — 1.0%
Grupo Televisa SA ADR	20,570	$363,266

CABLE TV — 7.7%
Comcast Corp., Special Class A	11,700	180,414
Megacable Holdings SA de CV†	114,540	178,030
Rogers Communications, Inc. Class B	41,960	1,218,104
The DIRECTV Group, Inc.†	18,800	411,532
Time Warner Cable, Inc. Class A	40,430	791,619

		2,779,699

CELLULAR TELECOM — 10.7%
America Movil SAB de CV, Series L ADR	24,490	757,721
Cellcom Israel, Ltd.	28,960	853,162
Hutchison Telecommunications International, Ltd.†(2)	253,000	273,881
Mobile Telesystems ADR	11,970	468,625
MTN Group, Ltd.(2)	23,690	267,344
NII Holdings, Inc.†	19,390	499,486
Vivo Participacoes SA ADR	1,425	15,590
Vodafone Group PLC(2)	384,128	739,894

		3,875,703

ELECTRIC-GENERATION — 1.4%
The AES Corp.†	65,590	522,752

ELECTRIC-INTEGRATED — 31.5%
Allegheny Energy, Inc.	28,600	862,290
American Electric Power Co., Inc.	29,190	952,470
CMS Energy Corp.	91,290	935,722
Constellation Energy Group, Inc.	13,270	321,267
Dominion Resources, Inc.	13,950	506,106
DPL, Inc.	20,220	461,218
E.ON AG(2)	30,766	1,174,236
Edison International	28,830	1,026,060
FirstEnergy Corp.	14,280	744,845
Fortum Oyj(2)	4,200	103,385
FPL Group, Inc.	1,770	83,615
International Power PLC(2)	110,910	396,998
Northeast Utilities	31,090	701,390
Oesterreichische Elektrizitaetswirtschafts AG(2)	5,150	244,289
PG&E Corp.	4,670	171,249
PPL Corp.	20,400	669,528
Public Service Enterprise Group, Inc.	30,820	867,583
RWE AG(2)	4,700	390,753
Scottish and Southern Energy PLC(2)	4,250	83,310
Wisconsin Energy Corp.	900	39,150
Xcel Energy, Inc.	37,800	658,476

		11,393,940

ELECTRIC-TRANSMISSION — 1.6%
Red Electrica Corp. SA(2)	13,128	575,344

ENERGY-ALTERNATE SOURCES — 0.5%
EDP Renovaveis SA†(2)	15,015	78,429
Iberdrola Renovables†(2)	34,400	104,724

		183,153

GAS-DISTRIBUTION — 4.7%
Enagas(2)	19,832	387,026
Energen Corp.	11,200	375,984
Sempra Energy	22,010	937,406

		1,700,416

INDEPENDENT POWER PRODUCERS — 5.7%
Dynegy, Inc., Class A†	117,380	427,263
NRG Energy, Inc.†	63,380	1,473,585
Reliant Energy, Inc.†	28,280	148,470

		2,049,318

OIL & GAS DRILLING — 0.7%
Noble Corp.	7,660	246,729

OIL COMPANIES-EXPLORATION & PRODUCTION — 8.9%
Devon Energy Corp.	1,800	145,548
EOG Resources, Inc.	2,900	234,668
Equitable Resources, Inc.	44,110	1,531,058
Questar Corp.	20,120	693,335
Ultra Petroleum Corp.†	4,600	214,130
XTO Energy, Inc.	10,515	378,015

		3,196,754

OIL-FIELD SERVICES — 0.8%
Halliburton Co.	14,400	284,976

PIPELINES — 5.6%
El Paso Corp.*	88,260	856,122
Williams Cos., Inc.	56,430	1,183,337

		2,039,459

TELECOM SERVICES — 2.0%
Embarq Corp.	8,360	250,800
TELUS Corp.	14,920	486,482

		737,282

TELEPHONE-INTEGRATED — 8.2%
AT&T, Inc.	31,222	835,813
CenturyTel, Inc.	3,600	90,396
Koninklijke KPN NV(2)	32,950	463,632
Telecom Argentina SA ADR†	2,130	12,397
Telefonica SA(2)	49,446	914,611
Verizon Communications, Inc.	15,080	447,424
Windstream Corp.	26,600	199,766

		2,964,039

WIRELESS EQUIPMENT — 0.0%
American Tower Corp., Class A†	200	6,462

TOTAL COMMON STOCK (cost $48,304,321)		32,919,292

Preferred Stock — 5.4%

ELECTRIC-DISTRIBUTION — 1.8%
Eletropaulo Metropolitana de Sao Paulo SA Class B	52,820	664,364

ELECTRIC-GENERATION — 0.8%
AES Tiete SA	45,500	281,632

INDEPENDENT POWER PRODUCERS — 1.4%
NRG Energy, Inc. 5.75%	2,380	499,681

PIPELINES — 0.8%
El Paso Corp. 4.99%	350	277,375

TELECOM SERVICES — 0.6%
Tim Participacoes SA ADR	15,620	225,865

TOTAL PREFERRED STOCK (cost $2,949,111)		1,948,917

Convertible Bonds & Notes — 0.4%

MINING — 0.4%
Peabody Energy Corp. Debentures 4.75% due 12/20/36 (cost $197,238)	$176,000	129,580

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $51,450,670)		34,997,789

TOTAL INVESTMENTS (cost $51,450,670)(1)	96.9%	34,997,789
Other assets less liabilities	3.1	1,117,109

NET ASSETS	100.0%	$36,114,898

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2008, the aggregate value of these securities was $856,122 representing 2.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Security was valued using fair value procedures at October 31, 2008. See Note 1 regarding fair value procedures for foreign equity securities.

ADR	— American Depository Receipt
Open Forward Foreign Currency Contracts

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Appreciation

*EUR	3,001,454	USD	4,029,275	12/22/2008	$209,027
GBP	793,728	USD	1,002,546	12/22/2008	59,689

					$268,715

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Depreciation

USD	15,358	EUR	10,498	11/20/2008	(1,986)
*USD	787,405	EUR	587,274	12/22/2008	(37,927)

					(39,913)

Net Unrealized Appreciation (Depreciation)					$228,802

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

EUR	— Euro Dollar

GBP	— British Pound

USD	— United States Dollar
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY INDEX PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 94.8%	Shares/ Principal Amount	Market Value (Note 1)

ADVERTISING AGENCIES — 0.1%
Interpublic Group of Cos., Inc.†	1,065	$5,527
Omnicom Group, Inc.	723	21,358

		26,885

AEROSPACE/DEFENSE — 1.5%
Boeing Co.	1,589	83,057
General Dynamics Corp.	853	51,453
Lockheed Martin Corp.	714	60,726
Northrop Grumman Corp.	696	32,636
Raytheon Co.	894	45,692
Rockwell Collins, Inc.	362	13,477

		287,041

AEROSPACE/DEFENSE-EQUIPMENT — 0.7%
Goodrich Corp.	295	10,785
United Technologies Corp.	2,069	113,712

		124,497

AGRICULTURAL CHEMICALS — 0.6%
CF Industries Holdings, Inc.	132	8,473
Monsanto Co.	1,181	105,085

		113,558

AGRICULTURAL OPERATIONS — 0.2%
Archer-Daniels-Midland Co.	1,454	30,141

AIRLINES — 0.1%
Southwest Airlines Co.	1,575	18,553

APPAREL MANUFACTURERS — 0.2%
Coach, Inc.†	770	15,862
Polo Ralph Lauren Corp.	132	6,227
VF Corp.	202	11,130

		33,219

APPLIANCES — 0.0%
Whirlpool Corp.	169	7,884

APPLICATIONS SOFTWARE — 2.2%
Citrix Systems, Inc.†	415	10,695
Intuit, Inc.†	756	18,945
Microsoft Corp.	16,850	376,260
Salesforce.com, Inc.†	235	7,276

		413,176

ATHLETIC FOOTWEAR — 0.3%
NIKE, Inc., Class B	856	49,331

AUDIO/VIDEO PRODUCTS — 0.0%
Harman International Industries, Inc.	152	2,792

AUTO-CARS/LIGHT TRUCKS — 0.1%
Ford Motor Co.†	5,062	11,086
General Motors Corp.	1,279	7,392

		18,478

AUTO-HEAVY DUTY TRUCKS — 0.1%
PACCAR, Inc.	758	22,164

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.1%
Johnson Controls, Inc.	1,340	23,758

BANKS-COMMERCIAL — 0.5%
BB&T Corp.	1,234	44,239
First Horizon National Corp.	482	5,741
M&T Bank Corp.	174	14,111
Marshall & Ilsley Corp.	609	10,980
Regions Financial Corp.	1,568	17,389
Zions Bancorp	272	10,366

		102,826

BANKS-FIDUCIARY — 0.8%
Northern Trust Corp.	450	25,339
State Street Corp.	936	40,576
The Bank of New York Mellon Corp.	2,461	80,229

		146,144

BANKS-SUPER REGIONAL — 2.7%
Capital One Financial Corp.	806	31,531
Comerica, Inc.	340	9,381
Fifth Third Bancorp	1,240	13,454
Huntington Bancshares, Inc.	860	8,127
KeyCorp.	986	12,059
National City Corp.	4,446	12,004
PNC Financial Services Group, Inc.	743	49,536
SunTrust Banks, Inc.	794	31,871
US Bancorp	3,740	111,489
Wells Fargo & Co.	7,102	241,823

		521,275

BEVERAGES-NON-ALCOHOLIC — 2.1%
Coca-Cola Enterprises, Inc.	649	6,522
Dr. Pepper Snapple Group, Inc.†	406	9,297
Pepsi Bottling Group, Inc.	305	7,052
PepsiCo, Inc.	3,360	191,554
The Coca-Cola Co.	4,268	188,048

		402,473

BEVERAGES-WINE/SPIRITS — 0.0%
Constellation Brands, Inc., Class A†	521	6,533

BREWERY — 0.6%
Anheuser-Busch Cos., Inc.	1,544	95,774
Molson Coors Brewing Co., Class B	335	12,516

		108,290

BUILDING PRODUCTS-WOOD — 0.0%
Masco Corp.	655	6,648

BUILDING-RESIDENTIAL/COMMERCIAL — 0.1%
Centex Corp.	279	3,418
D.R. Horton, Inc.	647	4,775
KB Home	186	3,104
Pulte Homes, Inc.	502	5,592

		16,889

CABLE TV — 0.7%
Comcast Corp., Class A	6,264	98,721
The DIRECTV Group, Inc.†	1,308	28,632

		127,353

CASINO SERVICES — 0.1%
International Game Technology	729	10,206

CHEMICALS-DIVERSIFIED — 0.8%
E.I. du Pont de Nemours & Co.	1,804	57,728
PPG Industries, Inc.	371	18,394
Rohm & Haas Co.	265	18,643
The Dow Chemical Co.	1,985	52,940

		147,705

CHEMICALS-SPECIALTY — 0.2%
Eastman Chemical Co.	172	6,947

Ecolab, Inc.	397	14,792
International Flavors & Fragrances, Inc.	187	5,962
Sigma-Aldrich Corp.	300	13,158

		40,859

COAL — 0.2%
CONSOL Energy, Inc.	413	12,964
Massey Energy Co.	192	4,433
Peabody Energy Corp.	612	21,120

		38,517

COATINGS/PAINT — 0.1%
The Sherwin-Williams Co.	232	13,203

COMMERCIAL SERVICES-FINANCE — 0.7%
Automatic Data Processing, Inc.	972	33,971
Equifax, Inc.	292	7,615
H&R Block, Inc.	704	13,883
Mastercard, Inc., Class A	156	23,060
Moody’s Corp.	423	10,829
Paychex, Inc.	724	20,663
The Western Union Co.	1,566	23,897
Total Systems Services, Inc.	475	6,527

		140,445

COMPUTER AIDED DESIGN — 0.1%
Autodesk, Inc.†	506	10,783

COMPUTER SERVICES — 0.2%
Affiliated Computer Services, Inc., Class A†	218	8,938
Cognizant Technology Solutions Corp., Class A†	588	11,289
Computer Sciences Corp.†	342	10,315

		30,542

COMPUTERS — 3.8%
Apple, Inc.†	1,902	204,636
Dell, Inc.†	3,742	45,465
Hewlett-Packard Co.	5,258	201,276
International Business Machines Corp.	2,908	270,357
Sun Microsystems, Inc.†	1,614	7,425

		729,159

COMPUTERS-INTEGRATED SYSTEMS — 0.0%
Teradata Corp.†	422	6,495

COMPUTERS-MEMORY DEVICES — 0.3%
EMC Corp.†	4,296	50,607
NetApp, Inc.†	702	9,498
SanDisk Corp.†	528	4,694
Seagate Technology†(1)(2)	1,206	0

		64,799

COMPUTERS-PERIPHERY EQUIPMENT — 0.0%
Lexmark International, Inc., Class A†	198	5,114

CONSUMER PRODUCTS-MISC. — 0.5%
Clorox Co.	312	18,973
Fortune Brands, Inc.	371	14,150
Kimberly-Clark Corp.	881	53,996

		87,119

CONTAINERS-METAL/GLASS — 0.0%
Ball Corp.	221	7,558

CONTAINERS-PAPER/PLASTIC — 0.1%
Pactiv Corp.†	341	8,034
Sealed Air Corp.	391	6,616

		14,650

COSMETICS & TOILETRIES — 2.7%
Avon Products, Inc.	963	23,911
Colgate-Palmolive Co.	1,086	68,158
Procter & Gamble Co.	6,513	420,349
The Estee Lauder Cos., Inc., Class A	247	8,902

		521,320

CRUISE LINES — 0.1%
Carnival Corp.	986	25,044

DATA PROCESSING/MANAGEMENT — 0.1%
Fidelity National Information Services, Inc.	406	6,126
Fiserv, Inc.†	386	12,877

		19,003

DIALYSIS CENTERS — 0.0%
DaVita, Inc.†	153	8,683

DISPOSABLE MEDICAL PRODUCTS — 0.1%
C.R. Bard, Inc.	225	19,856

DISTRIBUTION/WHOLESALE — 0.2%
Fastenal Co.	277	11,152
Genuine Parts Co.	267	10,506
WW Grainger, Inc.	140	11,000

		32,658

DIVERSIFIED BANKING INSTITUTIONS — 4.3%
Bank of America Corp.	10,731	259,368
Citigroup, Inc.	11,688	159,541
JPMorgan Chase & Co.	7,908	326,205
The Goldman Sachs Group, Inc.	933	86,303

		831,417

DIVERSIFIED FINANCIAL SERVICES — 0.1%
IntercontinentalExchange, Inc.†	162	13,861

DIVERSIFIED MANUFACTURING OPERATIONS — 4.0%
3M Co.	1,500	96,450
Cooper Industries, Ltd., Class A	392	12,132
Danaher Corp.	576	34,122
Dover Corp.	428	13,598
Eaton Corp.	356	15,878
General Electric Co.	22,529	439,541
Honeywell International, Inc.	1,597	48,629
Illinois Tool Works, Inc.	758	25,310
Ingersoll-Rand Co., Ltd., Class A	717	13,229
ITT Corp.	411	18,289
Leggett & Platt, Inc.	345	5,989
Parker Hannifin Corp.	378	14,655
Textron, Inc.	586	10,372
Tyco International, Ltd.	998	25,229

		773,423

DIVERSIFIED OPERATIONS — 0.1%
Leucadia National Corp.	393	10,548

E-COMMERCE/PRODUCTS — 0.2%
Amazon.com, Inc.†	698	39,954

E-COMMERCE/SERVICES — 0.2%
eBay, Inc.†	2,274	34,724
Expedia, Inc.†	471	4,479

		39,203

ELECTRIC PRODUCTS-MISC. — 0.3%
Emerson Electric Co.	1,666	54,528
Molex, Inc.	286	4,121

		58,649

ELECTRIC-GENERATION — 0.1%
The AES Corp.†	1,580	12,593

ELECTRIC-INTEGRATED — 3.2%
Allegheny Energy, Inc.	362	10,914
Ameren Corp.	310	10,060
American Electric Power Co., Inc.	907	29,595
Consolidated Edison, Inc.	616	26,685
Constellation Energy Group, Inc.	419	10,144
Dominion Resources, Inc.	1,305	47,345
DTE Energy Co.	384	13,555
Duke Energy Corp.	2,855	46,765
Edison International	698	24,842
Entergy Corp.	433	33,796
Exelon Corp.	1,410	76,478
FirstEnergy Corp.	689	35,938
FPL Group, Inc.	922	43,555
Integrys Energy Group, Inc.	181	8,628
Pepco Holdings, Inc.	492	10,160
PG&E Corp.	806	29,556
PPL Corp.	842	27,635
Progress Energy, Inc.	589	23,189
Public Service Enterprise Group, Inc.	1,147	32,288
Southern Co.	1,731	59,443
Xcel Energy, Inc.	972	16,932

		617,503

ELECTRONIC COMPONENTS-MISC. — 0.1%
Jabil Circuit, Inc.	521	4,382
Tyco Electronics, Ltd.	1,012	19,673

		24,055

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.8%
Advanced Micro Devices, Inc.†	1,445	5,057
Altera Corp.	706	12,249
Broadcom Corp., Class A†	1,010	17,251
Intel Corp.	12,067	193,072
LSI Corp.†	1,500	5,775
MEMC Electronic Materials, Inc.†	514	9,447
Microchip Technology, Inc.	418	10,295
Micron Technology, Inc.†	1,717	8,087
NVIDIA Corp.†	1,252	10,968
Texas Instruments, Inc.	2,811	54,983
Xilinx, Inc.	656	12,084

		339,268

ELECTRONIC CONNECTORS — 0.1%
Amphenol Corp., Class A	379	10,858

ELECTRONIC FORMS — 0.2%
Adobe Systems, Inc.†	1,138	30,316

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.1%
Agilent Technologies, Inc.†	768	17,042

ELECTRONICS-MILITARY — 0.1%
L-3 Communications Holdings, Inc.	276	22,403

ENGINEERING/R&D SERVICES — 0.1%
Fluor Corp.	401	16,012
Jacobs Engineering Group, Inc.†	268	9,763

		25,775

ENGINES-INTERNAL COMBUSTION — 0.1%
Cummins, Inc.	436	11,271

ENTERPRISE SOFTWARE/SERVICE — 0.9%
BMC Software, Inc.†	432	11,154
CA, Inc.	881	15,682
Novell, Inc.†	875	4,077
Oracle Corp.†	8,016	146,613

		177,526

ENTERTAINMENT SOFTWARE — 0.1%
Electronic Arts, Inc.†	719	16,379

FILTRATION/SEPARATION PRODUCTS — 0.0%
Pall Corp.	297	7,844

FINANCE-COMMERCIAL — 0.0%
CIT Group, Inc.	688	2,848

FINANCE-CONSUMER LOANS — 0.1%
SLM Corp.†	1,053	11,236

FINANCE-CREDIT CARD — 0.4%
American Express Co.	2,391	65,752
Discover Financial Services	1,128	13,818

		79,570

FINANCE-INVESTMENT BANKER/BROKER — 0.7%
Merrill Lynch & Co., Inc.	3,245	60,324
Morgan Stanley	2,380	41,579
The Charles Schwab Corp.	2,002	38,278

		140,181

FINANCE-OTHER SERVICES — 0.3%
CME Group, Inc.	139	39,219
NYSE Euronext	571	17,232
The NASDAQ OMX Group, Inc.†	291	9,446

		65,897

FINANCIAL GUARANTEE INSURANCE — 0.0%
MBIA, Inc.	435	4,276

FOOD-CONFECTIONERY — 0.1%
The Hershey Co.	380	14,151

FOOD-DAIRY PRODUCTS — 0.0%
Dean Foods Co.†	270	5,902

FOOD-MEAT PRODUCTS — 0.0%
Tyson Foods, Inc., Class A	617	5,393

FOOD-MISC. — 1.4%
Campbell Soup Co.	505	19,165
ConAgra Foods, Inc.	1,028	17,908

General Mills, Inc.	757	51,279
H.J. Heinz Co.	617	27,037
Kellogg Co.	573	28,890
Kraft Foods, Inc., Class A	3,258	94,938
McCormick & Co., Inc.	303	10,199
Sara Lee Corp.	1,299	14,523

		263,939

FOOD-RETAIL — 0.4%
Safeway, Inc.	988	21,015
SUPERVALU, Inc.	499	7,106
The Kroger Co.	1,371	37,648
Whole Foods Market, Inc.	337	3,612

		69,381

FOOD-WHOLESALE/DISTRIBUTION — 0.2%
Sysco Corp.	1,355	35,501

FORESTRY — 0.2%
Plum Creek Timber Co., Inc.	402	14,987
Weyerhaeuser Co.	507	19,377

		34,364

GAS-DISTRIBUTION — 0.2%
CenterPoint Energy, Inc.	839	9,665
NiSource, Inc.	628	8,139
Sempra Energy	588	25,043

		42,847

GOLD MINING — 0.1%
Newmont Mining Corp.	971	25,576

HEALTH CARE COST CONTAINMENT — 0.1%
McKesson Corp.	625	22,994

HOME DECORATION PRODUCTS — 0.1%
Newell Rubbermaid, Inc.	676	9,295

HOTELS/MOTELS — 0.1%
Marriott International, Inc., Class A	678	14,150
Starwood Hotels & Resorts Worldwide, Inc.	478	10,774

		24,924

HUMAN RESOURCES — 0.1%
Monster Worldwide, Inc.†	316	4,500
Robert Half International, Inc.	387	7,303

		11,803

INDEPENDENT POWER PRODUCERS — 0.0%
Dynegy, Inc., Class A†	1,292	4,703

INDUSTRIAL AUTOMATED/ROBOTIC — 0.1%
Rockwell Automation, Inc.	361	9,989

INDUSTRIAL GASES — 0.4%
Air Products & Chemicals, Inc.	476	27,670
Praxair, Inc.	706	45,996

		73,666

INSTRUMENTS-SCIENTIFIC — 0.3%
Applied Biosystems, Inc.	380	11,715
PerkinElmer, Inc.	310	5,561
Thermo Fisher Scientific, Inc.†	899	36,500
Waters Corp.†	225	9,855

		63,631

INSURANCE BROKERS — 0.3%
AON Corp.	597	25,253
Marsh & McLennan Cos., Inc.	1,100	32,252

		57,505

INSURANCE-LIFE/HEALTH — 0.6%
AFLAC, Inc.	1,080	47,822
Lincoln National Corp.	585	10,085
Principal Financial Group, Inc.	591	11,223
Prudential Financial, Inc.	917	27,510
Unum Group	874	13,766

		110,406

INSURANCE-MULTI-LINE — 0.8%
Allstate Corp.	1,162	30,665
American International Group, Inc.(3)	5,772	11,024
Assurant, Inc.	128	3,261
Cincinnati Financial Corp.	411	10,682
Genworth Financial, Inc., Class A	978	4,734
Hartford Financial Services Group, Inc.	646	6,667
Loews Corp.	817	27,133
MetLife, Inc.	1,633	54,248
XL Capital, Ltd., Class A	546	5,296

		153,710

INSURANCE-PROPERTY/CASUALTY — 0.6%
Chubb Corp.	774	40,109
The Progressive Corp.	1,529	21,819
The Travelers Cos., Inc.	1,268	53,953

		115,881

INTERNET INFRASTRUCTURE SOFTWARE — 0.0%
Akamai Technologies, Inc.†	380	5,464

INTERNET SECURITY — 0.2%
Symantec Corp.†	1,896	23,851
VeriSign, Inc.†	439	9,307

		33,158

INVESTMENT COMPANIES — 0.0%
American Capital, Ltd.	333	4,679

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.4%
Ameriprise Financial, Inc.	523	11,297
Federated Investors, Inc., Class B	145	3,509
Franklin Resources, Inc.	327	22,236
Invesco, Ltd.	876	13,061
Janus Capital Group, Inc.	420	4,931
Legg Mason, Inc.	332	7,367
T. Rowe Price Group, Inc.	555	21,945

		84,346

LINEN SUPPLY & RELATED ITEMS — 0.0%
Cintas Corp.	284	6,731

MACHINERY-CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.	1,307	49,888

MACHINERY-FARMING — 0.2%
Deere & Co.	903	34,820

MACHINERY-GENERAL INDUSTRIAL — 0.0%
The Manitowoc Co., Inc.	316	3,109

MACHINERY-PUMPS — 0.0%
Flowserve Corp.	129	7,343

MEDICAL INFORMATION SYSTEMS — 0.0%
IMS Health, Inc.	427	6,123

MEDICAL INSTRUMENTS — 0.9%
Boston Scientific Corp.†	3,106	28,047
Intuitive Surgical, Inc.†	88	15,206
Medtronic, Inc.	2,421	97,639
St. Jude Medical, Inc.†	764	29,055

		169,947

MEDICAL LABS & TESTING SERVICES — 0.2%
Laboratory Corp. of America Holdings†	261	16,049
Quest Diagnostics, Inc.	371	17,363

		33,412

MEDICAL PRODUCTS — 3.2%
Baxter International, Inc.	1,348	81,541
Becton Dickinson & Co.	523	36,296
Covidien, Ltd.	1,078	47,745
Hospira, Inc.†	360	10,015
Johnson & Johnson	5,998	367,917
Stryker Corp.	561	29,991
Varian Medical Systems, Inc.†	174	7,919
Zimmer Holdings, Inc.†	484	22,472

		603,896

MEDICAL-BIOMEDICAL/GENE — 1.9%
Amgen, Inc.†	2,271	136,010
Biogen Idec, Inc.†	623	26,508
Celgene Corp.†	984	63,232
Genzyme Corp.†	577	42,052
Gilead Sciences, Inc.†	1,974	90,508
Millipore Corp.†	103	5,345

		363,655

MEDICAL-DRUGS — 4.8%
Abbott Laboratories	3,309	182,491
Allergan, Inc.	661	26,222
Bristol-Myers Squibb Co.	4,250	87,338
Eli Lilly & Co.	1,978	66,896
Forest Laboratories, Inc.†	688	15,982
King Pharmaceuticals, Inc.†	592	5,204
Merck & Co., Inc.	4,598	142,308
Pfizer, Inc.	14,469	256,246
Schering-Plough Corp.	3,489	50,556
Wyeth	2,863	92,131

		925,374

MEDICAL-GENERIC DRUGS — 0.2%
Barr Pharmaceuticals, Inc.†	251	16,129
Mylan, Inc.†	659	5,648
Watson Pharmaceuticals, Inc.†	246	6,438

		28,215

MEDICAL-HMO — 0.8%
Aetna, Inc.	1,013	25,193
CIGNA Corp.	590	9,617
Coventry Health Care, Inc.†	318	4,194
Humana, Inc.†	399	11,806
UnitedHealth Group, Inc.	2,613	62,007
WellPoint, Inc.†	1,086	42,213

		155,030

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.2%
AmerisourceBergen Corp.	379	11,852
Cardinal Health, Inc.	806	30,789

		42,641

METAL PROCESSORS & FABRICATION — 0.1%
Precision Castparts Corp.	279	18,082

METAL-ALUMINUM — 0.1%
Alcoa, Inc.	1,744	20,073

METAL-DIVERSIFIED — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	825	24,007

MOTORCYCLE/MOTOR SCOOTER — 0.1%
Harley-Davidson, Inc.	535	13,097

MULTIMEDIA — 1.5%
News Corp., Class A	4,928	52,434
The McGraw-Hill Cos., Inc.	726	19,486
The Walt Disney Co.	4,028	104,325
Time Warner, Inc.	7,690	77,592
Viacom, Inc., Class B†	1,331	26,913

		280,750

NETWORKING PRODUCTS — 1.3%
Cisco Systems, Inc.†	12,680	225,323
Juniper Networks, Inc.†	1,186	22,226

		247,549

NON-HAZARDOUS WASTE DISPOSAL — 0.2%
Allied Waste Industries, Inc.†	687	7,159
Waste Management, Inc.	1,053	32,885

		40,044

OFFICE AUTOMATION & EQUIPMENT — 0.1%
Pitney Bowes, Inc.	349	8,648
Xerox Corp.	2,029	16,273

		24,921

OFFICE SUPPLIES & FORMS — 0.0%
Avery Dennison Corp.	236	8,265

OIL & GAS DRILLING — 0.5%
ENSCO International, Inc.	311	11,821
Nabors Industries, Ltd.†	662	9,520
Noble Corp.	568	18,295
Transocean, Inc.†	673	55,408

		95,044

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.4%
Anadarko Petroleum Corp.	1,006	35,512
Apache Corp.	718	59,113
Cabot Oil & Gas Corp.	216	6,063
Chesapeake Energy Corp.	1,117	24,540
Devon Energy Corp.	949	76,736
EOG Resources, Inc.	561	45,396
Noble Energy, Inc.	387	20,054
Occidental Petroleum Corp.	1,753	97,362
Pioneer Natural Resources Co.	270	7,514
Questar Corp.	225	7,754

Range Resources Corp.	358	15,115
Southwestern Energy Co.†	771	27,463
XTO Energy, Inc.	1,226	44,075

		466,697

OIL COMPANIES-INTEGRATED — 7.5%
Chevron Corp.	4,410	328,986
ConocoPhillips	3,262	169,689
Exxon Mobil Corp.	11,149	826,364
Hess Corp.	607	36,548
Marathon Oil Corp.	1,514	44,057
Murphy Oil Corp.	428	21,674

		1,427,318

OIL FIELD MACHINERY & EQUIPMENT — 0.2%
Cameron International Corp.†	508	12,324
National Oilwell Varco, Inc.†	895	26,752

		39,076

OIL REFINING & MARKETING — 0.2%
Sunoco, Inc.	284	8,662
Tesoro Corp.	332	3,210
Valero Energy Corp.	1,107	22,782

		34,654

OIL-FIELD SERVICES — 1.3%
Baker Hughes, Inc.	696	24,325
BJ Services Co.	664	8,532
Halliburton Co.	1,882	37,245
Schlumberger, Ltd.	2,543	131,346
Smith International, Inc.	476	16,413
Weatherford International, Ltd.†	1,534	25,894

		243,755

PAPER & RELATED PRODUCTS — 0.1%
International Paper Co.	966	16,635
MeadWestvaco Corp.	408	5,724

		22,359

PHARMACY SERVICES — 0.4%
Express Scripts, Inc.†	529	32,062
Medco Health Solutions, Inc.†	1,085	41,176

		73,238

PHOTO EQUIPMENT & SUPPLIES — 0.0%
Eastman Kodak Co.	651	5,976

PIPELINES — 0.3%
El Paso Corp.	1,586	15,384
Spectra Energy Corp.	1,318	25,477
Williams Cos., Inc.	1,045	21,914

		62,775

PRINTING-COMMERCIAL — 0.0%
R.R. Donnelley & Sons Co.	506	8,384

PUBLISHING-NEWSPAPERS — 0.1%
Gannett Co., Inc.	565	6,215
The New York Times Co., Class A	341	3,410

		9,625

QUARRYING — 0.1%
Vulcan Materials Co.	247	13,407

REAL ESTATE INVESTMENT TRUSTS — 0.9%
AvalonBay Communities, Inc.	166	11,789
Boston Properties, Inc.	257	18,216
Equity Residential	581	20,294
HCP, Inc.	527	15,773
Host Hotels & Resorts, Inc.	1,179	12,191
Kimco Realty Corp.	487	10,997
ProLogis	591	8,274
Public Storage	300	24,450
Simon Property Group, Inc.	451	30,231
Vornado Realty Trust	324	22,858

		175,073

RETAIL-APPAREL/SHOE — 0.2%
Abercrombie & Fitch Co., Class A	169	4,894
Limited Brands, Inc.	613	7,344
Nordstrom, Inc.	396	7,164
The Gap, Inc.	1,014	13,121

		32,523

RETAIL-AUTO PARTS — 0.1%
AutoZone, Inc.†	97	12,347

RETAIL-BEDDING — 0.1%
Bed Bath & Beyond, Inc.†	609	15,694

RETAIL-BUILDING PRODUCTS — 0.8%
Home Depot, Inc.	3,646	86,009
Lowe’s Cos., Inc.	3,147	68,290

		154,299

RETAIL-COMPUTER EQUIPMENT — 0.1%
GameStop Corp., Class A†	366	10,025

RETAIL-CONSUMER ELECTRONICS — 0.1%
Best Buy Co., Inc.	781	20,939
RadioShack Corp.	296	3,747

		24,686

RETAIL-DISCOUNT — 2.1%
Big Lots, Inc.†	192	4,691
Costco Wholesale Corp.	933	53,190
Family Dollar Stores, Inc.	316	8,504
Target Corp.	1,620	64,994
Wal-Mart Stores, Inc.	4,813	268,613

		399,992

RETAIL-DRUG STORE — 0.8%
CVS Caremark Corp.	3,080	94,402
Walgreen Co.	2,124	54,077

		148,479

RETAIL-JEWELRY — 0.0%
Tiffany & Co.	285	7,823

RETAIL-MAJOR DEPARTMENT STORES — 0.2%
J.C. Penney Co., Inc.	501	11,984
Sears Holdings Corp.†	123	7,102
TJX Cos., Inc.	889	23,790

		42,876

RETAIL-OFFICE SUPPLIES — 0.2%
Staples, Inc.	1,585	30,797

RETAIL-REGIONAL DEPARTMENT STORES — 0.2%
Kohl’s Corp.†	653	22,940

Macy’s, Inc.	950	11,675

		34,615

RETAIL-RESTAURANTS — 1.0%
Darden Restaurants, Inc.	328	7,272
McDonald’s Corp.	2,414	139,843
Starbucks Corp.†	1,643	21,573
Yum! Brands, Inc.	932	27,037

		195,725

RUBBER-TIRES — 0.0%
The Goodyear Tire & Rubber Co.†	514	4,585

SAVINGS & LOANS/THRIFTS — 0.1%
Hudson City Bancorp, Inc.	1,172	22,045
Sovereign Bancorp, Inc. †	1,081	3,135

		25,180

SCHOOLS — 0.1%
Apollo Group, Inc., Class A†	228	15,848

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.1%
Analog Devices, Inc.	683	14,589
Linear Technology Corp.	500	11,340

		25,929

SEMICONDUCTOR EQUIPMENT — 0.2%
Applied Materials, Inc.	2,880	37,181
KLA-Tencor Corp.	401	9,323

		46,504

STEEL-PRODUCERS — 0.2%
AK Steel Holding Corp.	253	3,522
Nucor Corp.	707	28,641
United States Steel Corp.	265	9,773

		41,936

STEEL-SPECIALTY — 0.0%
Allegheny Technologies, Inc.	238	6,317

TELECOM EQUIPMENT-FIBER OPTICS — 0.2%
Corning, Inc.	3,388	36,692
JDS Uniphase Corp.†	536	2,927

		39,619

TELECOM SERVICES — 0.1%
Embarq Corp.	336	10,080

TELECOMMUNICATION EQUIPMENT — 0.1%
Harris Corp.	304	10,929
Tellabs, Inc.†	934	3,960

		14,889

TELEPHONE-INTEGRATED — 2.9%
AT&T, Inc.	12,649	338,614
Frontier Communications Corp.	512	3,896
Qwest Communications International, Inc.	3,578	10,233
Sprint Nextel Corp.	6,126	19,174
Verizon Communications, Inc.	6,113	181,373
Windstream Corp.	1,052	7,901

		561,191

TELEVISION — 0.1%
CBS Corp., Class B	1,538	14,934

TOBACCO — 1.8%
Altria Group, Inc.	4,145	79,542
Lorillard, Inc.	393	25,883
Philip Morris International, Inc.	4,425	192,355
Reynolds American, Inc.	386	18,899
UST, Inc.	347	23,454

		340,133

TOOLS-HAND HELD — 0.1%
Black & Decker Corp.	151	7,644
The Stanley Works	184	6,024

		13,668

TOYS — 0.1%
Hasbro, Inc.	249	7,239
Mattel, Inc.	817	12,271

		19,510

TRANSPORT-RAIL — 1.1%
Burlington Northern Santa Fe Corp.	590	52,545
CSX Corp.	915	41,834
Norfolk Southern Corp.	805	48,252
Union Pacific Corp.	1,092	72,913

		215,544

TRANSPORT-SERVICES — 1.0%
C.H. Robinson Worldwide, Inc.	379	19,625
Expeditors International of Washington, Inc.	471	15,378
FedEx Corp.	668	43,667
United Parcel Service, Inc., Class B	2,165	114,269

		192,939

WEB PORTALS/ISP — 1.2%
Google, Inc., Class A†	513	184,351
Yahoo!, Inc.†	2,974	38,127

		222,478

WIRELESS EQUIPMENT — 1.0%
American Tower Corp., Class A†	845	27,302
Motorola, Inc.	4,862	26,109
QUALCOMM, Inc.	3,522	134,752

		188,163

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $23,877,755)		18,144,411

Short-Term Investment Securities — 0.6%

U.S. GOVERNMENT TREASURIES — 0.6%
United States Treasury Bills
0.35% due 12/18/08(4)	$10,000	9,995
0.58% due 12/18/08(4)	100,000	99,722

TOTAL U.S. GOVERNMENT TREASURIES (cost $109,717)		109,717

Repurchase Agreement — 5.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 10/31/08, to be repurchased 11/03/08 in the amount of $947,002 and collateralized by Federal Home Loan Bank Notes, bearing interest at 5.00% due 12/11/09 and having an approximate value of $966,038 (cost $947,000)	947,000	947,000

TOTAL INVESTMENTS (cost $24,934,472) (5)	100.4%	19,201,128
Liabilities in excess of other assets	(0.4)	(71,439)

NET ASSETS	100.0%	$19,129,689

†	Non-income producing security

(1)	Illiquid security. At October 31, 2008, the aggregate value of these Securities was $0 representing 0.0% of net assets.

(2)	Fair valued security; see Note 1

(3)	Security represents an investment in an affiliated company; see Note 3

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)	See Note 4 for cost of investments on a tax basis.
Open Futures Contracts

				Market
			Market	Value as of	Unrealized
Number of		Expiration	Value at	October 31,	Appreciation
Contracts	Description	Date	Trade Date	2008	(Depreciation)

21 Long	S&P 500 E-Mini Futures Index	December 2008	$1,041,878	$1,015,665	$(26,213)

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH-INCOME PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 99.6%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 2.5%
Lockheed Martin Corp.	76,700	$6,523,335

AEROSPACE/DEFENSE-EQUIPMENT — 2.7%
United Technologies Corp.	124,500	6,842,520

AGRICULTURAL CHEMICALS — 1.7%
Monsanto Co.	48,000	4,271,040

AGRICULTURAL OPERATIONS — 0.4%
Bunge, Ltd.	28,200	1,083,162

APPAREL MANUFACTURERS — 0.2%
Polo Ralph Lauren Corp.	12,700	599,059

APPLICATIONS SOFTWARE — 2.1%
Microsoft Corp.	191,000	4,265,030
Red Hat, Inc.†	42,900	570,999
Salesforce.com, Inc.†	21,300	659,448

		5,495,477

ATHLETIC FOOTWEAR — 0.5%
NIKE, Inc., Class B	23,600	1,360,068

BANKS-FIDUCIARY — 1.6%
Northern Trust Corp.	72,700	4,093,737

BANKS-SUPER REGIONAL — 1.1%
Wells Fargo & Co.	81,500	2,775,075

BEVERAGES-NON-ALCOHOLIC — 1.9%
The Coca-Cola Co.	112,800	4,969,968

BUILDING-RESIDENTIAL/COMMERCIAL — 0.3%
Lennar Corp., Class A	97,700	756,198

CABLE TV — 1.1%
Comcast Corp., Class A	88,100	1,388,456
The DIRECTV Group, Inc.†	66,800	1,462,252

		2,850,708

COMMERCIAL SERVICES-FINANCE — 0.5%
Visa, Inc., Class A	25,100	1,389,285

COMPUTERS — 9.2%
Apple, Inc.†	74,900	8,058,491
Hewlett-Packard Co.	156,200	5,979,336
International Business Machines Corp.	103,600	9,631,692

		23,669,519

CONSUMER PRODUCTS-MISC. — 0.7%
Kimberly-Clark Corp.	27,400	1,679,346

DIVERSIFIED BANKING INSTITUTIONS — 2.5%
Bank of America Corp.	113,400	2,740,878
Citigroup, Inc.	264,578	3,611,490

		6,352,368

DIVERSIFIED MANUFACTURING OPERATIONS — 5.0%
Cooper Industries, Ltd., Class A	69,600	2,154,120
Danaher Corp.	63,800	3,779,512
General Electric Co.	128,000	2,497,280
Honeywell International, Inc.	149,100	4,540,095

		12,971,007

ELECTRIC PRODUCTS-MISC. — 0.8%
AMETEK, Inc.	59,200	1,968,400

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.1%
Broadcom Corp., Class A†	86,000	1,468,880
Intel Corp.	346,700	5,547,200
NVIDIA Corp.†	101,100	885,636

		7,901,716

ELECTRONIC FORMS — 0.2%
Adobe Systems, Inc.†	16,700	444,888

ENGINEERING/R&D SERVICES — 1.0%
Fluor Corp.	66,500	2,655,345

ENTERTAINMENT SOFTWARE — 0.5%
Activision Blizzard, Inc.†	107,600	1,340,696

FINANCE-INVESTMENT BANKER/BROKER — 2.6%
JPMorgan Chase & Co.	118,400	4,884,000
Merrill Lynch & Co., Inc.	95,900	1,782,781

		6,666,781

FINANCE-OTHER SERVICES — 1.0%
CME Group, Inc.	9,420	2,657,853

FOOD-MISC. — 1.9%
General Mills, Inc.	10,500	711,270
Kellogg Co.	82,500	4,159,650

		4,870,920

INSURANCE-LIFE/HEALTH — 0.3%
Aflac, Inc.	17,800	788,184

INSURANCE-REINSURANCE — 1.8%
Axis Capital Holdings, Ltd.	166,600	4,744,768

INTERNET SECURITY — 0.1%
Symantec Corp.†	27,000	339,660

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.0%
Franklin Resources, Inc.	36,900	2,509,200

MEDICAL PRODUCTS — 4.6%
Baxter International, Inc.	71,500	4,325,035
Becton Dickinson & Co.	107,100	7,432,740

		11,757,775

MEDICAL-BIOMEDICAL/GENE — 3.7%
Celgene Corp.†	10,900	700,434
Genentech, Inc.†	24,900	2,065,206
Gilead Sciences, Inc.†	146,800	6,730,780

		9,496,420

MEDICAL-DRUGS — 0.9%
Schering-Plough Corp.	167,600	2,428,524

MEDICAL-GENERIC DRUGS — 1.6%
Teva Pharmaceutical Industries, Ltd. ADR	97,000	4,159,360

MEDICAL-HMO — 1.0%
Aetna, Inc.	105,300	2,618,811

MULTIMEDIA — 1.4%
The Walt Disney Co.	143,300	3,711,470

NETWORKING PRODUCTS — 3.4%
Cisco Systems, Inc.†	321,000	5,704,170
Juniper Networks, Inc.†	159,200	2,983,408

		8,687,578

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.7%
EOG Resources, Inc.	48,900	3,956,988
Noble Energy, Inc.	45,600	2,362,992
XTO Energy, Inc.	19,100	686,645

		7,006,625

OIL COMPANIES-INTEGRATED — 2.6%
Exxon Mobil Corp.	91,700	6,796,804

OIL FIELD MACHINERY & EQUIPMENT — 1.3%
Cameron International Corp.†	73,700	1,787,962
National-Oilwell Varco, Inc.†	49,400	1,476,566

		3,264,528

OIL-FIELD SERVICES — 1.3%
Schlumberger, Ltd.	64,900	3,352,085

OPTICAL SUPPLIES — 1.7%
Alcon, Inc.	50,300	4,432,436

PHARMACY SERVICES — 3.0%
Medco Health Solutions, Inc.†	200,500	7,608,975

RETAIL-APPAREL/SHOE — 1.5%
American Eagle Outfitters, Inc.	79,900	888,488
Ross Stores, Inc.	91,200	2,981,328

		3,869,816

RETAIL-DISCOUNT — 4.1%
Costco Wholesale Corp.	14,000	798,140
Dollar Tree, Inc.†	17,900	680,558
Wal-Mart Stores, Inc.	164,600	9,186,326

		10,665,024

RETAIL-DRUG STORE — 0.6%
CVS Caremark Corp.	52,600	1,612,190

RETAIL-REGIONAL DEPARTMENT STORES — 1.4%
Kohl’s Corp.†	104,900	3,685,137

RETAIL-RESTAURANTS — 0.7%
McDonald’s Corp.	32,500	1,882,725

SCHOOLS — 1.5%
Apollo Group, Inc., Class A†	31,700	2,203,467
DeVry, Inc.	18,300	1,037,427
ITT Educational Services, Inc.†	7,900	692,435

		3,933,329

SEMICONDUCTOR EQUIPMENT — 0.9%
Applied Materials, Inc.	175,200	2,261,832

TELECOM EQUIPMENT-FIBER OPTICS — 0.4%
Corning, Inc.	93,900	1,016,937

TELEPHONE-INTEGRATED — 1.8%
AT&T, Inc.	146,600	3,924,482
Sprint Nextel Corp.	210,900	660,117

		4,584,599

TOBACCO — 2.7%
Altria Group, Inc.	126,700	2,431,373
Philip Morris International, Inc.	103,800	4,512,186

		6,943,559

TRANSPORT-RAIL — 3.0%
Norfolk Southern Corp.	23,600	1,414,584
Union Pacific Corp.	94,400	6,303,088

		7,717,672

WEB PORTALS/ISP — 1.5%
Google, Inc., Class A†	10,600	3,809,216

WIRELESS EQUIPMENT — 2.0%
American Tower Corp., Class A†	37,400	1,208,394
QUALCOMM, Inc.	105,000	4,017,300

		5,225,694

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $295,433,428)		257,099,404

Short-Term Investment Securities — 0.1%

TIME DEPOSITS — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.05% due 11/03/08 (cost $345,000)	$345,000	345,000

TOTAL INVESTMENTS (cost $295,778,428) (1)	99.7%	257,444,404
Other assets less liabilities	0.3	817,585

NET ASSETS	100.0%	$258,261,989

ADR — American Depository Receipt

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EQUITY OPPORTUNITIES PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 99.3%	Shares/ Principal Amount	Market Value (Note 1)

ADVANCED MATERIALS — 0.1%
Ceradyne, Inc.†	2,680	62,980

ADVERTISING SALES — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	420	2,621
Lamar Advertising Co., Class A†	760	11,529

		14,150

ADVERTISING SERVICES — 0.0%
Marchex, Inc., Class B	870	6,682

AEROSPACE/DEFENSE — 2.4%
Aerovironment, Inc.†	600	21,552
Boeing Co.	15,800	825,866
Cubic Corp.	2,720	60,520
Esterline Technologies Corp.†	2,810	101,301
General Dynamics Corp.	4,400	265,408
Herley Industries, Inc.†	100	1,330
National Presto Industries, Inc.	400	26,500
Northrop Grumman Corp.	12,800	600,192
Raytheon Co.	10,730	548,410
Spirit Aerosystems Holdings, Inc., Class A†	2,600	41,938

		2,493,017

AEROSPACE/DEFENSE-EQUIPMENT — 0.5%
Argon ST, Inc.†	500	10,430
BE Aerospace, Inc.†	7,400	95,238
Ducommun, Inc.	900	18,171
GenCorp, Inc.†	1,260	6,174
Goodrich Corp.	1,920	70,195
Triumph Group, Inc.	1,700	74,562
United Technologies Corp.	4,820	264,907

		539,677

AGRICULTURAL CHEMICALS — 0.7%
CF Industries Holdings, Inc.	1,800	115,542
Monsanto Co.	2,630	234,017
Terra Industries, Inc.	4,400	96,756
The Mosaic Co.	7,150	281,782

		728,097

AIRLINES — 0.5%
Continental Airlines, Inc., Class B†	4,600	87,032
Hawaiian Holdings, Inc.†	3,400	23,800
Republic Airways Holdings, Inc.†	4,000	59,800
Skywest, Inc.	4,000	61,640
UAL Corp.	7,730	112,549
US Airways Group, Inc.†	12,500	126,750

		471,571

ALTERNATIVE WASTE TECHNOLOGY — 0.0%
Calgon Carbon Corp.†	2,400	31,968
Rentech, Inc.†	200	148

		32,116

APPAREL MANUFACTURERS — 0.2%
Carter’s, Inc.†	1,760	37,382
Coach, Inc.†	1,570	32,342
Jones Apparel Group, Inc.	5,400	59,994
Maidenform Brands, Inc.†	600	6,588
Oxford Industries, Inc.	810	10,911
Polo Ralph Lauren Corp.	1,080	50,944
Quiksilver, Inc.†	7,580	19,632
True Religion Apparel, Inc.†	1,300	21,775

		239,568

APPLICATIONS SOFTWARE — 3.0%
American Reprographics Co.†	1,300	13,832
Check Point Software Technologies, Ltd.†	6,400	129,408
Citrix Systems, Inc.†	3,500	90,195
Compuware Corp.†	19,400	123,772
EPIQ Systems, Inc.†	2,000	27,180
Intuit, Inc.†	5,900	147,854
Microsoft Corp.	110,520	2,467,912
Nuance Communications, Inc.†	4,180	38,247
Progress Software Corp.†	1,200	27,528
Quest Software, Inc.†	3,970	52,602

		3,118,530

AUDIO/VIDEO PRODUCTS — 0.1%
DTS, Inc.†	1,200	24,780
Harman International Industries, Inc.	1,740	31,964

		56,744

AUTO REPAIR CENTERS — 0.0%
Monro Muffler Brake, Inc.	300	6,459

AUTO-HEAVY DUTY TRUCKS — 0.1%
Navistar International Corp.†	900	27,108
Oshkosh Corp.	7,210	55,229

		82,337

AUTO-TRUCK TRAILERS — 0.0%
Wabash National Corp.	1,670	10,087

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.4%
American Axle & Manufacturing Holdings, Inc.	5,100	18,309
ArvinMeritor, Inc.	4,220	24,982
Autoliv, Inc.	4,100	87,576
BorgWarner, Inc.	4,700	105,609
Hayes Lemmerz International, Inc.†	510	678
Lear Corp.†	6,400	12,864
Modine Manufacturing Co.	870	6,438
Superior Industries International, Inc.	600	8,580
Tenneco, Inc.†	6,550	32,161
Titan International, Inc.	3,620	41,847
TRW Automotive Holdings Corp.†	8,040	50,813
Visteon Corp.†	1,300	897
WABCO Holdings, Inc.	3,100	56,947

		447,701

AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT — 0.0%
ATC Technology Corp.†	1,200	26,316
Commercial Vehicle Group, Inc.†	500	665
Exide Technologies†	3,600	17,100

		44,081

BANKS-COMMERCIAL — 1.7%
1st Source Corp.	100	2,146
AMCORE Financial, Inc.	230	1,069
Bancfirst Corp.	100	5,040
Bank Mutual Corp.	2,400	27,672
BankFinancial Corp.	100	1,219
Capitol Bancorp, Ltd.	100	1,024
Cascade Bancorp.	350	3,339
Cathay General Bancorp.	1,210	29,621
Central Pacific Financial Corp.	2,510	39,156
Chemical Financial Corp.	610	16,025
Citizens Republic Bancorp.	1,430	4,218
City Bank	220	2,266
Lynnwood WA
City Holding Co.	1,100	46,024

CoBiz Financial, Inc.	390	4,540
Colonial BancGroup, Inc.	10,400	42,224
Columbia Banking System, Inc.	240	3,821
Community Bank Systems, Inc.	1,620	40,419
Community Trust Bancorp, Inc.	400	13,352
Corus Bankshares, Inc.	200	440
East West Bancorp, Inc.	3,100	53,785
First Commonwealth Financial Corp.	1,180	13,051
First Community Bancshares, Inc.	100	3,130
First Financial Bancorp.	200	2,690
First Horizon National Corp.	12,769	152,079
First Merchants Corp.	500	11,005
First Midwest Bancorp, Inc.	1,800	39,978
FirstMerit Corp.	900	20,988
Frontier Financial Corp.	3,300	21,978
Greene County Bancshares, Inc.	200	3,950
Guaranty Bancorp†	460	1,960
Hancock Holding Co.	300	13,248
Hanmi Financial Corp.	730	2,920
IBERIABANK Corp.	400	20,376
Independent Bank Corp.	100	2,877
International Bancshares Corp.	1,470	38,176
MainSource Financial Group, Inc.	1,000	17,860
National Penn Bancshares, Inc.	3,750	63,525
NBT Bancorp, Inc.	1,300	36,244
Old National Bancorp.	2,570	48,676
Oriental Financial Group, Inc.	1,700	27,608
Pacific Capital Bancorp.	4,800	94,272
PacWest Bancorp.	830	20,742
Park National Corp.	400	29,100
Popular, Inc.	16,500	125,400
Provident Bankshares Corp.	2,820	30,089
Regions Financial Corp.	9,500	105,355
Republic Bancorp, Inc., Class A	400	9,208
S&T Bancorp, Inc.	650	22,165
Sandy Spring Bancorp, Inc.	200	4,294
Santander Bancorp.	570	5,409
Simmons First National Corp., Class A	500	15,510
Southside Bancshares, Inc.	300	7,227
Sterling Bancorp.	1,500	23,520
Sterling Financial Corp.	980	8,320
Susquehanna Bancshares, Inc.	4,100	63,509
TCF Financial Corp.	1,080	19,159
The South Financial Group, Inc.	3,190	18,534
Tompkins Trustco, Inc.	400	19,600
TrustCo Bank Corp. NY	900	10,953
Trustmark Corp.	700	14,364
UCBH Holdings, Inc.	3,320	17,530
Umpqua Holding Corp.	1,370	23,317
United Community Banks, Inc.	1,100	14,432
Webster Financial Corp.	4,100	76,014
WesBanco, Inc.	770	20,929
West Coast Bancorp.	220	1,918
Western Alliance Bancorp.†	620	9,182
Whitney Holding Corp.	400	7,600
Wintrust Financial Corp.	1,260	32,256
Zions Bancorp.	320	12,195

		1,741,822

BANKS-FIDUCIARY — 0.0%
Boston Private Financial Holdings, Inc.	2,250	19,890

BANKS-SUPER REGIONAL — 0.2%
Capital One Financial Corp.	1,000	39,120
Wells Fargo & Co.	5,500	187,275

		226,395

BEVERAGES-NON-ALCOHOLIC — 0.5%
PepsiCo, Inc.	3,390	193,264
The Coca-Cola Co.	6,230	274,494

		467,758

BROADCAST SERVICES/PROGRAM — 0.0%
Liberty Media Corp., Class A†	200	1,362

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 0.2%
Armstrong World Industries, Inc.	600	11,778
Drew Industries, Inc.†	1,210	14,641
Gibraltar Industries, Inc.	3,130	41,472
Interline Brands, Inc.†	300	3,192
Louisiana-Pacific Corp.	1,400	6,720
NCI Building Systems, Inc.†	2,600	48,386
Owens Corning, Inc.†	1,900	29,887
Trex Co., Inc.†	860	14,027

		170,103

BUILDING & CONSTRUCTION-MISC. — 0.1%
Dycom Industries, Inc.†	4,970	44,134
Insituform Technologies, Inc., Class A†	1,500	20,145

		64,279

BUILDING PRODUCTS-AIR & HEATING — 0.1%
Aaon, Inc.	1,600	26,384
Comfort Systems USA, Inc.	2,300	21,459
Lennox International, Inc.	2,700	80,514

		128,357

BUILDING PRODUCTS-DOORS & WINDOWS — 0.0%
Apogee Enterprises, Inc.	810	7,987
Quanex Building Products	3,400	31,144

		39,131

BUILDING PRODUCTS-WOOD — 0.0%
Universal Forest Products, Inc.	1,400	33,110

BUILDING-HEAVY CONSTRUCTION — 0.2%
Chicago Bridge & Iron Co.	3,050	37,790
Granite Construction, Inc.	3,310	118,068
Perini Corp.†	2,520	47,930

		203,788

BUILDING-MAINTANCE & SERVICES — 0.0%
Integrated Electrical Services, Inc.†	320	3,914

BUILDING-MOBILE HOME/MANUFACTURED HOUSING — 0.1%
Champion Enterprises, Inc.†	2,020	3,777
Palm Harbor Homes, Inc.†	240	2,064
Thor Industries, Inc.	3,530	63,187
Winnebago Industries, Inc.	1,010	6,000

		75,028

BUILDING-RESIDENTIAL/COMMERCIAL — 0.3%
Amrep Corp.†	200	6,022
Beazer Homes USA, Inc.†	3,000	9,510
Brookfield Homes Corp.	90	824
Centex Corp.	4,600	56,350
Hovnanian Enterprises, Inc., Class A†	6,400	27,456
KB Home	700	11,683
Lennar Corp., Class A	9,200	71,208
M/I Homes, Inc.	1,290	17,557
Meritage Homes Corp.†	700	9,611
Pulte Homes, Inc.	3,800	42,332
Ryland Group, Inc.	2,200	41,338

		293,891

CABLE TV — 0.3%
Cablevision Systems Corp., Class A	1,980	35,105

Charter Communications, Inc., Class A†	4,160	1,830
DISH Network Corp., Class A†	3,460	54,461
Mediacom Communications Corp., Class A†	3,430	15,229
The DIRECTV Group, Inc.†	10,720	234,661

		341,286

CASINO HOTELS — 0.0%
Ameristar Casinos, Inc.	910	8,381
Boyd Gaming Corp.	4,410	29,988

		38,369

CELLULAR TELECOM — 0.3%
Centennial Communications Corp.†	10,860	38,662
iPCS, Inc.†	1,300	21,216
NII Holdings, Inc.†	3,020	77,795
Syniverse Holdings, Inc.†	4,780	89,864
US Cellular Corp.†	1,300	49,803

		277,340

CHEMICALS-DIVERSIFIED — 0.3%
Celanese Corp., Class A	2,100	29,106
FMC Corp.	100	4,354
Innophos Holdings, Inc.	1,000	26,750
Innospec, Inc.	1,100	9,625
NOVA Chemicals Corp.	2,880	37,872
Olin Corp.	3,400	61,744
Rockwood Holdings, Inc.†	200	2,470
The Dow Chemical Co.	4,340	115,748
Westlake Chemical Corp.	1,060	19,324

		306,993

CHEMICALS-FIBERS — 0.0%
Zoltek Cos., Inc.†	730	8,607

CHEMICALS-OTHER — 0.0%
American Vanguard Corp.	200	2,926

CHEMICALS-PLASTICS — 0.1%
A. Schulman, Inc.	1,400	25,074
PolyOne Corp.†	4,400	20,900
Spartech Corp.	1,220	7,759

		53,733

CHEMICALS-SPECIALTY — 0.6%
Ashland, Inc.	4,100	92,619
Balchem Corp.	300	7,668
Chemtura Corp.	13,700	23,701
Cytec Industries, Inc.	1,700	48,144
Eastman Chemical Co.	1,220	49,276
Ferro Corp.	2,000	30,960
H.B. Fuller Co.	4,330	76,511
Hercules, Inc.	8,000	134,480
Minerals Technologies, Inc.	1,500	85,140
NewMarket Corp.	690	26,006
Quaker Chemical Corp.	1,100	21,043
Stepan Co.	400	14,332
Symyx Technologies, Inc.†	100	441
Valhi, Inc.	300	4,296
Zep, Inc.	1,820	38,311

		652,928

CIRCUIT BOARDS — 0.1%
Multi-Fineline Electronix, Inc.†	1,200	14,016
Park Electrochemical Corp.	1,120	24,214
TTM Technologies, Inc.†	3,200	22,912

		61,142

COAL — 0.2%
Foundation Coal Holdings, Inc.	5,020	104,215
Massey Energy Co.	3,200	73,888
Westmoreland Coal Co.†	100	985

		179,088

COATINGS/PAINT — 0.2%
RPM International, Inc.	4,200	59,640
Valspar Corp.	5,000	102,250

		161,890

COFFEE — 0.0%
Peet’s Coffee & Tea, Inc.†	200	4,492

COLLECTIBLES — 0.0%
RC2 Corp.†	600	7,620

COMMERCE — 0.0%
i2 Technologies, Inc.†	100	1,425

COMMERCIAL SERVICES — 0.2%
Convergys Corp.†	8,660	66,596
CoStar Group, Inc.†	320	11,526
DynCorp International, Inc., Class A†	170	2,247
ExlService Holdings, Inc.†	320	2,336
First Advantage Corp., Class A†	510	5,574
PHH Corp.†	1,940	15,636
Pre-Paid Legal Services, Inc.†	260	10,265
Steiner Leisure, Ltd.†	460	11,914
Team, Inc.†	900	24,993
TeleTech Holdings, Inc.†	2,910	26,307
Ticketmaster†	1,860	18,005

		195,399

COMMERCIAL SERVICES-FINANCE — 0.3%
Advance America Cash Advance Centers, Inc.	100	268
CBIZ, Inc.†	2,900	23,490
Deluxe Corp.	5,420	65,907
Equifax, Inc.	2,200	57,376
Global Cash Access Holdings, Inc.†	2,900	8,178
Net 1 UEPS Technologies, Inc.†	3,840	53,760
The Western Union Co.	1,100	16,786
Total Systems Services, Inc.	3,340	45,892
Tree.com, Inc.†	310	840

		272,497

COMMUNICATIONS SOFTWARE — 0.0%
Digi International, Inc.†	600	6,144
Seachange International, Inc.†	3,300	25,212
Smith Micro Software, Inc.†	440	2,750

		34,106

COMPUTER AIDED DESIGN — 0.3%
Ansys, Inc.†	1,680	48,098
Aspen Technology, Inc.†	2,500	19,575
Autodesk, Inc.†	6,900	147,039
MSC.Software Corp.†	280	2,408
Parametric Technology Corp.†	3,700	48,063

		265,183

COMPUTER SERVICES — 0.6%
3PAR, Inc.†	1,700	10,846
Affiliated Computer Services, Inc., Class A†	2,870	117,670
CIBER, Inc.†	6,590	35,586
Computer Sciences Corp.†	5,400	162,864
DST Systems, Inc.†	980	39,769

Furmanite Corp.†	100	800
iGate Corp.†	990	6,722
IKON Office Solutions, Inc. †	5,825	100,365
Insight Enterprises, Inc.†	2,200	21,406
Manhattan Associates, Inc.†	1,300	21,853
Mastech Holdings, Inc.†	26	40
Ness Technologies, Inc.†	1,000	7,390
Perot Systems Corp., Class A†	4,400	63,316
SYKES Enterprises, Inc.†	1,400	22,344
Unisys Corp.†	5,100	7,752

		618,723

COMPUTER SOFTWARE — 0.0%
Avid Technology, Inc.†	1,310	19,427
Phoenix Technologies, Ltd.†	140	619

		20,046

COMPUTERS — 3.5%
Apple, Inc.†	4,300	462,637
Dell, Inc.†	8,200	99,630
Hewlett-Packard Co.	38,350	1,468,038
International Business Machines Corp.	15,500	1,441,035
Palm, Inc. †	2,670	10,653
Sun Microsystems, Inc.†	24,900	114,540

		3,596,533

COMPUTERS-INTEGRATED SYSTEMS — 0.4%
Agilysys, Inc.	320	1,286
Brocade Communications Systems, Inc.†	24,700	93,119
Integral Systems, Inc†	1,900	46,683
Jack Henry & Associates, Inc.	970	18,440
MICROS Systems, Inc.†	1,100	18,733
MTS Systems Corp.	800	25,984
NCR Corp.†	8,100	148,068
Teradata Corp.†	2,000	30,780

		383,093

COMPUTERS-MEMORY DEVICES — 0.5%
EMC Corp.†	8,400	98,952
Hutchinson Technology, Inc.†	810	5,540
Imation Corp.	1,800	22,176
NetApp, Inc.†	2,300	31,119
Netezza Corp†	2,300	22,310
SanDisk Corp.†	9,800	87,122
(ESC) Seagate Technology(1)(2) †	50,100	0
Seagate Technology	15,600	105,612
Silicon Storage Technology, Inc.†	960	3,024
STEC, Inc.†	2,900	15,950
Western Digital Corp.†	8,100	133,650
Xyratex, Ltd.†	1,100	6,160

		531,615

COMPUTERS-PERIPHERY EQUIPMENT — 0.2%
Compellent Technologies Inc†	200	2,180
Electronics for Imaging, Inc.†	2,820	29,892
Lexmark International, Inc., Class A†	4,400	113,652
Synaptics, Inc.†	3,350	103,482

		249,206

CONSULTING SERVICES — 0.3%
CRA International, Inc.†	850	23,001
Forrester Research, Inc.†	900	25,245
Gartner, Inc.†	4,100	75,440
Hackett Group, Inc.†	200	596
Hill International, Inc.†	1,900	11,932
ICF International, Inc.†	300	5,574
MAXIMUS, Inc.	600	19,164
The Corporate Executive Board Co.	850	25,355
Watson Wyatt Worldwide, Inc., Class A	1,900	80,693

		267,000

CONSUMER PRODUCTS-MISC. — 0.2%
American Greetings Corp., Class A	5,680	66,342
Blyth, Inc.	3,200	27,520
Central Garden and Pet Co. Class A†	1,050	3,339
CSS Industries, Inc.	500	11,100
Helen of Troy, Ltd.†	2,800	50,372
Prestige Brands Holdings, Inc.†	3,300	22,803
The Scotts Miracle-Gro Co., Class A	1,100	28,732
WD-40 Co.	400	11,640

		221,848

CONTAINERS-METAL/GLASS — 0.1%
Greif, Inc., Class A	440	17,855
Owens-Illinois, Inc.†	5,700	130,416

		148,271

CONTAINERS-PAPER/PLASTIC — 0.4%
Packaging Corp. of America	1,260	21,206
Rock-Tenn Co., Class A	3,460	105,218
Sealed Air Corp.	6,000	101,520
Sonoco Products Co.	5,660	142,519
Temple-Inland, Inc.	8,370	49,634

		420,097

COSMETICS & TOILETRIES — 1.1%
Chattem, Inc.†	390	29,511
Elizabeth Arden, Inc.†	1,000	17,290
Inter Parfums, Inc.	1,100	12,826
Procter & Gamble Co.	16,720	1,079,109
Revlon, Inc., Class A	80	951

		1,139,687

CRUISE LINES — 0.0%
Carnival Corp.	1,400	35,560

DATA PROCESSING/MANAGEMENT — 0.3%
Acxiom Corp.	3,590	28,217
Broadridge Financial Solutions, Inc.	7,600	91,960
CSG Systems International, Inc.†	4,510	75,001
Fair Isaac Corp.	4,640	72,338
Fidelity National Information Services, Inc.	3,400	51,306
Infogroup, Inc.	450	2,007
Pegasystems, Inc.	400	5,232
Schawk, Inc.	770	10,110

		336,171

DECISION SUPPORT SOFTWARE — 0.1%
DemandTec, Inc.†	130	937
SPSS, Inc.†	900	21,024
Wind River Systems, Inc.†	6,570	57,422

		79,383

DENTAL SUPPLIES & EQUIPMENT — 0.0%
Sirona Dental Systems, Inc.†	1,340	21,400

DIAGNOSTIC KITS — 0.0%
Quidel Corp.†	1,600	25,296

DIRECT MARKETING — 0.0%
Harte-Hanks, Inc.	2,400	16,848

DISPOSABLE MEDICAL PRODUCTS — 0.0%
Merit Medical Systems, Inc.†	1,700	31,110

DISTRIBUTION/WHOLESALE — 0.6%
Beacon Roofing Supply, Inc.†	3,700	50,616
BlueLinx Holdings, Inc.	300	807
Brightpoint, Inc.†	1,380	7,949

FGX International Holdings†	210	2,310
Fossil, Inc.†	1,600	29,040
Genuine Parts Co.	1,420	55,877
Houston Wire & Cable Co.	1,900	21,888
Ingram Micro, Inc., Class A†	10,400	138,632
LKQ Corp.†	2,600	29,744
Owens & Minor, Inc.	1,080	46,732
Pool Corp.	300	5,223
Scansource, Inc.†	100	1,984
School Specialty, Inc.†	1,000	21,000
Tech Data Corp.†	2,000	42,900
United Stationers, Inc.†	1,800	67,302
WESCO International, Inc.†	4,680	93,038
WW Grainger, Inc.	100	7,857

		622,899

DIVERSIFIED BANKING INSTITUTIONS — 1.8%
Bank of America Corp.	25,900	626,003
Citigroup, Inc.	18,600	253,890
JPMorgan Chase & Co.	20,200	833,250
The Goldman Sachs Group, Inc.	1,960	181,300

		1,894,443

DIVERSIFIED FINANCIAL SERVICES — 0.0%
Doral Financial Corp.†	100	935

DIVERSIFIED MANUFACTURING OPERATIONS — 3.5%
3M Co.	3,400	218,620
A.O. Smith Corp.	2,000	63,100
Acuity Brands, Inc.	4,100	143,336
Ameron International Corp.	490	23,030
AZZ, Inc.†	1,000	29,180
Barnes Group, Inc.	800	11,608
Blount International, Inc.†	2,600	22,594
Cooper Industries, Ltd., Class A	3,600	111,420
Crane Co.	1,400	22,918
Dover Corp.	5,600	177,912
EnPro Industries, Inc.†	2,200	48,862
Federal Signal Corp.	3,100	26,381
General Electric Co.	74,870	1,460,714
Griffon Corp.†	2,333	19,690
Harsco Corp.	1,910	45,210
Honeywell International, Inc.	900	27,405
Illinois Tool Works, Inc.	6,500	217,035
Ingersoll-Rand Co., Ltd., Class A	13,360	246,492
Koppers Holdings, Inc.	1,100	26,169
LSB Industries, Inc.†	700	5,754
Lydall, Inc.†	1,400	9,310
Parker Hannifin Corp.	12,920	500,908
Pentair, Inc.	840	23,218
Raven Industries, Inc.	1,000	32,190
Standex International Corp.	360	9,292
Teleflex, Inc.	50	2,649
The Brink’s Co.	1,000	48,490
Tredegar Corp.	1,450	21,344
Trinity Industries, Inc.	2,400	40,512

		3,635,343

DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES — 0.1%
Chemed Corp.	1,860	81,449
Viad Corp.	1,000	21,850

		103,299

DRUG DELIVERY SYSTEMS — 0.0%
Nektar Therapeutics†	1,400	7,742
Noven Pharmaceuticals, Inc.†	2,300	25,875

		33,617

E-COMMERCE/PRODUCTS — 0.1%
1-800-FLOWERS.COM, Inc., Class A†	2,450	13,107
Blue Nile, Inc.†	510	15,596
NutriSystem, Inc.	1,200	16,980
Overstock.com, Inc.†	750	9,308
Shutterfly, Inc.†	240	1,831
Stamps.com, Inc.†	2,130	20,789

		77,611

E-COMMERCE/SERVICES — 0.3%
Expedia, Inc.†	4,900	46,599
Global Sources, Ltd.†	1,400	11,060
IAC/InterActive Corp.†	2,340	39,218
Liberty Media Corp., Series A†	11,900	58,072
Move, Inc.†	300	504
NetFlix, Inc.†	4,130	102,259
Orbitz Worldwide, Inc.†	980	3,303
Priceline.com, Inc.†	1,800	94,734

		355,749

E-MARKETING/INFO — 0.1%
Digital River, Inc.†	2,570	63,685
ValueClick, Inc.†	3,320	24,568

		88,253

E-SERVICES/CONSULTING — 0.0%
Sapient Corp.†	4,210	23,113

ELECTRIC PRODUCTS-MISC. — 0.4%
Emerson Electric Co.	3,900	127,647
GrafTech International, Ltd.†	12,190	98,861
Graham Corp.	600	12,600
Littelfuse, Inc.†	1,000	18,660
Molex, Inc.	7,800	112,398

		370,166

ELECTRIC-INTEGRATED — 0.3%
Avista Corp.	2,840	56,402
CH Energy Group, Inc.	350	14,431
Duke Energy Corp.	4,210	68,960
FirstEnergy Corp.	400	20,864
Integrys Energy Group, Inc.	2,090	99,630
Pike Electric Corp.†	2,100	18,375
UIL Holdings Corp.	440	14,520
Unisource Energy Corp.	150	4,137

		297,319

ELECTRONIC COMPONENTS-MISC. — 0.6%
AVX Corp.	4,300	38,786
Benchmark Electronics, Inc.†	6,570	78,774
CTS Corp.	2,800	19,572
Daktronics, Inc.	800	7,968
Gentex Corp.	3,600	34,524
Jabil Circuit, Inc.	13,400	112,694
Methode Electronics, Inc.	3,370	25,578
OSI Systems, Inc.†	400	4,600
Plexus Corp.†	2,800	52,248
Rogers Corp.†	700	21,070
Sanmina-SCI Corp.†	2,300	1,725
Stoneridge, Inc.†	2,200	12,518
Technitrol, Inc.	2,200	12,694
Tyco Electronics, Ltd.	5,010	97,395
Vishay Intertechnology, Inc.†	10,810	46,591

		566,737

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 4.0%
Actel Corp.†	1,800	21,762
Advanced Analogic Technologies, Inc.†	100	301
Altera Corp.	11,100	192,585

Amkor Technology, Inc.†	13,230	53,714
Applied Micro Circuits Corp.†	2,960	15,125
Broadcom Corp., Class A†	6,970	119,047
Conexant Systems, Inc.†	600	930
DSP Group, Inc.†	420	2,646
Fairchild Semiconductor International, Inc.†	11,110	63,105
Intel Corp.	102,620	1,641,920
International Rectifier Corp.†	370	5,713
Intersil Corp., Class A	8,200	112,258
IXYS Corp.	710	5,637
Lattice Semiconductor Corp.†	12,390	23,293
LSI Corp.†	32,500	125,125
MEMC Electronic Materials, Inc.†	3,460	63,595
Microsemi Corp.†	700	15,218
Monolithic Power Systems, Inc.†	1,300	22,087
National Semiconductor Corp.	4,100	53,997
Netlogic Microsystems, Inc.†	900	19,008
NVIDIA Corp.†	8,830	77,351
OmniVision Technologies, Inc.†	2,330	18,850
PMC — Sierra, Inc.†	10,500	49,140
QLogic Corp.†	7,900	94,958
Semtech Corp.†	8,100	98,172
Silicon Image, Inc.†	8,490	38,799
Silicon Laboratories, Inc.†	1,300	33,748
Spansion, Inc. Class A†	500	310
Supertex, Inc.†	790	19,055
Texas Instruments, Inc.	51,000	997,560
Volterra Semiconductor Corp.†	1,900	17,936
Xilinx, Inc.	4,800	88,416
Zoran Corp.†	1,390	11,315

		4,102,676

ELECTRONIC CONNECTORS — 0.2%
Amphenol Corp., Class A	3,800	108,870
Thomas & Betts Corp.†	3,800	90,250

		199,120

ELECTRONIC DESIGN AUTOMATION — 0.2%
Cadence Design Systems, Inc.†	18,820	76,597
Mentor Graphics Corp.†	1,300	9,542
Synopsys, Inc.†	6,600	120,648

		206,787

ELECTRONIC MEASUREMENT INSTRUMENTS — 0.4%
Agilent Technologies, Inc.†	5,600	124,264
Analogic Corp.	800	35,328
Axsys Technologies, Inc.†	600	39,618
Badger Meter, Inc.	900	22,680
Itron, Inc.†	300	14,544
National Instruments Corp.	3,590	91,186
Trimble Navigation, Ltd.†	5,800	119,306
Zygo Corp.†	100	859

		447,785

ELECTRONIC PARTS DISTRIBUTION — 0.2%
Arrow Electronics, Inc.†	6,500	113,425
Avnet, Inc.†	8,100	135,594

		249,019

ELECTRONIC SECURITY DEVICES — 0.0%
American Science and Engineering, Inc.	200	12,580

ELECTRONICS-MILITARY — 0.4%
L-3 Communications Holdings, Inc.	4,900	397,733

ENERGY-ALTERNATE SOURCES — 0.1%
Headwaters, Inc.†	5,200	55,120
Plug Power, Inc.†	200	196
Verasun Energy Corp.†	4,800	2,304

		57,620

ENGINEERING/R&D SERVICES — 0.4%
Aecom Technology Corp.†	870	15,338
EMCOR Group, Inc.†	5,760	102,355
ENGlobal Corp.†	2,220	9,746
Fluor Corp.	5,160	206,039
KBR, Inc.	3,800	56,392
Michael Baker Corp.†	1,100	26,213
Stanley, Inc.†	410	14,046

		430,129

ENGINES-INTERNAL COMBUSTION — 0.4%
Briggs & Stratton Corp.	2,400	37,824
Cummins, Inc.	12,500	323,125

		360,949

ENTERPRISE SOFTWARE/SERVICE — 1.5%
BMC Software, Inc.†	1,200	30,984
CA, Inc.	16,800	299,040
Concur Technologies, Inc.†	1,200	30,276
JDA Software Group, Inc.†	3,010	42,983
MicroStrategy, Inc., Class A†	600	23,622
Omnicell, Inc.†	680	7,466
Open Text Corp.†	3,300	85,635
Oracle Corp.†	46,800	855,972
RightNow Technologies, Inc.†	2,140	14,081
Sybase, Inc.†	5,400	143,802
SYNNEX Corp.†	1,600	24,688

		1,558,549

ENTERTAINMENT SOFTWARE — 0.0%
Take-Two Interactive Software, Inc.	1,900	22,534

ENVIRONMENTAL MONITORING & DETECTION — 0.0%
Met-Pro Corp.	300	3,504
Mine Safety Appliances Co.	610	16,470

		19,974

FINANCE-AUTO LOANS — 0.0%
AmeriCredit Corp.†	2,800	16,408

FINANCE-COMMERCIAL — 0.0%
Newstar Financial, Inc.†	240	1,298

FINANCE-CONSUMER LOANS — 0.1%
Encore Capital Group, Inc.†	800	7,488
Nelnet, Inc., Class A	1,110	16,239
Ocwen Financial Corp.†	1,680	11,256
The First Marblehead Corp.	1,200	2,040
World Acceptance Corp.†	900	16,632

		53,655

FINANCE-CREDIT CARD — 0.2%
Advanta Corp., Class B	100	452
Discover Financial Services	16,950	207,638

		208,090

FINANCE-INVESTMENT BANKER/BROKER — 0.5%
E*TRADE Financial Corp.†	13,400	24,388
Greenhill & Co., Inc.	500	32,985
Interactive Brokers Group, Inc., Class A†	1,200	25,644
KBW, Inc.†	720	21,082
Knight Capital Group, Inc., Class A†	4,500	65,070
LaBranche & Co., Inc.†	6,840	42,613
Penson Worldwide, Inc.†	1,500	10,710
Piper Jaffray Cos., Inc.†	910	35,899
Sanders Morris Harris Group, Inc.	330	2,442
Stifel Financial Corp.†	770	33,611

SWS Group, Inc.	3,980	73,869
TD Ameritrade Holding Corp.†	9,500	126,255
Thomas Weisel Partners Group, Inc.†	250	1,405

		495,973

FINANCE-LEASING COMPANIES — 0.1%
Financial Federal Corp.	3,000	69,450

FINANCE-OTHER SERVICES — 0.2%
Asset Acceptance Capital Corp.†	400	3,244
BGC Parnters, Inc., Class A	180	736
MarketAxess Holdings, Inc.†	120	687
NYSE Euronext	4,210	127,058
The NASDAQ OMX Group, Inc.†	1,620	52,585

		184,310

FINANCIAL GUARANTEE INSURANCE — 0.0%
Assured Guaranty, Ltd.	600	6,738
PMI Group, Inc.	2,900	7,221
Radian Group, Inc.	1,700	6,120

		20,079

FOOD-CANNED — 0.0%
Del Monte Foods Co.	5,060	31,929

FOOD-MISC. — 0.0%
Diamond Foods, Inc.	1,200	35,076
J & J Snack Foods Corp.	100	3,136

		38,212

FOOD-RETAIL — 1.0%
Safeway, Inc.	25,900	550,893
SUPERVALU, Inc.	1,900	27,056
The Kroger Co.	15,560	427,278

		1,005,227

FOOD-WHOLESALE/DISTRIBUTION — 0.1%
Fresh Del Monte Produce, Inc.†	1,000	21,110
Nash Finch Co.	1,200	47,316
Spartan Stores, Inc.	1,200	32,388

		100,814

FOOTWEAR & RELATED APPAREL — 0.2%
CROCS, Inc.†	2,570	6,451
Skechers USA, Inc., Class A†	1,200	16,296
Steven Madden, Ltd.†	1,600	34,848
Timberland Co., Class A†	2,220	26,862
Wolverine World Wide, Inc.	3,210	75,435

		159,892

FORESTRY — 0.0%
Deltic Timber Corp.	540	24,597

FUNERAL SERVICES & RELATED ITEMS — 0.0%
Service Corp. International	3,400	23,460
Stewart Enterprises, Inc., Class A	4,100	21,197

		44,657

GAMBLING (NON-HOTEL) — 0.0%
Dover Downs Gaming & Entertainment, Inc.	130	665
Isle of Capri Casinos, Inc.†	930	4,734
Pinnacle Entertainment, Inc.†	1,290	7,224

		12,623

GARDEN PRODUCTS — 0.1%
Toro Co.	3,130	105,293

GAS-DISTRIBUTION — 0.1%
Laclede Group, Inc.	1,160	60,691
Southwest Gas Corp.	130	3,396
WGL Holdings, Inc.	1,750	56,332

		120,419

GOLD MINING — 0.0%
Newmont Mining Corp.	1,400	36,876

GOLF — 0.1%
Callaway Golf Co.	5,600	58,576

HAZARDOUS WASTE DISPOSAL — 0.1%
American Ecology Corp.	1,000	17,540
Clean Harbors, Inc.†	430	28,195
Energy Solutions, Inc.	270	1,218

		46,953

HEALTH CARE COST CONTAINMENT — 0.0%
Corvel Corp.†	300	8,046

HEART MONITORS — 0.0%
Cardiac Science Corp.†	100	933

HOME FURNISHINGS — 0.1%
American Woodmark Corp.	320	5,933
Ethan Allen Interiors, Inc.	1,200	21,468
Furniture Brands International, Inc.	3,700	21,053
Kimball International, Inc., Class B	100	745
La-Z-Boy, Inc.	4,680	27,050
Sealy Corp.	2,500	8,075
Tempur-Pedic International, Inc.	3,390	26,476

		110,800

HOSPITAL BEDS/EQUIPMENT — 0.0%
Hill-Rom Holdings, Inc.	1,120	25,491

HOTELS/MOTELS — 0.1%
Marcus Corp.	600	8,418
Wyndham Worldwide Corp.	10,600	86,814

		95,232

HUMAN RESOURCES — 0.8%
Administaff, Inc.	2,270	45,377
AMN Healthcare Services, Inc.†	1,600	14,384
CDI Corp.	2,430	31,590
Cross Country Healthcare, Inc.†	980	11,094
Heidrick & Struggles International, Inc.	1,020	24,613
Hewitt Associates, Inc., Class A†	2,200	61,358
Hudson Highland Group, Inc.†	900	4,716
Kelly Services, Inc., Class A	1,500	21,360
Kenexa Corp.†	1,080	9,623
Kforce, Inc.†	530	4,171
Korn/Ferry International†	3,920	54,449
Manpower, Inc.	3,700	115,181
Monster Worldwide, Inc.†	9,330	132,859
MPS Group, Inc.†	8,850	68,942
On Assignment, Inc.†	1,500	9,750
Resources Connection, Inc.†	3,010	52,193
Robert Half International, Inc.	7,700	145,299
Spherion Corp.†	830	2,639
TrueBlue, Inc.†	3,110	25,906

		835,504

IDENTIFICATION SYSTEMS — 0.0%
Brady Corp., Class A	610	18,910
Cogent, Inc.†	2,910	26,597

		45,507

INDEPENDENT POWER PRODUCERS — 0.1%
Mirant Corp.†	3,240	56,765
Reliant Energy, Inc.†	11,200	58,800

		115,565

INDUSTRIAL AUDIO & VIDEO PRODUCTS — 0.0%
Dolby Laboratories, Inc., Class A†	1,200	37,884

INDUSTRIAL AUTOMATED/ROBOTIC — 0.2%
Cognex Corp.	2,110	33,802
Gerber Scientific, Inc.†	400	1,912
Nordson Corp.	2,150	79,400
Rockwell Automation, Inc.	2,400	66,408

		181,522

INSTRUMENTS-CONTROLS — 0.1%
Watts Water Technologies, Inc., Class A	350	9,251
Woodward Governor Co.	4,200	134,820

		144,071

INSTRUMENTS-SCIENTIFIC — 0.3%
Applied Biosystems, Inc.	6,000	184,980
FEI Co.†	160	3,362
Thermo Fisher Scientific, Inc.†	1,400	56,840
Varian, Inc.†	1,200	44,220

		289,402

INSURANCE BROKERS — 0.1%
Brown & Brown, Inc.	6,500	133,380
Willis Group Holdings, Ltd.	200	5,248

		138,628

INSURANCE-LIFE/HEALTH — 0.5%
American Equity Investment Life Holding Co.	3,500	15,820
Conseco, Inc.†	8,100	15,066
Delphi Financial Group, Inc., Class A	850	13,388
Lincoln National Corp.	2,200	37,928
Nationwide Financial Services, Inc., Class A	1,700	80,427
Presidential Life Corp.	200	1,876
Protective Life Corp.	2,450	20,457
Prudential Financial, Inc.	4,200	126,000
StanCorp Financial Group, Inc.	3,070	104,626
The Phoenix Cos., Inc.	1,620	10,481
Universal American Corp.†	800	7,080
Unum Group	3,400	53,550

		486,699

INSURANCE-MULTI-LINE — 0.9%
American Financial Group, Inc.	6,400	145,472
American National Insurance Co.	100	6,828
Cincinnati Financial Corp.	4,500	116,955
Citizens, Inc.†	260	2,207
CNA Financial Corp.	6,000	93,360
Genworth Financial, Inc., Class A	11,200	54,208
Hanover Insurance Group, Inc.	1,500	58,875
Hartford Financial Services Group, Inc.	1,500	15,480
HCC Insurance Holdings, Inc.	4,120	90,887
Horace Mann Educators Corp.	1,630	12,975
Loews Corp.	9,150	303,872
United Fire & Casualty Co.	100	2,317
Unitrin, Inc.	1,800	37,800

		941,236

INSURANCE-PROPERTY/CASUALTY — 2.0%
American Physicians Capital, Inc.	600	24,546
Amerisafe, Inc.†	1,900	32,756
Amtrust Financial Services, Inc.	1,200	11,784
Arch Capital Group, Ltd.†	1,200	83,700
Chubb Corp.	13,060	676,769
CNA Surety Corp.†	770	10,665
Employers Holdings, Inc.	2,440	31,134
Fidelity National Financial, Inc., Class A	7,820	70,458
First American Corp.	1,500	30,615
FPIC Insurance Group, Inc.†	800	35,808
Harleysville Group, Inc.	1,400	44,212
Infinity Property & Casualty Corp.	1,300	51,766
LandAmerica Financial Group, Inc.	1,250	12,313
Meadowbrook Insurance Group, Inc.	700	3,689
National Interstate Corp.	30	525
Navigators Group, Inc.†	190	9,597
OneBeacon Insurance Group, Ltd.	1,400	19,320
Philadelphia Consolidated Holding Co.†	3,900	228,111
PMA Capital Corp., Class A†	1,000	4,620
ProAssurance Corp.†	1,400	76,930
RLI Corp.	800	45,912
Safety Insurance Group, Inc.	1,300	49,387
Selective Insurance Group, Inc.	2,900	68,875
State Auto Financial Corp.	700	18,438
Stewart Information Services Corp.	100	1,660
The Travelers Cos., Inc.	5,900	251,045
United America Indemnity, Ltd. Class A†	200	2,396
W.R. Berkley Corp.	6,000	157,620
Zenith National Insurance Corp.	1,070	35,160

		2,089,811

INSURANCE-REINSURANCE — 1.5%
Aspen Insurance Holdings, Ltd.	5,500	126,280
Axis Capital Holdings, Ltd.	6,900	196,512
Berkshire Hathaway, Inc., Class B†	136	522,240
Endurance Specialty Holdings, Ltd.	3,170	95,861
Everest Re Group, Ltd.	530	39,591
IPC Holdings, Ltd.	2,610	72,062
Max Re Capital, Ltd.	3,100	49,445
Montpelier Re Holdings, Ltd.	2,110	30,194
Odyssey Re Holdings Corp.	2,980	117,531
PartnerRe, Ltd.	1,700	115,073
Platinum Underwriters Holdings, Ltd.	3,100	98,394
Reinsurance Group of America, Inc.	300	11,202
RenaissanceRe Holdings, Ltd.	1,500	68,850

		1,543,235

INTERNET APPLICATION SOFTWARE — 0.1%
Art Technology Group, Inc.†	1,000	1,950
eResearch Technology, Inc.†	2,100	13,566
Interwoven, Inc.†	2,500	31,525
RealNetworks, Inc.†	1,400	5,992
S1 Corp.†	4,760	29,845
Vignette Corp.†	2,700	21,924
Vocus, Inc.†	800	13,464

		118,266

INTERNET CONNECTIVITY SERVICES — 0.0%
Cogent Communications Group, Inc.†	1,070	5,115

INTERNET CONTENT-ENTERTAINMENT — 0.0%
Limelight Networks, Inc.†	100	238

INTERNET CONTENT-INFORMATION/NEWS — 0.0%
Loopnet, Inc.†	1,020	7,721
The Knot, Inc.†	370	2,553
WebMD Health Corp., Class A†	20	447

		10,721

INTERNET FINANCIAL SERVICES — 0.0%
Online Resources Corp.†	100	350
Thinkorswim Group, Inc.†	1,000	8,000

		8,350

INTERNET INFRASTRUCTURE EQUIPMENT — 0.1%
Avocent Corp.†	3,990	59,930

INTERNET INFRASTRUCTURE SOFTWARE — 0.3%
Akamai Technologies, Inc.†	3,200	46,016
AsiaInfo Holdings, Inc.†	2,000	21,980
F5 Networks, Inc.†	5,330	132,291
TIBCO Software, Inc.†	18,460	95,069

		295,356

INTERNET SECURITY — 0.7%
Secure Computing Corp.†	3,900	22,074
SonicWALL, Inc.†	730	3,270
Symantec Corp.†	53,300	670,514
VeriSign, Inc.†	3,060	64,872

		760,730

INTERNET TELEPHONE — 0.1%
j2 Global Communications, Inc.†	4,050	65,286

INTIMATE APPAREL — 0.1%
The Warnaco Group, Inc.†	3,000	89,430

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.4%
BlackRock, Inc.	500	65,670
Franklin Resources, Inc.	1,900	129,200
Invesco, Ltd.	900	13,419
Legg Mason, Inc.	2,400	53,256
T. Rowe Price Group, Inc.	2,450	96,873

		358,418

LASERS-SYSTEM/COMPONENTS — 0.1%
Coherent, Inc.†	2,100	53,130
Cymer, Inc.†	1,900	46,493
Electro Scientific Industries, Inc.†	300	2,511
Newport Corp.†	1,550	11,145
Rofin-Sinar Technologies, Inc.†	700	15,603

		128,882

LEISURE PRODUCTS — 0.1%
Brunswick Corp.	8,006	27,781
WMS Industries, Inc.†	1,960	49,000

		76,781

LINEN SUPPLY & RELATED ITEMS — 0.0%
G&K Services, Inc., Class A	900	20,331
UniFirst Corp.	500	16,315

		36,646

MACHINE TOOLS & RELATED PRODUCTS — 0.2%
Kennametal, Inc.	5,600	118,832
Lincoln Electric Holdings, Inc.	2,400	103,560
Thermadyne Hldgs Corp.†	430	3,874

		226,266

MACHINERY-CONSTRUCTION & MINING — 0.4%
Caterpillar, Inc.	8,280	316,048
Joy Global, Inc.	2,050	59,409

		375,457

MACHINERY-ELECTRICAL — 0.1%
Baldor Electric Co.	3,830	67,255

MACHINERY-FARMING — 0.0%
Deere & Co.	1,000	38,560

MACHINERY-GENERAL INDUSTRIAL — 0.5%
Altra Holdings, Inc.†	800	7,152
Applied Industrial Technologies, Inc.	2,800	56,532
Chart Industries, Inc.†	860	11,713
DXP Enterprises, Inc.†	600	8,376
Gardner Denver, Inc.†	4,000	102,480
IDEX Corp.	5,200	120,536
Kadant, Inc.†	1,000	16,440
Robbins & Myers, Inc.	1,400	28,560
Roper Industries, Inc.	1,400	63,490
Sauer-Danfoss, Inc.	100	1,025
The Manitowoc Co., Inc.	3,700	36,408
Twin Disc, Inc.	100	775
Wabtec Corp.	1,380	54,869

		508,356

MACHINERY-MATERIAL HANDLING — 0.0%
Cascade Corp.	400	13,204
Columbus McKinnon Corp.†	1,500	21,060
NACCO, Industries, Inc., Class A	100	6,161

		40,425

MACHINERY-PRINT TRADE — 0.1%
Zebra Technologies Corp., Class A†	3,900	78,936

MACHINERY-PUMPS — 0.1%
Gorman-Rupp Co.	1,000	31,450
Graco, Inc.	790	19,537
Tecumseh Products Co., Class A†	1,500	27,780

		78,767

MEDICAL IMAGING SYSTEMS — 0.0%
IRIS International, Inc.†	200	2,230

MEDICAL INFORMATION SYSTEMS — 0.0%
Computer Programs & Systems, Inc.	290	8,030

MEDICAL INSTRUMENTS — 0.1%
AngioDynamics, Inc.†	400	5,040
Boston Scientific Corp.†	300	2,709
CONMED Corp.†	800	20,960
CryoLife, Inc.†	1,300	17,420
Datascope Corp.	600	30,102
Kensey Nash Corp.†	1,100	27,929
Natus Medical, Inc.†	1,100	16,830
Symmetry Medical, Inc.†	400	5,168

		126,158

MEDICAL LABS & TESTING SERVICES — 0.0%
Life Sciences Research, Inc.†	360	6,638

MEDICAL LASER SYSTEMS — 0.0%
Palomar Medical Technologies, Inc.†	200	2,288

MEDICAL PRODUCTS — 1.5%
Cyberonics, Inc.†	1,800	22,932
Exactech, Inc.†	700	14,140
Hanger Orthopedic Group, Inc.†	2,000	33,320
Invacare Corp.	1,040	18,917
Johnson & Johnson	22,870	1,402,846
Luminex Corp.†	500	9,325
Synovis Life Technologies, Inc.†	500	8,745
Vnus Medical Technologies, Inc.†	800	12,344
Zoll Medical Corp.†	1,000	24,080

		1,546,649

MEDICAL STERILIZATION PRODUCTS — 0.0%
STERIS Corp.	1,060	36,082

MEDICAL-BIOMEDICAL/GENE — 0.7%
Amgen, Inc.†	7,050	422,224
BioMimetic Therapeutics, Inc.†	100	818
Celera Corp.†	100	1,131
Celldex Therapeutics, Inc.†	100	775
Dendreon Corp.†	2,200	10,824
Emergent Biosolutions, Inc.†	1,400	25,214
Enzon Pharmaceuticals, Inc.†	2,800	13,916
Genentech, Inc.†	1,900	157,586

Geron Corp.†	600	2,388
GTx, Inc.†	600	8,472
Human Genome Sciences, Inc.†	600	1,938
Ligand Pharmaceuticals, Inc. Class B†	100	207
Martek Biosciences Corp.	1,640	48,921
Momenta Pharmaceuticals, Inc.†	1,600	14,576
PDL BioPharma, Inc.	4,980	48,555
Seattle Genetics, Inc.†	10	103

		757,648

MEDICAL-DRUGS — 2.7%
Abbott Laboratories	1,300	71,695
Array Biopharma, Inc.†	200	984
Cubist Pharmaceuticals, Inc.†	1,930	49,003
Eli Lilly & Co.	5,800	196,156
Endo Pharmaceuticals Holdings, Inc.†	6,600	122,100
Forest Laboratories, Inc.†	3,410	79,214
K-V Pharmaceutical Co., Class A†	200	3,400
King Pharmaceuticals, Inc.†	18,800	165,252
Medicis Pharmaceutical Corp., Class A	4,520	64,500
Medivation, Inc.†	200	3,754
Merck & Co., Inc.	19,190	593,931
Pain Therapeutics, Inc.†	900	8,226
Pfizer, Inc.	69,590	1,232,439
PharMerica Corp.†	1,800	36,954
Pozen, Inc.†	500	3,085
Progenics Pharmaceuticals, Inc.†	700	7,007
Salix Pharmaceuticals, Ltd.†	700	6,440
Sepracor, Inc.†	5,510	73,393
Vivus, Inc.†	500	3,045
Wyeth	1,900	61,142

		2,781,720

MEDICAL-GENERIC DRUGS — 0.2%
Alpharma, Inc., Class A†	1,900	59,489
Watson Pharmaceuticals, Inc.†	5,560	145,505

		204,994

MEDICAL-HMO — 1.6%
Aetna, Inc.	21,300	529,731
AMERIGROUP Corp.†	2,500	62,500
Centene Corp.†	4,020	75,737
CIGNA Corp.	3,030	49,389
Coventry Health Care, Inc.†	2,400	31,656
Health Net, Inc.†	4,500	57,960
Healthspring, Inc.†	4,830	79,791
Molina Healthcare, Inc.†	1,500	33,405
UnitedHealth Group, Inc.	130	3,085
WellCare Health Plans, Inc.†	1,560	37,705
WellPoint, Inc.†	17,100	664,677

		1,625,636

MEDICAL-HOSPITALS — 0.1%
LifePoint Hospitals, Inc.†	3,600	86,292
MedCath Corp.†	610	9,406
Universal Health Services, Inc., Class B	900	37,836

		133,534

MEDICAL-NURSING HOMES — 0.0%
Assisted Living Concepts, Inc. Class A†	300	1,491
Kindred Healthcare, Inc.†	2,590	37,529
Skilled Healthcare Group, Inc. Class A†	300	3,684

		42,704

MEDICAL-OUTPATIENT/HOME MEDICAL — 0.1%
Almost Family, Inc.†	300	14,448
Gentiva Health Services, Inc.†	900	24,435
Lincare Holdings, Inc.†	2,300	60,605
Odyssey HealthCare, Inc.†	1,900	18,221
Res-Care, Inc.†	600	9,246

		126,955

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.0%
Cardinal Health, Inc.	900	34,380

METAL PROCESSORS & FABRICATION — 0.5%
Ampco-Pittsburgh Corp.	1,050	24,822
CIRCOR International, Inc.	1,120	34,328
Commercial Metals Co.	3,300	36,630
Haynes International, Inc.†	630	15,945
Ladish Co,. Inc.†	100	1,703
LB Foster Co., Class A†	280	7,700
Mueller Industries, Inc.	3,210	73,413
NN, Inc.	1,100	7,931
Precision Castparts Corp.	2,080	134,805
Sun Hydraulics Corp.	800	16,752
Timken Co.	6,100	96,868
Worthington Industries, Inc.	6,800	82,076

		532,973

METAL PRODUCTS-DISTRIBUTION — 0.0%
A.M. Castle & Co.	1,500	18,255

METAL-ALUMINUM — 0.5%
Alcoa, Inc.	39,400	453,494
Century Aluminum Co.†	4,350	54,679
Kaiser Aluminum Corp.	1,100	36,916

		545,089

METAL-COPPER — 0.5%
Southern Copper Corp.	37,960	552,698

METAL-DIVERSIFIED — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	16,500	480,150

MISCELLANEOUS MANUFACTURING — 0.0%
John Bean Technologies Corp.	669	5,606
Movado Group, Inc.	400	6,084

		11,690

MOTION PICTURES & SERVICES — 0.2%
Ascent Media Corp., Class A†	130	3,288
DreamWorks Animation SKG, Inc., Class A†	6,000	168,600

		171,888

MRI/MEDICAL DIAGNOSTIC IMAGING — 0.0%
Alliance Imaging, Inc.†	1,400	11,410

MULTILEVEL DIRECT SELLING — 0.0%
Nu Skin Enterprises, Inc., Class A	1,720	22,171

MULTIMEDIA — 1.8%
E.W. Scripps Co. Class A	3,600	16,740
Entravision Communications Corp., Class A†	910	1,720
FactSet Research Systems, Inc.	770	29,868
Journal Communications, Inc., Class A	900	2,250
Liberty Media Corp. — Entertainment, Series A†	2,700	43,470
Media General, Inc., Class A	700	5,341
Meredith Corp.	3,990	77,286
News Corp., Class A	30,300	322,392
The McGraw-Hill Cos., Inc.	4,450	119,438
The Walt Disney Co.	12,100	313,390
Time Warner, Inc.	91,200	920,208

Viacom, Inc., Class B†	2,100	42,462

		1,894,565

MUSIC — 0.0%
Steinway Musical Instruments, Inc.†	500	11,130
Warner Music Group Corp.	2,452	10,151

		21,281

NETWORKING PRODUCTS — 1.7%
3Com Corp.†	8,200	22,386
Acme Packet, Inc.†	420	1,991
Adaptec, Inc.†	5,390	17,302
Anixter International, Inc.†	1,300	43,693
Atheros Communications, Inc.†	1,840	33,065
BigBand Networks, Inc.†	390	1,443
Black Box Corp.	600	18,246
Cisco Systems, Inc.†	82,440	1,464,958
Extreme Networks, Inc.†	438	806
Ixia†	2,130	14,186
Parkervision, Inc.†	1,300	6,513
Polycom, Inc.†	4,700	98,747
Switch & Data Facilities Co., Inc.†	200	1,884

		1,725,220

NON-FERROUS METALS — 0.1%
Brush Engineered Materials, Inc.†	560	6,871
RTI International Metals, Inc.†	4,250	67,108

		73,979

NON-HAZARDOUS WASTE DISPOSAL — 0.2%
Allied Waste Industries, Inc.†	900	9,378
Casella Waste Systems, Inc., Class A†	800	4,032
Waste Management, Inc.	5,790	180,822
Waste Services, Inc.†	160	957

		195,189

OFFICE AUTOMATION & EQUIPMENT — 0.6%
Pitney Bowes, Inc.	2,990	74,092
Xerox Corp.	69,800	559,796

		633,888

OFFICE FURNISHINGS-ORIGINAL — 0.3%
Herman Miller, Inc.	5,400	118,800
HNI Corp.	3,540	64,853
Interface, Inc. Class A	3,420	24,111
Knoll, Inc.	2,970	42,946
Steelcase, Inc., Class A	8,550	79,515

		330,225

OFFICE SUPPLIES & FORMS — 0.0%
ACCO Brands Corp.†	3,520	9,926
The Standard Register Co	2,320	18,862

		28,788

OIL & GAS DRILLING — 1.4%
Bronco Drilling Co., Inc.†	70	540
Diamond Offshore Drilling, Inc.	500	44,400
ENSCO International, Inc.	1,770	67,278
Grey Wolf, Inc.†	9,400	60,348
Helmerich & Payne, Inc.	1,810	62,101
Nabors Industries, Ltd. †	3,900	56,082
Noble Corp.	19,700	634,537
Parker Drilling Co. †	6,670	34,150
Patterson-UTI Energy, Inc.	6,900	91,563
Pioneer Drilling Co. †	1,800	13,932
Pride International, Inc.†	3,110	58,437
Transocean, Inc.†	3,300	271,689
Unit Corp.†	2,500	93,850

		1,488,907

OIL COMPANIES-EXPLORATION & PRODUCTION — 4.9%
Abraxas Petroleum Corp.†	2,000	4,400
Anadarko Petroleum Corp.	19,800	698,940
Apache Corp.	12,000	987,960
ATP Oil & Gas Corp.†	2,880	34,675
Berry Petroleum Co., Class A	3,320	77,356
Bill Barrett Corp.†	1,100	22,440
BPZ Energy, Inc.†	200	1,980
Brigham Exploration Co. †	2,600	20,384
Callon Petroleum Co. †	2,000	20,640
Chesapeake Energy Corp.	600	13,182
Cimarex Energy Co.	2,200	89,012
Delta Petroleum Corp.†	1,600	15,040
Denbury Resources, Inc.†	6,900	87,699
Devon Energy Corp.	3,100	250,666
Energy Partners, Ltd. †	3,360	14,515
Gasco Energy, Inc.†	2,600	2,080
Georesources Inc.†	900	13,446
Mariner Energy, Inc.†	6,430	92,528
Meridian Resource Corp.†	2,800	3,304
Noble Energy, Inc.	13,900	720,298
Occidental Petroleum Corp.	23,600	1,310,744
Plains Exploration & Production Co. †	4,100	115,620
Rosetta Resources, Inc.†	3,630	38,296
Stone Energy Corp.†	3,499	106,160
Swift Energy Co. †	2,600	83,408
Vaalco Energy, Inc.†	1,000	5,300
W&T Offshore, Inc.	4,500	86,265
XTO Energy, Inc.	4,300	154,585

		5,070,923

OIL COMPANIES-INTEGRATED — 9.8%
Chevron Corp.	32,580	2,430,468
ConocoPhillips	28,100	1,461,762
Delek US Holdings, Inc.	1,100	6,149
Exxon Mobil Corp.	58,460	4,333,055
Hess Corp.	12,600	758,646
Marathon Oil Corp.	28,200	820,620
Murphy Oil Corp.	6,970	352,961

		10,163,661

OIL FIELD MACHINERY & EQUIPMENT — 0.3%
Complete Production Services, Inc.†	2,890	35,807
Dresser-Rand Group, Inc.†	4,900	109,760
Gulf Island Fabrication, Inc.	1,410	27,791
Lufkin Industries, Inc.	550	28,776
National-Oilwell Varco, Inc.†	3,240	96,844
Natural Gas Services Group, Inc.†	900	11,925

		310,903

OIL REFINING & MARKETING — 0.7%
CVR Energy, Inc.†	2,980	11,831
Frontier Oil Corp.	2,960	39,102
Holly Corp.	780	15,311
Sunoco, Inc.	2,030	61,915
Tesoro Corp.	3,550	34,328
Valero Energy Corp.	26,800	551,544
Western Refining, Inc.	2,400	16,008

		730,039

OIL-FIELD SERVICES — 1.1%
Allis-Chalmers Energy, Inc.†	900	6,084
Baker Hughes, Inc.	3,600	125,820
Basic Energy Services, Inc.†	1,470	20,110
BJ Services Co.	4,730	60,781
Halliburton Co.	8,520	168,611
Key Energy Services, Inc.†	6,230	38,626
Matrix Service Co. †	400	4,900

Newpark Resources, Inc.†	4,300	24,725
North American Energy Partners, Inc.†	1,400	5,684
Oil States International, Inc.†	4,750	109,867
Schlumberger, Ltd.	5,600	289,240
SEACOR Holdings, Inc.†	1,420	95,381
Superior Energy Services, Inc.†	2,010	42,853
TETRA Technologies, Inc.†	1,100	7,656
Union Drilling, Inc.†	1,920	10,522
Weatherford International, Ltd †	9,640	162,723

		1,173,583

PAPER & RELATED PRODUCTS — 0.2%
Buckeye Technologies, Inc.†	1,370	8,069
Domtar Corp.†	13,300	32,984
Glatfelter	2,200	22,682
International Paper Co.	6,180	106,420
MeadWestvaco Corp.	1,600	22,448
Mercer International, Inc. SBI†	700	1,960
Neenah Paper, Inc.	690	6,231
Schweitzer-Mauduit International, Inc.	100	1,672
Smurfit-Stone Container Corp.†	8,200	11,070
Verso Paper Corp.	200	310
Wausau Paper Corp.	2,520	23,335
Xerium Technologies, Inc.	2,100	8,169

		245,350

PATIENT MONITORING EQUIPMENT — 0.0%
Somanetics Corp.†	1,130	21,188

PHARMACY SERVICES — 0.1%
Catalyst Health Solutions, Inc.†	1,100	18,557
Omnicare, Inc.	2,000	55,140

		73,697

PHYSICAL THERAPY/REHABILITATION CENTERS — 0.0%
RehabCare Group, Inc.†	1,700	29,121

PHYSICIANS PRACTICE MANAGEMENT — 0.0%
Healthways, Inc.†	200	2,020

PIPELINES — 0.1%
Enbridge Energy Management, LLC†	102	3,834
Spectra Energy Corp.	3,100	59,923

		63,757

POULTRY — 0.0%
Pilgrim’s Pride Corp.	1,200	1,308

POWER CONVERTER/SUPPLY EQUIPMENT — 0.1%
Advanced Energy Industries, Inc.†	3,280	34,998
C&D Technologies, Inc.†	1,400	4,900
Hubbell, Inc., Class B	1,220	43,761
Powell Industries, Inc.†	600	11,106
Vicor Corp.	250	1,748

		96,513

PRINTING-COMMERCIAL — 0.2%
Bowne & Co., Inc.	700	5,453
Cenveo, Inc.†	1,140	5,506
Consolidated Graphics, Inc.†	600	7,806
R R Donnelley & Sons Co.	7,900	130,903

		149,668

PRIVATE CORRECTIONS — 0.0%
Cornell Cos., Inc.†	800	18,216

PROTECTION/SAFETY — 0.0%
Landauer, Inc.	500	27,030

PUBLISHING-BOOKS — 0.0%
Courier Corp.	110	1,915
Scholastic Corp.	1,800	33,426

		35,341

PUBLISHING-NEWSPAPERS — 0.1%
Gannett Co., Inc.	5,400	59,400
McClatchy Co., Class A	1,800	5,526

		64,926

RACETRACKS — 0.1%
Churchill Downs, Inc.	100	3,798
International Speedway Corp, Class A	1,500	47,085
Speedway Motorsports, Inc.	1,600	25,520

		76,403

RADIO — 0.0%
Cox Radio, Inc., Class A†	2,200	11,990
Entercom Communications Corp, Class A	1,100	737

		12,727

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.0%
Avatar Holdings, Inc.†	100	3,395
Forestar Real Estate Group, Inc.†	100	875
Hilltop Holdings, Inc.†	200	1,880

		6,150

RECREATIONAL CENTERS — 0.0%
Town Sports International Holdings, Inc.†	400	996

RECREATIONAL VEHICLES — 0.0%
Polaris Industries, Inc.	800	26,936

RENTAL AUTO/EQUIPMENT — 0.3%
Avis Budget Group, Inc.†	7,400	12,136
H&E Equipment Services, Inc.†	530	3,021
Hertz Global Holdings, Inc.†	15,500	111,445
McGrath RentCorp.	200	4,548
Rent-A-Center, Inc.†	3,800	55,480
RSC Holdings, Inc.†	570	4,184
United Rentals, Inc.†	7,617	78,074

		268,888

RESEARCH & DEVELOPMENT — 0.1%
Albany Molecular Research, Inc.†	1,500	18,975
Exponent, Inc.†	1,000	29,430
Pharmaceutical Product Development, Inc.	310	9,604

		58,009

RESORT/THEME PARKS — 0.0%
Vail Resorts, Inc.†	750	24,945

RETAIL-APPAREL/SHOE — 1.7%
Abercrombie & Fitch Co., Class A	1,700	49,232
Aeropostale, Inc.†	3,500	84,735
American Eagle Outfitters, Inc.	9,800	108,976
AnnTaylor Stores Corp.†	6,510	81,831
Bebe Stores, Inc.	4,100	36,326
Brown Shoe Co., Inc.	5,030	53,016
Cato Corp, Class A	1,800	27,936
Charlotte Russe Holding, Inc.†	1,440	12,168
Charming Shoppes, Inc.†	3,390	3,729
Christopher & Banks Corp.	1,200	6,264
Dress Barn, Inc.†	5,830	55,735
Foot Locker, Inc.	5,410	79,094
Genesco, Inc.†	2,400	59,544
Gymboree Corp.†	600	15,516
Hanesbrands, Inc.†	300	5,241
Hot Topic, Inc.†	4,230	27,410

Kenneth Cole Productions, Inc. Class A	430	5,710
Limited Brands, Inc.	12,400	148,552
Liz Claiborne, Inc.	10,570	86,146
Men’s Wearhouse, Inc.	2,740	41,895
New York & Co., Inc.†	3,300	9,306
Nordstrom, Inc.	1,800	32,562
Pacific Sunwear of California, Inc.†	5,170	17,681
Phillips-Van Heusen Corp.	1,380	33,824
Ross Stores, Inc.	2,560	83,687
Stage Stores, Inc.	1,500	11,565
Talbots, Inc.	2,840	27,860
The Children’s Place Retail Stores, Inc.†	2,800	93,604
The Finish Line, Inc., Class A	7,500	71,775
The Gap, Inc.	28,700	371,378
Tween Brands, Inc.†	2,100	17,892
Urban Outfitters, Inc.†	1,200	26,088
Wet Seal, Inc., Class A†	6,100	17,934

		1,804,212

RETAIL-APPLIANCES — 0.0%
Conn’s, Inc.†	600	8,130

RETAIL-AUTO PARTS — 0.0%
PEP Boys-Manny Moe & Jack	2,390	11,520

RETAIL-AUTOMOBILE — 0.2%
America’s Car-Mart, Inc.†	600	9,798
Asbury Automotive Group, Inc.	1,900	6,175
AutoNation, Inc.†	14,700	100,989
Copart, Inc.†	300	10,470
Penske Auto Group, Inc.	3,700	30,303
Rush Enterprises, Inc., Class A†	1,900	17,803
Sonic Automotive, Inc.	1,670	8,567

		184,105

RETAIL-BOOKSTORES — 0.0%
Barnes & Noble, Inc.	1,900	35,872
Borders Group, Inc.	2,470	8,373

		44,245

RETAIL-BUILDING PRODUCTS — 0.1%
Home Depot, Inc.	2,500	58,975
Lowe’s Cos., Inc.	1,700	36,890
Lumber Liquidators, Inc.†	700	5,831

		101,696

RETAIL-CATALOG SHOPPING — 0.1%
Coldwater Creek, Inc.†	2,440	8,760
MSC Industrial Direct Co., Inc., Class A	2,000	71,720

		80,480

RETAIL-COMPUTER EQUIPMENT — 0.0%
PC Connection, Inc.†	500	3,020
Systemax, Inc.	1,300	18,408

		21,428

RETAIL-CONSUMER ELECTRONICS — 0.6%
Best Buy Co., Inc.	17,300	463,813
RadioShack Corp.	8,400	106,344

		570,157

RETAIL-CONVENIENCE STORE — 0.1%
Casey’s General Stores, Inc.	1,530	46,206
The Pantry, Inc.†	2,160	47,563

		93,769

RETAIL-DISCOUNT — 1.0%
Big Lots, Inc.†	9,200	224,756
Citi Trends, Inc.†	1,730	28,943
Dollar Tree, Inc.†	3,500	133,070
Fred’s, Inc.	5,990	73,377
HSN, Inc.†	1,860	11,439
Wal-Mart Stores, Inc.	10,500	586,005

		1,057,590

RETAIL-DRUG STORE — 0.1%
CVS Caremark Corp.	4,400	134,860

RETAIL-FABRIC STORE — 0.1%
Jo-Ann Stores, Inc.†	3,800	72,808

RETAIL-GARDENING PRODUCTS — 0.1%
Tractor Supply Co. †	2,700	112,212

RETAIL-HAIR SALONS — 0.0%
Regis Corp.	1,500	18,555

RETAIL-HOME FURNISHINGS — 0.0%
Haverty Furniture Cos., Inc.	2,120	20,861

RETAIL-JEWELRY — 0.1%
Zale Corp.†	3,220	54,933

RETAIL-MAIL ORDER — 0.1%
Williams-Sonoma, Inc.	7,130	59,036

RETAIL-MAJOR DEPARTMENT STORES — 0.0%
TJX Cos., Inc.	1,200	32,112

RETAIL-OFFICE SUPPLIES — 0.1%
Office Depot, Inc.†	12,900	46,440
OfficeMax, Inc.	5,200	41,860

		88,300

RETAIL-PAWN SHOPS — 0.2%
Cash America International, Inc.	2,700	95,499
Ezcorp, Inc., Class A†	2,490	39,442
First Cash Financial Services, Inc.†	1,760	27,051

		161,992

RETAIL-PERFUME & COSMETICS — 0.0%
Sally Beauty Holdings Inc.†	7,360	37,389

RETAIL-PET FOOD & SUPPLIES — 0.0%
PetMed Express, Inc.†	1,600	28,256

RETAIL-REGIONAL DEPARTMENT STORES — 0.2%
Dillard’s, Inc., Class A	8,710	46,424
Kohl’s Corp.†	1,000	35,130
Macy’s, Inc.	6,700	82,343
Retail Ventures, Inc.†	100	206

		164,103

RETAIL-RESTAURANTS — 0.4%
BJ’s Restaurants, Inc.†	190	1,689
Bob Evans Farms, Inc.	1,900	39,672
Brinker International, Inc.	2,600	24,180
California Pizza Kitchen, Inc.†	1,610	15,730
CBRL Group, Inc.	2,200	43,824
CEC Entertainment, Inc.†	3,210	82,433
Chipotle Mexican Grill, Inc., Class B†	100	4,277
CKE Restaurants, Inc.	3,100	26,319
Denny’s Corp.†	6,560	11,742
DineEquity, Inc.	540	9,736
Jack in the Box, Inc.†	4,360	87,636
Krispy Kreme Doughnuts, Inc.†	1,200	3,312
McDonald’s Corp.	140	8,110
O’Charley’s, Inc.	200	1,500
Panera Bread Co., Class A†	310	13,987
Red Robin Gourmet Burgers, Inc.†	200	3,038
Ruby Tuesday, Inc.†	2,900	6,989

The Steak n Shake Co. †	1,190	6,129

		390,303

RETAIL-SPORTING GOODS — 0.0%
Big 5 Sporting Goods Corp.	100	628
Hibbett Sports, Inc.†	1,600	28,496

		29,124

RETAIL-VIDEO RENTALS — 0.0%
Blockbuster, Inc., Class A†	7,270	11,050

RETIREMENT/AGED CARE — 0.0%
Brookdale Senior Living, Inc.	1,560	13,447

RUBBER-TIRES — 0.1%
Cooper Tire & Rubber Co.	4,500	34,335
The Goodyear Tire & Rubber Co. †	4,690	41,835

		76,170

RUBBER/PLASTIC PRODUCTS — 0.0%
Myers Industries, Inc.	840	8,879

SATELLITE TELECOM — 0.1%
EchoStar Corp., Class A†	2,750	53,405

SAVINGS & LOANS/THRIFTS — 0.1%
Anchor BanCorp Wisconsin, Inc.	400	2,280
Brookline Bancorp, Inc.	500	5,850
Dime Community Bancshares	2,300	38,410
First Place Financial Corp.	700	4,809
Flagstar Bancorp, Inc.	400	760
Flushing Financial Corp.	1,400	21,770
OceanFirst Financial Corp.	500	8,295
Provident Financial Services, Inc.	2,000	29,320
Provident New York Bancorp, Inc.	900	10,836

		122,330

SCHOOLS — 0.1%
Career Education Corp.†	2,490	39,367
Corinthian Colleges, Inc.†	620	8,854
Universal Technical Institute, Inc.†	610	10,065

		58,286

SEISMIC DATA COLLECTION — 0.0%
Dawson Geophysical Co. †	200	4,906

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 0.7%
Analog Devices, Inc.	8,800	187,968
Atmel Corp.†	16,800	69,720
Cirrus Logic, Inc.†	5,650	32,431
Emulex Corp.†	8,840	83,980
Exar Corp.†	1,220	8,150
Integrated Device Technology, Inc.†	15,670	99,661
Linear Technology Corp.	2,640	59,875
Marvell Technology Group, Ltd. †	17,200	119,712
Micrel, Inc.	8,410	61,813
Pericom Semiconductor Corp.†	2,100	16,380
Techwell, Inc.†	200	1,752

		741,442

SEMICONDUCTOR EQUIPMENT — 1.2%
Applied Materials, Inc.	45,900	592,569
ATMI, Inc.†	1,600	19,456
Brooks Automation, Inc.†	3,740	25,619
Cabot Microelectronics Corp.†	2,500	71,825
Cohu, Inc.	100	1,414
Entegris, Inc.†	17,180	46,214
KLA-Tencor Corp.	6,100	141,825
Kulicke and Soffa Industries, Inc.†	1,340	3,940
Mattson Technology, Inc.†	500	1,310
MKS Instruments, Inc.†	5,500	102,025
Novellus Systems, Inc.†	3,400	53,720
Rudolph Technologies, Inc.†	370	1,239
Teradyne, Inc.†	16,090	82,059
Ultratech, Inc.†	2,860	43,129
Varian Semiconductor Equipment Associates, Inc.†	1,040	20,405
Veeco Instruments, Inc.†	800	6,192
Verigy, Ltd. †	2,380	34,510

		1,247,451

STEEL PIPE & TUBE — 0.0%
Mueller Water Products, Inc., Class A	2,590	18,130
Northwest Pipe Co. †	500	14,365

		32,495

STEEL-PRODUCERS — 1.2%
AK Steel Holding Corp.	5,500	76,560
Carpenter Technology Corp.	2,780	50,318
General Steel Holdings, Inc.†	470	2,228
Nucor Corp.	20,800	842,608
Olympic Steel, Inc.	1,300	29,718
Reliance Steel & Aluminum Co.	3,400	85,136
Schnitzer Steel Industries, Inc., Class A	2,990	80,520
United States Steel Corp.	2,600	95,888

		1,262,976

STEEL-SPECIALTY — 0.1%
Allegheny Technologies, Inc.	1,970	52,284
Universal Stainless & Alloy Products, Inc.†	100	1,843

		54,127

TELECOM EQUIPMENT-FIBER OPTICS — 0.1%
Avanex Corp.†	440	1,364
Ciena Corp.†	4,700	45,167
Finisar Corp.†	1,970	1,202
JDS Uniphase Corp.†	17,100	93,366
Oplink Communications, Inc.†	450	3,654

		144,753

TELECOM SERVICES — 0.6%
Amdocs, Ltd. †	7,600	171,456
Cbeyond, Inc.†	450	5,409
Embarq Corp.	5,000	150,000
Global Crossing Ltd†	490	3,263
Harris Stratex Networks, Inc.†	420	2,785
Iowa Telecommunications Services, Inc.	2,700	40,824
Knology, Inc.†	540	2,614
MasTec, Inc.†	3,860	33,659
NeuStar, Inc., Class A†	1,300	25,610
NTELOS Holdings Corp.	2,220	57,720
PAETEC Holding Corp.†	760	684
Premiere Global Services, Inc.†	4,900	48,755
TW Telecom, Inc.†	4,040	28,603
USA Mobility, Inc.†	890	8,588

		579,970

TELECOMMUNICATION EQUIPMENT — 0.3%
ADTRAN, Inc.	2,260	34,352
Comtech Telecommunications Corp.†	320	15,494
Harris Corp.	500	17,975
Plantronics, Inc.	5,650	81,586
Tekelec†	4,080	51,775
Tellabs, Inc.†	28,170	119,441

UTStarcom, Inc.†	1,100	2,618

		323,241

TELEPHONE-INTEGRATED — 2.2%
AT&T, Inc.	53,990	1,445,312
Atlantic Tele-Network, Inc.	600	14,598
CenturyTel, Inc.	230	5,775
Cincinnati Bell, Inc.†	6,100	14,579
General Communication, Inc., Class A†	430	3,302
Qwest Communications International, Inc.	24,430	69,870
Shenandoah Telecom Co.	70	1,678
Sprint Nextel Corp.	56,800	177,784
Telephone and Data Systems, Inc.	4,500	120,825
Verizon Communications, Inc.	14,750	437,633
Windstream Corp.	4,820	36,198

		2,327,554

TELEVISION — 0.5%
Belo Corp., Class A	6,400	13,632
CBS Corp., Class B	48,500	470,935
Lin TV Corp., Class A†	1,160	1,984

		486,551

TEXTILE-APPAREL — 0.0%
Perry Ellis International, Inc.†	1,960	19,188
Unifi, Inc.†	1,420	6,816

		26,004

THEATERS — 0.0%
National CineMedia, Inc.	500	4,050

THERAPEUTICS — 0.0%
Allos Therapeutics, Inc.†	700	5,117
CV Therapeutics, Inc.†	1,200	11,196
Mannkind Corp.†	1,220	4,587
Nabi Biopharmaceuticals†	300	1,176
Warner Chilcott, Ltd., Class A†	810	11,235

		33,311

TOBACCO — 0.7%
Philip Morris International, Inc.	14,820	644,226
Universal Corp.	2,570	101,746

		745,972

TOOLS-HAND HELD — 0.2%
Snap-on, Inc.	3,500	129,325
The Stanley Works	2,200	72,028

		201,353

TOYS — 0.1%
JAKKS Pacific, Inc.†	2,400	53,688
Leapfrog Enterprises, Inc.†	4,400	29,700

		83,388

TRANSACTIONAL SOFTWARE — 0.0%
Bottomline Technologies, Inc.†	600	4,728
Synchronoss Technologies, Inc.†	530	4,118

		8,846

TRANSPORT-EQUIPMENT & LEASING — 0.0%
Amerco, Inc.†	100	4,526
Greenbrier Cos., Inc.	300	2,475
TAL International Group, Inc.	200	3,312
Textainer Group Holding Ltd Shs	320	3,530

		13,843

TRANSPORT-MARINE — 0.4%
Alexander & Baldwin, Inc.	1,100	35,090
American Commercial Lines, Inc.†	2,020	15,009
Arlington Tankers, Ltd.	700	6,804
CAI International, Inc.†	1,300	10,296
Excel Maritime Carriers, Ltd.	400	4,576
Frontline, Ltd.	1,220	38,796
Genco Shipping & Trading, Ltd.	2,460	51,291
Gulfmark Offshore, Inc.†	700	25,900
Horizon Lines, Inc. Class A	820	3,846
Knightsbridge Tankers, Ltd.	1,200	21,492
Overseas Shipholding Group, Inc.	2,120	79,669
Star Bulk Carriers Corp.	2,700	9,747
TBS International, Ltd., Class A†	2,360	20,201
Teekay Tankers, Ltd. Class A	1,100	13,365
Tidewater, Inc.	1,190	51,896
Ultrapetrol Bahamas, Ltd. †	100	414

		388,392

TRANSPORT-RAIL — 0.1%
CSX Corp.	1,000	45,720
Norfolk Southern Corp.	1,090	65,335

		111,055

TRANSPORT-SERVICES — 0.1%
Bristow Group, Inc.†	200	4,954
Hub Group, Inc., Class A†	1,760	55,352
Pacer International, Inc.	3,300	37,257
Ryder System, Inc.	200	7,924
UTi Worldwide, Inc.	300	3,528

		109,015

TRANSPORT-TRUCK — 0.3%
Arkansas Best Corp.	2,820	82,316
Celadon Group, Inc.†	700	7,483
Marten Transport, Ltd. †	1,790	32,900
Old Dominion Freight Lines, Inc.†	940	28,520
Werner Enterprises, Inc.	4,700	92,214
YRC Worldwide, Inc.†	3,500	16,030

		259,463

TRAVEL SERVICES — 0.0%
Interval Leisure Group, Inc.†	1,860	13,504

ULTRA SOUND IMAGING SYSTEMS — 0.0%
SonoSite, Inc.†	400	8,428

VITAMINS & NUTRITION PRODUCTS — 0.1%
Herbalife, Ltd.	1,570	38,355
NBTY, Inc.†	3,600	84,132
Omega Protein Corp.†	2,000	14,760

		137,247

WATER — 0.0%
American States Water Co.	100	3,421
Cascal NV	300	1,986
PICO Holdings, Inc.†	100	2,504
SJW Corp.	800	22,240

		30,151

WATER TREATMENT SYSTEMS — 0.1%
Nalco Holding Co.	3,300	46,596

WEB HOSTING/DESIGN — 0.0%
NIC, Inc.	1,300	6,981

WEB PORTALS/ISP — 0.2%
EarthLink, Inc.†	4,140	28,566
Google, Inc., Class A†	240	86,246
Sohu com, Inc.†	1,600	87,904
United Online, Inc.	1,300	9,620

		212,336

WIRE & CABLE PRODUCTS — 0.2%
Belden, Inc.	4,250	88,570
Encore Wire Corp.	3,070	58,852
Insteel Industries, Inc.	2,760	28,318

		175,740

WIRELESS EQUIPMENT — 0.4%
InterDigital, Inc.†	1,750	38,115
Powerwave Technologies, Inc.†	14,230	13,518
QUALCOMM, Inc.	8,110	310,289
RF Micro Devices, Inc.†	6,700	13,333
ViaSat, Inc.†	200	3,644

		378,899

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $143,814,389)		103,169,636

Repurchase Agreement — 0.8%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 10/31/08, to be repurchased 11/03/08 in the amount of $804,002 and collateralized by Federal Home Loan Mtg. Corp. Notes, zero coupon due 05/26/09 and having an approximate value of $822,475 (cost $804,000)	$804,000	804,000

TOTAL INVESTMENTS (cost $144,618,389) (3)	100.1%	103,973,636
Liabilities in excess of other assets	(0.1)	(103,718)

NET ASSETS	100.0%	$103,869,918

†	Non-income producing security

(1)	Fair valued security; see Note 1

(2)	Illiquid security. At October 31, 2008, the aggregate value of these securities was $10 representing 0.0% of net assets.

(3)	See Note 4 for cost of investments on a tax basis
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
DAVIS VENTURE VALUE PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 96.0%	Shares/ Principal Amount	Market Value (Note 1)

AGRICULTURAL CHEMICALS — 0.4%
Monsanto Co.	57,300	$5,098,554

APPLICATIONS SOFTWARE — 1.9%
Microsoft Corp.	1,196,900	26,726,777

AUTO-HEAVY DUTY TRUCKS — 0.1%
PACCAR, Inc.	30,200	883,048

BANKS-COMMERCIAL — 0.2%
Toronto-Dominion Bank	57,856	2,721,546

BANKS-FIDUCIARY — 3.1%
State Street Corp.	76,100	3,298,935
The Bank of New York Mellon Corp.	1,228,400	40,045,840

		43,344,775

BANKS-SUPER REGIONAL — 3.2%
Wachovia Corp.	403,815	2,588,454
Wells Fargo & Co.	1,238,950	42,186,248

		44,774,702

BEVERAGES-WINE/SPIRITS — 1.6%
Diageo PLC ADR	348,800	21,691,872

BREWERY — 0.9%
Heineken Holding NV(1)	395,312	12,004,980

BROADCAST SERVICES/PROGRAM — 1.2%
Grupo Televisa SA ADR	920,500	16,256,030
Liberty Media Corp., Class A†	57,090	388,783

		16,644,813

BUILDING PRODUCTS-CEMENT — 1.0%
Martin Marietta Materials, Inc.	181,600	14,233,808

CABLE TV — 1.9%
Comcast Corp., Special Class A	1,767,600	27,256,392

COAL — 0.4%
China Coal Energy Co.(1)	9,350,600	5,507,827

COMMERCIAL SERVICES — 1.5%
Iron Mountain, Inc.†	874,952	21,243,835

COMMERCIAL SERVICES-FINANCE — 2.4%
H&R Block, Inc.	1,029,090	20,293,655
Moody’s Corp.	399,650	10,231,040
Visa, Inc., Class A	52,880	2,926,908

		33,451,603

COMPUTERS — 1.6%
Dell, Inc.†	403,120	4,897,908
Hewlett-Packard Co.	461,550	17,668,134

		22,566,042

CONTAINERS-PAPER/PLASTIC — 1.5%
Sealed Air Corp.	1,238,278	20,951,664

COSMETICS & TOILETRIES — 2.1%
Avon Products, Inc.	157,822	3,918,720
Procter & Gamble Co.	397,700	25,667,558

		29,586,278

DATA PROCESSING/MANAGEMENT — 1.2%
Dun & Bradstreet Corp.	227,700	16,779,213

DIVERSIFIED BANKING INSTITUTIONS — 5.8%
Citigroup, Inc.	493,387	6,734,733
JPMorgan Chase & Co.	1,699,326	70,097,197
The Goldman Sachs Group, Inc.	52,300	4,837,750

		81,669,680

DIVERSIFIED MANUFACTURING OPERATIONS — 0.9%
Siemens AG(1)	88,200	5,276,937
Tyco International, Ltd.	301,926	7,632,689

		12,909,626

DIVERSIFIED MINERALS — 0.3%
BHP Billiton PLC(1)	223,200	3,787,921

DIVERSIFIED OPERATIONS — 0.8%
China Merchants Holdings International Co., Ltd.(1)	4,967,940	11,746,911

E-COMMERCE/PRODUCTS — 0.3%
Amazon.com, Inc.†	81,010	4,637,012

E-COMMERCE/SERVICES — 0.3%
eBay, Inc.†	184,900	2,823,423
Liberty Media Corp., Series A†	285,500	1,393,240

		4,216,663

ELECTRIC-GENERATION — 0.3%
The AES Corp.†	599,100	4,774,827

ELECTRONIC COMPONENTS-MISC. — 0.6%
Garmin, Ltd.†	81,886	1,838,341
Tyco Electronics, Ltd.	298,925	5,811,102

		7,649,443

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.3%
Texas Instruments, Inc.	962,020	18,817,111

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.0%
Agilent Technologies, Inc.†	598,120	13,272,283

ENGINEERING/R&D SERVICES — 0.1%
ABB, Ltd. ADR	120,660	1,586,679

FINANCE-CREDIT CARD — 3.5%
American Express Co.	1,740,250	47,856,875
Discover Financial Services	132,345	1,621,226

		49,478,101

FINANCE-INVESTMENT BANKER/BROKER — 0.7%
E*TRADE Financial Corp.†	425,900	775,138
Merrill Lynch & Co., Inc.	455,705	8,471,556
Morgan Stanley	64,050	1,118,953

		10,365,647

FINANCIAL GUARANTEE INSURANCE — 0.1%
MBIA, Inc.	158,009	1,553,228

FOOD-CONFECTIONERY — 0.3%
The Hershey Co.	108,000	4,021,920

FOOD-RETAIL — 0.1%
Whole Foods Market, Inc.	147,900	1,585,488

FORESTRY — 0.5%
Sino-Forest Corp.†	718,500	6,724,201

HOME DECORATION PRODUCTS — 0.1%
Hunter Douglas NV(1)	67,150	1,680,877

INSURANCE BROKERS — 0.6%
AON Corp.	191,800	8,113,140

INSURANCE-LIFE/HEALTH — 0.3%
Principal Financial Group, Inc.	119,900	2,276,901

Sun Life Financial, Inc.	69,150	1,624,334

		3,901,235

INSURANCE-MULTI-LINE — 2.4%
Loews Corp.	1,016,250	33,749,663

INSURANCE-PROPERTY/CASUALTY — 3.1%
Markel Corp.†	3,930	1,378,801
Tokio Marine Holdings, Inc.(1)	238,600	7,442,531
Nipponkoa Insurance Co., Ltd.(1)	1,365,600	8,373,448
The Progressive Corp.	1,802,700	25,724,529

		42,919,309

INSURANCE-REINSURANCE — 4.5%
Berkshire Hathaway, Inc., Class A†	513	59,246,370
Berkshire Hathaway, Inc., Class B†	567	2,177,280
Everest Re Group, Ltd.	28,675	2,142,023

		63,565,673

INVESTMENT COMPANIES — 0.0%
Reinet Investments SCA†	10,102	104,034

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.4%
Ameriprise Financial, Inc.	261,030	5,638,248

MEDICAL PRODUCTS — 1.1%
Covidien, Ltd.	165,144	7,314,228
Johnson & Johnson	135,600	8,317,704

		15,631,932

MEDICAL-DRUGS — 0.4%
Schering-Plough Corp.	427,500	6,194,475

MEDICAL-HMO — 1.2%
UnitedHealth Group, Inc.	708,500	16,812,705

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.6%
Cardinal Health, Inc.	231,150	8,829,930

METAL-DIVERSIFIED — 0.3%
Rio Tinto PLC(1)	94,400	4,402,380

MOTORCYCLE/MOTOR SCOOTER — 0.7%
Harley-Davidson, Inc.	423,300	10,362,384

MULTIMEDIA — 2.2%
Lagardere SCA(1)	69,621	2,768,100
Liberty Media Corp. — Entertainment, Series A†	227,460	3,662,106
News Corp., Class A	1,540,700	16,393,048
WPP Group PLC ADR	259,300	7,885,313

		30,708,567

NETWORKING PRODUCTS — 0.6%
Cisco Systems, Inc.†	444,000	7,889,880

OIL & GAS DRILLING — 0.8%
Transocean, Inc.†	138,648	11,414,890

OIL COMPANIES-EXPLORATION & PRODUCTION — 11.2%
Canadian Natural Resources, Ltd.	523,700	26,457,324
Devon Energy Corp.	651,822	52,706,327
EOG Resources, Inc.	519,850	42,066,262
Occidental Petroleum Corp.	614,700	34,140,438
OGX Petroleo e Gas Participacoes SA†	7,100	901,223

		156,271,574

OIL COMPANIES-INTEGRATED — 3.8%
ConocoPhillips	1,019,398	53,029,084

PHARMACY SERVICES — 1.2%
Express Scripts, Inc.†	280,600	17,007,166

QUARRYING — 0.8%
Vulcan Materials Co.	198,900	10,796,292

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.8%
Brookfield Asset Management, Inc. Class A	259,876	4,685,564
Hang Lung Group, Ltd.(1)	1,949,000	6,333,334

		11,018,898

RENTAL AUTO/EQUIPMENT — 0.2%
Cosco Pacific, Ltd.(1)	3,214,800	2,318,546

RETAIL-AUTOMOBILE — 0.6%
CarMax, Inc.†	789,060	8,379,817

RETAIL-BEDDING — 1.0%
Bed Bath & Beyond, Inc.†	558,120	14,382,752

RETAIL-BUILDING PRODUCTS — 0.5%
Lowe’s Cos., Inc.	302,200	6,557,740

RETAIL-DISCOUNT — 4.3%
Costco Wholesale Corp.	1,060,692	60,470,051

RETAIL-DRUG STORE — 1.7%
CVS Caremark Corp.	759,026	23,264,147

RETAIL-JEWELRY — 0.0%
Compagnie Financiere Richemont SA(1)	13,800	293,421

RETAIL-MAJOR DEPARTMENT STORES — 0.3%
Sears Holdings Corp.†	65,210	3,765,225

RETAIL-OFFICE SUPPLIES — 0.3%
Staples, Inc.	185,600	3,606,208

TELEPHONE-INTEGRATED — 0.2%
Sprint Nextel Corp.	1,051,400	3,290,882

TOBACCO — 4.7%
Altria Group, Inc.	1,020,105	19,575,815
British American Tobacco PLC(1)	45,116	1,239,003
Philip Morris International, Inc.	1,028,005	44,687,377

		65,502,195

TRANSPORT-MARINE — 0.2%
China Shipping Development Co., Ltd.(1)	3,374,000	3,364,896

TRANSPORT-SERVICES — 0.9%
Asciano Group(1)	94,603	133,050
Kuehne & Nagel International AG(1)	88,400	5,376,885
Toll Holdings, Ltd.(1)	159,902	638,834
United Parcel Service, Inc., Class B	127,800	6,745,284

		12,894,053

WEB PORTALS/ISP — 0.9%
Google, Inc., Class A†	34,514	12,402,951

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $1,321,945,668)		1,344,799,690

Short-Term Investment Securities — 2.6%

COMMERCIAL PAPER — 2.6%
UBS Finance 0.15% due 11/03/08 (cost $35,642,703)	$35,643,000	35,642,703

TOTAL INVESTMENTS (cost $1,357,588,371) (2)	98.6%	1,380,442,393
Other assets less liabilities	1.4	20,247,021

NET ASSETS	100.0%	$1,400,689,414

†	Non-income producing security

(1)	Security was valued using fair value procedures at October 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
“DOGS” OF WALL STREET PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

	Shares/
Common Stock — 93.8%	Principal Amount	Market Value (Note 1)

BEVERAGES-NON-ALCOHOLIC — 3.1%
The Coca-Cola Co.	36,100	$1,590,566

CHEMICALS-DIVERSIFIED — 2.9%
E.I. du Pont de Nemours & Co.	46,694	1,494,208

COMMERCIAL SERVICES-FINANCE — 6.1%
Automatic Data Processing, Inc.	44,200	1,544,790
Paychex, Inc.	56,200	1,603,948

		3,148,738

CONSUMER PRODUCTS-MISC. — 7.0%
Clorox Co.	30,200	1,836,462
Kimberly-Clark Corp.	29,021	1,778,697

		3,615,159

CONTAINERS-PAPER/PLASTIC — 3.5%
Bemis Co., Inc.	72,193	1,793,274

CRUISE LINES — 2.7%
Carnival Corp.	55,418	1,407,617

DISTRIBUTION/WHOLESALE — 3.5%
Genuine Parts Co.	45,764	1,800,814

DIVERSIFIED BANKING INSTITUTIONS — 8.9%
Bank of America Corp.	60,900	1,471,953
Citigroup, Inc.	92,574	1,263,635
JPMorgan Chase & Co.	44,900	1,852,125

		4,587,713

DIVERSIFIED MANUFACTURING OPERATIONS — 9.3%
3M Co.	27,800	1,787,540
General Electric Co.	76,196	1,486,584
Illinois Tool Works, Inc.	45,700	1,525,923

		4,800,047

ELECTRIC PRODUCTS-MISC. — 3.2%
Emerson Electric Co.	49,700	1,626,681

FOOD-MISC. — 3.4%
Kraft Foods, Inc., Class A	60,400	1,760,056

FOOD-WHOLESALE/DISTRIBUTION — 3.0%
Sysco Corp.	59,060	1,547,372

MACHINERY-CONSTRUCTION & MINING — 2.6%
Caterpillar, Inc.	34,700	1,324,499

MEDICAL-DRUGS — 7.3%
Merck & Co., Inc.	62,400	1,931,280
Pfizer, Inc.	104,415	1,849,190

		3,780,470

MOTORCYCLE/MOTOR SCOOTER — 2.3%
Harley-Davidson, Inc.	48,600	1,189,728

PUBLISHING-NEWSPAPERS — 2.6%
Gannett Co., Inc.	120,922	1,330,142

RETAIL-BUILDING PRODUCTS — 3.4%
Home Depot, Inc.	73,700	1,738,583

RETAIL-RESTAURANTS — 3.0%
Darden Restaurants, Inc.	69,100	1,531,947

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 2.7%
Linear Technology Corp.	62,600	1,419,768

TELEPHONE-INTEGRATED — 9.8%
AT&T, Inc.	70,645	1,891,166
CenturyTel, Inc.	55,000	1,381,050
Verizon Communications, Inc.	60,195	1,785,986

		5,058,202

TOBACCO — 3.5%
Altria Group, Inc.	95,179	1,826,485

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $67,354,720)		48,372,069

Repurchase Agreement — 6.0%

State Street Bank & Trust Co. Joint Repurchase Agreement(1)
(cost $3,115,000)	$3,115,000	3,115,000

TOTAL INVESTMENTS (cost $70,469,720)(2)	99.8%	51,487,069
Other assets less liabilities	0.2	93,670

NET ASSETS	100.0%	$51,580,739

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
ALLIANCE GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 98.7%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 1.1%
Lockheed Martin Corp.	60,800	$5,171,040

AGRICULTURAL CHEMICALS — 3.8%
Monsanto Co.	196,800	17,511,264

ATHLETIC FOOTWEAR — 0.8%
NIKE, Inc., Class B	67,700	3,901,551

BEVERAGES-NON-ALCOHOLIC — 2.4%
PepsiCo, Inc.	193,600	11,037,136

CELLULAR TELECOM — 0.4%
America Movil SAB de CV, Series L ADR	60,800	1,881,152

COMPUTERS — 12.9%
Apple, Inc.†	280,770	30,208,044
Hewlett-Packard Co.	764,500	29,265,060

		59,473,104

COSMETICS & TOILETRIES — 3.1%
Colgate-Palmolive Co.	35,400	2,221,704
Procter & Gamble Co.	189,200	12,210,968

		14,432,672

DIVERSIFIED BANKING INSTITUTIONS — 5.0%
JPMorgan Chase & Co.	326,900	13,484,625
The Goldman Sachs Group, Inc.	105,825	9,788,812

		23,273,437

ELECTRIC PRODUCTS-MISC. — 0.9%
Emerson Electric Co.	122,800	4,019,244

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.0%
Intel Corp.	294,550	4,712,800

ENERGY-ALTERNATE SOURCES — 0.1%
First Solar, Inc.†	3,260	468,462

ENGINEERING/R&D SERVICES — 0.9%
Fluor Corp.	102,400	4,088,832

ENTERTAINMENT SOFTWARE — 0.8%
Activision Blizzard, Inc.†	292,200	3,640,812

FINANCE-INVESTMENT BANKER/BROKER — 1.1%
The Charles Schwab Corp.	274,200	5,242,704

FINANCE-OTHER SERVICES — 4.6%
CME Group, Inc.	75,210	21,220,502

FOOD-MISC. — 2.6%
General Mills, Inc.	36,000	2,438,640
Kellogg Co.	185,800	9,368,036

		11,806,676

INTERNET SECURITY — 0.5%
Symantec Corp.†	167,900	2,112,182

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.6%
Blackstone Group LP	438,100	4,004,234
Franklin Resources, Inc.	48,700	3,311,600

		7,315,834

MEDICAL PRODUCTS — 2.8%
Baxter International, Inc.	122,300	7,397,927
Becton Dickinson & Co.	78,300	5,434,020

		12,831,947

MEDICAL-BIOMEDICAL/GENE — 12.3%
Celgene Corp.†	238,200	15,306,732
Genentech, Inc.†	202,200	16,770,468
Gilead Sciences, Inc.†	540,900	24,800,265

		56,877,465

MEDICAL-DRUGS — 2.6%
Abbott Laboratories	216,700	11,951,005

MEDICAL-GENERIC DRUGS — 3.7%
Teva Pharmaceutical Industries, Ltd. ADR	401,200	17,203,456

NETWORKING PRODUCTS — 4.1%
Cisco Systems, Inc.†	1,055,500	18,756,235

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.1%
EOG Resources, Inc.	117,600	9,516,192

OIL FIELD MACHINERY & EQUIPMENT — 0.8%
Cameron International Corp.†	71,450	1,733,377
National-Oilwell Varco, Inc.†	59,550	1,779,950

		3,513,327

OIL-FIELD SERVICES — 3.8%
Schlumberger, Ltd.	336,000	17,354,400

OPTICAL SUPPLIES — 2.0%
Alcon, Inc.	106,600	9,393,592

PHARMACY SERVICES — 1.8%
Medco Health Solutions, Inc.†	220,100	8,352,795

RETAIL-DISCOUNT — 3.5%
Costco Wholesale Corp.	139,500	7,952,895
Wal-Mart Stores, Inc.	145,200	8,103,612

		16,056,507

RETAIL-REGIONAL DEPARTMENT STORES — 1.4%
Kohl’s Corp.†	188,600	6,625,518

RETAIL-RESTAURANTS — 2.3%
McDonald’s Corp.	179,900	10,421,607

TOBACCO — 0.9%
Philip Morris International, Inc.	98,700	4,290,489

TRANSPORT-RAIL — 0.9%
Union Pacific Corp.	60,250	4,022,893

WEB PORTALS/ISP — 6.5%
Google, Inc., Class A†	82,820	29,762,195

WIRELESS EQUIPMENT — 3.6%
QUALCOMM, Inc.	429,000	16,413,540

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $549,477,786)		454,652,567

Short-Term Investment Securities — 1.2%

TIME DEPOSITS — 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.15% due 11/03/08 (cost $5,586,000)	$5,586,000	5,586,000

TOTAL INVESTMENTS (cost $555,063,786) (1)	99.9%	460,238,567
Other assets less liabilities	0.1	262,925

NET ASSETS	100.0%	$460,501,492

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
CAPITAL GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

	Shares/
Common Stock — 99.2%	Principal Amount	Market Value (Note 1)

ADVERTISING SALES — 1.3%
Focus Media Holding, Ltd. ADR†	39,200	$726,376

AEROSPACE/DEFENSE — 3.1%
General Dynamics Corp.	9,870	595,358
Lockheed Martin Corp.	13,500	1,148,175

		1,743,533

AEROSPACE/DEFENSE-EQUIPMENT — 1.8%
United Technologies Corp.	18,230	1,001,921

AGRICULTURAL CHEMICALS — 4.8%
Monsanto Co.	24,900	2,215,602
Potash Corp. of Saskatchewan, Inc.	6,400	545,664

		2,761,266

APPAREL MANUFACTURERS — 1.7%
Coach, Inc.†	14,400	296,640
Polo Ralph Lauren Corp.	13,770	649,531

		946,171

APPLICATIONS SOFTWARE — 1.3%
Microsoft Corp.	17,490	390,552
Salesforce.com, Inc.†	12,220	378,331

		768,883

BANKS-COMMERCIAL — 0.4%
Julius Baer Holding AG(2)	6,278	247,129

BANKS-FIDUCIARY — 0.4%
Northern Trust Corp.	3,900	219,609

BEVERAGES-NON-ALCOHOLIC — 1.6%
PepsiCo, Inc.	16,300	929,263

BROADCAST SERVICES/PROGRAM — 0.4%
Liberty Global, Inc., Class A†	13,000	214,370

CABLE TV — 0.6%
Cablevision Systems Corp., Class A	19,200	340,416

CASINO HOTELS — 0.7%
Las Vegas Sands Corp.†	29,060	412,361

CELLULAR TELECOM — 1.5%
NII Holdings, Inc.†	32,850	846,216

COMMERCIAL SERVICES-FINANCE — 3.3%
Mastercard, Inc., Class A	6,600	975,612
Visa, Inc., Class A	16,390	907,187

		1,882,799

COMPUTER AIDED DESIGN — 1.2%
Autodesk, Inc.†	31,930	680,428

COMPUTER SERVICES — 1.2%
Affiliated Computer Services, Inc., Class A†	12,360	506,760
Cognizant Technology Solutions Corp., Class A†	8,600	165,120

		671,880

COMPUTERS — 5.3%
Apple, Inc.†	15,900	1,710,681
Research In Motion, Ltd.†	25,620	1,292,017

		3,002,698

COMPUTERS-MEMORY DEVICES — 0.8%
NetApp, Inc.†	35,010	473,685

CONSULTING SERVICES — 0.2%
SAIC, Inc.†	7,100	131,137

DECISION SUPPORT SOFTWARE — 0.7%
MSCI, Inc., Class A†	21,490	370,488

DENTAL SUPPLIES & EQUIPMENT — 0.8%
Dentsply International, Inc.	15,500	470,890

DISPOSABLE MEDICAL PRODUCTS — 0.9%
C.R. Bard, Inc.	5,600	494,200

DIVERSIFIED BANKING INSTITUTIONS — 0.5%
The Goldman Sachs Group, Inc.	3,230	298,775

DIVERSIFIED FINANCIAL SERVICES — 1.8%
IntercontinentalExchange, Inc.†	11,900	1,018,164

E-COMMERCE/PRODUCTS — 0.2%
Amazon.com, Inc.†	1,900	108,756

E-COMMERCE/SERVICES — 0.9%
eBay, Inc.†	33,610	513,225

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.7%
Broadcom Corp., Class A†	37,310	637,255
Microchip Technology, Inc.	25,120	618,705
NVIDIA Corp.†	43,700	382,812
Texas Instruments, Inc.	25,600	500,736

		2,139,508

ELECTRONIC FORMS — 1.4%
Adobe Systems, Inc.†	30,580	814,651

ENGINEERING/R&D SERVICES — 2.1%
ABB, Ltd.†(2)	55,363	732,026
McDermott International, Inc.†	27,300	467,649

		1,199,675

ENTERPRISE SOFTWARE/SERVICE — 1.1%
Oracle Corp.†	35,400	647,466

ENTERTAINMENT SOFTWARE — 0.2%
Electronic Arts, Inc.†	5,000	113,900

FINANCE-INVESTMENT BANKER/BROKER — 1.0%
Credit Suisse Group(2)	15,542	593,185

FINANCE-OTHER SERVICES — 1.0%
BM&F BOVESPA SA	81,000	216,474
CME Group, Inc.	1,240	349,866

		566,340

FOOD-MISC. — 3.9%
Cadbury PLC(2)	98,913	908,947
Nestle SA(2)	33,353	1,300,082

		2,209,029

INDUSTRIAL GASES — 2.2%
Praxair, Inc.	19,510	1,271,077

INSTRUMENTS-SCIENTIFIC — 1.7%
Thermo Fisher Scientific, Inc.†	23,170	940,702

INSURANCE-LIFE/HEALTH — 0.5%
Prudential Financial, Inc.	9,090	272,700

INTERNET INFRASTRUCTURE SOFTWARE — 1.0%
F5 Networks, Inc.†	22,700	563,414

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 1.1%
Fortress Investment Group LLC, Class A	37,900	185,710

T. Rowe Price Group, Inc.	10,900	430,986

		616,696

MACHINERY-CONSTRUCTION & MINING — 0.7%
Joy Global, Inc.	12,900	373,842

MEDICAL INSTRUMENTS — 1.2%
Intuitive Surgical, Inc.†	1,500	259,185
Medtronic, Inc.	11,100	447,663

		706,848

MEDICAL LABS & TESTING SERVICES — 0.7%
Covance, Inc.†	8,480	424,000

MEDICAL PRODUCTS — 3.6%
Baxter International, Inc.	19,700	1,191,653
Henry Schein, Inc.†	10,960	513,038
Stryker Corp.	6,600	352,836

		2,057,527

MEDICAL-BIOMEDICAL/GENE — 5.4%
Amgen, Inc.†	5,400	323,406
Celgene Corp.†	14,980	962,615
Genentech, Inc.†	3,500	290,290
Gilead Sciences, Inc.†	23,500	1,077,475
Illumina, Inc.†	14,000	431,620

		3,085,406

MEDICAL-DRUGS — 2.8%
Allergan, Inc.	13,060	518,090
Roche Holding AG(2)	4,182	640,121
Shire, Ltd.(2)	33,000	436,235

		1,594,446

MULTIMEDIA — 0.6%
The McGraw-Hill Cos., Inc.	13,500	362,340

NETWORKING PRODUCTS — 2.0%
Cisco Systems, Inc.†	64,590	1,147,764

OIL & GAS DRILLING — 0.5%
Transocean, Inc.†	3,600	296,388

OIL COMPANIES-EXPLORATION & PRODUCTION — 6.5%
Devon Energy Corp.	7,600	614,536
Occidental Petroleum Corp.	16,630	923,630
Range Resources Corp.	25,610	1,081,254
XTO Energy, Inc.	30,987	1,113,983

		3,733,403

OIL FIELD MACHINERY & EQUIPMENT — 0.4%
Cameron International Corp.†	8,700	211,062

OIL-FIELD SERVICES — 2.4%
Schlumberger, Ltd.	19,160	989,614
Smith International, Inc.	11,150	384,452

		1,374,066

PHARMACY SERVICES — 2.1%
Express Scripts, Inc.†	20,000	1,212,200

REAL ESTATE MANAGEMENT/SERVICES — 0.6%
Jones Lang LaSalle, Inc.	10,400	342,368

RETAIL-APPAREL/SHOE — 0.4%
Abercrombie & Fitch Co., Class A	8,800	254,848

RETAIL-DISCOUNT — 1.5%
Wal-Mart Stores, Inc.	15,800	881,798

RETAIL-RESTAURANTS — 0.6%
Burger King Holdings, Inc.	16,500	328,020

WEB PORTALS/ISP — 3.9%
Google, Inc., Class A†	6,240	2,242,406

WIRELESS EQUIPMENT — 5.0%
Crown Castle International Corp.†	42,000	889,140
QUALCOMM, Inc.	50,940	1,948,964

		2,838,104

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $78,370,502)		56,689,818

Repurchase Agreement — 0.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 10/31/08, to be repurchased 11/03/08 in the amount of $342,001 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 03/15/16 and having an approximate value of $353,063 (cost $342,000)	$342,000	342,000

TOTAL INVESTMENTS (cost $78,712,502)(1)	99.8%	57,031,818
Other assets less liabilities	0.2	101,383

NET ASSETS	100.0%	$57,133,201

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Security was valued using fair value procedures at October 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 98.0%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 2.7%
Lockheed Martin Corp.	49,570	$4,215,928

AEROSPACE/DEFENSE-EQUIPMENT — 2.1%
United Technologies Corp.	59,820	3,287,707

ATHLETIC FOOTWEAR — 1.4%
NIKE, Inc., Class B	37,110	2,138,649

AUTO-CARS/LIGHT TRUCKS — 0.4%
Bayerische Motoren Werke AG(1)	25,260	653,863

BANKS-FIDUCIARY — 3.4%
State Street Corp.	52,540	2,277,609
The Bank of New York Mellon Corp.	92,644	3,020,194

		5,297,803

BANKS-SUPER REGIONAL — 1.0%
Wells Fargo & Co.	46,270	1,575,493

BEVERAGES-NON-ALCOHOLIC — 2.1%
PepsiCo, Inc.	59,102	3,369,405

BEVERAGES-WINE/SPIRITS — 1.8%
Diageo PLC(1)	190,000	2,910,280

CABLE TV — 1.0%
Rogers Communications, Inc., Class B	52,320	1,518,856

CASINO SERVICES — 0.2%
International Game Technology	27,330	382,620

CELLULAR TELECOM — 0.3%
America Movil SAB de CV, Series L ADR	17,360	537,118

CHEMICALS-DIVERSIFIED — 1.0%
PPG Industries, Inc.	30,800	1,527,064

CHEMICALS-SPECIALTY — 0.8%
International Flavors & Fragrances, Inc.	39,440	1,257,347

COMMERCIAL SERVICES-FINANCE — 0.9%
Visa, Inc., Class A	26,770	1,481,719

COMPUTERS — 3.4%
Apple, Inc.†	11,000	1,183,490
International Business Machines Corp.	45,070	4,190,158

		5,373,648

COMPUTERS-MEMORY DEVICES — 1.0%
EMC Corp.†	119,140	1,403,469
SanDisk Corp.†	19,800	176,022

		1,579,491

COSMETICS & TOILETRIES — 4.0%
Colgate-Palmolive Co.	29,240	1,835,102
Procter & Gamble Co.	70,140	4,526,836

		6,361,938

CRUISE LINES — 0.9%
Carnival Corp.	54,890	1,394,206

DIVERSIFIED BANKING INSTITUTIONS — 5.2%
Bank of America Corp.	90,870	2,196,328
JPMorgan Chase & Co.	115,690	4,772,212
The Goldman Sachs Group, Inc.	12,840	1,187,700

		8,156,240

DIVERSIFIED MANUFACTURING OPERATIONS — 3.4%
3M Co.	38,760	2,492,268
Danaher Corp.	32,790	1,942,479
Eaton Corp.	21,870	975,402

		5,410,149

ELECTRIC-INTEGRATED — 3.2%
Entergy Corp.	12,330	962,356
Exelon Corp.	37,930	2,057,323
FirstEnergy Corp.	16,160	842,906
FPL Group, Inc.	26,490	1,251,388

		5,113,973

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.7%
Intel Corp.	187,830	3,005,280
National Semiconductor Corp.	99,160	1,305,937
Samsung Electronics Co., Ltd. GDR(1)	6,930	1,443,022
Samsung Electronics Co., Ltd. GDR*	244	50,203

		5,804,442

ENTERPRISE SOFTWARE/SERVICE — 2.2%
Oracle Corp.†	186,200	3,405,598

FINANCE-CREDIT CARD — 0.4%
American Express Co.	23,050	633,875

FINANCE-INVESTMENT BANKER/BROKER — 0.8%
The Charles Schwab Corp.	67,550	1,291,556

FOOD-MISC. — 2.5%
General Mills, Inc.	12,420	841,331
Nestle SA(1)	80,772	3,148,449

		3,989,780

GAMBLING (NON-HOTEL) — 0.3%
Ladbrokes PLC(1)	194,754	496,831

INDUSTRIAL AUTOMATED/ROBOTIC — 0.4%
Rockwell Automation, Inc.	20,070	555,337

INDUSTRIAL GASES — 1.7%
Linde AG(1)	18,060	1,495,320
Praxair, Inc.	17,100	1,114,065

		2,609,385

INSURANCE-MULTI-LINE — 1.6%
Genworth Financial, Inc., Class A	81,680	395,331
MetLife, Inc.	66,610	2,212,784

		2,608,115

INSURANCE-PROPERTY/CASUALTY — 1.2%
The Travelers Cos., Inc.	44,260	1,883,263

MEDICAL INSTRUMENTS — 2.0%
Medtronic, Inc.	77,290	3,117,106

MEDICAL PRODUCTS — 3.7%
Johnson & Johnson	66,550	4,082,177
Zimmer Holdings, Inc.†	39,160	1,818,199

		5,900,376

MEDICAL-BIOMEDICAL/GENE — 3.9%
Amgen, Inc.†	23,960	1,434,964
Genzyme Corp.†	44,300	3,228,584
Gilead Sciences, Inc.†	32,330	1,482,331

		6,145,879

MEDICAL-DRUGS — 6.3%
Abbott Laboratories	78,580	4,333,687
Merck & Co., Inc.	57,370	1,775,602

Roche Holding AG(1)	25,470	3,898,585

		10,007,874

MULTIMEDIA — 2.1%
The Walt Disney Co.	109,820	2,844,338
Viacom, Inc., Class B†	23,985	484,977

		3,329,315

NETWORKING PRODUCTS — 1.3%
Cisco Systems, Inc.†	119,460	2,122,804

OIL & GAS DRILLING — 0.9%
Noble Corp.	46,270	1,490,357

OIL COMPANIES-EXPLORATION & PRODUCTION — 1.4%
EOG Resources, Inc.	16,590	1,342,463
Questar Corp.	24,830	855,642

		2,198,105

OIL COMPANIES-INTEGRATED — 8.3%
Exxon Mobil Corp.	70,170	5,201,000
Hess Corp.	48,090	2,895,499
Marathon Oil Corp.	45,630	1,327,833
Total SA ADR	65,340	3,622,450

		13,046,782

OIL FIELD MACHINERY & EQUIPMENT — 0.2%
National Oilwell Varco, Inc.†	10,240	306,074

OIL-FIELD SERVICES — 0.7%
Halliburton Co.	54,610	1,080,732

RETAIL-APPAREL/SHOE — 0.8%
Nordstrom, Inc.	67,540	1,221,799

RETAIL-DRUG STORE — 1.1%
CVS Caremark Corp.	59,200	1,814,480

RETAIL-OFFICE SUPPLIES — 0.9%
Staples, Inc.	75,740	1,471,628

RETAIL-REGIONAL DEPARTMENT STORES — 0.4%
Kohl’s Corp.†	19,920	699,790

SAVINGS & LOANS/THRIFTS — 0.3%
Sovereign Bancorp, Inc.†	179,430	520,347

SOAP & CLEANING PREPARATION — 1.5%
Reckitt Benckiser Group PLC(1)	55,070	2,314,663

TELECOM SERVICES — 1.4%
Amdocs, Ltd.†	94,660	2,135,530

TELEPHONE-INTEGRATED — 2.2%
AT&T, Inc.	128,470	3,439,142

TOBACCO — 1.6%
Altria Group, Inc.	43,790	840,330
Philip Morris International, Inc.	40,370	1,754,884

		2,595,214

TRANSPORT-SERVICES — 0.6%
FedEx Corp.	13,470	880,534

WEB PORTALS/ISP — 1.0%
Google, Inc., Class A†	4,310	1,548,842

WIRELESS EQUIPMENT — 0.4%
Nokia Oyj ADR	45,470	690,235

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $181,214,146) (2)		154,899,287

Short-Term Investment Securities — 2.0%

COMMERCIAL PAPER — 2.0%
ConocoPhillips 0.20% due 11/03/08(3) (cost $3,107,966)	$3,108,000	3,107,965

TOTAL INVESTMENTS (cost $184,322,112)(2)	100.0%	158,007,252
Liabilities in excess of other assets	0.0	(1,917)

NET ASSETS	100.0%	$158,005,335

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2008, the aggregate value of these securities was $50,203 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at October 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.

(3)	To the extent permitted by the Statement of Additional Information, the MFS Massachusetts Investors Trust Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2008, the MFS Massachusetts Investors Trust Portfolio held the following restricted security:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ConocoPhilips
1.00% due 11/03/08	10/31/08	$3,108,000	$3,107,966	$3,107,965	$100.00	2.00%

ADR	— American Depository Receipt

GDR	— Global Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
FUNDAMENTAL GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 98.3%	Shares/ Principal Amount	Market Value (Note 1)

AIRLINES — 1.6%
AMR Corp.†	224,969	$2,296,934

ATHLETIC FOOTWEAR — 1.5%
NIKE, Inc., Class B	39,120	2,254,486

BANKS-FIDUCIARY — 2.0%
State Street Corp.	67,480	2,925,258

CABLE TV — 1.0%
The DIRECTV Group, Inc.†	65,860	1,441,675

CELLULAR TELECOM — 2.1%
NII Holdings, Inc.†	117,420	3,024,739

COMPUTERS — 6.6%
Apple, Inc.†	22,684	2,440,571
Hewlett-Packard Co.	62,350	2,386,758
International Business Machines Corp.	51,940	4,828,862

		9,656,191

COMPUTERS-MEMORY DEVICES — 1.2%
EMC Corp.†	155,057	1,826,571

CONSUMER PRODUCTS-MISC. — 1.7%
Clorox Co.	40,840	2,483,480

COSMETICS & TOILETRIES — 2.1%
Procter & Gamble Co.	46,990	3,032,735

DISTRIBUTION/WHOLESALE — 1.0%
Fastenal Co.	38,119	1,534,671

DIVERSIFIED BANKING INSTITUTIONS — 2.7%
JPMorgan Chase & Co.	64,000	2,640,000
The Goldman Sachs Group, Inc.	14,558	1,346,615

		3,986,615

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.8%
Intel Corp.	77,190	1,235,040

ELECTRONIC FORMS — 0.8%
Adobe Systems, Inc.†	46,150	1,229,436

ENERGY-ALTERNATE SOURCES — 2.3%
First Solar, Inc.†	23,284	3,345,911

ENGINEERING/R&D SERVICES — 1.8%
Foster Wheeler, Ltd.†	34,250	938,450
McDermott International, Inc.†	96,594	1,654,655

		2,593,105

ENTERTAINMENT SOFTWARE — 1.3%
Activision Blizzard, Inc.†	147,350	1,835,981

FINANCE-OTHER SERVICES — 0.7%
CME Group, Inc.	3,720	1,049,598

INDUSTRIAL GASES — 2.5%
Praxair, Inc.	55,050	3,586,508

INSTRUMENTS-SCIENTIFIC — 3.3%
Thermo Fisher Scientific, Inc.†	117,360	4,764,816

INSURANCE BROKERS — 1.5%
AON Corp.	51,016	2,157,977

INSURANCE-MULTI-LINE — 2.0%
MetLife, Inc.	89,900	2,986,478

INSURANCE-PROPERTY/CASUALTY — 1.8%
The Travelers Cos., Inc.	61,770	2,628,314

MEDICAL INSTRUMENTS — 0.8%
St. Jude Medical, Inc.†	30,580	1,162,957

MEDICAL PRODUCTS — 1.6%
Covidien, Ltd.	52,820	2,339,398

MEDICAL-BIOMEDICAL/GENE — 6.5%
Celgene Corp.†	64,720	4,158,907
Gilead Sciences, Inc.†	115,716	5,305,579

		9,464,486

MEDICAL-GENERIC DRUGS — 2.8%
Teva Pharmaceutical Industries, Ltd. ADR	95,370	4,089,466

NETWORKING PRODUCTS — 2.2%
Cisco Systems, Inc.†	183,160	3,254,753

OIL & GAS DRILLING — 2.3%
Transocean, Inc.†	40,157	3,306,126

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.0%
Chesapeake Energy Corp.	120,730	2,652,438
Pioneer Natural Resources Co.	59,910	1,667,295

		4,319,733

OIL FIELD MACHINERY & EQUIPMENT — 1.1%
National-Oilwell Varco, Inc.†	55,710	1,665,172

OIL-FIELD SERVICES — 4.1%
Schlumberger, Ltd.	62,320	3,218,828
Weatherford International, Ltd.†	164,660	2,779,461

		5,998,289

RETAIL-BUILDING PRODUCTS — 1.2%
Lowe’s Cos., Inc.	82,990	1,800,883

RETAIL-COMPUTER EQUIPMENT — 1.5%
GameStop Corp., Class A†	81,970	2,245,158

RETAIL-DISCOUNT — 4.6%
Costco Wholesale Corp.	53,960	3,076,259
Wal-Mart Stores, Inc.	66,580	3,715,830

		6,792,089

RETAIL-DRUG STORE — 3.6%
CVS Caremark Corp.	170,850	5,236,553

RETAIL-REGIONAL DEPARTMENT STORES — 1.7%
Kohl’s Corp.†	70,070	2,461,559

RETAIL-RESTAURANTS — 4.5%
McDonald’s Corp.	72,650	4,208,614
Yum! Brands, Inc.	82,450	2,391,875

		6,600,489

SCHOOLS — 1.0%
Apollo Group, Inc., Class A†	21,099	1,466,591

SEMICONDUCTOR EQUIPMENT — 1.5%
Applied Materials, Inc.	168,140	2,170,687

TRANSPORT-RAIL — 1.2%
Union Pacific Corp.	25,840	1,725,337

WEB HOSTING/DESIGN — 1.5%
Equinix, Inc.†	34,843	2,174,900

WEB PORTALS/ISP — 3.0%
Google, Inc., Class A†	12,290	4,416,534

WIRELESS EQUIPMENT — 6.3%
American Tower Corp., Class A†	115,211	3,722,468
QUALCOMM, Inc.	143,440	5,488,014

		9,210,482

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $192,413,774)		143,778,161

Repurchase Agreement — 0.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 10/31/08, to be repurchased 11/03/08 in the amount of $713,002 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 03/15/16 and having approximate value of $731,344 (cost $713,000)	$713,000	713,000

TOTAL INVESTMENTS (cost $193,126,774) (1)	98.8%	144,491,161
Other assets less liabilities	1.2	1,808,111

NET ASSETS	100.0%	$146,299,272

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
BLUE CHIP GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 95.0%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 3.0%
Boeing Co.	4,700	$245,669
Lockheed Martin Corp.	2,800	238,140
Raytheon Co.	6,800	347,548

		831,357

AEROSPACE/DEFENSE-EQUIPMENT — 1.2%
United Technologies Corp.	6,300	346,248

AGRICULTURAL CHEMICALS — 2.3%
Monsanto Co.	7,084	630,334

APPLICATIONS SOFTWARE — 2.4%
Microsoft Corp.	29,300	654,269

BANKS-FIDUCIARY — 1.3%
The Bank of New York Mellon Corp.	10,832	353,123

BEVERAGES-NON-ALCOHOLIC — 4.0%
PepsiCo, Inc.	19,400	1,105,994

COAL — 0.5%
Peabody Energy Corp.	4,000	138,040

COMMERCIAL SERVICES-FINANCE — 1.4%
Visa, Inc., Class A	7,200	398,520

COMPUTER AIDED DESIGN — 0.0%
Autodesk, Inc.†	50	1,066

COMPUTERS — 7.4%
Apple, Inc.†	6,650	715,473
Hewlett-Packard Co.	20,100	769,428
International Business Machines Corp.	3,800	353,286
Research In Motion, Ltd.†	3,950	199,199

		2,037,386

COSMETICS & TOILETRIES — 3.0%
Procter & Gamble Co.	12,900	832,566

DATA PROCESSING/MANAGEMENT — 1.0%
Fiserv, Inc.†	8,200	273,552

DIVERSIFIED BANKING INSTITUTIONS — 2.5%
Bank of America Corp.	9,400	227,198
JPMorgan Chase & Co.	5,900	243,375
The Goldman Sachs Group, Inc.	2,300	212,750

		683,323

DIVERSIFIED MANUFACTURING OPERATIONS — 2.6%
Danaher Corp.	4,800	284,352
Dover Corp.	7,800	247,806
General Electric Co.	9,800	191,198

		723,356

DIVERSIFIED MINERALS — 0.5%
Cia Vale do Rio Doce ADR	10,100	132,512

E-COMMERCE/SERVICES — 0.5%
eBay, Inc.†	9,000	137,430

ELECTRIC PRODUCTS-MISC. — 2.0%
AMETEK, Inc.	7,900	262,675
Emerson Electric Co.	8,900	291,297

		553,972

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.5%
Broadcom Corp., Class A†	4,300	73,444
Intel Corp.	37,200	595,200
MEMC Electronic Materials, Inc.†	4,400	80,872
Texas Instruments, Inc.	10,800	211,248

		960,764

ELECTRONIC FORMS — 1.0%
Adobe Systems, Inc.†	10,800	287,712

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.0%
Agilent Technologies, Inc.†	12,500	277,375

ELECTRONICS-MILITARY — 1.1%
L-3 Communications Holdings, Inc.	3,600	292,212

ENTERPRISE SOFTWARE/SERVICE — 1.4%
Oracle Corp.†	20,800	380,432

FINANCE-INVESTMENT BANKER/BROKER — 1.3%
The Charles Schwab Corp.	18,600	355,632

FINANCE-OTHER SERVICES — 0.7%
CME Group, Inc.	650	183,398

INSTRUMENTS-SCIENTIFIC — 1.7%
Thermo Fisher Scientific, Inc.†	11,600	470,960

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 0.5%
Invesco, Ltd.	8,700	129,717

MEDICAL INSTRUMENTS — 1.7%
Medtronic, Inc.	11,500	463,795

MEDICAL PRODUCTS — 2.9%
Johnson & Johnson	8,300	509,122
Zimmer Holdings, Inc.†	6,200	287,866

		796,988

MEDICAL-BIOMEDICAL/GENE — 7.3%
Amgen, Inc.†	1,900	113,791
Celgene Corp.†	5,800	372,708
Genentech, Inc.†	5,400	447,876
Genzyme Corp.†	6,600	481,008
Gilead Sciences, Inc.†	13,100	600,635

		2,016,018

MEDICAL-DRUGS — 1.2%
Abbott Laboratories	6,200	341,930

MEDICAL-GENERIC DRUGS — 1.8%
Barr Pharmaceuticals, Inc.†	4,400	282,744
Mylan, Inc.†	24,500	209,965

		492,709

MEDICAL-HMO — 1.1%
UnitedHealth Group, Inc.	13,300	315,609

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 0.5%
Cardinal Health, Inc.	3,800	145,160

METAL-DIVERSIFIED — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	5,052	147,013

MULTIMEDIA — 1.2%
News Corp., Class A	14,490	154,174
Time Warner, Inc.	18,000	181,620

		335,794

NETWORKING PRODUCTS — 2.7%
Cisco Systems, Inc.†	41,400	735,678

OIL & GAS DRILLING — 1.1%
Transocean, Inc.†	3,778	311,043

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.7%
Apache Corp.	1,850	152,310
Devon Energy Corp.	1,750	141,505

Ultra Petroleum Corp.†	2,200	102,410
XTO Energy, Inc.	10,000	359,500

		755,725

OIL COMPANIES-INTEGRATED — 2.1%
Exxon Mobil Corp.	7,800	578,136

OIL FIELD MACHINERY & EQUIPMENT — 0.6%
Cameron International Corp.†	4,000	97,040
National-Oilwell Varco, Inc.†	2,500	74,725

		171,765

OIL-FIELD SERVICES — 2.3%
Halliburton Co.	6,900	136,551
Schlumberger, Ltd.	8,150	420,948
Weatherford International, Ltd.†	4,600	77,648

		635,147

RETAIL-APPAREL/SHOE — 0.6%
American Eagle Outfitters, Inc.	15,200	169,024

RETAIL-CONSUMER ELECTRONICS — 0.6%
Best Buy Co., Inc.	5,900	158,179

RETAIL-DISCOUNT — 2.1%
Target Corp.	3,900	156,468
Wal-Mart Stores, Inc.	7,500	418,575

		575,043

RETAIL-DRUG STORE — 3.1%
CVS Caremark Corp.	27,690	848,698

RETAIL-OFFICE SUPPLIES — 1.3%
Staples, Inc.	18,000	349,740

RETAIL-REGIONAL DEPARTMENT STORES — 0.5%
Kohl’s Corp.†	3,900	137,007

RETAIL-RESTAURANTS — 1.0%
McDonald’s Corp.	4,600	266,478

TELECOM EQUIPMENT-FIBER OPTICS — 0.8%
Corning, Inc.	19,500	211,185

WEB PORTALS/ISP — 4.0%
Google, Inc., Class A†	3,050	1,096,048

WIRELESS EQUIPMENT — 2.7%
QUALCOMM, Inc.	19,200	734,592

X-RAY EQUIPMENT — 0.8%
Hologic, Inc.†	17,450	213,588

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $33,288,333)		26,173,342

Repurchase Agreement — 4.4%

State Street Bank & Trust Co. Joint Repurchase Agreement (cost $1,218,000) (2)	$1,218,000	1,218,000

TOTAL INVESTMENTS (cost $34,506,333) (1)	99.4%	27,391,342
Other assets less liabilities	0.6	161,258

NET ASSETS	100.0%	$27,552,600

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

(2)	See Note 2 for details of Joint Repurchase Agreements.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

2

SUNAMERICA SERIES TRUST
REAL ESTATE PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 90.6%	Shares/ Principal Amount	Market Value (Note 1)

REAL ESTATE INVESTMENT TRUSTS — 66.2%
Alexandria Real Estate Equities, Inc.	173,700	$12,075,624
American Campus Communities, Inc.	423,500	11,002,530
Boston Properties, Inc.	125,000	8,860,000
Cogdell Spencer, Inc.	630,850	7,570,200
Corporate Office Properties Trust	360,500	11,207,945
Cousins Properties, Inc.	574,000	8,311,520
DCT Industrial Trust, Inc.	792,900	3,908,997
Digital Realty Trust, Inc.	341,600	11,436,768
Essex Property Trust, Inc.	88,212	8,583,028
Federal Realty Investment Trust	80,300	4,919,981
First Potomac Reality Trust	320,300	3,933,284
General Growth Properties, Inc.	655,452	2,713,571
Gramercy Capital Corp.	32,819	87,299
SL Green Realty Corp.	203,700	8,563,548
Taubman Centers, Inc.	260,100	8,640,522
Ventas, Inc.	243,400	8,777,004

		120,591,821

REAL ESTATE OPERATIONS & DEVELOPMENT — 18.5%
Brixton PLC(1)	1,454,600	3,933,695
Brookfield Asset Management, Inc. Class A	346,800	6,252,804
Derwent London PLC(1)	617,450	7,243,394
Forest City Enterprises, Inc., Class A	584,100	6,944,949
Minerva PLC†(1)	1,180,074	330,876
Mitsui Fudosan Co., Ltd.(1)	148,600	2,558,367
The St. Joe Co.†	210,200	6,499,384

		33,763,469

TRANSPORT-MARINE — 3.0%
Alexander & Baldwin, Inc.	171,900	5,483,610

TRANSPORT-RAIL — 2.9%
Burlington Northern Santa Fe Corp.	59,000	5,254,540

TOTAL COMMON STOCK (cost $241,022,118)		165,093,440

Preferred Stock — 0.3%

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Equity Residential Properties, Series E 7.00% (convertible) (cost $391,491)	13,600	523,600

Convertible Bonds & Notes — 0.9%

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Prologis Senior Notes 2.25% due 04/01/37	$3,105,000	1,398,883
SL Green Realty Corp. Senior Notes 3.00% due 03/30/27*	510,000	300,900

TOTAL CONVERTIBLE BONDS & NOTES (cost $1,713,320)		1,699,783

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $243,126,929)		167,316,823

Short-Term Investment Securities — 7.0%

COMMERCIAL PAPER — 7.0%
BMW US Capital LLC 1.50% due 11/05/08*	400,000	399,933
Intesa Funding LLC 1.00% due 11/04/08	5,950,000	5,949,628
Toyota Financial Services de Puerto Rico, Inc. 1.10% due 11/03/08	6,400,000	6,399,609

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $12,749,170)		12,749,170

TOTAL INVESTMENTS (cost $255,876,099) (2)	98.8%	180,065,993
Other assets less liabilities	1.2	2,160,620

NET ASSETS	100.0%	$182,226,613

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2008, the aggregate value of these securities was $700,833 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at October 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL COMPANY VALUE PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 96.0%	Shares/ Principal Amount	Market Value (Note 1)

AIRLINES — 1.5%
Skywest, Inc.	82,400	$1,269,784

AUTO-TRUCK TRAILERS — 0.8%
Wabash National Corp.	110,000	664,400

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 0.5%
Autoliv, Inc.	21,000	448,560

BANKS-COMMERCIAL — 3.8%
Chemical Financial Corp.	55,100	1,447,477
Corus Bankshares, Inc.	73,600	161,920
Peoples Bancorp, Inc.	12,800	245,120
TrustCo Bank Corp. NY	122,600	1,492,042

		3,346,559

BUILDING & CONSTRUCTION PRODUCTS-MISC. — 3.0%
Gibraltar Industries, Inc.	113,700	1,506,525
Simpson Manufacturing Co., Inc.	46,500	1,071,360

		2,577,885

BUILDING PRODUCTS-DOORS & WINDOWS — 1.1%
Apogee Enterprises, Inc.	99,900	985,014

BUILDING PRODUCTS-WOOD — 1.2%
Universal Forest Products, Inc.	45,000	1,064,250

BUILDING-MAINTANCE & SERVICES — 1.2%
ABM Industries, Inc.	63,000	1,028,790

BUILDING-MOBILE HOME/MANUFACTURED HOUSING — 2.5%
Monaco Coach Corp.	173,500	381,700
Thor Industries, Inc.	78,000	1,396,200
Winnebago Industries, Inc.	74,000	439,560

		2,217,460

BUILDING-RESIDENTIAL/COMMERCIAL — 3.0%
D.R. Horton, Inc.	88,700	654,606
M.D.C Holdings, Inc.	36,000	1,210,680
M/I Homes, Inc.	55,000	748,550

		2,613,836

CHEMICALS-DIVERSIFIED — 2.0%
Westlake Chemical Corp.	95,300	1,737,319

CHEMICALS-SPECIALTY — 1.1%
Cabot Corp.	36,300	960,135

COAL — 0.4%
Arch Coal, Inc.	9,000	192,690
CONSOL Energy, Inc.	3,200	100,448
Peabody Energy Corp.	2,700	93,177

		386,315

COATINGS/PAINT — 1.3%
RPM International, Inc.	82,000	1,164,400

COMPUTERS-INTEGRATED SYSTEMS — 0.4%
Diebold, Inc.	12,600	374,472

CONSUMER PRODUCTS-MISC. — 0.0%
Russ Berrie & Co., Inc.†	11,000	29,700

DIVERSIFIED MANUFACTURING OPERATIONS — 3.0%
A.O. Smith Corp.	17,300	545,815
Carlisle Cos., Inc.	47,400	1,102,050
Teleflex, Inc.	8,000	423,920
Trinity Industries, Inc.	33,100	558,728

		2,630,513

ELECTRIC-INTEGRATED — 1.4%
Sierra Pacific Resources	142,000	1,177,180

ELECTRONIC COMPONENTS-MISC. — 2.0%
Benchmark Electronics, Inc.†	108,000	1,294,920
Gentex Corp.	48,300	463,197

		1,758,117

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 0.5%
OmniVision Technologies, Inc.†	49,800	402,882

ENGINEERING/R&D SERVICES — 0.2%
EMCOR Group, Inc.†	7,400	131,498

ENGINES-INTERNAL COMBUSTION — 0.9%
Briggs & Stratton Corp.	47,600	750,176

ENVIRONMENTAL MONITORING & DETECTION — 1.4%
Mine Safety Appliances Co.	45,600	1,231,200

FINANCIAL GUARANTEE INSURANCE — 0.1%
Syncora Holdings, Ltd.	84,800	91,804

FOOTWEAR & RELATED APPAREL — 0.5%
Timberland Co., Class A†	35,400	428,340

FUNERAL SERVICES & RELATED ITEMS — 0.1%
Hillenbrand, Inc.	5,700	108,300

GAS-DISTRIBUTION — 1.1%
Atmos Energy Corp.	26,000	631,020
Energen Corp.	10,600	355,842

		986,862

HOME FURNISHINGS — 3.2%
American Woodmark Corp.	40,600	752,724
Bassett Furniture Industries, Inc.	11,000	48,510
Ethan Allen Interiors, Inc.	43,000	769,270
Hooker Furniture Corp.	70,500	642,255
La-Z-Boy, Inc.	101,300	585,514

		2,798,273

IDENTIFICATION SYSTEMS — 2.0%
Brady Corp., Class A	55,500	1,720,500

INDUSTRIAL AUTOMATED/ROBOTIC — 1.0%
Nordson Corp.	23,200	856,776

INDUSTRIAL GASES — 1.1%
Airgas, Inc.	25,000	959,000

INSTRUMENTS-CONTROLS — 2.6%
Mettler Toledo International, Inc.†	16,200	1,239,948
Watts Water Technologies, Inc., Class A	40,000	1,057,200

		2,297,148

INSURANCE BROKERS — 2.0%
Arthur J. Gallagher & Co.	39,100	952,476
Erie Indemnity Co., Class A	21,900	814,461

		1,766,937

INSURANCE-LIFE/HEALTH — 1.4%
Protective Life Corp.	39,100	326,485
StanCorp Financial Group, Inc.	26,900	916,752

		1,243,237

INSURANCE-MULTI-LINE — 2.7%
American National Insurance Co.	10,000	682,800
Old Republic International Corp.	182,900	1,684,509

		2,367,309

INSURANCE-PROPERTY/CASUALTY — 1.6%
RLI Corp.	20,100	1,153,539
Zenith National Insurance Corp.	8,102	266,232

		1,419,771

INSURANCE-REINSURANCE — 5.4%
Aspen Insurance Holdings, Ltd.	71,000	1,630,160
IPC Holdings, Ltd.	63,800	1,761,518
Montpelier Re Holdings, Ltd.	93,800	1,342,278

		4,733,956

INTERNET INFRASTRUCTURE EQUIPMENT — 1.1%
Avocent Corp.†	62,500	938,750

INTIMATE APPAREL — 1.0%
The Warnaco Group, Inc.†	28,800	858,528

LASERS-SYSTEM/COMPONENTS — 0.2%
Rofin-Sinar Technologies, Inc.†	9,200	205,068

LEISURE PRODUCTS — 0.4%
Brunswick Corp.	108,300	375,801

MACHINE TOOLS & RELATED PRODUCTS — 2.2%
Kennametal, Inc.	49,400	1,048,268
Lincoln Electric Holdings, Inc.	19,900	858,685

		1,906,953

MACHINERY-CONSTRUCTION & MINING — 0.2%
Astec Industries, Inc.†	6,700	170,314

MACHINERY-ELECTRICAL — 1.4%
Franklin Electric Co., Inc.	29,800	1,256,368

MACHINERY-FARMING — 0.1%
CNH Global NV	4,500	79,740

MACHINERY-GENERAL INDUSTRIAL — 0.5%
Applied Industrial Technologies, Inc.	12,800	258,432
Roper Industries, Inc.	3,000	136,050

		394,482

MACHINERY-PUMPS — 1.3%
Graco, Inc.	44,800	1,107,904

MEDICAL PRODUCTS — 0.7%
West Pharmaceutical Services, Inc.	14,700	586,824

MEDICAL STERILIZATION PRODUCTS — 0.8%
STERIS Corp.	21,000	714,840

METAL PROCESSORS & FABRICATION — 2.3%
CIRCOR International, Inc.	12,700	389,255
Mueller Industries, Inc.	64,300	1,470,541
Timken Co.	6,700	106,396

		1,966,192

MISCELLANEOUS MANUFACTURING — 0.5%
AptarGroup, Inc.	15,600	472,992

OIL & GAS DRILLING — 1.9%
Atwood Oceanics, Inc.†	14,800	406,704
Rowan Cos., Inc.	27,000	489,780
Unit Corp.†	19,300	724,522

		1,621,006

OIL FIELD MACHINERY & EQUIPMENT — 0.1%
CARBO Ceramics, Inc.	2,000	86,540

OIL-FIELD SERVICES — 1.4%
Global Industries, Ltd.†	101,000	257,550
Helix Energy Solutions Group, Inc.†	25,700	271,392
Oil States International, Inc.†	30,800	712,404

		1,241,346

PAPER & RELATED PRODUCTS — 1.3%
Glatfelter	90,800	936,148
Mercer International, Inc.†	64,300	180,040

		1,116,188

POWER CONVERTER/SUPPLY EQUIPMENT — 0.1%
Powell Industries, Inc.†	7,000	129,570

REAL ESTATE INVESTMENT TRUSTS — 0.1%
Arbor Realty Trust, Inc.	12,700	45,720

RETAIL-APPAREL/SHOE — 2.8%
Brown Shoe Co., Inc.	73,000	769,420
Christopher & Banks Corp.	150,000	783,000
Gymboree Corp.†	8,000	206,880
Hot Topic, Inc.†	18,300	118,584
Men’s Wearhouse, Inc.	37,500	573,375

		2,451,259

RETAIL-AUTOMOBILE — 0.4%
Group 1 Automotive, Inc.	35,000	351,750

RETAIL-CONVENIENCE STORE — 1.9%
Casey’s General Stores, Inc.	54,300	1,639,860

RETAIL-DISCOUNT — 1.4%
Fred’s, Inc.	80,700	988,575
Tuesday Morning Corp.†	120,000	268,800

		1,257,375

RETAIL-HAIR SALONS — 1.0%
Regis Corp.	67,700	837,449

RETAIL-HOME FURNISHINGS — 0.1%
Pier 1 Imports, Inc.†	78,000	107,640

RETAIL-JEWELRY — 1.4%
Zale Corp.†	70,900	1,209,554

RETAIL-LEISURE PRODUCTS — 0.6%
West Marine, Inc.†	86,700	548,811

RETAIL-MAJOR DEPARTMENT STORES — 0.7%
Saks, Inc.†	100,700	604,200

SEMICONDUCTOR EQUIPMENT — 1.2%
Cohu, Inc.	71,600	1,012,424

STEEL-PRODUCERS — 2.9%
Gerdau Ameristeel Corp.	67,400	373,396
Reliance Steel & Aluminum Co.	40,000	1,001,600
Steel Dynamics, Inc.	94,000	1,120,480
United States Steel Corp.	1,000	36,880

		2,532,356

TRANSPORT-MARINE — 2.7%
General Maritime Corp.	31,500	477,225
Overseas Shipholding Group, Inc.	13,500	507,330
Teekay Corp.	37,300	796,355
Tidewater, Inc.	12,500	545,125

		2,326,035

TRANSPORT-RAIL — 2.2%
Genesee & Wyoming, Inc., Class A†	38,800	1,293,980
Kansas City Southern†	19,000	586,530

		1,880,510

TRANSPORT-SERVICES — 1.1%
Bristow Group, Inc.†	37,900	938,783

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $120,092,478)		83,701,790

Short-Term Investment Securities — 4.1%

U.S. GOVERNMENT AGENCIES — 4.1%
Federal Home Loan Bank Disc. Notes 0.01% due 11/03/08 (cost $3,603,999)	$3,604,000	3,603,999

TOTAL INVESTMENTS (cost $123,696,477)(1)	100.1%	87,305,789
Liabilities in excess of other assets	(0.1)	(61,780)

NET ASSETS	100.0%	$87,244,009

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MID-CAP GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 96.5%	Shares/ Principal Amount	Market Value (Note 1)

APPLICATIONS SOFTWARE — 0.5%
Nuance Communications, Inc.†	69,550	$636,382

BANKS-FIDUCIARY — 1.7%
Northern Trust Corp.	37,390	2,105,431

CHEMICALS-DIVERSIFIED — 0.7%
Rockwood Holdings, Inc.†	67,470	833,254

CHEMICALS-SPECIALTY — 1.2%
Ecolab, Inc.	42,720	1,591,747

COAL — 0.9%
Peabody Energy Corp.	32,110	1,108,116

COMMERCIAL SERVICES-FINANCE — 1.6%
Mastercard, Inc., Class A	8,170	1,207,689
Morningstar, Inc.†	21,020	786,989

		1,994,678

COMPUTER AIDED DESIGN — 0.9%
Ansys, Inc.†	38,000	1,087,940

COMPUTERS-MEMORY DEVICES — 0.9%
NetApp, Inc.†	86,400	1,168,992

CONSULTING SERVICES — 2.3%
FTI Consulting, Inc.†	29,900	1,741,675
SAIC, Inc.†	61,900	1,143,293

		2,884,968

CONTAINERS-METAL/GLASS — 0.5%
Greif, Inc., Class A	14,900	604,642

DENTAL SUPPLIES & EQUIPMENT — 1.1%
Dentsply International, Inc.	46,210	1,403,860

DIALYSIS CENTERS — 2.6%
DaVita, Inc.†	58,880	3,341,440

DIVERSIFIED FINANCIAL SERVICES — 1.3%
IntercontinentalExchange, Inc.†	18,700	1,599,972

ELECTRONIC COMPONENTS-MISC. — 0.6%
Gentex Corp.	78,725	754,973

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.2%
Broadcom Corp., Class A†	91,420	1,561,454

ELECTRONIC CONNECTORS — 1.8%
Amphenol Corp., Class A	80,400	2,303,460

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.4%
FLIR Systems, Inc.†	56,910	1,826,811

ENERGY-ALTERNATE SOURCES — 0.9%
First Solar, Inc.†	5,600	804,720
GT Solar International, Inc.†	66,200	305,182

		1,109,902

ENGINEERING/R&D SERVICES — 1.3%
McDermott International, Inc.†	43,180	739,673
The Shaw Group, Inc.†	52,330	936,184

		1,675,857

ENGINES-INTERNAL COMBUSTION — 0.6%
Cummins, Inc.	30,500	788,425

ENTERTAINMENT SOFTWARE — 2.6%
Activision Blizzard, Inc.†	168,900	2,104,494

Electronic Arts, Inc.†	55,720	1,269,302

		3,373,796

FILTRATION/SEPARATION PRODUCTS — 1.1%
Pall Corp.	52,190	1,378,338

FINANCE-INVESTMENT BANKER/BROKER — 4.1%
Interactive Brokers Group, Inc., Class A†	77,990	1,666,646
Investment Technology Group, Inc.†	63,580	1,297,668
Lazard, Ltd., Class A	35,100	1,058,967
TD Ameritrade Holding Corp.†	89,380	1,187,860

		5,211,141

HAZARDOUS WASTE DISPOSAL — 2.3%
Stericycle, Inc.†	49,160	2,872,419

INDUSTRIAL AUDIO & VIDEO PRODUCTS — 0.8%
Dolby Laboratories, Inc., Class A†	31,380	990,667

INDUSTRIAL GASES — 1.1%
Praxair, Inc.	21,800	1,420,270

INSURANCE BROKERS — 1.4%
AON Corp.	43,100	1,823,130

INSURANCE-MULTI-LINE — 2.9%
ACE, Ltd.	34,400	1,973,184
HCC Insurance Holdings, Inc.	77,700	1,714,062

		3,687,246

INTERNET INFRASTRUCTURE SOFTWARE — 2.1%
Akamai Technologies, Inc.†	80,600	1,159,028
F5 Networks, Inc.†	60,500	1,501,610

		2,660,638

INVESTMENT MANAGEMENT/ADVISOR SERVICES — 2.3%
Affiliated Managers Group, Inc.†	13,050	605,259
Och-Ziff Capital Management. Group LLC	133,320	619,938
T. Rowe Price Group, Inc.	43,030	1,701,406

		2,926,603

MACHINERY-CONSTRUCTION & MINING — 0.4%
Bucyrus International, Inc.	22,920	553,060

MACHINERY-FARMING — 0.7%
AGCO Corp.†	26,900	847,888

MACHINERY-GENERAL INDUSTRIAL — 2.6%
Roper Industries, Inc.	42,110	1,909,688
Wabtec Corp.	36,000	1,431,360

		3,341,048

MEDICAL INFORMATION SYSTEMS — 1.3%
Cerner Corp.†	43,870	1,633,280

MEDICAL LABS & TESTING SERVICES — 1.0%
Covance, Inc.†	25,380	1,269,000

MEDICAL-BIOMEDICAL/GENE — 3.6%
Celgene Corp.†	37,600	2,416,176
Illumina, Inc.†	43,620	1,344,805
United Therapeutics Corp.†	9,800	854,854

		4,615,835

MEDICAL-DRUGS — 0.7%
Shire PLC ADR	21,080	831,606

MEDICAL-HMO — 2.0%
Humana, Inc.†	85,620	2,533,496

METAL PROCESSORS & FABRICATION — 1.2%
Precision Castparts Corp.	24,370	1,579,420

METAL-ALUMINUM — 0.3%
Century Aluminum Co.†	33,120	416,318

NETWORKING PRODUCTS — 0.8%
Juniper Networks, Inc.†	52,200	978,228

NON-HAZARDOUS WASTE DISPOSAL — 2.5%
Waste Connections, Inc.†	95,640	3,237,414

OIL & GAS DRILLING — 0.9%
Helmerich & Payne, Inc.	32,010	1,098,263

OIL COMPANIES-EXPLORATION & PRODUCTION — 5.8%
Cabot Oil & Gas Corp.	52,200	1,465,254
Forest Oil Corp.†	97,930	2,860,535
Southwestern Energy Co.†	85,180	3,034,112

		7,359,901

OIL FIELD MACHINERY & EQUIPMENT — 0.9%
Cameron International Corp.†	48,850	1,185,101

OIL-FIELD SERVICES — 0.7%
Oceaneering International, Inc.†	33,160	934,117

PRIVATE CORRECTIONS — 2.3%
Corrections Corp. of America†	151,330	2,891,916

PUBLISHING-BOOKS — 1.5%
John Wiley & Sons, Inc., Class A	54,420	1,892,728

RACETRACKS — 1.1%
Penn National Gaming, Inc.†	71,500	1,377,090

RETAIL-APPAREL/SHOE — 1.1%
Foot Locker, Inc.	95,651	1,398,418

RETAIL-PET FOOD & SUPPLIES — 1.6%
PetSmart, Inc.	103,700	2,041,853

RETAIL-REGIONAL DEPARTMENT STORES — 1.2%
Kohl’s Corp.†	43,600	1,531,668

RETAIL-RESTAURANTS — 0.8%
Panera Bread Co., Class A†	22,200	1,001,664

SCHOOLS — 3.4%
ITT Educational Services, Inc.†	40,200	3,523,530

Strayer Education, Inc.	3,800	859,826

		4,383,356

SEMICONDUCTOR EQUIPMENT — 0.8%
KLA-Tencor Corp.	41,860	973,245

TELECOM SERVICES — 3.2%
Amdocs, Ltd.†	124,100	2,799,696
TW Telecom, Inc.†	179,360	1,269,869

		4,069,565

TELECOMMUNICATION EQUIPMENT — 2.4%
CommScope, Inc.†	70,500	1,037,055
Harris Corp.	56,390	2,027,220

		3,064,275

THERAPEUTICS — 0.3%
BioMarin Pharmaceuticals, Inc.†	18,520	339,286

TOYS — 1.6%
Mattel, Inc.	136,500	2,050,230

TRANSACTIONAL SOFTWARE — 0.5%
VeriFone Holdings, Inc.†	61,517	698,833

TRANSPORT-TRUCK — 2.1%
J.B. Hunt Transport Services, Inc.	46,420	1,319,721
Landstar System, Inc.	34,500	1,331,355

		2,651,076

VETERINARY DIAGNOSTICS — 1.2%
VCA Antech, Inc.†	84,910	1,536,871

WIRE & CABLE PRODUCTS — 0.4%
General Cable Corp.†	31,300	534,604

X-RAY EQUIPMENT — 0.9%
Hologic, Inc.†	89,204	1,091,857

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $172,601,928)		122,669,062

Repurchase Agreement — 3.4%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 10/31/08, to be repurchased 11/03/08 in the amount of $4,330,011 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 03/15/16 and having an approximate value of $4,418,325 (cost $4,330,000)	$4,330,000	4,330,000

TOTAL INVESTMENTS (cost $176,931,928)(1)	99.9%	126,999,062
Other assets less liabilities	0.1	110,593

NET ASSETS	100.0%	$127,109,655

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AGGRESSIVE GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

	Shares/
Common Stock — 68.8%	Principal Amount	Market Value (Note 1)

ADVERTISING SALES — 0.1%
Visionchina Media, Inc. ADR†	7,350	$58,800

AEROSPACE/DEFENSE-EQUIPMENT — 1.0%
Goodrich Corp.	18,100	661,736

AGRICULTURAL CHEMICALS — 1.3%
Terra Industries, Inc.	36,200	796,038

APPLICATIONS SOFTWARE — 3.0%
Check Point Software Technologies, Ltd.†	26,100	527,742
Citrix Systems, Inc.†	38,200	984,414
Nuance Communications, Inc.†	40,300	368,745

		1,880,901

BANKS-SUPER REGIONAL — 2.5%
US Bancorp	40,500	1,207,305
Wells Fargo & Co.	11,300	384,765

		1,592,070

BUILDING-RESIDENTIAL/COMMERCIAL — 0.0%
Standard-Pacific Corp.†	78	222

CASINO SERVICES — 0.1%
Scientific Games Corp., Class A†	1,800	32,400

CHEMICALS-DIVERSIFIED — 1.1%
Olin Corp.	36,900	670,104

COAL — 1.2%
Walter Industries, Inc.	19,100	740,125

COMMERCIAL SERVICES — 1.2%
Iron Mountain, Inc.†	30,600	742,968

COMPUTER SERVICES — 1.1%
Cognizant Technology Solutions Corp., Class A†	37,400	718,080

COMPUTERS — 2.1%
Hewlett-Packard Co.	35,300	1,351,284

COMPUTERS-PERIPHERY EQUIPMENT — 1.0%
Synaptics, Inc.†	21,500	664,135

CONTAINERS-PAPER/PLASTIC — 1.0%
Pactiv Corp.†	27,300	643,188

DIVERSIFIED BANKING INSTITUTIONS — 2.1%
Bank of America Corp.	55,438	1,339,937

DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES — 2.7%
Chemed Corp.	39,300	1,720,947

ELECTRIC PRODUCTS-MISC. — 0.6%
Graham Corp.	19,246	404,166

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 3.0%
Microchip Technology, Inc.	25,600	630,528
Monolithic Power Systems, Inc.†	74,238	1,261,304

		1,891,832

ENGINEERING/R&D SERVICES — 2.1%
Jacobs Engineering Group, Inc.†	16,100	586,523
URS Corp.†	26,000	764,140

		1,350,663

ENTERPRISE SOFTWARE/SERVICE — 1.0%
ManTech International Corp., Class A†	11,380	613,837

FOOD-CANNED — 3.2%
TreeHouse Foods, Inc.†	68,100	2,060,706

FOOD-MEAT PRODUCTS — 0.0%
Hormel Foods Corp.	50	1,413

FOOD-MISC. — 6.4%
Cal-Maine Foods, Inc.	49,806	1,463,798
Chiquita Brands International, Inc.†	42,000	573,300
Ralcorp Holdings, Inc.†	30,300	2,050,704

		4,087,802

HAZARDOUS WASTE DISPOSAL — 2.0%
Stericycle, Inc.†	21,500	1,256,245

INTERNET INFRASTRUCTURE SOFTWARE — 1.0%
F5 Networks, Inc.†	24,300	603,126

MACHINERY-CONSTRUCTION & MINING — 0.6%
Joy Global, Inc.	13,200	382,536

MEDICAL INSTRUMENTS — 2.2%
Beckman Coulter, Inc.	28,500	1,422,720

MEDICAL PRODUCTS — 2.3%
Becton Dickinson & Co.	20,600	1,429,640

MEDICAL-BIOMEDICAL/GENE — 1.0%
Amgen, Inc.†	10,600	634,834

MEDICAL-DRUGS — 1.2%
AstraZeneca PLC ADR	17,600	747,296

MEDICAL-GENERIC DRUGS — 1.0%
Mylan, Inc.†	74,000	634,180

MEDICAL-WHOLESALE DRUG DISTRIBUTION — 1.0%
AmerisourceBergen Corp.	20,300	634,781

NETWORKING PRODUCTS — 2.4%
Atheros Communications, Inc.†	33,800	607,386
Juniper Networks, Inc.†	50,100	938,874

		1,546,260

OIL & GAS DRILLING — 0.6%
Helmerich & Payne, Inc.	10,700	367,117

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.7%
Comstock Resources, Inc.†	15,600	770,952
Petroquest Energy, Inc.†	93,200	927,340

		1,698,292

OIL-FIELD SERVICES — 0.4%
BJ Services Co.	21,400	274,990

POWER CONVERTER/SUPPLY EQUIPMENT — 0.4%
Energy Conversion Devices, Inc.†	7,800	266,292

PRECIOUS METALS — 1.0%
Pan American Silver Corp.†	53,100	616,491

REAL ESTATE OPERATIONS & DEVELOPMENT — 0.5%
The St. Joe Co.†	9,600	296,832

RETAIL-APPAREL/SHOE — 2.3%
Aeropostale, Inc.†	20,900	505,989
American Eagle Outfitters, Inc.	57,100	634,952
Guess?, Inc.	15,100	328,727

		1,469,668

RETAIL-REGIONAL DEPARTMENT STORES — 1.2%
Kohl’s Corp.†	21,200	744,756

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 1.1%
Linear Technology Corp.	29,600	671,328

TELECOM SERVICES — 1.0%
Amdocs, Ltd.†	29,000	654,240

TELECOMMUNICATION EQUIPMENT — 1.0%
Harris Corp.	17,600	632,720

TRANSPORT-RAIL — 1.1%
Union Pacific Corp.	10,000	667,700

TRANSPORT-TRUCK — 3.0%
Knight Transportation, Inc.	35,700	567,630
Landstar System, Inc.	18,100	698,479
Werner Enterprises, Inc.	32,600	639,612

		1,905,721

TOTAL COMMON STOCK (cost $44,441,939)		43,581,119

Exchange Traded Funds — 4.6%

MID-CAP EQUITY FUNDS — 4.6%
iShares S&P MidCap 400 Growth Index Fund (cost $2,732,000)	50,000	2,935,000

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $47,173,939)		46,516,119

Repurchase Agreements — 29.1%

State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$10,450,000	10,450,000
UBS Securities, LLC Joint Repurchase Agreement(1)	8,000,000	8,000,000

TOTAL REPURCHASE AGREEMENTS (cost $18,450,000)		18,450,000

TOTAL INVESTMENTS (cost $65,623,939)(2)	102.5%	64,966,119
Liabilities in excess of other assets	(2.5)	(1,578,710)

NET ASSETS	100.0%	$63,387,409

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GROWTH OPPORTUNITIES PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

	Shares/
Common Stock — 92.2%	Principal Amount	Market Value (Note1)

AEROSPACE/DEFENSE — 2.3%
Aerovironment, Inc.†	15,300	$549,576
Teledyne Technologies, Inc.†	10,400	473,928
TransDigm Group, Inc.†	17,700	533,478

		1,556,982

AEROSPACE/DEFENSE-EQUIPMENT — 1.0%
Orbital Sciences Corp.†	31,900	653,631

ALTERNATIVE WASTE TECHNOLOGY — 0.9%
Calgon Carbon Corp.†	43,000	572,760

APPLICATIONS SOFTWARE — 1.7%
Citrix Systems, Inc.†	23,600	608,172
Quest Software, Inc.†	39,500	523,375

		1,131,547

AUDIO/VIDEO PRODUCTS — 0.5%
Tivo, Inc.†	48,100	330,447

BANKS-COMMERCIAL — 1.7%
PrivateBancorp, Inc.	9,100	327,691
Signature Bank†	11,000	358,380
SVB Financial Group†	9,300	478,485

		1,164,556

BEVERAGES-NON-ALCOHOLIC — 1.1%
Hansen Natural Corp.†	28,400	719,088

BEVERAGES-WINE/SPIRITS — 0.8%
Central European Distribution Corp.†	18,800	541,252

BUILDING-HEAVY CONSTRUCTION — 0.8%
KHD Humboldt Wedag International, Ltd.†	30,800	526,064

BUILDING-RESIDENTIAL/COMMERCIAL — 0.7%
Lennar Corp., Class A	64,600	500,004

CASINO SERVICES — 1.4%
Bally Technologies, Inc.†	18,000	398,700
Scientific Games Corp., Class A†	30,700	552,600

		951,300

CELLULAR TELECOM — 1.1%
Syniverse Holdings, Inc.†	39,700	746,360

COMMERCIAL SERVICES — 0.7%
Quanta Services, Inc.†	23,100	456,456

COMMERCIAL SERVICES-FINANCE — 3.2%
Bankrate, Inc.†	14,600	480,486
Lender Processing Services, Inc.	33,900	782,073
Net 1 UEPS Technologies, Inc.†	35,800	501,200
Riskmetrics Group, Inc.†	25,589	394,326

		2,158,085

COMPUTER AIDED DESIGN — 0.7%
Parametric Technology Corp.†	34,100	442,959

COMPUTER SERVICES — 0.7%
CACI International, Inc., Class A†	11,200	461,216

COMPUTER SOFTWARE — 0.4%
Omniture, Inc.†	22,300	256,450

CONSULTING SERVICES — 2.0%
FTI Consulting, Inc.†	14,900	867,925
Huron Consulting Group, Inc.†	9,200	500,204

		1,368,129

CONTAINERS-METAL/GLASS — 0.5%
Greif, Inc., Class A	8,700	353,046

COSMETICS & TOILETRIES — 0.8%
Chattem, Inc.†	6,900	522,123

DATA PROCESSING/MANAGEMENT — 0.6%
Broadridge Financial Solutions, Inc.	32,900	398,090

DIAGNOSTIC EQUIPMENT — 2.0%
Gen-Probe, Inc.†	13,800	649,428
Immucor, Inc.†	25,500	677,025

		1,326,453

DISPOSABLE MEDICAL PRODUCTS — 0.5%
ICU Medical, Inc.†	11,300	361,939

DISTRIBUTION/WHOLESALE — 0.6%
Fossil, Inc.†	22,400	406,560

E-COMMERCE/PRODUCTS — 0.8%
MercadoLibre, Inc.†	37,800	516,726

E-COMMERCE/SERVICES — 1.0%
NetFlix, Inc.†	26,600	658,616

E-MARKETING/INFO — 0.5%
comScore, Inc.†	29,700	362,340

E-SERVICES/CONSULTING — 0.7%
GSI Commerce, Inc.†	47,700	493,695

ELECTRIC PRODUCTS-MISC. — 0.5%
GrafTech International, Ltd.†	42,200	342,242

ELECTRIC-TRANSMISSION — 0.7%
ITC Holdings Corp.	11,000	446,380

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.5%
FLIR Systems, Inc.†	16,300	523,230
Itron, Inc.†	9,400	455,712

		978,942

ENGINEERING/R&D SERVICES — 0.8%
Stanley, Inc.†	15,000	513,900

ENTERPRISE SOFTWARE/SERVICE — 4.1%
Ariba, Inc.†	30,600	327,420
Informatica Corp.†	46,700	656,135
ManTech International Corp., Class A†	13,000	701,220
Omnicell, Inc.†	33,800	371,124
Sybase, Inc.†	25,300	673,739

		2,729,638

FINANCE-COMMERCIAL — 0.5%
CIT Group, Inc.	84,200	348,588

FINANCE-INVESTMENT BANKER/BROKER — 1.2%
Greenhill & Co., Inc.	7,300	481,581
optionsXpress Holdings, Inc.	17,900	317,904

		799,485

FOOD-BAKING — 1.0%
Flowers Foods, Inc.	23,000	681,950

FOOD-MISC. — 0.5%
Ralcorp Holdings, Inc.†	4,800	324,864

FOOD-WHOLESALE/DISTRIBUTION — 0.3%
United Natural Foods, Inc.†	7,700	172,018

FOOTWEAR & RELATED APPAREL — 0.6%
Deckers Outdoor Corp.†	4,900	415,814

HAZARDOUS WASTE DISPOSAL — 0.9%
Clean Harbors, Inc.†	9,000	590,130

HUMAN RESOURCES — 1.7%
Emergency Medical Services Corp., Class A†	20,200	663,772
Resources Connection, Inc.†	26,200	454,308

		1,118,080

IDENTIFICATION SYSTEMS — 0.5%
Cogent, Inc.†	34,300	313,502

INSTRUMENTS-CONTROLS — 1.2%
Mettler Toledo International, Inc.†	6,050	463,067
Woodward Governor Co.	11,100	356,310

		819,377

INSURANCE-PROPERTY/CASUALTY — 0.5%
FPIC Insurance Group, Inc.†	7,800	349,128

INSURANCE-REINSURANCE — 0.5%
Aspen Insurance Holdings, Ltd.	15,500	355,880

INTERNET APPLICATION SOFTWARE — 0.5%
CyberSource Corp.†	27,000	328,050

INTERNET INFRASTRUCTURE SOFTWARE — 0.9%
AsiaInfo Holdings, Inc.†	55,900	614,341

MACHINERY-GENERAL INDUSTRIAL — 0.7%
Wabtec Corp.	11,100	441,336

MEDICAL INFORMATION SYSTEMS — 1.9%
Athenahealth Inc.†	12,700	388,620
Eclipsys Corp.†	28,800	427,680
Quality Systems, Inc.	12,600	484,974

		1,301,274

MEDICAL INSTRUMENTS — 2.5%
NuVasive, Inc.†	10,900	513,281
Techne Corp.†	9,200	634,984
Thoratec Corp.†	20,000	492,400

		1,640,665

MEDICAL LABS & TESTING SERVICES — 0.9%
Genoptix, Inc.†	18,400	615,296

MEDICAL PRODUCTS — 3.1%
Haemonetics Corp.†	14,400	850,464
Wright Medical Group, Inc.†	30,100	697,718
Zoll Medical Corp.†	21,300	512,904

		2,061,086

MEDICAL-BIOMEDICAL/GENE — 5.3%
Alexion Pharmaceuticals, Inc.†	14,900	607,175
Alnylam Pharmaceuticals, Inc.†	12,500	287,500
Bio-Rad Laboratories, Inc., Class A†	5,800	495,204
Illumina, Inc.†	9,800	302,134
Myriad Genetics, Inc.†	9,400	593,046
Sangamo Biosciences, Inc.†	12,200	95,282
Sequenom, Inc.†	37,200	669,600
United Therapeutics Corp.†	5,750	501,572

		3,551,513

MEDICAL-DRUGS — 0.8%
PharMerica Corp.†	26,200	537,886

MEDICAL-GENERIC DRUGS — 1.5%
Perrigo Co.	19,200	652,800
Watson Pharmaceuticals, Inc.†	12,200	319,274

		972,074

MEDICAL-OUTPATIENT/HOME MEDICAL — 2.6%
Almost Family, Inc.†	9,600	462,336
Amedisys, Inc.†	9,000	507,690
LHC Group, Inc.†	22,700	800,856

		1,770,882

MOTION PICTURES & SERVICES — 1.1%
DreamWorks Animation SKG, Inc., Class A†	25,100	705,310

OIL COMPANIES-EXPLORATION & PRODUCTION — 3.0%
Arena Resources, Inc.†	18,200	554,736
Penn Virginia Corp.	10,300	382,851
Petroquest Energy, Inc.†	34,400	342,280
Whiting Petroleum Corp.†	14,347	745,901

		2,025,768

OIL FIELD MACHINERY & EQUIPMENT — 0.8%
CARBO Ceramics, Inc.	11,800	510,586

OIL-FIELD SERVICES — 0.8%
Core Laboratories NV	7,200	530,640

PATIENT MONITORING EQUIPMENT — 0.7%
Masimo Corp.†	15,500	495,845

PHYSICAL THERAPY/REHABILITATION CENTERS — 0.8%
Psychiatric Solutions, Inc.†	15,500	515,995

POWER CONVERTER/SUPPLY EQUIPMENT — 0.8%
Energy Conversion Devices, Inc.†	15,200	518,928

RESEARCH & DEVELOPMENT — 0.8%
Exponent, Inc.†	17,350	510,611

RETAIL-APPAREL/SHOE — 2.2%
Aeropostale, Inc.†	18,350	444,254
Genesco, Inc.†	19,600	486,276
The Children’s Place Retail Stores, Inc.†	15,300	511,479

		1,442,009

RETAIL-CONVENIENCE STORE — 0.8%
The Pantry, Inc.†	25,500	561,510

RETAIL-RESTAURANTS — 2.0%
Buffalo Wild Wings, Inc.†	13,600	384,608
Jack in the Box, Inc.†	27,700	556,770
Panera Bread Co., Class A†	8,400	379,008

		1,320,386

SCHOOLS — 3.0%
K12 ,Inc.†	14,400	396,000
New Oriental Education & Technology Group, Inc. ADR†	11,500	735,425
Strayer Education, Inc.	4,000	905,080

		2,036,505

SEMICONDUCTOR EQUIPMENT — 0.5%
Tessera Technologies, Inc.†	19,300	333,504

SUPERCONDUCTOR PRODUCT & SYSTEMS — 0.2%
American Superconductor Corp.†	9,400	117,594

TELECOM EQUIPMENT-FIBER OPTICS — 0.5%
Harmonic, Inc.†	45,700	324,927

TELECOM SERVICES — 0.5%
NTELOS Holdings Corp.	14,000	364,000

TELECOMMUNICATION EQUIPMENT — 1.0%
Comtech Telecommunications Corp.†	14,400	697,248

TOYS — 0.9%
Marvel Entertainment, Inc.†	17,700	569,763

TRANSACTIONAL SOFTWARE — 0.8%
Solera Holdings, Inc.†	20,800	517,712

TRANSPORT-MARINE — 0.8%
Kirby Corp.†	15,200	521,664

TRANSPORT-TRUCK — 0.5%
Forward Air Corp.	13,900	363,763

WEB HOSTING/DESIGN — 0.8%
Equinix, Inc.†	8,700	543,054

WIRELESS EQUIPMENT — 1.5%
InterDigital, Inc.†	16,500	359,370
SBA Communications Corp., Class A†	31,000	650,690

		1,010,060

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $70,925,531)		61,608,577

Repurchase Agreement — 11.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 10/31/08, to be repurchased 11/03/08 in the amount of $7,731,019 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 03/15/16 and having an approximate value of $7,888,425 (cost $7,731,000)	$7,731,000	7,731,000

TOTAL INVESTMENTS (cost $78,656,531)(1)	103.8%	69,339,577
Liabilities in excess of other assets	(3.8)	(2,527,303)

NET ASSETS	100.0%	$66,812,274

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
MARSICO FOCUSED GROWTH PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 93.4%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE — 8.8%
General Dynamics Corp.	49,657	$2,995,310
Lockheed Martin Corp.	50,227	4,271,807

		7,267,117

AGRICULTURAL CHEMICALS — 4.7%
Monsanto Co.	43,204	3,844,292

BANKS-COMMERCIAL — 3.2%
Industrial & Commercial Bank of China(2)	5,654,000	2,630,519

BANKS-SUPER REGIONAL — 7.2%
US Bancorp	88,162	2,628,109
Wells Fargo & Co.	95,720	3,259,266

		5,887,375

CASINO HOTELS — 3.4%
Las Vegas Sands Corp.†	36,662	520,234
Wynn Resorts, Ltd.	38,101	2,301,300

		2,821,534

CELLULAR TELECOM — 0.2%
China Mobile, Ltd. ADR	4,292	188,376

COMMERCIAL SERVICES-FINANCE — 7.0%
Mastercard, Inc., Class A	15,673	2,316,783
Visa, Inc., Class A	62,179	3,441,608

		5,758,391

COMPUTERS — 3.1%
Apple, Inc.†	23,730	2,553,111

DIVERSIFIED BANKING INSTITUTIONS — 3.3%
Bank of America Corp.	112,036	2,707,910

ENTERPRISE SOFTWARE/SERVICE — 0.4%
Oracle Corp.†	16,469	301,218

FINANCE-INVESTMENT BANKER/BROKER — 3.9%
JPMorgan Chase & Co.	44,238	1,824,818
The Goldman Sachs Group, Inc.	15,144	1,400,820

		3,225,638

INDUSTRIAL GASES — 2.2%
Air Products & Chemicals, Inc.	31,462	1,828,886

MEDICAL PRODUCTS — 1.3%
Johnson & Johnson	17,051	1,045,908

MEDICAL-BIOMEDICAL/GENE — 6.7%
Genentech, Inc.†	59,555	4,939,492
Gilead Sciences, Inc.†	12,572	576,426

		5,515,918

OIL & GAS DRILLING — 2.5%
Transocean, Inc.†	24,976	2,056,274

OIL COMPANIES-INTEGRATED — 2.1%
Petroleo Brasileiro SA ADR	64,705	1,739,917

OIL-FIELD SERVICES — 2.2%
Schlumberger, Ltd.	35,704	1,844,112

RETAIL-BUILDING PRODUCTS — 3.5%
Lowe’s Cos., Inc.	131,444	2,852,335

RETAIL-DISCOUNT — 3.7%
Target Corp.	34,022	1,364,962
Wal-Mart Stores, Inc.	30,017	1,675,249

		3,040,211

RETAIL-DRUG STORE — 4.6%
CVS Caremark Corp.	122,399	3,751,529

RETAIL-RESTAURANTS — 8.8%
McDonald’s Corp.	124,750	7,226,768

TRANSPORT-RAIL — 8.1%
Norfolk Southern Corp.	34,095	2,043,654
Union Pacific Corp.	69,308	4,627,695

		6,671,349

WEB PORTALS/ISP — 1.2%
Google, Inc., Class A†	2,683	964,163

WIRELESS EQUIPMENT — 1.3%
QUALCOMM, Inc.	27,847	1,065,426

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $79,830,765)		76,788,277

Repurchase Agreement — 8.1%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 10/31/08, to be repurchased 11/03/08 in the amount of $6,698,017 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 03/15/16 and having an approximate value of $6,834,281 (cost $6,698,000)	$6,698,000	6,698,000

TOTAL INVESTMENTS (cost $86,528,765) (1)	101.5%	83,486,277
Liabilities in excess of other assets	(1.5)	(1,263,466)

NET ASSETS	100.0%	$82,222,811

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Security was valued using fair value procedures at October 31, 2008. See Note 1 regarding fair value procedures for foreign equity securities.

ADR — American Depository Receipt

See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
TECHNOLOGY PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 94.6%	Shares/ Principal Amount	Market Value (Note 1)

APPLICATIONS SOFTWARE — 9.2%
Check Point Software Technologies†	22,680	$458,590
Citrix Systems, Inc.†	14,615	376,629
Intuit, Inc.†	13,640	341,818
Microsoft Corp.	19,650	438,784
Nuance Communications, Inc.†	29,680	271,572
Salesforce.com, Inc.†	18,010	557,590

		2,444,983

COMMERCIAL SERVICES — 0.5%
CoStar Group, Inc.†	3,630	130,753

COMPUTER AIDED DESIGN — 1.6%
Ansys, Inc.†	7,680	219,878
Autodesk, Inc.†	9,360	199,462

		419,340

COMPUTER SERVICES — 3.7%
Affiliated Computer Services, Inc., Class A†	13,620	558,420
Cognizant Technology Solutions Corp., Class A†	21,390	410,688

		969,108

COMPUTER SOFTWARE — 1.5%
Omniture, Inc.†	34,027	391,311

COMPUTERS — 15.2%
Apple, Inc.†	28,450	3,060,936
Hewlett-Packard Co.	10,640	407,299
Research In Motion, Ltd.†	11,100	559,773

		4,028,008

COMPUTERS-INTEGRATED SYSTEMS — 0.9%
Riverbed Technology, Inc.†	10,020	125,551
Teradata Corp.†	7,050	108,499

		234,050

COMPUTERS-MEMORY DEVICES — 1.6%
EMC Corp.†	11,990	141,242
NetApp, Inc.†	21,510	291,030

		432,272

CONSULTING SERVICES — 2.1%
Accenture Ltd., Class A	13,010	429,980
FTI Consulting, Inc.†	2,300	133,975

		563,955

DATA PROCESSING/MANAGEMENT — 1.1%
Fiserv, Inc.†	9,130	304,577

EDUCATIONAL SOFTWARE — 0.7%
Blackboard, Inc.†	7,529	184,310

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 5.1%
Altera Corp.	16,410	284,713
Intersil Corp., Class A	10,850	148,537
MEMC Electronic Materials, Inc.†	8,020	147,408
Microchip Technology, Inc.	5,930	146,056
Microsemi Corp.†	5,480	119,135
Monolithic Power Systems, Inc.†	16,660	283,053
Netlogic Microsystems, Inc.†	4,710	99,475
Silicon Laboratories, Inc.†	4,420	114,743

		1,343,120

ELECTRONIC FORMS — 3.1%
Adobe Systems, Inc.†	30,370	809,057

ELECTRONIC MEASUREMENT INSTRUMENTS — 1.7%
Agilent Technologies, Inc.†	13,420	297,790
Trimble Navigation, Ltd.†	7,360	151,395

		449,185

ENERGY-ALTERNATE SOURCES — 0.5%
First Solar, Inc.†	990	142,263

ENTERPRISE SOFTWARE/SERVICE — 6.4%
Ariba, Inc.†	19,350	207,045
CA, Inc.	24,050	428,090
Concur Technologies, Inc.†	5,472	138,058
Oracle Corp.†	41,110	751,902
SAP AG ADR	3,760	132,841
Taleo Corp., Class A†	1,761	24,302

		1,682,238

ENTERTAINMENT SOFTWARE — 2.1%
Activision Blizzard, Inc.†	20,260	252,440
UbiSoft Entertainment†(2)	5,760	304,407

		556,847

INSTRUMENTS-SCIENTIFIC — 1.6%
FEI Co.†	13,350	280,483
Thermo Fisher Scientific, Inc.†	3,250	131,950

		412,433

INTERNET APPLICATION SOFTWARE — 0.8%
Vocus, Inc.†	12,346	207,783

INTERNET SECURITY — 5.5%
McAfee, Inc.†	20,770	676,064
Symantec Corp.†	38,380	482,820
VeriSign, Inc.†	13,960	295,952

		1,454,836

MEDICAL INSTRUMENTS — 1.5%
Intuitive Surgical, Inc.†	1,307	225,837
NuVasive, Inc.†	3,739	176,069

		401,906

MEDICAL LABS & TESTING SERVICES — 0.3%
ICON PLC ADR†	3,350	84,990

MEDICAL-BIOMEDICAL/GENE — 1.9%
Genentech, Inc.†	1,740	144,316
Illumina, Inc.†	11,310	348,687

		493,003

PHARMACY SERVICES — 0.4%
Medco Health Solutions, Inc.†	2,482	94,192

RETAIL-COMPUTER EQUIPMENT — 0.2%
PC Connection, Inc.†	8,205	49,558

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 4.4%
Analog Devices, Inc.	30,353	648,340
Hittite Microwave Corp.†	4,860	159,262
Marvell Technology Group, Ltd.†	49,870	347,095

		1,154,697

SEMICONDUCTOR EQUIPMENT — 2.3%
ASML Holding NV	19,480	341,874
Tessera Technologies, Inc.†	7,894	136,408
Varian Semiconductor Equipment Associates, Inc.†	6,820	133,809

		612,091

TELECOM SERVICES — 3.4%
Amdocs, Ltd.†	22,140	499,478
Fairpoint Communications, Inc.	49,400	196,612
Neutral Tandem, Inc.†	11,751	204,703

		900,793

TELECOMMUNICATION EQUIPMENT — 2.1%
Harris Corp.	15,740	565,853

TOYS — 1.0%
Nintendo Co., Ltd.(2)	830	261,780

WEB HOSTING/DESIGN — 1.7%
Equinix, Inc.†	7,132	445,179

WIRELESS EQUIPMENT — 10.5%
American Tower Corp., Class A†	20,070	648,462
Nokia Oyj ADR	32,430	492,287
QUALCOMM, Inc.	34,150	1,306,579
SBA Communications Corp., Class A†	16,220	340,458

		2,787,786

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $30,416,846)		25,012,257

Repurchase Agreement — 11.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 10/31/08, to be repurchased 11/03/08 in the amount of $3,103,008 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 03/15/16 and having an approximate value of $3,167,475 (cost $3,103,000)	$3,103,000	3,103,000

TOTAL INVESTMENTS (cost $33,519,846)(1)	106.3%	28,115,257
Liabilities in excess of other assets	(6.3)	(1,673,290)

NET ASSETS	100.0%	$26,441,967

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Security was valued using fair value procedures at October 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
SMALL & MID CAP VALUE PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 96.7%	Shares/ Principal Amount	Market Value (Note 1)

AEROSPACE/DEFENSE-EQUIPMENT — 0.5%
Goodrich Corp.	39,000	$1,425,840

AIRLINES — 2.4%
Alaska Air Group, Inc.†	132,200	3,265,340
Continental Airlines, Inc., Class B†	101,100	1,912,812
Skywest, Inc.	127,100	1,958,611

		7,136,763

APPAREL MANUFACTURERS — 0.5%
Jones Apparel Group, Inc.	132,700	1,474,297

AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL — 1.2%
ArvinMeritor, Inc.	348,700	2,064,304
Autoliv, Inc.	36,200	773,232
TRW Automotive Holdings Corp.†	139,639	882,519

		3,720,055

BANKS-COMMERCIAL — 7.8%
Central Pacific Financial Corp.	195,500	3,049,800
Popular, Inc.	203,600	1,547,360
Susquehanna Bancshares, Inc.	122,300	1,894,427
Synovus Financial Corp.	387,600	4,003,908
The South Financial Group, Inc.	300,800	1,747,648
Trustmark Corp.	213,097	4,372,750
Webster Financial Corp.	225,100	4,173,354
Whitney Holding Corp.	122,800	2,333,200

		23,122,447

BATTERIES/BATTERY SYSTEMS — 0.9%
EnerSys†	205,500	2,716,710

BUILDING PRODUCTS-DOORS & WINDOWS — 0.4%
Quanex Building Products	133,200	1,220,112

BUILDING-MOBILE HOME/MANUFACTURED HOUSING — 1.3%
Thor Industries, Inc.	213,700	3,825,230

BUILDING-RESIDENTIAL/COMMERCIAL — 0.2%
KB Home	43,000	717,670

CASINO HOTELS — 0.7%
Boyd Gaming Corp.	300,900	2,046,120

CHEMICALS-DIVERSIFIED — 1.8%
Rockwood Holdings, Inc.†	202,800	2,504,580
Westlake Chemical Corp.	156,825	2,858,920

		5,363,500

CHEMICALS-SPECIALTY — 3.6%
Arch Chemicals, Inc.	94,739	2,687,745
Ashland, Inc.	118,400	2,674,656
Chemtura Corp.	637,300	1,102,529
Cytec Industries, Inc.	111,900	3,169,008
Methanex Corp.	94,800	1,117,692

		10,751,630

COMMERCIAL SERVICES — 0.7%
Convergys Corp.†	253,300	1,947,877

COMPUTER SERVICES — 0.8%
Insight Enterprises, Inc.†	257,300	2,503,529

COMPUTERS-MEMORY DEVICES — 0.6%
SanDisk Corp.†	171,000	1,520,190
Western Digital Corp.†	24,700	407,550

		1,927,740

COMPUTERS-PERIPHERY EQUIPMENT — 0.7%
Lexmark International, Inc., Class A†	79,000	2,040,570

CONTAINERS-METAL/GLASS — 1.1%
Owens-Illinois, Inc.†	75,000	1,716,000
Silgan Holdings, Inc.	35,100	1,633,554

		3,349,554

CONTAINERS-PAPER/PLASTIC — 0.6%
Sonoco Products Co.	68,500	1,724,830

DISTRIBUTION/WHOLESALE — 3.2%
Ingram Micro, Inc., Class A†	249,700	3,328,501
Tech Data Corp.†	111,200	2,385,240
United Stationers, Inc.†	105,600	3,948,384

		9,662,125

DIVERSIFIED MANUFACTURING OPERATIONS — 1.3%
Acuity Brands, Inc.	64,500	2,254,920
Cooper Industries, Ltd., Class A	57,000	1,764,150

		4,019,070

ELECTRIC-INTEGRATED — 4.0%
Allegheny Energy, Inc.	36,600	1,103,490
Northeast Utilities	191,900	4,329,264
Portland General Electric Co.	50,700	1,040,364
Puget Energy, Inc.	71,600	1,677,588
Wisconsin Energy Corp.	84,600	3,680,100

		11,830,806

ELECTRONIC COMPONENTS-MISC. — 1.2%
Benchmark Electronics, Inc.†	196,700	2,358,433
Vishay Intertechnology, Inc.†	256,500	1,105,515

		3,463,948

ELECTRONIC COMPONENTS-SEMICONDUCTORS — 1.2%
Amkor Technology, Inc.†	333,800	1,355,228
Spansion, Inc. Class A†	196,000	121,520
Zoran Corp.†	255,100	2,076,514

		3,553,262

ELECTRONIC PARTS DISTRIBUTION — 0.9%
Arrow Electronics, Inc.†	152,800	2,666,360

ENGINES-INTERNAL COMBUSTION — 0.9%
Briggs & Stratton Corp.	178,825	2,818,282

FOOD-CANNED — 1.4%
Del Monte Foods Co.	655,900	4,138,729

FOOD-MEAT PRODUCTS — 1.8%
Smithfield Foods, Inc.†	276,500	2,908,780
Tyson Foods, Inc., Class A	278,900	2,437,586

		5,346,366

FOOD-RETAIL — 2.7%
Ruddick Corp.	199,100	5,702,224
SUPERVALU, Inc.	161,300	2,296,912

		7,999,136

GAS-DISTRIBUTION — 1.3%
Atmos Energy Corp.	157,100	3,812,817

GOLF — 1.2%
Callaway Golf Co.	346,000	3,619,160

HOME FURNISHINGS — 0.2%
Furniture Brands International, Inc.	129,900	739,131

HUMAN RESOURCES — 1.1%
Kelly Services, Inc., Class A	235,900	3,359,216

INDEPENDENT POWER PRODUCERS — 0.6%
Reliant Energy, Inc.†	320,600	1,683,150

INSURANCE-LIFE/HEALTH — 1.1%
StanCorp Financial Group, Inc.	95,600	3,258,048

INSURANCE-MULTI-LINE — 0.8%
Old Republic International Corp.	244,100	2,248,161

INSURANCE-PROPERTY/CASUALTY — 2.5%
Arch Capital Group, Ltd.†	79,600	5,552,100
Fidelity National Financial, Inc., Class A	196,300	1,768,663

		7,320,763

INSURANCE-REINSURANCE — 5.0%
Aspen Insurance Holdings, Ltd.	236,800	5,436,928
PartnerRe, Ltd.	29,900	2,023,931
Platinum Underwriters Holdings, Ltd.	173,700	5,513,238
Reinsurance Group of America, Inc.	22,600	843,884
RenaissanceRe Holdings, Ltd.	24,800	1,138,320

		14,956,301

LEISURE PRODUCTS — 0.3%
Brunswick Corp.†	215,327	747,185

MACHINERY-CONSTRUCTION & MINING — 1.4%
Terex Corp.†	253,600	4,232,584

MACHINERY-ELECTRICAL — 0.5%
Regal-Beloit Corp.	49,100	1,598,696

MACHINERY-FARMING — 0.3%
AGCO Corp.†	32,300	1,018,096

MACHINERY-GENERAL INDUSTRIAL — 0.4%
Gardner Denver, Inc.†	44,300	1,134,966

MEDICAL-HMO — 2.6%
AMERIGROUP Corp.†	158,400	3,960,000
Molina Healthcare, Inc.†	172,300	3,837,121

		7,797,121

MEDICAL-HOSPITALS — 2.1%
LifePoint Hospitals, Inc.†	134,096	3,214,281
Universal Health Services, Inc., Class B	74,000	3,110,960

		6,325,241

METAL PROCESSORS & Fabrication — 2.2%
Commercial Metals Co.	284,400	3,156,840
Mueller Industries, Inc.	150,000	3,430,500

		6,587,340

MISCELLANEOUS MANUFACTURING — 0.8%
AptarGroup, Inc.	74,200	2,249,744

NETWORKING PRODUCTS — 0.7%
Anixter International, Inc.†	59,400	1,996,434

OIL & GAS DRILLING — 1.1%
Helmerich & Payne, Inc.	93,100	3,194,261

OIL COMPANIES-EXPLORATION & PRODUCTION — 2.6%
Cimarex Energy Co.	106,800	4,321,128
Whiting Petroleum Corp.†	67,100	3,488,529

		7,809,657

OIL REFINING & MARKETING — 0.6%
Frontier Oil Corp.	139,500	1,842,795

OIL-FIELD SERVICES — 0.8%
Oil States International, Inc.†	96,900	2,241,297

PHARMACY SERVICES — 0.8%
Omnicare, Inc.	88,300	2,434,431

PUBLISHING-NEWSPAPERS — 0.4%
Gannett Co., Inc.	113,700	1,250,700

REAL ESTATE INVESTMENT TRUSTS — 4.8%
Alexandria Real Estate Equities, Inc.	31,400	2,182,928
Digital Realty Trust, Inc.	84,800	2,839,104
Home Properties, Inc.	72,500	2,935,525
Mid-America Apartment Communities, Inc.	46,500	1,638,660
Strategic Hotels & Resorts, Inc.	66,000	326,700
Sunstone Hotel Investors, Inc.	175,900	1,152,145
Tanger Factory Outlet Centers, Inc.	52,600	1,902,542
Taubman Centers, Inc.	36,600	1,215,852

		14,193,456

RENTAL AUTO/EQUIPMENT — 0.7%
Hertz Global Holdings, Inc.†	308,500	2,218,115

RETAIL-APPAREL/SHOE — 2.0%
Foot Locker, Inc.	183,400	2,681,308
Men’s Wearhouse, Inc.	216,700	3,313,343

		5,994,651

RETAIL-AUTOMOBILE — 0.4%
AutoNation, Inc.†	184,392	1,266,773

RETAIL-REGIONAL DEPARTMENT STORES — 0.2%
Dillard’s, Inc., Class A	94,000	501,020

SAVINGS & LOANS/THRIFTS — 4.0%
Astoria Financial Corp.	151,800	2,887,236
First Niagara Financial Group, Inc.	104,800	1,652,696
Provident Financial Services, Inc.	226,900	3,326,354
Washington Federal, Inc.	231,500	4,079,030

		11,945,316

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS — 1.1%
Siliconware Precision Industries Co. ADR	571,900	3,225,516

SEMICONDUCTOR EQUIPMENT — 0.9%
Teradyne, Inc.†	506,200	2,581,620

STEEL-PRODUCERS — 0.8%
Reliance Steel & Aluminum Co.	50,500	1,264,520
Steel Dynamics, Inc.	98,100	1,169,352

		2,433,872

TELECOMMUNICATION EQUIPMENT — 0.4%
CommScope, Inc.†	75,000	1,103,250

TOBACCO — 1.5%
Universal Corp.	114,900	4,548,891

TRANSPORT-EQUIPMENT & LEASING — 1.1%
GATX Corp.	113,200	3,231,860

TRANSPORT-SERVICES — 1.0%
Ryder System, Inc.	78,800	3,122,056

TRANSPORT-TRUCK — 2.0%
Arkansas Best Corp.	83,100	2,425,689
Con-way, Inc.	68,100	2,318,124
Werner Enterprises, Inc.	61,200	1,200,744

		5,944,557

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $430,369,450)		288,280,806

Repurchase Agreement — 2.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 10/31/08, to be repurchased 11/03/08 in the amount of $8,586,021 and collateralized by Federal National Mtg. Assoc. Bonds, bearing interest at 5.00% due 03/15/16 and having an approximate value of $8,760,994 (cost $8,586,000)	$8,586,000	$8,586,000

TOTAL INVESTMENTS (cost $438,955,450) (1)	99.6%	296,866,806
Other assets less liabilities	0.4	1,088,681

NET ASSETS	100.0%	$297,955,487

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

ADR —	American Depository Receipt
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 101.2%	Shares/ Principal Amount	Market Value (Note 1)(1)

AUSTRALIA — 0.6%
BHP Billiton, Ltd.	99,496	$1,911,607

BELGIUM — 0.5%
UCB SA	67,819	1,734,648

BERMUDA — 0.7%
Accenture Ltd., Class A	67,000	2,214,350

BRAZIL — 1.5%
Petroleo Brasileiro SA ADR	50,628	1,361,387
Unibanco — Uniao de Bancos Brasileiros SA GDR	54,800	3,456,784

		4,818,171

CANADA — 4.9%
Barrick Gold Corp.	71,700	1,639,469
Fairfax Financial Holdings, Ltd.	13,100	3,597,527
ING Canada, Inc.	127,900	3,481,622
Nexen, Inc.	264,224	4,195,841
Rogers Communications, Inc.	90,800	2,635,935

		15,550,394

CAYMAN ISLANDS — 0.9%
Herbalife, Ltd.	120,600	2,946,258

CHINA — 0.6%
China Petroleum & Chemical Corp.	2,830,000	1,869,500

FINLAND — 1.4%
Nokia Oyj	304,054	4,637,748

FRANCE — 8.8%
AXA SA	276,339	5,325,141
BNP Paribas SA	96,664	7,016,998
France Telecom SA	86,549	2,184,031
Renault SA	32,860	1,009,007
Total SA	129,822	7,130,441
Vivendi	215,552	5,637,960

		28,303,578

GERMANY — 7.2%
Allianz SE	48,420	3,626,127
BASF AG	93,527	3,142,866
Bayerische Motoren Werke AG	76,446	1,978,828
Commerzbank AG	96,431	1,032,745
DaimlerChrysler AG	99,088	3,421,442
E.ON AG	154,960	5,914,310
Salzgitter AG	32,755	2,164,622
Wincor Nixdorf AG	36,963	1,610,373

		22,891,313

GREECE — 0.7%
Alpha Bank A.E.	157,896	2,329,894

ITALY — 2.0%
Enel SpA	732,431	4,916,516
UniCredit Italiano SpA	595,117	1,454,728

		6,371,244

JAPAN — 25.3%
Aisin Seiki Co., Ltd.	53,000	921,112
Astellas Pharma, Inc.	171,200	6,998,958
Central Japan Railway Co.	205	1,677,212
Daito Trust Construction Co., Ltd.	60,200	2,529,105
FamilyMart Co., Ltd.	77,800	3,107,213
Glory, Ltd.	217,600	3,133,636
Inpex Holdings, Inc.	220	1,279,329
Kao Corp.	135,000	3,902,548
KDDI Corp.	1,003	5,992,288
Kyushu Electric Power Co., Inc.	61,100	1,422,686
Marubeni Corp.	607,000	2,406,166
Matsushita Electric Industrial Co., Ltd.	266,000	4,136,151
Millea Holdings, Inc.	82,000	2,557,785
Mitsubishi Corp.	187,500	3,112,120
Mitsubishi Electric Corp.	786,000	4,844,228
Mitsubishi UFJ Financial Group, Inc.	344,000	2,118,347
Nippon Telegraph and Telephone Corp.	1,592	6,533,977
NSK, Ltd.	441,000	1,840,709
Ono Pharmaceutical Co., Ltd.	105,700	4,728,958
ORIX Corp.	12,400	1,316,045
Seiko Epson Corp.	99,700	1,513,746
Terumo Corp.	61,500	2,592,499
Tokyo Gas Co., Ltd.	1,278,000	5,566,557
Toyo Suisan Kaisha, Ltd.	176,000	4,516,968
Toyota Industries Corp.	94,100	2,152,119

		80,900,462

LUXEMBOURG — 0.8%
ArcelorMittal	100,760	2,614,900

NETHERLANDS — 1.7%
ING Groep NV	210,070	1,942,265
Koninklijke Ahold NV	330,754	3,547,931

		5,490,196

NORWAY — 4.2%
DnB NOR ASA	734,700	4,241,326
Orkla ASA	404,900	2,692,983
StatoilHydro ASA	219,227	4,384,709
Yara International ASA	94,620	1,975,786

		13,294,804

SINGAPORE — 3.7%
ComfortDelGro Corp., Ltd.	4,332,000	3,539,119
DBS Group Holdings, Ltd.	351,000	2,687,105
Singapore Airlines, Ltd.	723,200	5,456,134

		11,682,358

SOUTH KOREA — 2.7%
KT Freetel Co., Ltd.†	138,880	2,906,370
KT&G Corp.	37,101	2,365,550
Shinhan Financial Group Co., Ltd.	133,000	3,343,583

		8,615,503

SPAIN — 2.5%
Banco Bilbao Vizcaya Argentaria SA	166,347	1,931,347
Banco Santander SA	572,267	6,189,931

		8,121,278

SWITZERLAND — 11.0%
ACE, Ltd.	152,451	8,744,589
Credit Suisse Group	102,290	3,904,056
Nestle SA	133,477	5,202,861
Novartis AG	50,642	2,561,910
Roche Holding AG	31,541	4,827,848
Syngenta AG	11,986	2,235,438
Zurich Financial Services AG	38,403	7,767,945

		35,244,647

TAIWAN — 0.8%
Compal Electronics, Inc.	3,371,090	2,425,295
Greatek Electronics, Inc.	6,885	4,419

		2,429,714

UNITED KINGDOM — 17.4%
3i Group PLC	276,593	2,416,687
Anglo American PLC	72,263	1,784,610
BAE Systems PLC	523,824	2,942,849
Barclays PLC	900,968	2,653,395
BP PLC	1,695,368	14,010,686
Centrica PLC	389,921	1,916,780
GKN PLC	752,131	1,451,177
HSBC Holdings PLC	529,893	6,396,068
Lloyds TSB Group PLC	594,225	1,929,555
Reckitt Benckiser Group PLC	102,445	4,305,895
Rio Tinto PLC	31,717	1,479,134
Royal Bank of Scotland Group PLC	2,475,310	2,730,032
Royal Dutch Shell PLC, Class B	208,288	5,567,127
Vodafone Group PLC	3,126,924	6,022,970

		55,606,965

UNITED STATES — 1.3%
Philip Morris International, Inc.	97,900	4,255,713

TOTAL COMMON STOCK (cost $480,037,185)		323,835,245

Rights — 0.0%

Finmeccanica SpA Expires 11/07/08†(2)	159,150	64,910

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $480,098,669)		323,900,155

Repurchase Agreement — 2.6%

Agreement with Banc of America Securities LLC, bearing interest at 0.10% dated 10/31/08 to be repurchased 11/03/08 in the amount of $8,217,068 and collateralized by Federal Home Loan Bank Notes bearing interest at 2.19% due 01/31/09 and having an approximate value of $8,411,686 (cost $8,217,000)	$8,217,000	8,217,000

TOTAL INVESTMENTS — (cost $488,315,669)(3)	103.8%	332,117,155
Liabilities in excess of other assets	(3.8)	(12,115,355)

NET ASSETS —	100.0%	$320,001,800

† Non-income producing security

(1)	A substantial number of thePortfolio’s holdings were valued using the fair value procedures at October 31, 2008. At October 31, 2008, the aggregate value of these securities was $285,307,770 representing 89.2% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	Illiquid security. At October 31, 2008, the value of this security was $64,910 representing 0.0% of net assets.

(3)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt
Open Forward Foreign Currency Contracts

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Appreciation

* AUD	8,287,300	USD	5,661,932	1/21/2009	$191,461
* CAD	9,584,500	USD	8,656,526	1/21/2009	700,469
* CHF	10,571,000	USD	9,306,171	12/17/2008	184,787
* EUR	17,575,000	USD	24,311,926	12/17/2008	1,941,159
* GBP	4,960,900	USD	8,636,158	12/17/2008	672,261
JPY	93,581,568	USD	950,936	11/5/2008	931
* NOK	85,850,700	USD	14,702,808	12/17/2008	1,997,006
* SEK	39,698,200	USD	4,090,529	12/17/2008	267,454
* USD	31,730,029	JPY	3,245,435,700	11/19/2008	1,232,838

					$7,188,366

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Depreciation

* JPY	5,296,750,300	USD	50,147,155	11/19/2008	$(3,650,268)
* USD	11,636,537	GBP	6,657,100	12/17/2008	(949,674)
* USD	3,904,945	NOK	25,572,100	12/17/2008	(120,305)
* USD	35,707,400	EUR	25,798,400	12/17/2008	(2,869,278)
* USD	10,910,254	SEK	72,706,800	12/17/2008	(1,550,645)
* USD	7,443,662	CHF	8,282,000	12/17/2008	(297,384)
* USD	22,057,082	CAD	24,023,300	1/21/2009	(2,115,432)
* USD	25,226,991	AUD	32,978,700	1/21/2009	(3,457,652)

					(15,010,638)

Net Unrealized Appreciation (Depreciation)					$(7,822,272)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro Dollar
GBP — British Pound
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
USD — United States Dollar

Industry Allocation*
Banks-Commercial	14.4%
Oil Companies-Integrated	10.7
Insurance-Multi-line	9.7
Medical-Drugs	6.5
Telephone-Integrated	4.6
Electric-Integrated	3.8
Cellular Telecom	2.8
Repurchase Agreements	2.6
Food-Misc.	2.5
Gas-Distribution	2.3
Tobacco	2.1
Auto-Cars/Light Trucks	2.0
Insurance-Property/Casualty	1.9
Multimedia	1.8
Import/Export	1.7
Oil Companies-Exploration & Production	1.7
Airlines	1.7
Electric Products-Misc.	1.5
Steel-Producers	1.5
Wireless Equipment	1.5
Fisheries	1.4
Soap & Cleaning Preparation	1.3
Agricultural Chemicals	1.3
Audio/Video Products	1.3
Computers	1.3
Finance-Investment Banker/Broker	1.2
Cosmetics & Toiletries	1.2
Diversified Minerals	1.2
Food-Retail	1.1
Transport-Services	1.1
Diversified Financial Services	1.0
Chemicals-Diversified	1.0
Miscellaneous Manufacturing	1.0
Retail-Convenience Store	1.0
Aerospace/Defense	0.9
Vitamins & Nutrition Products	0.9
Cable TV	0.8
Medical Products	0.8
Real Estate Management/Services	0.8
Venture Capital	0.8
Auto/Truck Parts & Equipment-Original	0.7
Consulting Services	0.7
Machinery-General Industrial	0.7
Metal Processors & Fabrication	0.6
Transport-Rail	0.5
Non-Ferrous Metals	0.5
Office Automation & Equipment	0.5
Metal-Diversified	0.5
Finance-Leasing Companies	0.4

103.8%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
GLOBAL EQUITIES PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 99.7%	Shares	Market Value (Note 1)

AUSTRALIA — 0.8%
BHP Billiton, Ltd.(1)	49,014	$941,701

BERMUDA — 2.2%
Accenture Ltd., Class A	15,423	509,730
Arch Capital Group, Ltd.†	6,967	485,948
Covidien, Ltd.	9,538	422,438
PartnerRe, Ltd.	7,740	523,921
Tyco Electronics, Ltd.	13,146	255,558
Weatherford International, Ltd.†	18,150	306,372

		2,503,967

BRAZIL — 0.7%
Cia Vale do Rio Doce ADR	27,137	356,038
Petroleo Brasileiro SA ADR	14,678	394,691

		750,729

CANADA — 2.1%
Bank of Nova Scotia	10,918	364,054
CGI Group, Inc. Class A †	46,177	368,558
EnCana Corp.	8,045	408,691
Husky Energy, Inc.	12,797	383,398
Nortel Networks Corp.†	1,394	1,742
Talisman Energy, Inc.	35,387	349,672
Toronto-Dominion Bank	10,227	482,968

		2,359,083

CAYMAN ISLANDS — 0.3%
Transocean, Inc.†	4,468	367,850

CHINA — 0.5%
China Petroleum & Chemical Corp.	194,000	128,156
Industrial & Commercial Bank of China(1)	962,000	447,570

		575,726

DENMARK — 0.4%
Novo-Nordisk A/S(1)	8,228	440,449

EGYPT — 0.2%
Orascom Construction Industries GDR(US OTC)	1,280	85,760
Orascom Construction Industries GDR (London)(1)	1,535	104,061

		189,821

FINLAND — 1.0%
Fortum Oyj(1)	11,117	273,651
Nokia Oyj(1)	41,481	632,711
Wartsila Oyj, Class B(1)	10,125	256,965

		1,163,327

FRANCE — 5.1%
Alstom(1)	4,904	243,742
AXA SA(1)	23,234	447,727
BNP Paribas SA(1)	8,675	629,732
Bouygues SA(1)	10,761	458,445
France Telecom SA(1)	17,878	451,144
GDF Suez(1)	14,314	637,371
Pernod Ricard SA(1)	3,953	257,536
Sanofi-Aventis(1)	9,248	582,091
Societe Generale(1)	8,892	488,237
Suez Environnement SA†(1)	2,925	56,237
Total SA(1)	19,514	1,071,802
Vivendi(1)	17,670	462,175

		5,786,239

GERMANY — 3.5%
Allianz SE(1)	4,509	337,675
BASF AG(1)	10,965	368,466
Bayer AG(1)	8,428	462,560
Deutsche Bank AG	5,612	213,186
Deutsche Telekom AG(1)	26,429	393,383
E.ON AG(1)	12,984	495,556
Linde AG(1)	5,342	442,304
Muenchener Rueckversicherungs-Gesellschaft AG(1)	2,828	369,981
Salzgitter AG(1)	3,088	204,071
SAP AG(1)	8,111	288,380
Siemens AG(1)	7,751	463,736

		4,039,298

GREECE — 0.3%
Piraeus Bank SA(1)	25,928	333,381

HONG KONG — 1.0%
Cheung Kong Holdings, Ltd.(1)	32,000	311,611
China Mobile, Ltd.(1)	64,500	565,934
Swire Pacific, Ltd., Class A(1)	44,000	307,019

		1,184,564

INDIA — 0.3%
Reliance Industries, Ltd. GDR†*	5,834	332,538

ISRAEL — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	11,375	487,760

ITALY — 1.6%
Enel SpA(1)	46,210	310,189
ENI SpA(1)	20,199	481,311
Fiat SpA(1)	36,239	288,215
Intesa Sanpaolo SpA(1)	120,850	442,329
UniCredit Italiano SpA(1)	127,551	311,791

		1,833,835

JAPAN — 8.3%
Asahi Breweries, Ltd.(1)	19,600	326,870
Astellas Pharma, Inc.(1)	12,100	494,669
Canon, Inc.(1)	18,500	636,613
Daihatsu Motor Co., Ltd.(1)	39,000	289,697
East Japan Railway Co.(1)	55	390,834
Hisamitsu Pharmaceutical Co., Inc.(1)	6,100	255,013
Honda Motor Co., Ltd.(1)	27,100	673,049
Japan Tobacco, Inc.(1)	128	454,507
Matsushita Electric Industrial Co., Ltd.(1)	19,000	295,439
Mitsubishi Corp.(1)	31,300	519,517
Mitsubishi Electric Corp.(1)	67,000	412,930
Mitsui & Co., Ltd.(1)	32,000	307,610
Nintendo Co., Ltd.(1)	2,000	630,794
Nippon Telegraph and Telephone Corp.(1)	127	521,241
NTT DoCoMo, Inc.(1)	265	420,438
Ricoh Co., Ltd.(1)	24,000	255,287
Seven & I Holdings Co., Ltd.(1)	12,300	344,491
Shin-Etsu Chemical Co., Ltd.	3,400	177,931
Sumitomo Corp.(1)	60,200	539,855

Sumitomo Mitsui Financial Group, Inc.(1)	117	475,007
Toyota Motor Corp.(1)	26,800	1,056,503

		9,478,295

LUXEMBOURG — 0.3%
ArcelorMittal(1)	12,981	336,267
Reinet Investments SCA†	1,302	13,409

		349,676

MEXICO — 0.3%
Fomento Economico Mexicano SA de CV ADR	12,957	327,683

NETHERLANDS — 1.3%
ING Groep NV(1)	28,858	266,815
Koninklijke KPN NV(1)	35,672	501,933
Koninklijke Philips Electronics NV(1)	17,607	325,068
Reed Elsevier NV(1)	29,291	391,938

		1,485,754

NORWAY — 0.4%
DnB NOR ASA(1)	57,326	330,936
Telenor ASA(1)	30,177	179,712

		510,648

SPAIN — 1.6%
Banco Bilbao Vizcaya Argentaria SA(1)	36,688	425,961
Banco Santander SA(1)	58,066	628,071
Iberdrola SA(1)	26,387	190,918
Telefonica SA(1)	32,468	600,566

		1,845,516

SWITZERLAND — 5.3%
ABB, Ltd.†(1)	37,882	500,887
ACE, Ltd.	10,205	585,359
Alcon, Inc.	2,009	177,033
Compagnie Financiere Richemont SA(1)	9,518	202,375
Credit Suisse Group(1)	20,446	780,353
Lonza Group AG(1)	2,597	216,172
Nestle SA†(1)	27,377	1,067,141
Novartis AG(1)	17,565	888,589
Roche Holding AG(1)	5,071	776,197
Syngenta AG(1)	1,969	367,227
Zurich Financial Services AG(1)	2,274	459,972

		6,021,305

TAIWAN — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,559	401,097

UNITED KINGDOM — 10.3%
American Physicians Capital, Inc.	18,906	519,208
AstraZeneca PLC(1)	11,120	472,768
Barclays PLC(1)	129,419	381,145
BG Group PLC(1)	36,791	541,238
BP PLC(1)	133,185	1,100,654
British Energy Group PLC(1)	32,800	391,093
Drax Group PLC(1)	32,621	303,250
Eurasian Natural Resources Corp.(1)	35,796	178,423
GlaxoSmithKline PLC(1)	44,880	865,107
HSBC Holdings PLC(1)	90,207	1,088,843
Man Group PLC, Class B(1)	84,698	485,996
Rio Tinto PLC(1)	12,581	586,720
Royal Bank of Scotland Group PLC(1)	93,214	102,806
Royal Dutch Shell PLC, Class B(1)	52,435	1,401,484
Stagecoach Group PLC(1)	58,712	174,945
Standard Chartered PLC(1)	24,014	398,691
Tesco PLC(1)	83,369	455,711
Unilever PLC(1)	14,112	318,160
Vedanta Resources PLC(1)	33,165	454,517
Vodafone Group PLC(1)	552,484	1,064,175
William Morrison Supermarkets PLC(1)	117,032	500,026

		11,784,960

UNITED STATES — 51.1%
Abbott Laboratories	9,240	509,586
Aeropostale, Inc.†	7,425	179,759
Air Products & Chemicals, Inc.	3,789	220,255
Allied Waste Industries, Inc.†	42,640	444,309
American Electric Power Co., Inc.	15,179	495,291
American Financial Group, Inc.	13,057	296,786
Amgen, Inc.†	8,322	498,405
Anadarko Petroleum Corp.	10,225	360,943
AON Corp.	7,236	306,083
Apache Corp.	5,910	486,570
Apple, Inc.†	6,550	704,715
Assurant, Inc.	2,514	64,057
AT&T, Inc.	41,825	1,119,655
Bank of America Corp.	53,476	1,292,515
Baxter International, Inc.	7,352	444,723
BB&T Corp.	12,947	464,150
Bristol-Myers Squibb Co.	12,986	266,862
Bucyrus International, Inc.	8,940	215,722
CA, Inc.	23,925	425,865
Capital One Financial Corp.	7,631	298,525
Chevron Corp.	12,123	904,376
Chubb Corp.	10,067	521,672
Cimarex Energy Co.	9,891	400,190
Cisco Systems, Inc.†	56,285	1,000,184
Citigroup, Inc.	34,657	473,068
Colgate-Palmolive Co.	5,423	340,347
Comcast Corp., Class A	29,930	471,697
Comerica, Inc.	14,613	403,173
ConocoPhillips	8,628	448,829
Consolidated Edison, Inc.	10,120	438,398
Cummins, Inc.	10,237	264,626
CVS Caremark Corp.	13,393	410,495
Devon Energy Corp.	6,290	508,609
Dominion Resources, Inc.	11,579	420,086
Duke Energy Corp.	28,999	475,004
ENSCO International, Inc.	5,019	190,772
Exxon Mobil Corp.	34,399	2,549,654
Foot Locker, Inc.	11,170	163,305
GameStop Corp., Class A†	11,330	310,329
General Dynamics Corp.	7,425	447,876
General Electric Co.	27,991	546,104
General Mills, Inc.	7,400	501,276

Gilead Sciences, Inc.†	9,105	417,464
Goodrich Corp.	7,570	276,759
Google, Inc., Class A†	1,475	530,056
H.J. Heinz Co.	7,877	345,170
Halliburton Co.	14,455	286,064
Helmerich & Payne, Inc.	10,123	347,320
Hess Corp.	7,041	423,939
Hewlett-Packard Co.	20,899	800,014
Home Depot, Inc.	12,540	295,819
Hudson City Bancorp, Inc.	22,416	421,645
Humana, Inc.†	9,919	293,503
Intel Corp.	47,113	753,808
Interactive Brokers Group, Inc., Class A†	15,960	341,065
International Business Machines Corp.	14,833	1,379,024
J.C. Penney Co., Inc.	8,840	211,453
Johnson & Johnson	18,473	1,133,134
Kohl’s Corp.†	10,421	366,090
Kraft Foods, Inc., Class A	12,905	376,052
L-3 Communications Holdings, Inc.	5,727	464,861
Lexmark International, Inc., Class A†	8,213	212,142
Limited Brands, Inc.	14,240	170,595
Lockheed Martin Corp.	5,047	429,247
Lorillard, Inc.	6,234	410,571
Lowe’s Cos., Inc.	13,805	299,569
M&T Bank Corp.	5,536	448,970
McDonald’s Corp.	8,514	493,216
Medco Health Solutions, Inc.†	11,335	430,163
Medtronic, Inc.	11,371	458,592
Merck & Co., Inc.	14,329	443,483
MetLife, Inc.	11,306	375,585
Microsoft Corp.	57,631	1,286,900
Monsanto Co.	4,369	388,754
Murphy Oil Corp.	7,933	401,727
Newmont Mining Corp.	9,380	247,069
News Corp., Class B	40,294	427,922
NIKE, Inc., Class B	8,971	516,999
Norfolk Southern Corp.	8,617	516,503
Northern Trust Corp.	4,490	252,832
Nucor Corp.	12,197	494,100
Occidental Petroleum Corp.	7,636	424,103
Oracle Corp.†	30,044	549,505
PepsiCo, Inc.	9,253	527,514
PerkinElmer, Inc.	9,782	175,489
Pfizer, Inc.	46,671	826,543
Philip Morris International, Inc.	13,977	607,580
PNC Financial Services Group, Inc.	6,212	414,154
Praxair, Inc.	7,015	457,027
Procter & Gamble Co.	19,166	1,236,974
Prudential Financial, Inc.	8,499	254,970
QUALCOMM, Inc.	13,394	512,454
Raytheon Co.	9,953	508,698
Regions Financial Corp.	27,443	304,343
Reynolds American, Inc.	8,482	415,279
Ross Stores, Inc.	4,390	143,509
Safeway, Inc.	21,209	451,115
Schering-Plough Corp.	28,162	408,067
Southern Co.	14,137	485,465
Spectra Energy Corp.	11,870	229,447
SPX Corp.	5,760	223,142
State Street Corp.	12,042	522,021
SunTrust Banks, Inc.	9,224	370,251
TD Ameritrade Holding Corp.†	25,845	343,480
The Coca-Cola Co.	11,550	508,893
The Gap, Inc.	24,972	323,138
The Goldman Sachs Group, Inc.	3,741	346,043
The Travelers Cos., Inc.	12,631	537,449
The Walt Disney Co.	15,526	402,123
Thermo Fisher Scientific, Inc.†	10,479	425,447
Time Warner, Inc.	26,597	268,364
TJX Cos., Inc.	5,160	138,082
Union Pacific Corp.	7,635	509,789
United Technologies Corp.	9,403	516,789
US Bancorp	15,691	467,749
Valero Energy Corp.	9,340	192,217
Verizon Communications, Inc.	10,785	319,991
VF Corp.	6,481	357,103
Wal-Mart Stores, Inc.	15,745	878,728
WellPoint, Inc.†	10,420	405,025
Wells Fargo & Co.	21,265	724,073
Wyeth	10,927	351,631
Xilinx, Inc.	17,693	325,905
Zions Bancorp	13,172	501,985

		58,344,679

TOTAL COMMON STOCK (cost $150,269,835)		113,839,881

Preferred Stock — 0.2%

GERMANY — 0.2%
Porsche Automobil Holding SE	3,354	295,609

TOTAL PREFERRED STOCK (cost $480,452)
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $150,750,287)		114,135,490

TOTAL INVESTMENTS — (cost $150,750,287) (2)	99.9%	114,135,490
Other assets less liabilities	0.1	65,055

NET ASSETS —	100.0%	$114,200,545

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2008, the aggregate value of these securities was $332,538 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at October 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

GDR — Global Depository Receipt

Industry Allocation*
Oil Companies-Integrated	9.0%
Banks-Commercial	8.1
Medical-Drugs	6.6
Telephone-Integrated	3.4
Electric-Integrated	3.1
Oil Companies-Exploration & Production	2.6
Computers	2.5
Insurance-Multi-line	2.5
Banks-Super Regional	2.3
Food-Misc.	2.3
Auto-Cars/Light Trucks	2.3
Tobacco	2.1
Diversified Banking Institutions	1.8
Cellular Telecom	1.8
Medical Products	1.7
Cosmetics & Toiletries	1.4
Multimedia	1.4
Insurance-Property/Casualty	1.4
Diversified Manufacturing Operations	1.3
Finance-Investment Banker/Broker	1.3
Transport-Rail	1.2
Food-Retail	1.2
Aerospace/Defense	1.2
Import/Export	1.2
Diversified Minerals	1.1
Applications Software	1.1
Enterprise Software/Service	1.1
Metal-Diversified	1.1
Wireless Equipment	1.0
Industrial Gases	1.0
Electronic Components-Semiconductors	0.9
Beverages-Non-alcoholic	0.9
Steel-Producers	0.9
Chemicals-Diversified	0.9
Networking Products	0.9
Retail-Apparel/Shoe	0.9
Medical-Biomedical/Gene	0.8
Oil & Gas Drilling	0.8
Insurance-Reinsurance	0.8
Office Automation & Equipment	0.8
Retail-Discount	0.8
Aerospace/Defense-Equipment	0.7
Banks-Fiduciary	0.7
Agricultural Chemicals	0.7
Medical-HMO	0.6
Electric-Generation	0.6
Brewery	0.6
Building & Construction-Misc.	0.6
Gas-Distribution	0.6
Toys	0.5
Instruments-Scientific	0.5
Retail-Building Products	0.5
Oil-Field Services	0.5
Electronic Components-Misc.	0.5
Web Portals/ISP	0.5
Athletic Footwear	0.4
Consulting Services	0.4
Engineering/R&D Services	0.4
Retail-Restaurants	0.4
Medical-Generic Drugs	0.4
Finance-Other Services	0.4
Cable TV	0.4
Electronics-Military	0.4
Medical Instruments	0.4
Non-Hazardous Waste Disposal	0.4
Pharmacy Services	0.4
Savings & Loans/Thrifts	0.4
Electric Products-Misc.	0.4
Retail-Drug Store	0.4
Semiconductor Components-Integrated Circuits	0.3
Publishing-Books	0.3
Computer Services	0.3
Retail-Regional Department Stores	0.3
Apparel Manufacturers	0.3
Retail-Major Department Stores	0.3
Retail-Misc./Diversified	0.3
Petrochemicals	0.3
Real Estate Operations & Development	0.3
Retail-Computer Equipment	0.3
Diversified Operations	0.3
Insurance Brokers	0.3
Audio/Video Products	0.3
Engines-Internal Combustion	0.2
Beverages-Wine/Spirits	0.2
Insurance-Life/Health	0.2
Gold Mining	0.2
Machinery-General Industrial	0.2
Pipelines	0.2
Chemicals-Specialty	0.2
Machinery-Construction & Mining	0.2
Computers-Periphery Equipment	0.2
Retail-Jewelry	0.2
Oil Refining & Marketing	0.2
Telecom Services	0.2
Optical Supplies	0.2
Transport-Services	0.2

99.9%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 91.1%	Shares/ Principal Amount	Market Value (Note 1)(4)

AUSTRALIA — 0.4%
AGL Energy, Ltd.	2,582	$24,043
Alumina, Ltd.	5,424	7,592
Amcor, Ltd.	10,099	39,053
AMP, Ltd.	6,788	24,818
Ansell, Ltd.	830	6,974
APA Group	1,660	3,244
Asciano Group	1,934	2,720
Australia and New Zealand Banking Group, Ltd.	1,637	19,016
BBI EPS, Ltd.	398	82
BHP Billiton, Ltd.	16,004	307,483
BlueScope Steel, Ltd.	3,547	10,421
Boral, Ltd.	6,842	20,590
Brambles, Ltd.	5,019	26,580
Caltex Australia, Ltd.	2,974	18,594
Coca-Cola Amatil, Ltd.	2,704	14,508
Commonwealth Bank of Australia	1,316	35,791
CSL, Ltd.	1,307	31,856
CSR, Ltd.	11,389	16,443
Fairfax Media, Ltd.	5,129	6,577
Foster’s Group, Ltd.	10,441	39,803
Insurance Australia Group, Ltd.	8,930	22,645
Leighton Holdings, Ltd.	1,087	18,064
Lend Lease Corp., Ltd.	2,161	10,077
Macquarie Group, Ltd.	1,038	20,501
Macquarie Infrastructure Group	11,936	15,636
National Australia Bank, Ltd.	1,750	28,399
Newcrest Mining, Ltd.	2,350	32,681
OneSteel, Ltd.	3,976	9,164
Orica, Ltd.	3,244	41,985
Origin Energy, Ltd.	4,116	42,995
PaperlinX, Ltd.	7,694	7,209
QBE Insurance Group, Ltd.	3,454	59,552
Rio Tinto, Ltd.	1,398	72,337
Santos, Ltd.	2,872	26,150
Sonic Healthcare, Ltd.	626	5,718
Stockland	744	2,010
Suncorp-Metway, Ltd.	2,976	15,962
TABCORP Holdings, Ltd.	2,037	9,310
Telstra Corp., Ltd.	10,966	30,109
Toll Holdings, Ltd.	2,116	8,454
Transurban Group	3,893	14,030
Virgin Blue Holdings, Ltd.	10,475	2,417
Wesfarmers, Ltd.	2,248	32,134
Wesfarmers, Ltd. PPS	870	12,486
Westpac Banking Corp.	1,833	25,262
Woodside Petroleum, Ltd.	2,629	73,947
Woolworths, Ltd.	5,261	97,457

		1,392,879

AUSTRIA — 0.1%
Erste Bank der Oesterreichischen Sparkassen AG	8,303	224,742
OMV AG	6,368	204,717

		429,459

BELGIUM — 0.5%
AGFA Gevaert NV†	2,068	8,650
Bekaert NV	183	18,013
Belgacom SA	5,086	174,019
Compagnie Nationale a Portefeuille	1,470	79,380
Group Bruxelles Lambert SA	2,950	216,082
InBev NV	6,476	261,099
KBC Groep NV	7,968	345,023
Solvay SA	1,778	165,714
UCB SA	4,262	109,012
Umicore	3,880	69,526

		1,446,518

BERMUDA — 0.4%
Cheung Kong Infrastructure Holdings, Ltd.	30,000	108,932
Chow Sang Sang Holdings	30,000	13,326
Esprit Holdings, Ltd.	49,519	277,996
Frontline, Ltd.	1,650	51,043
Kerry Properties, Ltd.	19,957	49,513
Li & Fung, Ltd.	177,831	357,573
Noble Group, Ltd.	24,000	17,340
Rexcapital Financial Holdings, Ltd.†	470,861	8,692
SeaDrill, Ltd.	25,900	248,318
Shangri-La Asia, Ltd.	52,265	73,102
Ship Finance International, Ltd. (New York)	148	2,020
Ship Finance International, Ltd. (Oslo)	874	10,381
Signet Jewelers, Ltd.	1,561	15,891
Yue Yuen Industrial Holdings, Ltd.	31,000	61,389

		1,295,516

BRAZIL — 0.2%
All America Latina Logistica	22,600	105,359
Banco Do Brasil SA	18,100	123,396
Cyrela Brazil Realty SA	22,700	111,064
Cyrela Commercial Properties SA Empreendimentos e Participacoes	4,540	11,526
Lojas Renner SA	15,400	111,599
Perdigao SA	11,000	159,935

		622,879

CAYMAN ISLANDS — 0.1%
Agile Property Holdings, Ltd.	153,790	50,056
Chaoda Modern Agriculture	89,100	60,906
China Resources Land, Ltd.	77,000	79,258
Hutchison Telecommunications International, Ltd.†	72,000	77,942
Kingboard Chemical Holdings, Ltd.	27,500	53,878
Li Ning Co., Ltd.	50,000	60,814
New World China Land, Ltd.	143,400	24,360
Prime Success International Group, Ltd.	170,000	34,423

		441,637

CYPRUS — 0.0%
Prosafe Production Public, Ltd.†	20,920	51,893
ProSafe SE†	20,920	77,429

		129,322

DENMARK — 0.6%
AP Moller — Maersk A/S, Series B	68	393,841
DSV A/S	8,000	96,383
GN Store Nord A/S†	31,434	68,716
Novo-Nordisk A/S	21,837	1,168,946
Novozymes A/S	1,428	101,688

Vestas Wind Systems A/S†	4,650	191,401

		2,020,975

FINLAND — 1.2%
Cargotec Corp., Class B	1,528	21,223
Fortum Oyj	22,245	547,572
Kesko Oyj, Class B	7,768	182,104
Kone Oyj, Class B	4,808	107,622
Metso Corp.	13,453	179,053
Neste Oil Oyj	3,953	62,636
Nokia Oyj	129,161	1,970,098
Outokumpu Oyj	6,397	66,596
Rautaruukki Oyj	2,491	40,768
Sampo Oyj, Class A	14,584	291,272
Stora Enso Oyj, Class R	20,846	195,502
TietoEnator Oyj	6,719	75,135
UPM-Kymmene Oyj	17,694	250,671
Uponor Oyj	1,067	10,186
Wartsila Oyj, Class B	1,576	39,998

		4,040,436

FRANCE — 10.6%
Accor SA	7,866	306,477
Air Liquide	13,601	1,172,283
Alcatel SA†	115,372	299,129
Alstom	8,140	404,580
Atos Origin SA	698	16,224
AXA SA	43,963	847,181
BNP Paribas SA	30,042	2,180,798
Bouygues SA	18,810	801,352
Cap Gemini SA	4,999	160,969
Carrefour SA	15,583	658,507
Casino Guichard-Perrachon SA	540	37,788
CNP Assurances	2,831	228,102
Compagnie de St. Gobain	11,019	425,479
Compagnie Generale des Etablissements Michelin, Class B	4,148	213,670
Credit Agricole SA	20,535	299,398
Dassault Systemes SA	1,935	79,884
Electricite de France	7,211	432,079
Essilor International SA	7,690	345,275
Eurazeo	856	51,444
France Telecom SA	110,801	2,796,021
GDF Suez	35,887	1,597,970
Groupe Danone	13,539	750,829
Hermes International	2,798	361,722
Imerys SA	1,544	69,998
L’Oreal SA	5,888	445,106
Lafarge SA	8,012	527,957
Lagardere SCA	6,991	277,959
LVMH Moet Henessy Louis Vuitton SA	8,303	553,976
Neopost SA	2,340	195,775
Pernod Ricard SA	6,374	415,263
Peugeot SA	2,975	79,543
PPR	5,078	323,403
Publicis Groupe	3,368	75,880
Renault SA	3,062	94,023
Safran SA	2,017	25,511
Sanofi-Aventis	63,937	4,024,347
Schneider Electric SA	12,121	729,126
SCOR SE	2,819	46,291
Societe BIC SA	866	45,591
Societe Generale	11,250	617,708
Societe Television Francaise 1	10,425	133,703
Sodexho Alliance SA	4,050	194,071
Suez SA	26,754	1,156,324
Technip SA	8,338	249,294
Thales SA	4,399	176,587
Thomson†	7,238	10,187
Total SA	120,518	6,619,422
Unibail-Rodamco	2,718	409,413
Valeo SA	1,915	33,272
Vallourec SA	1,719	193,311
Veolia Environnement	26,753	656,788
Vinci SA	10,624	382,204
Vivendi	53,759	1,406,116
Zodiac SA	420	16,430

		34,651,740

GERMANY — 8.8%
Adidas AG	6,629	231,937
Allianz SE	13,511	1,011,826
Altana AG	2,315	25,475
Arcandor AG†	2,966	6,972
BASF AG	48,149	1,617,991
Bayer AG	32,776	1,798,868
Bayerische Motoren Werke AG	11,175	289,268
Beiersdorf AG	10,736	567,575
Celesio AG	4,281	127,100
Commerzbank AG	11,177	119,702
Continental AG	4,313	177,523
DaimlerChrysler AG	26,938	930,151
Deutsche Bank AG	7,535	286,235
Deutsche Boerse AG	10,144	809,992
Deutsche Lufthansa AG	9,322	130,955
Deutsche Post AG	29,304	326,026
Deutsche Postbank AG	2,058	42,251
Deutsche Telekom AG	172,469	2,567,117
E.ON AG	121,604	4,641,222
Fresenius Medical Care AG	10,427	467,913
Heidelberger Druckmaschinen AG	2,434	23,167
Hochtief AG	2,108	65,658
Infineon Technologies AG†	21,062	66,734
K&S AG	12,407	492,858
Linde AG	4,949	409,764
MAN AG	5,910	290,920
Merck KGaA	3,691	326,802
Metro AG	12,070	388,970
Muenchener Rueckversicherungs-Gesellschaft AG	6,829	893,424
Puma AG Rudolf Dassler Sport	490	81,844
RWE AG	26,393	2,194,286
SAP AG	70,440	2,504,439
Siemens AG	30,538	1,827,065
Suedzucker AG	20,683	231,474
ThyssenKrupp AG	13,096	253,119
TUI AG	6,442	79,065

Volkswagen AG	3,866	2,467,423

		28,773,111

GREECE — 0.4%
Alpha Bank A.E.	17,973	265,208
EFG Eurobank Ergasias	11,570	127,288
National Bank of Greece SA	20,767	462,567
OPAP SA	4,310	94,437
Piraeus Bank SA	17,625	226,621
Titan Cement Co. SA	2,000	34,432

		1,210,553

HONG KONG — 2.1%
Bank of East Asia, Ltd.	85,451	168,544
BOC Hong Kong Holdings, Ltd.	189,000	211,714
Cathay Pacific Airways, Ltd.	55,000	67,520
Cheung Kong Holdings, Ltd.	79,000	769,290
China Resources Enterprise	54,000	105,984
China Travel International Investment Hong Kong, Ltd.	406,000	56,946
CLP Holdings, Ltd.	88,707	602,370
Hang Lung Properties, Ltd.	176,000	425,265
Hang Seng Bank, Ltd.	36,700	454,963
Henderson Land Development Co., Ltd.	38,000	135,203
Hong Kong & China Gas Co., Ltd.	236,043	417,288
Hong Kong Exchanges & Clearing, Ltd.	54,100	553,047
HongKong Electric Holdings, Ltd.	71,000	383,336
Hopewell Holdings, Ltd.	34,000	103,842
Hutchison Whampoa, Ltd.	107,544	588,671
Hysan Development Co., Ltd.	36,109	55,807
MTR Corp., Ltd.	75,617	168,917
New World Development Co., Ltd.	125,009	105,092
PCCW, Ltd.	193,172	72,283
Sino Land Co., Ltd.	64,191	55,044
Sun Hung Kai Properties, Ltd.	83,500	718,430
Swire Pacific, Ltd., Class A	46,500	324,463
Television Broadcasts, Ltd.	7,000	19,318
The Link REIT	91,563	159,518
Wharf Holdings, Ltd.	62,776	123,291

		6,846,146

INDONESIA — 0.0%
PT Astra International	136,500	118,629

IRELAND — 0.2%
Allied Irish Banks PLC	32,932	181,317
CRH, PLC	22,461	495,215

		676,532

ITALY — 2.1%
Alleanza Assicurazioni SpA	8,363	55,811
Assicurazione Generali SpA	26,951	679,360
Banco Popolare Scarl	17,880	223,016
Enel SpA	144,412	969,380
ENI SpA	81,183	1,934,465
Fiat SpA	15,810	125,740
Intesa Sanpaolo SpA	285,462	1,044,833
Saipem SpA	9,964	187,657
Telecom Italia SpA	418,860	482,165
UniCredit Italiano SpA	279,118	682,287
Unione di Banche Italiane Scpa	18,996	319,881

		6,704,595

JAPAN — 26.2%
ACOM Co., Ltd.	1,270	47,985
Advantest Corp.	9,600	140,643
Aeon Co., Ltd.	21,100	201,343
Aeon Credit Service Co., Ltd.	1,800	19,555
Aeon Mall Co., Ltd.	300	7,337
AIFUL Corp.	1,250	5,945
Aioi Insurance Co., Ltd.	2,000	8,133
Ajinomoto Co., Inc.	33,000	288,860
Alps Electric Co., Ltd.	8,600	46,668
Amada Co., Ltd.	15,000	70,012
Aozora Bank, Ltd.	1,800	1,503
Asahi Breweries, Ltd.	8,900	148,426
Asahi Glass Co., Ltd.	65,200	417,688
Asahi Kasei Corp.	62,000	236,810
Asatsu-DK, Inc.	1,100	24,526
Astellas Pharma, Inc.	24,901	1,017,997
Bank of Kyoto, Ltd.	20,000	209,419
Benesse Corp.	2,600	109,432
Bridgestone Corp.	50,400	873,487
Canon, Inc.	51,000	1,754,988
Casio Computer Co., Ltd.	18,800	122,510
Central Japan Railway Co.	90	736,337
Chiyoda Corp.	11,000	62,755
Chubu Electric Power Co., Inc.	28,300	745,102
Chugai Pharmaceutical Co., Ltd.	12,805	181,299
Chuo Mitsui Trust Holdings, Inc.	36,518	143,642
Citizen Watch Co., Ltd.	17,000	93,327
Coca-Cola West Japan Co., Ltd.	600	11,998
COMSYS Holdings Corp.	10,000	72,410
Credit Saison Co., Ltd.	3,700	38,988
CSK Holdings Corp.	3,200	26,687
Dai Nippon Printing Co., Ltd.	23,400	275,560
Daicel Chemical Industries, Ltd.	10,000	36,043
Daiichi Sankyo Co., Ltd.	33,900	693,733
Daikin Industries, Ltd.	16,100	361,842
Daito Trust Construction Co., Ltd.	8,100	340,295
Daiwa House Industry Co., Ltd.	44,400	391,541
Daiwa Securities Group, Inc.	99,000	549,881
Denki Kagaku Kogyo Kabushiki Kaisha	20,000	45,057
Denso Corp.	36,209	715,048
DIC Corp. Ink and Chemicals, Inc.	32,000	51,205
Dowa Mining Co., Ltd.	27,000	83,067
East Japan Railway Co.	209	1,485,170
Ebara Corp.	17,600	34,704
Eisai Co., Ltd.	11,400	374,746
FamilyMart Co., Ltd.	3,000	119,815
Fanuc, Ltd.	9,800	665,142
Fast Retailing Co., Ltd.	4,900	516,309
Fuji Electric Holdings Co., Ltd.	7,000	10,419
Fuji Soft ABC, Inc.	1,700	28,492
Fuji Television Network, Inc.	18	21,580
FUJIFILM Holdings Corp.	24,300	538,180

Fujikura, Ltd.	10,000	29,258
Fujitsu, Ltd.	92,400	367,708
Fukuoka Financial Group, Inc.	36,000	117,556
Furukawa Electric Co., Ltd.	29,600	88,637
Gunma Bank, Ltd.	2,000	10,344
H20 Retailing Corp.	4,000	24,648
Hirose Electric Co., Ltd.	1,400	122,389
Hitachi Construction Machinery Co., Ltd.	1,600	18,281
Hitachi, Ltd.	167,800	779,230
Hokkaido Electric Power Co., Inc.	1,000	22,731
Hokuhoku Financial Group, Inc.	76,000	149,418
Honda Motor Co., Ltd.	85,104	2,113,622
Hoya Corp.	20,600	381,849
Ibiden Co., Ltd.	5,800	111,230
IHI Corp.	54,000	66,824
Inpex Holdings, Inc.	23	133,748
Isetan Mitsukoshi Holdings, Ltd.†	14,640	139,470
IT Holdings Corp†	1,602	17,580
Ito En, Ltd.	900	14,434
ITOCHU Corp.	87,000	469,780
ITOCHU Techno-Solutions Corp.	1,900	45,321
J Front Retailing Co., Ltd.	17,500	79,063
Jafco Co., Ltd.	200	5,524
Japan Airlines Corp.†	45,000	102,397
Japan Prime Reality Investment Corp.	3	5,344
Japan Real Estate Investment Corp.	29	257,611
Japan Retail Fund Investment Corp.	26	96,354
Japan Tobacco, Inc.	242	859,302
JFE Holdings, Inc.	20,300	532,177
JGC Corp.	14,000	148,605
JS Group Corp.	12,500	166,379
JSR Corp.	7,300	84,678
JTEKT Corp.	1,000	7,705
Kajima Corp.	65,800	193,948
Kamigumi Co., Ltd.	1,000	8,052
Kaneka Corp.	11,000	51,912
Kao Corp.	34,800	1,005,990
Kawasaki Heavy Industries, Ltd.	53,000	95,657
Kawasaki Kisen Kaisha, Ltd.	3,000	11,669
Keihin Electric Express Railway Co., Ltd.	23,000	177,629
Keio Corp.	10,000	51,609
Keyence Corp.	2,000	386,225
Kikkoman Corp.	7,000	69,890
Kinden Corp.	1,000	8,416
Kintetsu Corp.	91,500	350,429
Kirin Brewery Co., Ltd.	24,800	271,462
Kobe Steel, Ltd.	99,000	159,731
Kokuyo Co., Ltd.	2,000	14,317
Komatsu, Ltd.	56,800	616,758
Konami Corp.	5,100	93,157
Konica Minolta Holdings, Inc.	22,500	146,468
Kubota Corp.	77,000	395,674
Kuraray Co., Ltd.	16,000	120,830
Kurita Water Industries, Ltd.	3,200	72,591
Kyocera Corp.	8,000	467,345
Kyowa Hakko Kogyo Co., Ltd.	14,016	116,024
Kyushu Electric Power Co., Inc.	13,800	321,327
Lawson, Inc.	2,600	128,066
Leopalace21 Corp.	6,200	47,259
Mabuchi Motor Co., Ltd.	1,100	43,171
Marubeni Corp.	116,200	460,620
Marui Co., Ltd.	21,000	130,395
Matsui Securities Co., Ltd.	8,800	56,661
Matsushita Electric Industrial Co., Ltd.	112,000	1,741,537
Matsushita Electric Works, Ltd.	17,000	146,564
Meiji Dairies Corp.	10,000	46,279
Meiji Seika Kaisha, Ltd.	10,000	41,549
Meitec Corp.	1,000	19,860
Millea Holdings, Inc.	45,471	1,418,354
Minebea Co., Ltd.	19,000	50,700
Mitsubishi Chemical Holdings Corp.	44,000	180,405
Mitsubishi Corp.	76,100	1,263,106
Mitsubishi Electric Corp.	109,800	676,713
Mitsubishi Estate Co., Ltd.	60,000	1,056,151
Mitsubishi Heavy Industries, Ltd.	186,400	595,353
Mitsubishi Logistics Corp.	3,000	27,547
Mitsubishi Materials Corp.	100,000	230,295
Mitsubishi Rayon Co., Ltd.	23,000	50,209
Mitsubishi UFJ Financial Group, Inc.	477,911	2,942,969
Mitsubishi UFJ Lease & Finance Co., Ltd.	300	7,314
Mitsui & Co., Ltd.	91,600	880,534
Mitsui Chemicals, Inc.	25,000	88,449
Mitsui Fudosan Co., Ltd.	43,000	740,308
Mitsui Mining & Smelting Co., Ltd.	55,000	99,882
Mitsui O.S.K. Lines, Ltd.	7,000	37,066
Mitsui Sumitomo Insurance Group Holdings, Inc.	22,200	632,652
Mizuho Financial Group, Inc.	551	1,319,649
Murata Manufacturing Co., Ltd.	10,100	350,025
NamCo Bandai Holdings, Inc.	3,000	31,313
NEC Corp.	100,800	302,905
NEC Electronics Corp.†	1,900	19,330
NGK Insulators, Ltd.	21,400	226,585
NGK Spark Plug Co., Ltd.	11,000	104,857
Nidec Corp.	5,400	277,861
Nikon Corp.	14,000	195,555
Nintendo Co., Ltd.	3,700	1,166,969
Nippon Building Fund, Inc.	36	349,054
Nippon Electric Glass Co., Ltd.	15,000	92,197
Nippon Express Co., Ltd.	48,400	198,095
Nippon Meat Packers, Inc.	14,400	199,748
Nippon Mining Holdings, Inc.	25,500	78,965
Nippon Oil Corp.	81,200	336,199
Nippon Paper Group, Inc.	36	96,220
Nippon Sheet Glass Co., Ltd.	20,000	65,010
Nippon Steel Corp.	267,000	892,267
Nippon Telegraph and Telephone Corp.	152	623,847
Nippon Yusen Kabushiki Kaisha	62,000	297,215
Nipponkoa Insurance Co., Ltd.	2,000	12,263
Nishi-Nippon City Bank, Ltd.	36,000	77,868
Nishimatsu Construction Co., Ltd.	1,000	2,060
Nissan Chemical Industries, Ltd.	9,000	72,393
Nissan Motor Co., Ltd.	126,900	663,769
Nisshin Seifun Group, Inc.	9,000	96,574

Nisshinbo Industries, Inc.	2,000	11,799
Nissin Food Products Co., Ltd.	3,600	103,305
Nitto Denko Corp.	10,900	239,757
Nomura Holdings, Inc.	141,200	1,312,881
Nomura Real Estate Holdings, Inc.	300	5,814
Nomura Real Estate Office Fund, Inc.	1	5,699
Nomura Research Institute, Ltd.	6,300	102,487
NSK, Ltd.	34,000	141,914
NTN Corp.	25,000	93,101
NTT Data Corp.	73	239,327
NTT DoCoMo, Inc.	201	318,898
NTT Urban Development Corp.	6	6,087
Obayashi Corp.	44,000	213,665
Obic Co., Ltd.	430	54,028
OJI Paper Co., Ltd.	53,800	205,466
Oki Electric Industry Co., Ltd.†	22,000	18,119
Okumura Corp.	10,000	39,042
Olympus Corp.	7,000	133,722
Omron Corp.	10,800	153,189
Onward Kashiyama Co., Ltd.	8,000	57,969
ORACLE Corp.	2,000	88,112
Oriental Land Co., Ltd.	3,500	248,286
ORIX Corp.	590	62,618
Osaka Gas Co., Ltd.	137,200	492,216
Pioneer Corp.	8,151	23,987
Promise Co., Ltd.	1,800	32,007
Resona Holdings, Inc.	275	283,561
Ricoh Co., Ltd.	32,000	340,383
Rohm Co., Ltd.	7,000	330,883
Sanken Electric Co., Ltd.	7,000	24,985
Sanyo Electric Co., Ltd.†	86,000	128,727
Sapporo Hokuyo Holdings, Inc.	2	8,766
Sapporo Holdings, Ltd.	4,000	21,839
SBI Holdings, Inc.	496	59,028
Secom Co., Ltd.	7,300	282,573
Seiko Epson Corp.	5,800	88,061
Sekisui Chemical Co., Ltd.	24,000	139,370
Sekisui House, Ltd.	54,400	551,511
Seven & I Holdings Co., Ltd.	40,200	1,125,896
Sharp Corp.	46,800	330,391
Shimachu Co., Ltd.	3,000	69,830
Shimamura Co., Ltd.	1,100	76,221
Shimano, Inc.	5,600	163,295
Shimizu Corp.	46,000	229,407
Shin-Etsu Chemical Co., Ltd.	21,048	1,101,497
Shinko Securities Co., Ltd.	34,000	82,891
Shinsei Bank, Ltd.	65,000	98,768
Shionogi & Co., Ltd.	12,000	203,632
Shiseido Co., Ltd.	19,600	397,030
Showa Denko K.K.	32,000	47,947
Showa Shell Sekiyu K.K.	10,200	82,110
SMC Corp.	3,300	315,191
Softbank Corp.	50,000	488,049
Sompo Japan Insurance, Inc.	54,000	384,507
Sony Corp.	39,547	904,771
Sony Financial Holdings, Inc.	5	16,476
Stanley Electric Co., Ltd.	3,400	44,117
Sumitomo Chemical Co., Ltd.	66,400	201,269
Sumitomo Corp.	56,700	508,468
Sumitomo Electric Industries, Ltd.	34,800	279,569
Sumitomo Heavy Industries, Ltd.	22,000	67,099
Sumitomo Metal Industries, Ltd.	157,000	417,284
Sumitomo Metal Mining Co., Ltd.	52,400	392,567
Sumitomo Mitsui Financial Group, Inc.	348	1,412,842
Sumitomo Realty & Development Co., Ltd.	21,000	336,934
Suruga Bank, Ltd.	1,000	9,291
T&D Holdings, Inc.	13,900	534,800
Taiheiyo Cement Corp.	32,000	38,145
Taisei Corp.	63,000	143,857
Taisho Pharmaceutical Co., Ltd.	8,412	151,841
Taiyo Yuden Co., Ltd.	4,000	18,956
Takara Holdings, Inc.	2,000	9,658
Takashimaya Co., Ltd.	20,000	156,113
Takeda Pharmaceutical Co., Ltd.	41,101	2,071,393
Takefuji Corp.	2,080	16,959
TDK Corp.	6,200	207,134
Teijin, Ltd.	43,800	112,759
Terumo Corp.	10,300	434,191
The 77 Bank, Ltd.	22,000	104,388
The Bank of Yokohama, Ltd.	79,000	379,223
The Chiba Bank, Ltd.	45,000	219,058
The Hachijuni Bank, Ltd.	2,000	9,781
The Hiroshima Bank, Ltd.	3,000	11,103
The Joyo Bank, Ltd.	51,000	239,238
The Kansai Electric Power Co., Inc.	47,600	1,211,011
The Shizuoka Bank, Ltd.	42,000	366,843
The Sumitomo Trust & Banking Co., Ltd.	82,000	381,344
THK Co., Ltd.	1,700	23,137
Tobu Railway Co., Ltd.	48,200	246,617
Toho Co., Ltd.	3,600	69,852
Tohoku Electric Power Co., Inc.	27,700	629,426
Tokyo Broadcasting System, Inc.	4,600	80,842
Tokyo Electric Power Co., Inc.	69,100	1,983,988
Tokyo Electron, Ltd.	10,600	350,434
Tokyo Gas Co., Ltd.	146,400	637,671
Tokyo Tatemono Co., Ltd.	14,000	57,210
Tokyu Corp.	58,000	226,949
Tokyu Land Corp.	1,000	2,796
TonenGeneral Sekiyu K.K.	18,000	152,061
Toppan Printing Co., Ltd.	22,200	162,751
Toray Industries, Inc.	60,100	278,535
Toshiba Corp.	143,000	515,393
Tosoh Corp.	23,000	46,599
Toto, Ltd.	25,200	179,073
Toyo Seikan Kaisha, Ltd.	9,700	121,155
Toyoda Gosei Co., Ltd.	600	8,445
Toyota Industries Corp.	4,750	108,635
Toyota Motor Corp.	137,900	5,436,260
Trend Micro, Inc.	5,500	136,145
Uni-Charm Corp.	1,900	135,583
UNY Co., Ltd.	7,000	54,947
Urban Corp.(3)	900	9
Ushio, Inc.	2,000	27,145
USS Co., Ltd.	1,220	74,824
Wacoal Corp.	3,000	32,368

West Japan Railway Co.	22	97,422
Yahoo! Japan Corp.	864	282,852
Yakult Honsha Co., Ltd.	4,800	121,154
Yamada Denki Co., Ltd.	5,700	308,881
Yamaha Corp.	5,700	54,840
Yamaha Motor Co., Ltd.	1,800	19,768
Yamato Transport Co., Ltd.	14,000	153,978
Yamazaki Baking Co., Ltd.	4,000	53,567
Yokogawa Electric Corp.	10,300	47,499

		86,155,846

LUXEMBOURG — 0.3%
Acergy SA	18,700	130,630
ArcelorMittal	32,100	833,052
Reinet Investments SCA†	2,346	24,160

		987,842

MAURITIUS — 0.0%
Golden Agri-Resources Ltd.	73,211	9,525

MEXICO — 0.1%
Corp GEO SA de CV, Series B†	48,300	65,614
Desarrolladora Homex SA de CV ADR†	4,500	104,760
Urbi, Desarrollos Urbanos, SA de CV†	24,500	34,272
Wal-Mart de Mexico SAB de CV, Series V	87,520	233,636

		438,282

NETHERLANDS — 2.6%
Aegon NV	68,665	281,317
Akzo Nobel NV	7,735	321,858
ASML Holding NV	17,886	312,138
European Aeronautic Defense and Space Co.	10,299	171,420
Fugro NV	4,008	145,007
Heineken NV	32,053	1,081,611
ING Groep NV	47,337	437,668
James Hardie Industries NV CDI	5,401	15,323
Koninklijke Ahold NV	34,021	364,936
Koninklijke DSM DV	4,457	124,020
Koninklijke KPN NV	79,750	1,122,146
Koninklijke Philips Electronics NV	25,265	466,453
Oce NV	4,170	19,473
Reed Elsevier NV	20,288	271,470
Royal Numico NV†	6,655	466,517
SBM Offshore NV	10,006	175,869
STMicroelectronics NV	36,692	301,332
TNT NV	21,028	440,248
Unilever NV	77,674	1,872,550
Wolters Kluwer NV	12,133	214,946

		8,606,302

NORWAY — 0.8%
Aker Kvaerner ASA	21,680	118,180
DnB NOR ASA	15,670	90,461
Norsk Hydro ASA	34,611	145,512
Orkla ASA	46,260	307,675
StatoilHydro ASA	52,468	1,049,400
Tandberg ASA	12,316	152,474
Telenor ASA	56,046	333,769
TGS Nopec Geophysical Co. ASA†	10,100	56,301
Yara International ASA	18,563	387,619

		2,641,391

PORTUGAL — 0.2%
Banco Comercial Portugues SA	53,667	63,165
Brisa-Auto Estradas de Portugal SA	13,263	102,346
Energias de Portugal SA	91,432	314,991
Portugal Telecom SGPS SA	26,449	174,941
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	14,500	74,413

		729,856

RUSSIA — 0.1%
Unified Energy System GDR†(2)	1,286	128,600
Wimm-Bill-Dann Foods ADR†	3,000	131,820

		260,420

SINGAPORE — 0.4%
Ascendas Real Estate Investment Trust	15,000	16,181
CapitaCommercial Trust	7,000	4,743
CapitaLand, Ltd.	25,000	49,378
CapitaMall Trust	18,004	23,574
City Developments, Ltd.	8,983	39,090
ComfortDelGro Corp., Ltd.	27,481	22,451
Cosco Corp. (Singapore), Ltd.	15,000	8,076
DBS Group Holdings, Ltd.	16,947	129,739
Fraser and Neave, Ltd.	15,000	28,098
Jardine Cycle & Carriage, Ltd.	2,025	12,866
Keppel Corp., Ltd.	18,000	55,447
Olam International, Ltd.	19,000	16,506
Oversea-Chinese Banking Corp.	36,901	123,765
Parkway Holdings, Ltd.	12,000	12,858
Raffles Education Corp., Ltd.	27,918	10,640
SembCorp Industries, Ltd.	15,370	25,922
SembCorp Marine, Ltd.	11,800	14,387
Singapore Airlines, Ltd.	10,810	81,555
Singapore Exchange, Ltd.	13,008	45,768
Singapore Press Holdings, Ltd.	20,952	45,556
Singapore Technologies Engineering, Ltd.	20,472	32,405
Singapore Telecommunications, Ltd.	115,560	194,435
United Overseas Bank, Ltd.	17,059	151,931
United Overseas Land, Ltd.	8,315	10,752
Venture Corp., Ltd.	3,528	12,829
Wilmar International, Ltd.	14,000	23,659

		1,192,611

SOUTH AFRICA — 0.0%
Mondi, Ltd.	7,901	32,865

SPAIN — 3.8%
ACS Actividades de Construccion y Servicios SA	10,603	393,201
Antena 3 de Television SA	5,090	27,207
Banco Bilbao Vizcaya Argentaria SA	60,243	699,442
Banco Popular Espanol SA	69,104	631,539
Banco Santander SA	159,894	1,729,495

Gas Natural SDG SA	836	26,073
Iberdrola SA (Barcelona)	73,919	534,825
Iberdrola SA (London)	40,524	288,723
Indra Sistemas SA	2,075	40,610
Industria de Diseno Textil SA	20,058	677,624
Mapfre SA	24,293	77,265
Metrovacesa SA	716	50,292
Repsol YPF SA	41,876	798,524
Telefonica SA	329,400	6,092,971
Union Fenosa SA	12,487	264,748

		12,332,539

SWEDEN — 1.7%
Alfa Laval AB	2,400	17,301
Assa Abloy AB, Class B	9,080	101,634
Atlas Copco AB, Class A	64,710	540,903
Atlas Copco AB, Class B	13,310	99,822
Electrolux AB, Class B	6,100	56,079
Eniro AB	4,414	10,306
Fabege AB	2,600	10,426
Getinge AB, Class B	15,383	216,064
Hennes & Mauritz AB, Class B	17,003	613,988
Holmen AB	1,750	49,882
Husqvarna AB, Class B	6,100	42,756
Investor AB, Class B	16,460	247,466
Lundin Petroleum AB†	18,859	90,712
Modern Times Group AB, Class B	3,028	65,663
Nordea Bank AB	89,347	716,476
Sandvik AB	33,770	219,387
Skanska AB, Class B	10,604	93,259
Ssab Svenskt Stal AB, Class A	4,852	49,470
Svenska Cellulosa AB, Class B	18,931	140,681
Svenska Handelsbanken AB, Class A	24,521	449,003
Swedish Match AB	13,214	182,165
Tele2 AB, Class B	6,048	52,112
Telefonaktiebolaget LM Ericsson, Class B	140,388	989,979
TeliaSonera AB	79,726	351,454
Volvo AB Class B	36,475	191,891
Volvo AB, Class A	14,225	74,608
Wihlborgs Fastigheter AB	520	5,477

		5,678,964

SWITZERLAND — 8.2%
ABB, Ltd.†	58,401	772,196
Baloise Holding AG	1,387	74,564
Ciba Specialty Chemicals AG	2,104	87,634
Compagnie Financiere Richemont SA	17,139	364,416
Credit Suisse Group	38,279	1,460,977
Geberit AG	1,310	136,232
Givaudan SA	215	147,335
Holcim, Ltd.	10,705	610,308
Julius Baer Holding AG	7,580	298,381
Kudelski SA	1,814	19,156
Logitech International SA†	8,592	129,257
Lonza Group AG	1,594	132,683
Nestle SA	213,513	8,322,621
Nobel Biocare Holding AG	17,640	303,565
Novartis AG	104,314	5,277,103
OC Oerlikon Corp AG†	204	15,812
Roche Holding AG	31,390	4,804,735
Schindler Holding AG	2,797	122,192
Straumann AG	1,615	276,172
Swatch Group AG	1,614	46,952
Swatch Group AG, Class B	1,039	162,507
Swiss Life Holding†	927	83,989
Swiss Reinsurance	15,178	632,353
Swisscom AG	958	292,987
Syngenta AG	5,127	956,206
UBS AG†	33,198	566,464
Zurich Financial Services AG	4,290	867,757

		26,964,554

THAILAND — 0.0%
Univest Land PCL† (3)	22,500	0

UNITED KINGDOM — 18.7%
3i Group PLC	12,957	113,210
AMEC PLC	10,063	83,846
American Physicians Capital, Inc.	104,842	2,879,235
Anglo American PLC	36,928	911,975
Antofagasta PLC	96	587
ARM Holdings PLC	51,772	80,668
Arriva PLC	5,793	56,290
Associated British Foods PLC	66	739
AstraZeneca PLC	72,342	3,075,627
Aviva PLC	108,511	650,685
BAE Systems PLC	99,122	556,869
Balfour Beatty PLC	15,490	62,128
Barclays PLC	193,859	570,924
Barratt Developments PLC	4,768	5,916
BBA Aviation PLC	17,418	22,430
Berkeley Group Holdings PLC†	2,361	28,439
BG Group PLC	116,836	1,718,791
BHP Billiton PLC	60,014	1,018,496
BP PLC	667,865	5,519,302
British Airways PLC	20,325	44,625
British Energy Group PLC	249	2,969
British Land Co. PLC	102	1,021
British Sky Broadcasting Group PLC	66,317	404,357
BT Group PLC	391,664	738,253
Bunzl PLC	11,290	113,286
Burberry Group PLC	14,191	62,858
Cable & Wireless PLC	533	1,055
Cadbury PLC	51,884	476,781
Cairn Energy PLC†	26	672
Carnival PLC	4,950	108,167
Centrica PLC	132,060	649,183
Close Brothers Group PLC	6,288	54,635
Cobham PLC	33,043	100,044
Compass Group PLC	59,663	279,114
Daily Mail & General Trust	10,727	50,476
Diageo PLC	130,885	2,004,800
Drax Group PLC	128	1,190
DSG International PLC	36,876	19,279
Electrocomponents PLC	29,449	67,701
Enterprise Inns PLC	20,252	31,654
Experian Group, Ltd.	15,925	87,624

FirstGroup PLC	15,404	101,879
Friends Provident PLC	84,111	96,010
G4S PLC	7,546	22,756
Galiform PLC	5,150	1,874
GKN PLC	11,528	22,242
GlaxoSmithKline PLC	253,540	4,887,240
Hammerson PLC	58	663
Hays PLC	10,072	11,072
HBOS PLC	115,586	188,389
Home Retail Group PLC	15,876	50,678
HSBC Holdings PLC	222,664	2,687,664
ICAP PLC	2,089	10,399
IMI PLC	12,320	54,777
Imperial Tobacco Group PLC	36,693	986,714
Intercontinental Hotels Group PLC	9,836	83,421
International Power PLC	13,434	48,086
Invensys PLC†	7,624	18,969
ITV PLC	942	452
J Sainsbury PLC	43,313	198,105
Johnson Matthey PLC	6,065	91,061
Kesa Electricals PLC	5,229	6,697
Kingfisher PLC	22,769	41,822
Ladbrokes PLC	16,149	41,197
Land Securities Group PLC	95	1,669
Legal & General Group PLC	282,981	327,211
Liberty International PLC	48	531
Lloyds TSB Group PLC	188,526	612,178
LogicaCMG PLC	33,266	36,851
London Stock Exchange Group PLC	940	8,461
Lonmin PLC	35	647
Man Group PLC, Class B	73,109	419,499
Marks & Spencer Group PLC	32,435	114,411
Meggitt PLC	14,903	32,726
Melrose PLC	611	879
Misys PLC	19,304	34,284
Mondi PLC	19,753	71,711
National Express Group PLC	4,865	44,879
National Grid PLC	157,312	1,786,214
Next PLC	5,067	86,042
Old Mutual PLC	111,695	90,835
Pearson PLC	26,281	257,619
Persimmon PLC	5,378	25,989
Prudential PLC	81,272	417,216
Punch Taverns PLC	7,238	18,457
Reckitt Benckiser Group PLC	60,484	2,542,220
Reed Elsevier PLC	35,914	315,445
Rentokil Initial PLC	11,791	8,547
Rexam PLC	18,183	110,227
Rio Tinto PLC	27,594	1,286,857
Rolls-Royce Group PLC†	57,909	307,157
Rolls-Royce Group PLC	3,312,394	5,331
Royal & Sun Alliance Insurance Group PLC	117,565	261,772
Royal Bank of Scotland Group PLC	458,196	505,347
Royal Dutch Shell PLC, Class A	141,400	3,865,926
Royal Dutch Shell PLC, Class B	91,027	2,432,972
SABMiller PLC	37,757	601,531
Sage Group PLC	61,194	170,511
Schroders PLC	2,013	25,870
Scottish and Southern Energy PLC	49,429	968,926
Segro PLC	83	375
Serco Group PLC	3,023	17,989
Severn Trent PLC	16,534	364,814
Shire, Ltd.	94	1,243
Smith & Nephew PLC	78,749	721,653
Smiths Group PLC	11,284	145,149
Stagecoach Group PLC	15,281	45,533
Standard Chartered PLC	22,121	367,263
Standard Life PLC	28,270	108,771
Tate & Lyle PLC	27,997	166,040
Taylor Woodrow PLC	23,082	3,719
Tesco PLC	243,790	1,332,602
The Capita Group PLC	4,183	43,073
Thomson Reuters PLC	7,787	134,612
Tomkins PLC	27,446	50,632
Tullow Oil PLC	132	1,115
Unilever PLC	69,727	1,572,022
United Business Media, Ltd.	8,748	56,657
United Utilities Group PLC	8,396	94,745
Vedanta Resources PLC	30	411
Vodafone Group PLC	2,635,636	5,076,669
Whitbread PLC	5,636	81,185
William Hill PLC	11,727	36,213
William Morrison Supermarkets PLC	308	1,316
Wolseley PLC	17,947	98,524
WPP Group PLC	82,874	500,681
Xstrata PLC	18,265	310,742
Yell Group PLC	17,152	16,991

		61,455,755

UNITED STATES — 0.3%
Synthes, Inc.	7,521	971,078

TOTAL COMMON STOCK (cost $385,777,020)		299,258,757

Preferred Stock — 0.4%

BRAZIL — 0.0%
Sadia SA	40,234	82,084

GERMANY — 0.4%
Henkel KGaA	12,296	355,877
Porsche Automobil Holding SE	4,728	416,709
RWE AG PFD	2,045	128,547
Volkswagen AG0	3,122	192,738

		1,093,871

JAPAN — 0.0%
ITO En, Ltd.	200	2,172

TOTAL PREFERRED STOCK (cost $1,894,859)		1,178,127

Rights — 0.0%

BELGIUM — 0.0%
Fortis Expires 07/04/04	52,602	0

JAPAN — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10	23,000	3,362

TOTAL RIGHTS (cost $0)		3,362

Warrants — 0.0%

MALAYSIA — 0.0%
IJM Land Berhad Expires 09/13/2011 (cost $0)	21,160	1,043

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $387,671,879)		300,441,289

Repurchase Agreement — 8.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.03%, dated 10/31/08, to be repurchased 11/03/08 in the amount of $28,247,071 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 03/15/16 and having an approximate value of $28,814,944 (cost $28,247,000)	$28,247,000	28,247,000

TOTAL INVESTMENTS — (cost $415,918,879) (1)	100.1%	328,688,289
Liabilities in excess of other assets	(0.1)	(317,670)

NET ASSETS —	100.0%	$328,370,619

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

(2)	To the extent permitted by the Statement of Additional Information, the International Diversified Equities Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2008, the International Diversified Equities Portfolio held the following restricted securities:

					Market	% of
	Acquisition		Acquisition	Market	Value Per	Net
Name	Date	Shares	Cost	Value	Share	Assets

Unified Energy System GDR	7/31/06	186	13,764
	7/31/06	1,100	157,857

		1,286	171,621	$128,600	100.00	0.04%

(3) Fair valued securities; see Note 1

(4) A substantial number of the Portfolio’s holdings were valued using the fair value procedures at October 31, 2008. At October 31, 2008, the aggregate value of these securities was $298,147,822 representing 90.8% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR — American Depository Receipt

GDR — Global Depository Receipt

PPS — Price Protected Shares

Open Futures Contracts
				Market
			Market	Value as of	Unrealized
Number of		Expiration	Value at	October 31,	Appreciation
Contracts	Description	Date	Trade Date	2008	(Depreciation)

6 Short	DAX Index Future	December 2008	$785,932	$963,401	$(177,469)
45 Long	Dow Jones Euro Stoxx 50	December 2008	1,779,400	1,479,054	(300,346)
176 Long	Financial Times Stock Exch. 100 Index	December 2008	12,803,440	12,451,228	(352,212)
5 Short	Toyko Price Index	December 2008	433,319	434,163	(844)

					$(830,871)

Open Forward Foreign Currency Contracts

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation
* AUD	4,743,258	USD	3,793,326	12/11/2008	652,375
* CHF	3,587,671	USD	3,136,467	12/11/2008	41,179
* EUR	30,878,248	USD	42,253,324	12/11/2008	2,946,414
* GBP	3,796,573	USD	6,258,665	12/11/2008	162,120
* SEK	15,988,556	USD	2,414,890	12/11/2008	356,566
* USD	43,106,091	JPY	4,569,181,556	12/11/2008	3,346,277

					$7,504,931

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Depreciation
* JPY	4,559,676,528	USD	43,025,544	12/11/2008	(3,330,191)
* USD	3,191,725	CHF	3,587,671	12/11/2008	(96,437)
* USD	2,367,201	SEK	15,988,556	12/11/2008	(308,877)
* USD	3,790,095	AUD	4,729,343	12/11/2008	(658,360)
* USD	8,612,160	GBP	4,902,213	12/11/2008	(740,176)
* USD	48,218,100	EUR	34,160,766	12/11/2008	(4,732,662)

					(9,866,703)

Net Unrealized Appreciation (Depreciation)					$(2,361,772)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar	GBP — British Pound	SEK — Swedish Krona
CHF — Swiss Franc	JPY — Japanese Yen	USD — United States Dollar
EUR — Euro Dollar

Industry Allocation*
Medical-Drugs	8.7%
Repurchase Agreements	8.6
Banks-Commercial	8.3
Oil Companies-Integrated	7.4
Electric-Integrated	5.6
Telephone-Integrated	4.8
Food-Misc.	4.4
Auto-Cars/Light Trucks	3.9
Chemicals-Diversified	2.1
Cellular Telecom	1.7
Insurance-Multi-line	1.6
Tobacco	1.5
Real Estate Operations & Development	1.3
Finance-Investment Banker/Broker	1.2
Gas-Distribution	1.2
Transport-Rail	1.1
Import/Export	1.1
Electronic Components-Misc.	1.0
Steel-Producers	1.0
Food-Retail	0.9
Wireless Equipment	0.9
Diversified Minerals	0.9
Diversified Manufacturing Operations	0.9
Soap & Cleaning Preparation	0.9
Insurance-Property/Casualty	0.9
Audio/Video Products	0.8
Medical Products	0.8
Enterprise Software/Service	0.8
Multimedia	0.8
Electric Products-Misc.	0.8
Cosmetics & Toiletries	0.8
Beverages-Wine/Spirits	0.7
Brewery	0.7
Office Automation & Equipment	0.7
Retail-Apparel/Shoe	0.6
Diversified Operations	0.6
Building & Construction-Misc.	0.6
Real Estate Management/Services	0.6
Finance-Other Services	0.6
Electric-Distribution	0.6
Insurance-Life/Health	0.5
Building Products-Cement	0.5
Industrial Gases	0.5
Insurance-Reinsurance	0.5
Metal-Diversified	0.5
Machinery-General Industrial	0.5
Machinery-Electrical	0.5
Retail-Misc./Diversified	0.4
Agricultural Chemicals	0.4
Building-Residential/Commercial	0.4
Machinery-Construction & Mining	0.4
Rubber-Tires	0.4
Toys	0.4
Engineering/R&D Services	0.4
Water	0.3
Building-Heavy Construction	0.3
Aerospace/Defense	0.3
Oil-Field Services	0.3
Transport-Services	0.3
Paper & Related Products	0.3
Photo Equipment & Supplies	0.3
Telecom Services	0.3
Retail-Major Department Stores	0.3
Building & Construction Products-Misc.	0.3
Real Estate Investment Trusts	0.3
Auto/Truck Parts & Equipment-Original	0.3
Electronic Components-Semiconductors	0.3
Transport-Marine	0.3
Distribution/Wholesale	0.2
Oil Refining & Marketing	0.2
Retail-Jewelry	0.2
Television	0.2
Semiconductor Equipment	0.2
Publishing-Books	0.2
Electronic Measurement Instruments	0.2
Textile-Products	0.2
Apparel Manufacturers	0.2
Telecommunication Equipment	0.2
Computers-Integrated Systems	0.2
Building Products-Doors & Windows	0.2
Chemicals-Specialty	0.2
Food-Catering	0.2
Dialysis Centers	0.2
Hotels/Motels	0.1
Transport-Truck	0.1
Food-Meat Products	0.1
Printing-Commercial	0.1
Athletic Footwear	0.1
Airlines	0.1
Wire & Cable Products	0.1
Machinery-Farming	0.1
Oil Companies-Exploration & Production	0.1
Building Products-Air & Heating	0.1
Computer Services	0.1
Optical Supplies	0.1
Investment Companies	0.1
Metal Processors & Fabrication	0.1
Retail-Consumer Electronics	0.1
Aerospace/Defense-Equipment	0.1
Food-Dairy Products	0.1
Diversified Financial Services	0.1
Web Portals/ISP	0.1
Electronic Security Devices	0.1
Publishing-Periodicals	0.1
Networking Products	0.1
Oil & Gas Drilling	0.1
Resorts/Theme Parks	0.1
Retail-Convenience Store	0.1
Machine Tools & Related Products	0.1
Retail-Hypermarkets	0.1
Applications Software	0.1
Containers-Metal/Glass	0.1
Non-Ferrous Metals	0.1
Medical Instruments	0.1
Computers-Memory Devices	0.1
Food-Wholesale/Distribution	0.1
Retail-Automobile	0.1
Steel Pipe & Tube	0.1
Power Converter/Supply Equipment	0.1
Gambling (Non-Hotel)	0.1
Home Decoration Products	0.1
Sugar	0.1
Bicycle Manufacturing	0.1
Diversified Operations/Commercial Services	0.1
Metal Products-Fasteners	0.1

100.1%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
EMERGING MARKETS PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 86.5%	Shares/ Principal Amount	Market Value (Note 1) (2)

BERMUDA — 0.9%
Credicorp, Ltd.	40,900	$1,606,143

BRAZIL — 9.9%
Banco Do Brasil SA	340,500	2,321,341
Banco Itau Holding Financeira SA ADR	348,300	3,852,198
Cia Vale do Rio Doce ADR	137,319	1,801,625
CPFL Energia SA	1	15
Petroleo Brasileiro SA ADR	153,410	4,125,195
Telecomunicacoes de Sao Paulo SA ADR	69,090	1,571,797
Unibanco — Uniao de Bancos Brasileiros SA GDR	50,600	3,191,848

		16,864,019

CAYMAN ISLANDS — 5.9%
Chaoda Modern Agriculture Holding, Inc.†	3,696,000	2,526,457
China Medical Technologies, Inc. ADR	80,600	1,964,222
Focus Media Holding, Ltd. ADR†	86,800	1,608,404
Shanda Interactive Entertainment, Ltd. ADR†	90,600	2,505,090
The9, Ltd. ADR†	102,513	1,457,735

		10,061,908

CHILE — 4.2%
Banco Santander Chile SA ADR	36,863	1,319,695
Empresa Nacional de Telecomunicaciones SA	196,847	2,038,067
Enersis SA ADR	116,800	1,681,920
Lan Airlines SA ADR	215,900	2,178,431

		7,218,113

CHINA — 7.8%
China Life Insurance Co., Ltd.	1,022,000	2,731,303
China Petroleum & Chemical Corp.	5,740,000	3,791,848
China Shenhua Energy Co., Ltd.	1,627,500	3,014,933
Industrial & Commercial Bank of China	8,146,000	3,789,921

		13,328,005

CZECH REPUBLIC — 1.0%
CEZ AS	39,560	1,715,118

HONG KONG — 4.9%
China Mobile, Ltd.	497,500	4,365,151
China Mobile, Ltd. ADR	22,200	974,358
CNOOC, Ltd.	2,483,000	2,033,600
Comba Telecom Systems Holdings, Ltd.	9,912,000	934,026

		8,307,135

INDIA — 1.7%
Satyam Computer Services, Ltd.	461,160	2,902,562

INDONESIA — 2.1%
PT Indofood Sukses Makmur Tbk	12,691,500	1,295,167
PT Bank Rakyat Indonesia Tbk	2,541,000	821,336
PT Telekomunikasi Indonesia Tbk	1,403,000	706,132
PT Telekomunikasi Indonesia Tbk ADR	39,948	800,558

		3,623,193

ISRAEL — 5.4%
Israel Chemicals, Ltd.	287,141	2,919,596
Partner Communications Co.	99,849	1,879,246
Teva Pharmaceutical Industries, Ltd. ADR	103,900	4,455,232

		9,254,074

MALAYSIA — 1.0%
Genting Bhd	1,362,300	1,749,132

MEXICO — 7.9%
America Movil SAB de CV, Series L ADR	169,174	5,234,243
Desarrolladora Homex SAB de CV ADR†	10,432	242,857
Fomento Economico Mexicano SAB de CV ADR	67,100	1,696,959
Grupo Financiero Banorte SAB de CV	1,016,700	1,943,720
Grupo Televisa SA ADR	122,900	2,170,414
Kimberly-Clark de Mexico SAB de CV, Class A	654,085	2,129,875

		13,418,068

PHILIPPINES — 1.2%
Globe Telecom, Inc.	109,360	2,031,246

RUSSIA — 7.6%
LUKOIL	82,402	3,114,531
LUKOIL ADR	11,014	420,735
OAO Gazprom	874,868	4,284,157
OAO Gazprom ADR	77,186	1,533,686
Vimpel-Communications ADR	253,000	3,668,500

		13,021,609

SINGAPORE — 0.9%
Straits Asia Resources, Ltd.	2,319,000	1,525,274

SOUTH AFRICA — 5.9%
Aspen Pharmacare Holdings, Ltd.†	482,686	1,694,779
Aveng, Ltd.	420,078	2,080,073
MTN Group, Ltd.	261,212	2,947,800
Murray & Roberts Holdings, Ltd.	277,523	1,894,146
Sasol, Ltd.	46,038	1,379,029

		9,995,827

SOUTH KOREA — 9.0%
LG Corp.	71,633	2,842,437
POSCO	7,249	1,968,204
Samsung Electronics Co., Ltd.	12,297	5,138,693
Samsung Engineering Co. Ltd.	68,104	2,703,405
Shinhan Financial Group Co., Ltd.	110,670	2,782,213

		15,434,952

TAIWAN — 6.8%
Advanced Semiconductor Engineering, Inc.	2,409,380	1,038,726
Chunghwa Telecom Co., Ltd.	1,724,000	2,840,163
Greatek Electronics, Inc.	2,264,284	1,453,254
HON HAI Precision Industry Co., Ltd.	311,283	753,581
Huaku Development Co., Ltd.†	1,335,150	1,258,351

Taiwan Semiconductor Manufacturing Co., Ltd.	2,458,540	3,637,808
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	265	2,189
Wistron Corp.	743,000	603,487

		11,587,559

THAILAND — 0.5%
Banpu Public Co., Ltd.	184,500	864,943

TURKEY — 1.2%
Turkiye Garanti Bankasi AS†	1,231,187	2,052,174

UNITED ARAB EMIRATES — 0.7%
Arabtec Holding Co.	749,587	1,193,789

TOTAL COMMON STOCK (cost $232,997,885)		147,754,843

Preferred Stock — 6.8%

Brazil — 6.5%
Cia de Bebidas das Americas ADR	61,600	2,618,000
Cia Vale do Rio Doce ADR	200,658	2,349,705
Petroleo Brasileiro SA ADR	208,300	4,597,181
Usinas Siderurgicas de Minas Gerais SA, Class A	119,650	1,546,365

		11,111,251

SOUTH KOREA — 0.3%
Samsung Electronics Co., Ltd.	1,783	466,026

TOTAL PREFERRED STOCK (cost $13,543,949)		11,577,277

Equity Certificates — 1.2%

Citigroup Global Markets Holdings Inc. — Qatar Telecom QSC(3)	30,463	1,264,062
Citigroup Global Markets Holdings Inc. — Qatar National Bank(3)	22,342	864,524

TOTAL EQUITY CERTIFICATES (cost $2,051,455)		2,128,586

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $248,593,289)		161,460,706

Short-Term Investment Securities — 3.2%

COMMERCIAL PAPER — 3.2%
Gemini Securitization Corp. LLC 1.00% due 11/03/08*	$3,000,000	2,999,950
Starbird Funding Corp. 1.00% due 11/03/08*	2,500,000	2,499,826

TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $5,499,776)		5,499,776

Repurchase Agreement — 4.7%

REPURCHASE AGREEMENT — 4.7%
Agreement with Banc of America Securities LLC, bearing interest at 0.10%, dated 10/31/08, to be repurchased 11/03/08 in the amount of $8,081,067 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 2.19% due 01/28/09 and having an approximate value of $8,244,273 (cost $8,081,000)	8,081,000	8,081,000

TOTAL REPURCHASE AGREEMENTS (cost $8,081,000)		8,081,000

TOTAL INVESTMENTS — (cost $262,174,065)(1)	102.4%	175,041,482
Liabilities in excess of other assets	(2.4)	(4,163,184)

NET ASSETS —	100.0%	$170,878,298

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2008, the aggregate value of these securities was $5,499,776 representing 3.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.

(2)	A substantial number of the Fund’s holdings were valued using fair value procedures at October 31, 2008. At October 31, 2008, the aggregate value of these securities was $90,568,095 representing 53.0% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(3)	Illiquid Security. At October 31, 2008, the aggregate value of these securities was $12,128,586 representing 1.2% of net assets.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt
Open Forward Foreign Currency Contracts

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Appreciation

*ZAR	70,386,500	USD	8,141,879	1/21/2009	$1,089,571

					Gross
Contract to		In Exchange		Delivery	Unrealized
Deliver		For		Date	Depreciation

MXN	68,367,330	USD	4,954,093	1/21/2009	$(252,597)
*USD	5,366,964	ZAR	51,693,100	1/21/2009	(187,623)

					(440,220)

Net Unrealized Appreciation (Depreciation)					$649,351

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.
MXN — Mexican Peso
ZAR — South Africa Rand
USD — United States Dollar
Equity Swap Contracts #

	Notional		Fixed Payments	Total Return	Gross Unrealized
	amount	Termination	Received (Paid) by	Received (Paid) by	Appreciation
Swap Counterparty	(000's)	Date	Portfolio	Portfolio	(Depreciation)

Morgan Stanley	$3,373	2/3/2009	(3 month USD-LIBOR-BBA)	MSCI Daily Total	$(2,630,035)
			minus 4.40%	Return Net Emerging
				Markets India USD Index

Merrill Lynch	2,588	10/19/2009	(1 month USD-LIBOR-BBA)	Aldar Properties PJSC	(556,976)
			plus 1.00%

Merrill Lynch	517	9/22/2009	(1 month USD-LIBOR-BBA)	Aldar Properties PJSC	10,082
			plus 1.00%

Merrill Lynch	499	10/14/2009	(1 month USD-LIBOR-BBA)	Qatar National Bank	(53,121)
			minus 1.00%

Merrill Lynch	169	10/14/2009	(1 month USD-LIBOR-BBA)	Qatar National Bank	(22,653)
			minus 1.00%
					$(3,252,703)

#	Fair valued security; See Note 1
LIBOR-London Interbank Offered Rate
BBA-British Banker’s Association
See Notes to Portfolio of Investments

Industry Allocation*
Cellular Telecom	11.2%
Banks-Commercial	11.1
Oil Companies-Integrated	10.2
Repurchase Agreements	4.7
Oil Companies-Exploration & Production	4.6
Telecom Services	3.7
Semiconductor Components-Integrated Circuits	3.6
Electronic Components-Semiconductors	3.3
Commercial Paper	3.2
Coal	3.2
Medical-Generic Drugs	2.6
Brewery	2.5
Diversified Minerals	2.4
Building & Construction-Misc.	2.3
Medical Products	2.1
Telephone-Integrated	2.1
Steel-Producers	2.1
Chemicals-Diversified	1.7
Applications Software	1.7
Diversified Operations	1.7
Diversified Financial Services	1.6
Insurance-Life/Health	1.6
Engineering/R&D Services	1.6
Agricultural Operations	1.5
Internet Content-Entertainment	1.5
Airlines	1.3
Broadcast Services/Program	1.3
Consumer Products-Misc.	1.2
Finance-Investment Banker/Broker	1.2
Finance-Other Services	1.1
Casino Hotels	1.0
Electric-Generation	1.0
Electric-Integrated	1.0
Advertising Sales	0.9
Entertainment Software	0.9
Food-Misc.	0.8
Real Estate Operations & Development	0.7
Building-Heavy Construction	0.7
Wireless Equipment	0.6
Electronic Components-Misc.	0.4
Computers	0.4
Building-Residential/Commercial	0.1

102.4%

*	Calculated as a percentage of net assets

SUNAMERICA SERIES TRUST
FOREIGN VALUE PORTFOLIO
Portfolio of Investments — October 31, 2008
(unaudited)

Common Stock — 97.0%	Shares/ Principal Amount	Market Value (Note 1) (1)

AUSTRALIA — 1.1%
Alumina, Ltd.	572,315	$801,033
National Australia Bank, Ltd.	188,228	3,054,615

		3,855,648

AUSTRIA — 0.8%
Telekom Austria AG	228,850	2,840,554

BRAZIL — 0.7%
Empressa Brasileira de Aeronautica SA ADR	109,830	2,297,644

CANADA — 1.5%
Jean Coutu Group, Inc., Class A	299,800	1,813,276
Loblaw Cos., Ltd.	128,900	3,138,816

		4,952,092

DENMARK — 0.3%
Vestas Wind Systems A/S†	20,443	841,465

FRANCE — 11.8%
Accor SA	42,086	1,639,764
AXA SA	128,604	2,478,240
Compagnie Generale des Etablissements Michelin, Class B	67,695	3,487,075
France Telecom SA	449,090	11,332,614
GDF Suez	73,437	3,269,989
Sanofi-Aventis	140,318	8,831,950
Suez Environnement SA†	19,234	369,800
Thomson†	413,010	581,251
Total SA	126,700	6,958,966
Valeo SA	62,244	1,081,456

		40,031,105

GERMANY — 8.8%
Bayerische Motoren Werke AG	133,050	3,444,039
Celesio AG	54,236	1,610,228
Deutsche Post AG (Sweden)	246,453	2,741,950
E.ON AG	166,398	6,350,861
Infineon Technologies AG†	631,610	2,001,243
Muenchener Rueckversicherungs-Gesellschaft AG	30,680	4,013,802
SAP AG	134,040	4,765,687
Siemens AG	80,540	4,818,645

		29,746,455

HONG KONG — 2.0%
Cheung Kong Holdings, Ltd.	257,000	2,502,625
Hutchison Whampoa, Ltd.	401,000	2,194,982
Swire Pacific, Ltd., Class A	298,500	2,082,846

		6,780,453

IRELAND — 0.8%
CRH, PLC	116,010	2,557,763

ISRAEL — 1.1%
Check Point Software Technologies, Ltd.†	186,620	3,773,456

ITALY — 3.0%
ENI SpA	159,856	3,809,120
Intesa Sanpaolo SpA	555,386	2,032,794
Mediaset SpA	420,719	2,283,910
UniCredit Italiano SpA	851,844	2,082,282

		10,208,106

JAPAN — 8.1%
Aiful Corp.	184,600	877,947
FUJIFILM Holdings Corp.	138,600	3,069,619
Mabuchi Motor Co., Ltd.	77,700	3,049,465
Mitsubishi UFJ Financial Group, Inc.	203,000	1,250,071
Nintendo Co., Ltd.	16,900	5,330,212
Olympus Corp.	111,000	2,120,456
Promise Co., Ltd.	102,950	1,830,626
Sony Corp.	114,300	2,614,998
Takeda Pharmaceutical Co., Ltd.	53,600	2,701,313
Toyota Motor Corp.	113,300	4,466,485

		27,311,192

NETHERLANDS — 7.3%
Akzo Nobel NV	44,060	1,833,365
ING Groep NV	239,288	2,212,409
Koninklijke Philips Electronics NV	149,189	2,754,387
Randstad Holding NV	141,166	2,744,278
Reed Elsevier NV	151,663	2,029,375
Royal Dutch Shell PLC ADR	124,868	6,903,952
SBM Offshore NV	101,800	1,789,277
Unilever NV	182,807	4,407,077

		24,674,120

NORWAY — 1.0%
Aker Solutions ASA	95,120	518,508
Telenor ASA	501,580	2,987,043

		3,505,551

PORTUGAL — 1.1%
Banco Espirito Santo SA	119,309	1,152,115
Portugal Telecom SGPS SA	409,647	2,709,522

		3,861,637

RUSSIA — 0.9%
OAO Gazprom ADR (New York)	82,400	1,637,288
OAO Gazprom ADR (London)	68,200	1,376,275

		3,013,563

SINGAPORE — 1.6%
DBS Group Holdings, Ltd.	349,300	2,674,091
Singapore Telecommunications, Ltd.	1,582,000	2,661,790

		5,335,881

SOUTH KOREA — 4.1%
Hyundai Motor Co.	70,360	3,231,734
KB Financial Group, Inc. ADR†	73,720	1,814,249
KT Corp. ADR	85,380	1,071,519
Samsung Electronics Co., Ltd. GDR*	27,113	5,578,500
SK Telecom Co., Ltd. ADR	134,130	2,308,377

		14,004,379

SPAIN — 4.5%
Banco Santander SA	251,618	2,721,628
Repsol YPF SA ADR	80,710	1,543,175
Telefonica SA	586,863	10,855,310

		15,120,113

SWEDEN — 1.9%
Atlas Copco AB, Class A	332,260	2,777,320
Niscayah Group AB	239,090	239,739
Securitas AB, Class B	239,090	2,301,236
Telefonaktiebolaget LM Ericsson, Class B	160,694	1,133,172

		6,451,467

SWITZERLAND — 8.2%
ACE, Ltd.	78,810	4,520,541
Lonza Group AG	72,266	6,015,365
Nestle SA	115,100	4,486,536
Novartis AG	171,960	8,699,223
Swiss Reinsurance	67,985	2,832,423
UBS AG†	77,966	1,330,350

		27,884,438

TAIWAN — 3.2%
Chunghwa Telecom Co., Ltd. ADR	360,391	5,932,036
Compal Electronics, Inc. GDR†*	800,310	2,875,365
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	237,380	1,960,759

		10,768,160

THAILAND — 0.4%
Advanced Info Service Public Co., Ltd.	633,200	1,273,626

UNITED KINGDOM — 22.8%
Aviva PLC	381,970	2,290,479
BAE Systems PLC	738,961	4,151,491
BP PLC	948,992	7,842,562
British Energy Group PLC	418,050	4,984,645
British Sky Broadcasting Group PLC	444,783	2,711,992
Cadbury PLC	271,730	2,497,025
Compass Group PLC	1,323,258	6,190,433
G4S PLC	1,315,070	3,965,693
GKN PLC	273,326	527,361
GlaxoSmithKline PLC	435,897	8,402,356
HSBC Holdings PLC	315,745	3,828,322
Kingfisher PLC	803,580	1,476,007
Pearson PLC	226,151	2,216,838
Premier Foods PLC	2,052,910	911,754
Rentokil Initial PLC	1,361,824	987,205
Rexam PLC	609,860	3,697,036
Rolls-Royce Group PLC†	633,900	3,362,292
Rolls-Royce Group PLC, Class C† (2)	36,259,080	58,354
Royal Bank of Scotland Group PLC	1,430,900	1,578,147
Smiths Group PLC	169,246	2,177,060
Vodafone Group PLC	4,207,268	8,103,891
William Morrison Supermarkets PLC	620,660	2,651,809
Wolseley PLC	396,420	2,176,240
Yell Group PLC	496,212	491,545

		77,280,537

TOTAL LONG-TERM INVESTMENT SECURITIES (cost $433,945,970)		328,369,405

Repurchase Agreement — 2.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.30%, dated 10/31/08, to be repurchased 11/03/08 in the amount of $9,055,023 and collateralized by Federal National Mtg. Assoc. Notes, bearing interest at 5.00% due 03/15/16 and having approximate value of $9,240,150 (cost $9,055,000)	$9,055,000	9,055,000

TOTAL INVESTMENTS — (cost $443,000,970) (3)	99.7%	337,424,405
Other assets less liabilities	0.3	887,715

NET ASSETS —	100.0%	$338,312,120

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2008, the aggregate value of these securities was $8,453,865 representing 2.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	A substantial number of the Fund’s holdings were valued using fair value procedures at October 31, 2008. At October 31, 2008, the aggregate value of these securities was $279,868,472 representing 82.7% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	Illiquid security. At October 31, 2008, the value of this security was $58,354 representing 0.0% of net assets.

(3)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
GDR — Global Depository Receipt

Industry Allocation*
Telephone-Integrated	8.5%
Medical-Drugs	8.5
Oil Companies-Integrated	8.0
Banks-Commercial	6.6
Cellular Telecom	3.5
Telecom Services	3.4
Insurance-Multi-line	3.4
Food-Misc.	3.4
Auto-Cars/Light Trucks	3.4
Aerospace/Defense	2.9
Repurchase Agreements	2.7
Electronic Components-Semiconductors	2.2
Diversified Manufacturing Operations	2.1
Insurance-Reinsurance	2.0
Electric-Integrated	1.9
Security Services	1.9
Food-Catering	1.8
Chemicals-Specialty	1.8
Electronic Components-Misc.	1.7
Food-Retail	1.7
Toys	1.6
Photo Equipment & Supplies	1.5
Television	1.5
Electric-Generation	1.5
Enterprise Software/Service	1.4
Diversified Operations	1.3
Applications Software	1.1
Containers-Metal/Glass	1.1
Rubber-Tires	1.0
Gas-Distribution	1.0
Audio/Video Products	0.9
Oil Companies-Exploration & Production	0.9
Computers	0.8
Machinery-Construction & Mining	0.8
Human Resources	0.8
Transport-Services	0.8
Finance-Consumer Loans	0.8
Building Products-Cement	0.8
Publishing-Books	0.7
Real Estate Operations & Development	0.7
Multimedia	0.7

Distribution/Wholesale	0.6
Semiconductor Components-Integrated Circuits	0.6
Chemicals-Diversified	0.5
Retail-Drug Store	0.5
Oil-Field Services	0.5
Hotels/Motels	0.5
Medical-Wholesale Drug Distribution	0.5
Auto/Truck Parts & Equipment-Original	0.5
Retail-Building Products	0.4
Finance-Investment Banker/Broker	0.4
Wireless Equipment	0.3
Diversified Operations/Commercial Services	0.3
Food-Wholesale/Distribution	0.3
Power Converter/Supply Equipment	0.2
Metal-Aluminum	0.2
Building-Heavy Construction	0.2
Water	0.1

99.7%

*	Calculated as a percentage of net assets
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2008 — (unaudited)
Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP’’). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“The Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Senior Secured Floating Rate Loans (“Loans’’) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.
Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked to market daily based upon quotations from market makers. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements ” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets,etc.)
Level 3 — Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Portfolios’ net assets as of October 31, 2008:
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements “ (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets,etc.)

Level 3 —	Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Portfolios’ net assets as of October 31, 2008:

	Cash Management Portfolio		Corporate Bond Portfolio		Global Bond Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Quoted Prices	$—	$—	$900,972	$(214,277)	$16,086,130	$(710,172)
Level 2 - Other Significant Observable Inputs	839,554,098	—	761,831,568	—	239,923,339	(1,161,605)
Level 3 - Significant Unobservable Inputs	3,277,214	—	37,516	—	352,949	—

Total	$842,831,312	$—	$762,770,056	$(214,277)	$256,362,418	$(1,871,777)

	High-Yield Bond Portfolio		Total Return Bond Portfolio		Balanced Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Quoted Prices	$3,322,090	$—	$11,721,761	$1,287,419	$77,764,919	$(35,647)
Level 2 - Other Significant Observable Inputs	164,454,044	—	262,954,509	844,125	61,087,520	—
Level 3 - Significant Unobservable Inputs	24,834,923	—	1,041,113	—	18,500	—

Total	$192,611,057	$—	$275,717,383	$2,131,544	$138,870,939	$(35,647)

	MFS Total Return Portfolio		Telecom Utility Portfolio		Equity Index Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Quoted Prices	$522,711,583	$—	$28,670,351	$228,802	$18,144,411	$(26,213)
Level 2 - Other Significant Observable Inputs	276,920,940	—	6,327,438	—	1,056,717	—
Level 3 - Significant Unobservable Inputs	1,240,122	—	—	—	0	—

Total	$800,872,645	$—	$34,997,789	$228,802	$19,201,128	$(26,213)

	Growth-Income Portfolio		Equity Opportunities Portfolio		Davis Venture Value Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Quoted Prices	$257,099,404	$—	$103,169,636	$—	$1,262,109,810	$—
Level 2 - Other Significant Observable Inputs	345,000	—	804,000	—	118,332,583	—
Level 3 - Significant Unobservable Inputs	—	—	0	—	—	—

Total	$257,444,404	$—	$103,973,636	$—	$1,380,442,393	$—

	“Dogs” of Wall Street Portfolio		Alliance Growth Portfolio		Capital Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Quoted Prices	$48,372,069	$—	$454,652,567	$—	$51,832,093	$—
Level 2 - Other Significant Observable Inputs	3,115,000	—	5,586,000	—	5,199,725	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$51,487,069	$—	$460,238,567	$—	$57,031,818	$—

	MFS Massachusetts Investor
	Trust Portfolio		Fundamental Growth Portfolio		Blue Chip Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Quoted Prices	$138,538,274	$—	$143,778,161	$—	$26,173,342	$—
Level 2 - Other Significant Observable Inputs	19,468,978	—	713,000	—	1,218,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$158,007,252	$—	$144,491,161	$—	$27,391,342	$—

	Real Estate Portfolio		Small Company Value Portfolio		Mid-Cap Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Quoted Prices	$151,550,707	$—	$83,701,790	$—	$122,669,062	$—
Level 2 - Other Significant Observable Inputs	28,515,286	—	3,603,999	—	4,330,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$180,065,993	$—	$87,305,789	$—	$126,999,062	$—

	Aggressive Growth Portfolio		Growth Opportunities Portfolio		Marsico Focused Growth Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Quoted Prices	$46,516,119	$—	$61,608,577	$—	$74,157,758	$—
Level 2 - Other Significant Observable Inputs	18,450,000	—	7,731,000	—	9,328,519	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$64,966,119	$—	$69,339,577	$—	$83,486,277	$—

	Technology Portfolio		Small & Mid Cap Value Portfolio		International Growth and Income Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Quoted Prices	$25,012,257	$—	$288,280,806	$—	$38,594,386	$(7,822,272)
Level 2 - Other Significant Observable Inputs	3,103,000	—	8,586,000	—	293,522,769	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$28,115,257	$—	$296,866,806	$—	$332,117,155	$(7,822,272)

	Global Equities Portfolio		International Diversified Equities Portfolio		Emerging Markets Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Quoted Prices	$67,043,034	$—	$1,698,340	$(3,192,643)	$70,892,611	$649,351
Level 2 - Other Significant Observable Inputs	47,092,456	—	326,394,823	—	104,148,871	(3,252,703)
Level 3 - Significant Unobservable Inputs	—	—	595,126	—	—	—

Total	$114,135,490	$—	$328,688,289	$(3,192,643)	$175,041,482	$(2,603,352)

	Foreign Value Portfolio
	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$48,500,934	$—
Level 2 - Other Significant Observable Inputs	288,923,471	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$337,424,405	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written option contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Cash Management Portfolio		Corporate Portfolio		Global Bond Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Balance as of 01/31/08	$18,770,562	$—	$638	$—	$—	$—
Accured discounts/premiums	—	—	—	—	—	—
Realized gain(loss)	(5,020,199)	—	(99,980)	—	423	—
Change in unrealized appreciation(depreciation)	(1,476,601)	—	(202,744)	—	(437,165)	—
Net purchases(sales)	(8,996,548)	—	288,916	—	(19,309)	—
Transfers in and/or out of Level 3	—	—	50,686	—	809,000	—

Balance as of 10/31/08	$3,277,214	$—	$37,516	$—	$352,949	$—

	High-Yield Bond Portfolio		Total Return Bond Portfolio		Balanced Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Balance as of 01/31/08	$6,084,556	$—	$268,642	$—	$0	$—
Accured discounts/premiums	146,536	—	17,770	—	—	—
Realized gain(loss)	(75,868)	—	87,980	—	(16,750)	—
Change in unrealized appreciation(depreciation)	(1,986,040)	—	(304,745)	—	2,000	—
Net purchases(sales)	5,610,366	—	971,466	—	33,250	—
Transfers in and/or out of Level 3	15,055,373	—	—	—	—	—

Balance as of 10/31/08	$24,834,923	$—	$1,041,113	$—	$18,500	$—

	MFS Total Return Portfolio		Equity Index Portfolio		Equity Opportunities Portfolio
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Balance as of 01/31/08	$0	$—	$0	$—	$0	$—
Accured discounts/premiums	—	—	—	—	—	—
Realized gain(loss)	—	—	—	—	—	—
Change in unrealized appreciation(depreciation)	—	—	—	—	—	—
Net purchases(sales)	—	—	—	—	—	—
Transfers in and/or out of Level 3	1,240,122	—	—	—	—	—

Balance as of 10/31/08	$1,240,122	$—	$0	$—	$0	$—

	International Diversified Equities Portfolio
	Investments	Other Financial
	in Securities	Instruments*
Balance as of 01/31/08	$—	$—
Accured discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)	(83,193)	—
Net purchases(sales)	5550	—
Transfers in and/or out of Level 3	672,769	—

Balance as of 10/31/08	$595,126	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written option contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

Note 2. Repurchase Agreements:
At October 31, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount
High Yield Bond	4.38%	$7,566,000
“Dogs” of Wall Street	1.80	3,115,000
Blue Chip Growth	0.71	1,218,000
Aggressive Growth	6.05	10,450,000
As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:
State Street Bank & Trust Co., dated October 31, 2008, bearing interest at a rate of 0.01% per annum, with a principal amount of $172,717,000 a repurchase price of $172,717,144 and a maturity date of November 3, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	0.88	11/28/08	72,920,000	72,912,708
U.S. Treasury Bills	1.40%	11/20/08	$103,270,000	$103,259,673
In addition, as of October 31, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount
Aggressive Growth	2.67%	$8,000,000
As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:
UBS Securities LLC, dated October 31, 2008, bearing interest at a rate of 0.10% per annum, with a principal amount of $300,000,000, a repurchase price of $300,002,500 and a maturity date of November 3, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	0.87%	04/15/2010	$300,000,000	$306,000,060
Note 3. Transactions with Affiliates: As disclosed in the Portfolio of Investments, certain Portfolios own common stock issued by American International Group, Inc. (“AIG”) or other affiliates of AIG SunAmerica Asset Management Corp. (“Adviser”). During the nine months ended October 31, 2008, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and other affiliates of the Adviser as follows:

			Market Value				Change in
			at January 31,	Cost of	Proceeds of	Realized	Unrealized	Market Value
Portfolio	Security	Income	2008	Purchases	Sales	Gain/(Loss)	Gain(Loss)	at October 31, 2008
Equity Index	AIG	$6,148	$339,124	$14,840	$11,673	$(35,761)	$(295,506)	$11,024
Note 4. Federal Income Taxes: The amount of aggregate unrealized gain (loss) and the cost of investment securities for Federal Income tax purposes, including short-term securities and repurchase agreement, were as follows:

	Aggregate	Aggregate	Unrealized
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments

Cash Management	$193,348	$(4,663,222)	$(4,469,874)	$847,301,186
Corporate Bond	1,400,866	(165,558,978)	(164,158,112)	926,928,168
Global Bond	12,597,345	(24,363,484)	(11,766,139)	268,128,557
High-Yield Bond	3,624,447	(94,938,705)	(91,314,258)	283,925,315
Total Return Bond	782,997	(11,152,983)	(10,369,986)	318,067,013
Balanced	1,140,647	(30,356,156)	(29,215,509)	168,086,449
MFS Total Return	7,922,242	(171,109,960)	(163,187,718)	964,060,363
Telecom Utility	161,902	(17,943,389)	(17,781,487)	52,779,276
Equity Index	3,581,300	(9,534,408)	(5,953,108)	25,154,239
Growth-Income	20,357,323	(58,691,347)	(38,334,024)	295,778,428
Equity Opportunities	1,372,582	(42,213,440)	(40,840,858)	144,814,494
Davis Venture Value	306,607,769	(289,034,486)	17,573,283	1,362,869,110
“Dogs” of Wall Street	212,553	(22,294,004)	(22,081,451)	73,568,520
Alliance Growth	5,529,132	(100,940,265)	(95,411,133)	555,649,700
Capital Growth	(104,145)	(21,948,977)	(22,053,122)	79,084,940
MFS Massachusetts Investors Trust	9,801,541	(38,416,874)	(28,615,333)	186,622,584
Fundamental Growth	1,394,096	(50,337,071)	(48,942,975)	193,434,136
Blue Chip Growth	714,108	(8,172,607)	(7,458,499)	34,849,841
Real Estate	2,219,288	(78,461,145)	(76,241,857)	256,307,850
Small Company Value	2,020,780	(38,406,994)	(36,386,214)	123,692,003
Mid-Cap Growth	2,659,578	(53,074,151)	(50,414,573)	177,413,635
Aggressive Growth	1,760,143	(2,737,795)	(977,652)	65,943,771
Growth Opportunities	1,706,689	(11,210,150)	(9,503,461)	78,843,038
Marsico Focused Growth	8,415,684	(11,617,679)	(3,201,995)	86,688,272
Technology	(312,051)	(5,577,552)	(5,889,603)	34,004,860
Small & Mid Cap Value	4,066,985	(146,232,229)	(142,165,244)	439,032,050
International Growth and Income	1,654,851	(158,423,876)	(156,769,025)	488,886,180
Global Equities	1,324,471	(38,390,163)	(37,065,692)	151,201,182
International Diversified Equities	17,039,011	(109,883,873)	(92,844,862)	421,533,151
Emerging Markets	3,192,167	(90,594,210)	(87,402,043)	262,443,525
Foreign Value	21,426,924	(128,456,388)	(107,029,464)	444,453,869
Note 5. Unfunded Loan Commitments: At October 31, 2008 the High Yield Bond Portfolio had the following unfunded loan commitment which could be extended at the option of the borrower:

Name	Type	Maturity Date	Amount
Greektown Holdings, LLC	Delayed Draw Term Loan	10/15/15	$483,315
ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.
a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3 (c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust
By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 30, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: December 30, 2008